UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23148

Guardian Variable Products Trust

(Exact name of registrant as specified in charter)

10 Hudson Yards New York, N.Y. 10001

(Address of principal executive offices) (Zip code)

Dominique Baede

President

Guardian Variable Products Trust

10 Hudson Yards

New York, N.Y. 10001

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-598-8000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is filed herewith.

Guardian Variable

Products Trust

2023

Semiannual Report

All Data as of June 30, 2023

Guardian Core Fixed Income VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Core Fixed Income VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2023. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN CORE FIXED INCOME VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $433,018,606

Bond Sector Allocation[1] As of June 30, 2023

Bond Quality Allocation[2] As of June 30, 2023

1

GUARDIAN CORE FIXED INCOME VIP FUND

Top Ten Holdings[1] As of June 30, 2023

Holding	Coupon Rate	Maturity Date	% of Total Net Assets
U.S. Treasury Note	4.000%	6/30/2028	11.48%
U.S. Treasury Bond	3.875%	5/15/2043	10.03%
U.S. Treasury Note	4.625%	6/30/2025	7.22%
U.S. Treasury Bond	3.625%	5/15/2053	4.55%
U.S. Treasury Note	3.750%	5/31/2030	2.51%
Federal National Mortgage Association	3.000%	5/1/2052	1.96%
Federal Home Loan Mortgage Corp.	3.500%	6/1/2052	1.39%
iShares MBS ETF	—	—	1.15%
Vanguard Mortgage-Backed Securities ETF	—	—	1.11%
Federal National Mortgage Association	4.000%	6/1/2052	1.06%
Total			42.46%

[1]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Cash includes short-term investments and net other assets and liabilities.
[2]

The Bond Quality Allocation chart displays the percentage of fund assets allocated to each rating. Rating agencies’ independent ratings of individual securities are aggregated by Bloomberg, and market weights are reported using Standard & Poor’s letter rating conventions. Rating methodology uses the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services, and Fitch Ratings. When a rating from only two of the rating agencies is available, the lower rating is used. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standards of credit quality. Rating agencies may fail to make timely changes in credit ratings, and an issuer’s current financial condition may be better or worse than a rating indicates. In formulating investment decisions for the Fund, Park Avenue Institutional Advisers LLC develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

2

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23-6/30/23	Expense Ratio During Period 1/1/23-6/30/23
Based on Actual Return	$1,000.00	$1,019.80	$2.50	0.50%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,022.32	$2.51	0.50%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

June 30, 2023 (unaudited)	Principal Amount	Value
Agency Mortgage–Backed Securities – 10.1%

Federal Home Loan Mortgage Corp. 3.00% due 3/1/2052	$2,741,813	$2,415,586
3.50% due 6/1/2052	6,606,445	6,020,513
4.00% due 10/1/2037	435,714	420,640
4.00% due 6/1/2052	3,145,665	2,950,789
4.50% due 8/1/2052	3,835,899	3,687,382
4.50% due 9/1/2052	480,763	462,066

Federal National Mortgage Association 3.00% due 7/1/2051	3,586,981	3,162,804
3.00% due 5/1/2052	9,652,860	8,496,083
3.50% due 6/1/2052	4,919,277	4,483,033
3.50% due 9/1/2052	3,964,063	3,619,845
3.50% due 10/1/2052	3,981,541	3,626,603
4.00% due 6/1/2052	4,881,624	4,579,306

Total Agency Mortgage–Backed Securities (Cost $46,278,380)		43,924,650
Asset–Backed Securities – 19.7%

Aligned Data Centers Issuer LLC 2021-1A A2 1.937% due 8/15/2046(1)	2,016,000	1,762,086

Allegro CLO VI Ltd. 2017-2A B 6.76% (3 mo. USD LIBOR + 1.50%) due 1/17/2031(1)(2)(3)	2,000,000	1,950,400

Ally Auto Receivables Trust 2022-1 A3 3.31% due 11/15/2026	3,850,000	3,749,856

AmeriCredit Automobile Receivables Trust 2020-3 C 1.06% due 8/18/2026	2,625,000	2,465,518

Anchorage Capital CLO 21 Ltd. 2021-21A B 7.00% (3 mo. USD LIBOR + 1.75%) due 10/20/2034(1)(2)(3)	1,750,000	1,712,025

Ares XXVII CLO Ltd. 2013-2A BR2 6.923% (3 mo. USD LIBOR + 1.65%) due 10/28/2034(1)(2)(3)	2,000,000	1,959,642

Ares XXVIIIR CLO Ltd. 2018-28RA A2 6.66% (3 mo. USD LIBOR + 1.40%) due 10/17/2030(1)(2)(3)	2,400,000	2,358,847

Avis Budget Rental Car Funding AESOP LLC 2019-3A A 2.36% due 3/20/2026(1)	2,440,000	2,303,040

Barings CLO Ltd. 2020-1A AR 6.41% (3 mo. USD LIBOR + 1.15%) due 10/15/2036(1)(2)(3)	2,800,000	2,733,405

June 30, 2023 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

Battery Park CLO II Ltd. 2022-1A A1 7.259% (3 mo. USD Term SOFR + 2.21%) due 10/20/2035(1)(2)	$3,550,000	$3,550,000

Benefit Street Partners CLO XVI Ltd. 2018-16A BR 6.81% (3 mo. USD LIBOR + 1.55%) due 1/17/2032(1)(2)(3)	2,800,000	2,730,840

Canyon Capital CLO Ltd. 2022-1A B 6.832% (3 mo. USD Term SOFR + 1.85%) due 4/15/2035(1)(2)	2,000,000	1,945,916

CarMax Auto Owner Trust 2020-4 B 0.85% due 6/15/2026	2,200,000	2,052,612

Cathedral Lake VI Ltd. 2021-6A AN 6.505% (3 mo. USD LIBOR + 1.25%) due 4/25/2034(1)(2)(3)	2,500,000	2,457,492

CIFC Funding Ltd. 2013-4A BRR 6.892% (3 mo. USD LIBOR + 1.60%) due 4/27/2031(1)(2)(3)	2,000,000	1,955,600

Dryden 80 CLO Ltd. 2019-80A AR 6.236% (3 mo. USD Term SOFR + 1.25%) due 1/17/2033(1)(2)	3,350,000	3,280,990

Dryden Senior Loan Fund 2017-47A CR 7.31% (3 mo. USD LIBOR + 2.05%) due 4/15/2028(1)(2)(3)	2,100,000	2,075,850

Exeter Automobile Receivables Trust 2022-2A A3 2.80% due 11/17/2025	1,192,688	1,188,162

Ford Credit Auto Owner Trust 2020-1 A 2.04% due 8/15/2031(1)	2,400,000	2,258,153

GM Financial Consumer Automobile Receivables Trust 2020-4 A4 0.50% due 2/17/2026	3,579,000	3,388,859

Gulf Stream Meridian 6 Ltd. 2021-6A A1 6.45% (3 mo. USD LIBOR + 1.19%) due 1/15/2037(1)(2)(3)	1,800,000	1,767,780

Hertz Vehicle Financing III LLC 2022-3A A 3.37% due 3/25/2025(1)	2,140,000	2,110,203

Hyundai Auto Lease Securitization Trust 2022-B A3 3.35% due 6/16/2025(1)	2,800,000	2,752,761

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

June 30, 2023 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

Jamestown CLO XI Ltd. 2018-11A A2 6.951% (3 mo. USD LIBOR + 1.70%) due 7/14/2031(1)(2)(3)	$2,800,000	$2,736,720

KKR CLO 38 Ltd. 38A A1 6.306% (3 mo. USD Term SOFR + 1.32%) due 4/15/2033(1)(2)	2,800,000	2,753,217

Master Credit Card Trust 2021-1A A 0.53% due 11/21/2025(1)	3,120,000	2,973,048

Neuberger Berman Loan Advisers CLO 26 Ltd. 2017-26A BR 6.662% (3 mo. USD LIBOR + 1.40%) due 10/18/2030(1)(2)(3)	1,050,000	1,026,980

Neuberger Berman Loan Advisers CLO 40 Ltd. 2021-40A A 6.32% (3 mo. USD LIBOR + 1.06%) due 4/16/2033(1)(2)(3)	2,900,000	2,862,880

Nissan Auto Lease Trust 2023-A A4 4.80% due 7/15/2027	1,600,000	1,576,879

OHA Credit Partners XIV Ltd. 2017-14A B 6.761% (3 mo. USD LIBOR + 1.50%) due 1/21/2030(1)(2)(3)	2,000,000	1,953,800

PPM CLO 2 Ltd. 2019-2A BR 7.015% (3 mo. USD LIBOR + 1.75%) due 4/16/2032(1)(2)(3)	2,500,000	2,418,500

Santander Drive Auto Receivables Trust 2022-3 A3 3.40% due 12/15/2026	2,657,738	2,621,904

TIAA CLO IV Ltd. 2018-1A A2 6.95% (3 mo. USD LIBOR + 1.70%) due 1/20/2032(1)(2)(3)	1,240,000	1,207,512

Toyota Auto Loan Extended Note Trust 2021-1A A 1.07% due 2/27/2034(1)	2,175,000	1,941,474

Verizon Owner Trust 2020-C A 0.41% due 4/21/2025	678,295	671,223

Voya CLO Ltd. 2015-3A A3R 7.01% (3 mo. USD Term SOFR + 1.96%) due 10/20/2031(1)(2)	2,000,000	1,967,064

June 30, 2023 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

Westlake Automobile Receivables Trust 2022-3A A2 5.24% due 7/15/2025(1)	$1,493,846	$1,490,546

World Omni Auto Receivables Trust 2021-B A4 0.69% due 6/15/2027	2,800,000	2,562,547

Total Asset–Backed Securities (Cost $86,563,442)		85,274,331
Corporate Bonds & Notes – 22.7%
Aerospace & Defense – 0.5%

Lockheed Martin Corp. 4.75% due 2/15/2034	1,200,000	1,196,724

5.20% due 2/15/2055	400,000	412,924

Northrop Grumman Corp. 4.95% due 3/15/2053	400,000	390,136

		1,999,784
Agriculture – 0.5%

Philip Morris International, Inc. 5.75% due 11/17/2032	2,300,000	2,357,086

		2,357,086
Beverages – 0.3%

Anheuser-Busch InBev Worldwide, Inc. 3.50% due 6/1/2030	1,200,000	1,116,960

		1,116,960
Biotechnology – 0.2%

Amgen, Inc. 5.25% due 3/2/2033	900,000	900,909

		900,909
Commercial Banks – 7.0%

Bank of America Corp.
4.271% (4.271% fixed rate until 7/23/2028; 3 mo. USD Term SOFR + 1.57% thereafter) due 7/23/2029(2)	2,400,000	2,276,208
5.288% (5.288% fixed rate until 4/25/2033; SOFR + 1.91% thereafter) due 4/25/2034(2)	1,400,000	1,387,162

Barclays PLC
2.645% (2.645% fixed rate until 6/24/2030; 1 yr. CMT + 1.90% thereafter) due 6/24/2031(2)	1,600,000	1,283,312
7.119% (7.119% fixed rate until 6/27/2033; SOFR + 3.57% thereafter) due 6/27/2034(2)	500,000	500,285

BNP Paribas SA
5.125% (5.125% fixed rate until 1/13/2028; 1 yr. CMT + 1.45% thereafter) due 1/13/2029(1)(2)	2,200,000	2,154,240

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

June 30, 2023 (unaudited)	Principal Amount	Value
Commercial Banks (continued)
5.335% (5.335% fixed rate until 6/12/2028; 1 yr. CMT + 1.50% thereafter) due 6/12/2029(1)(2)	$2,200,000	$2,172,632

Credit Agricole SA 5.514% due 7/5/2033(1)	800,000	805,896

Deutsche Bank AG 2.311% (2.311% fixed rate until 11/16/2026; SOFR + 1.22% thereafter) due 11/16/2027(2)	2,900,000	2,494,580

Discover Bank 4.682% (4.682% fixed rate until 8/9/2023; 5 yr. USD Swap + 1.73% thereafter) due 8/9/2028(2)	2,000,000	1,816,760

Fifth Third Bank NA 2.25% due 2/1/2027	2,400,000	2,107,008

Huntington National Bank 4.552% (4.552% fixed rate until 5/17/2027; SOFR + 1.65% thereafter) due 5/17/2028(2)	1,400,000	1,309,210
5.65% due 1/10/2030	500,000	480,220

JPMorgan Chase & Co. 4.203% (4.203% fixed rate until 7/23/2028; 3 mo. USD Term SOFR + 1.52% thereafter) due 7/23/2029(2)	3,700,000	3,517,109

Mitsubishi UFJ Financial Group, Inc. 5.406% (5.406% fixed rate until 4/19/2033; 1 yr. CMT + 1.97% thereafter) due 4/19/2034(2)	1,000,000	991,720

Morgan Stanley 5.123% (5.123% fixed rate until 2/1/2028; SOFR + 1.73% thereafter) due 2/1/2029(2)	2,000,000	1,973,680
5.25% (5.250% fixed rate until 4/21/2033; SOFR + 1.87% thereafter) due 4/21/2034(2)	1,400,000	1,381,744

NatWest Group PLC 5.808% (5.808% fixed rate until 9/13/2028; 1 yr. CMT + 1.95% thereafter) due 9/13/2029(2)	2,500,000	2,467,050

Truist Financial Corp. 5.867% (5.867% fixed rate until 6/8/2033; SOFR + 2.36% thereafter) due 6/8/2034(2)	1,200,000	1,202,280

		30,321,096
Commercial Services – 0.1%

S&P Global, Inc. 2.90% due 3/1/2032	700,000	607,271

		607,271

June 30, 2023 (unaudited)	Principal Amount	Value
Computers – 0.3%

Apple, Inc. 2.65% due 2/8/2051	$500,000	$345,260
3.25% due 8/8/2029	100,000	93,604
3.35% due 8/8/2032	1,000,000	931,850

		1,370,714
Cosmetics & Personal Care – 0.9%

Haleon U.S. Capital LLC 3.625% due 3/24/2032	2,300,000	2,062,663

Kenvue, Inc. 4.90% due 3/22/2033(1)	1,700,000	1,718,972
5.05% due 3/22/2053(1)	100,000	101,941

		3,883,576
Diversified Financial Services – 1.3%

AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.00% due 10/29/2028	2,450,000	2,124,934

Air Lease Corp. 5.30% due 2/1/2028	1,000,000	982,710

Charles Schwab Corp. 4.625% due 3/22/2030	1,800,000	1,764,594

Mastercard, Inc. 4.85% due 3/9/2033	700,000	712,817

		5,585,055
Electric – 1.8%

Alabama Power Co. 3.94% due 9/1/2032	1,000,000	923,910

Consumers Energy Co. 4.20% due 9/1/2052	600,000	514,638

Duke Energy Carolinas LLC 4.95% due 1/15/2033	1,000,000	993,600

Duke Energy Corp. 3.50% due 6/15/2051	950,000	688,902
5.00% due 8/15/2052	400,000	366,084

Exelon Corp. 5.60% due 3/15/2053	500,000	504,385

PPL Electric Utilities Corp. 5.00% due 5/15/2033	500,000	501,320
5.25% due 5/15/2053	1,300,000	1,324,856

Wisconsin Public Service Corp. 2.85% due 12/1/2051	400,000	264,720

Xcel Energy, Inc. 4.60% due 6/1/2032	2,000,000	1,892,760

		7,975,175
Food – 0.3%

Kroger Co. 1.70% due 1/15/2031	1,800,000	1,412,388

		1,412,388
Gas – 0.1%

CenterPoint Energy Resources Corp. 5.40% due 3/1/2033	600,000	610,788

		610,788

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

June 30, 2023 (unaudited)	Principal Amount	Value
Healthcare-Services – 0.7%

Elevance Health, Inc. 4.75% due 2/15/2033	$800,000	$777,824
5.125% due 2/15/2053	200,000	193,552

UnitedHealth Group, Inc. 2.30% due 5/15/2031	1,700,000	1,437,282
5.875% due 2/15/2053	400,000	443,728

		2,852,386
Insurance – 1.2%

Aon Corp. / Aon Global Holdings PLC 5.35% due 2/28/2033	1,200,000	1,209,876

Athene Holding Ltd. 3.50% due 1/15/2031	900,000	741,312

Corebridge Financial, Inc. 3.90% due 4/5/2032	1,100,000	957,957

Hartford Financial Services Group, Inc. 2.80% due 8/19/2029	700,000	604,534
3.60% due 8/19/2049	400,000	301,968

MetLife, Inc. 4.55% due 3/23/2030	400,000	391,532
5.25% due 1/15/2054	600,000	584,124

Prudential Financial, Inc.
3.70% due 3/13/2051	200,000	153,506
5.75% due 7/15/2033	200,000	209,580

		5,154,389
Media – 0.9%

Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% due 1/15/2029	500,000	416,415
4.40% due 4/1/2033	300,000	263,394
5.25% due 4/1/2053	700,000	564,984

Comcast Corp. 1.95% due 1/15/2031	1,600,000	1,308,144
2.887% due 11/1/2051	600,000	402,432
5.35% due 5/15/2053	700,000	711,732

		3,667,101
Oil & Gas – 1.2%

BP Capital Markets America, Inc. 4.812% due 2/13/2033	2,600,000	2,564,432

Cenovus Energy, Inc. 2.65% due 1/15/2032	500,000	403,695
3.75% due 2/15/2052	300,000	212,979

Occidental Petroleum Corp. 7.50% due 5/1/2031	700,000	764,246

Valero Energy Corp. 2.80% due 12/1/2031	1,300,000	1,070,316

		5,015,668
Oil & Gas Services – 0.3%

Schlumberger Investment SA 4.85% due 5/15/2033	1,400,000	1,380,050

		1,380,050

June 30, 2023 (unaudited)	Principal Amount	Value
Pharmaceuticals – 1.3%

CVS Health Corp. 5.30% due 6/1/2033	$2,000,000	$1,996,520
5.875% due 6/1/2053	900,000	924,579

Pfizer Investment Enterprises Pte Ltd. 4.75% due 5/19/2033	2,600,000	2,591,290

		5,512,389
Pipelines – 0.8%

Cheniere Energy Partners LP 5.95% due 6/30/2033(1)	700,000	703,850

Energy Transfer LP 3.75% due 5/15/2030	700,000	632,814
5.00% due 5/15/2050	500,000	422,490

ONEOK, Inc. 6.10% due 11/15/2032	700,000	712,068

Western Midstream Operating LP 6.15% due 4/1/2033	1,100,000	1,107,359

		3,578,581
Real Estate Investment Trusts (REITs) – 0.9%

American Tower Corp. 5.65% due 3/15/2033	1,000,000	1,017,300

Extra Space Storage LP 5.50% due 7/1/2030	1,300,000	1,292,356

Realty Income Corp. 4.85% due 3/15/2030	1,800,000	1,744,182

		4,053,838
Semiconductors – 0.8%

Broadcom, Inc. 4.15% due 4/15/2032(1)	2,000,000	1,811,020

Intel Corp. 5.20% due 2/10/2033	1,200,000	1,211,184

NXP BV / NXP Funding LLC / NXP USA, Inc. 2.65% due 2/15/2032	400,000	323,408

		3,345,612
Software – 0.5%

Microsoft Corp. 2.921% due 3/17/2052	600,000	445,908

Oracle Corp. 5.55% due 2/6/2053	300,000	290,664
6.25% due 11/9/2032	1,000,000	1,060,950
6.90% due 11/9/2052	300,000	336,171

		2,133,693
Telecommunications – 0.4%

T-Mobile USA, Inc. 2.70% due 3/15/2032	1,700,000	1,408,552
3.40% due 10/15/2052	500,000	356,845

Verizon Communications, Inc. 2.355% due 3/15/2032	200,000	160,874

		1,926,271

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

June 30, 2023 (unaudited)	Principal Amount	Value
Transportation – 0.4%

Union Pacific Corp. 3.95% due 9/10/2028	$300,000	$290,685
4.50% due 1/20/2033	500,000	492,130
4.95% due 5/15/2053	900,000	896,364

		1,679,179

Total Corporate Bonds & Notes (Cost $99,423,978)		98,439,959
Non–Agency Mortgage–Backed Securities – 6.8%

Benchmark Mortgage Trust 2018-B3 AS 4.195% due 4/10/2051(2)(4)	2,550,000	2,305,788

Citigroup Commercial Mortgage Trust 2014-GC23 AS 3.863% due 7/10/2047	2,750,000	2,640,096

Commercial Mortgage Trust 2017-COR2 A3 3.51% due 9/10/2050	2,920,000	2,679,173
2019-GC44 AM 3.263% due 8/15/2057	2,415,000	2,021,526

DBGS Mortgage Trust 2018-C1 AM 4.756% due 10/15/2051(2)(4)	2,400,000	2,161,789

DBUBS Mortgage Trust 2017-BRBK A 3.452% due 10/10/2034(1)	1,760,000	1,597,662

Freddie Mac STACR REMIC Trust 2021-DNA7 M2 6.867% due 11/25/2041(1)(2)(4)	2,200,000	2,118,892
2021-HQA4 M1 6.017% due 12/25/2041(1)(2)(4)	1,393,116	1,351,080
2022-DNA1 M1A 6.067% due 1/25/2042(1)(2)(4)	1,199,563	1,179,955
2022-HQA3 M1A 7.367% due 8/25/2042(1)(2)(4)	2,509,143	2,524,232

Hilton USA Trust 2016-HHV A 3.719% due 11/5/2038(1)	1,875,000	1,734,445

Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 AS 3.456% due 5/15/2046	429,370	397,122

Wells Fargo Commercial Mortgage Trust 2015-NXS4 A4 3.718% due 12/15/2048	3,120,000	2,948,996
2018-C43 A4 4.012% due 3/15/2051(2)(4)	3,000,000	2,786,001

WFRBS Commercial Mortgage Trust 2014-C19 AS 4.271% due 3/15/2047	975,000	953,982

Total Non–Agency Mortgage–Backed Securities (Cost $30,910,917)		29,400,739

June 30, 2023 (unaudited)	Principal Amount	Value
U.S. Government Securities – 35.8%

U.S. Treasury Bond 3.625% due 5/15/2053	$20,500,000	$19,712,031
3.875% due 5/15/2043	44,500,000	43,429,219

U.S. Treasury Note 3.75% due 5/31/2030	11,000,000	10,848,750
4.00% due 6/30/2028	50,000,000	49,726,565
4.625% due 6/30/2025	31,400,000	31,256,493

Total U.S. Government Securities (Cost $155,161,801)		154,973,058

	Shares	Value
Exchange–Traded Funds – 2.3%

iShares MBS ETF	53,500	4,989,677

Vanguard Mortgage-Backed Securities ETF	104,800	4,819,752

Total Exchange–Traded Funds (Cost $9,918,211)		9,809,429

	Principal Amount	Value
Repurchase Agreements – 1.6%

Fixed Income Clearing Corp., 1.52%, dated 6/30/2023, proceeds at maturity value of $6,698,289, due 7/3/2023(5)	$6,697,441	6,697,441

Total Repurchase Agreements (Cost $6,697,441)		6,697,441

Total Investments – 99.0% (Cost $434,954,170)		428,519,607

Assets in excess of other liabilities – 1.0%		4,498,999

Total Net Assets – 100.0%		$433,018,606

(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2023, the aggregate market value of these securities amounted to $84,971,588, representing 19.6% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2023.
(3)

The London Interbank Offered Rate (“LIBOR”) is being phased out completely by June 30, 2023. There remains uncertainty regarding the nature of any replacement rate and the impact of a transition away from LIBOR on the Fund’s investments.

(4)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.625%	3/15/2026	$6,732,000	$6,831,471

8	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

Open futures contracts at June 30, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	September 2023	531	Long	$109,145,994	$107,975,531	$(1,170,463)
U.S. 5-Year Treasury Note	September 2023	96	Long	10,433,579	10,281,000	(152,579)
U.S. Ultra 10-Year Treasury Note	September 2023	10	Long	1,185,189	1,184,375	(814)
Total				$120,764,762	$119,440,906	$(1,323,856)

Centrally cleared credit default swap agreements — buy protection(6):

Reference Entity	Implied Credit Spread at 6/30/23(7)	Notional Amount(8)		Maturity	(Pay)/Receive Fixed Rate	Periodic Payment Frequency	Upfront Payments	Value	Unrealized Depreciation
CDX.NA.IG.S40	0.66%	USD	45,000,000	6/20/2028	(1.00)%	Quarterly	$(526,294)	$(673,232)	$(146,938)

(6)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(7)

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(8)

The notional amount represents the maximum potential amount the Fund could be required to pay as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America Investment Grade Index.

Legend:

CLO — Collateralized Loan Obligation

CMT — Constant Maturity Treasury

LIBOR — London Interbank Offered Rate

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

The accompanying notes are an integral part of these financial statements.	9

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage–Backed Securities	$—	$43,924,650	$—	$43,924,650
Asset–Backed Securities	—	85,274,331	—	85,274,331
Corporate Bonds & Notes	—	98,439,959	—	98,439,959
Non–Agency Mortgage–Backed Securities	—	29,400,739	—	29,400,739
U.S. Government Securities	—	154,973,058	—	154,973,058
Exchange–Traded Funds	9,809,429	—	—	9,809,429
Repurchase Agreements	—	6,697,441	—	6,697,441
Total	$9,809,429	$418,710,178	$—	$428,519,607
Other Financial Instruments
Futures Contracts
Liabilities	$(1,323,856)	$—	$—	$(1,323,856)
Swap Contracts
Liabilities	—	(146,938)	—	(146,938)
Total	$(1,323,856)	$(146,938)	$—	$(1,470,794)

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN CORE FIXED INCOME VIP FUND

Statement of Assets and Liabilities As of June 30, 2023 (unaudited)
Assets

Investments, at value	$428,519,607

Receivable for investments sold	83,239,871

Interest receivable	2,445,887

Receivable for variation margin on futures contracts	1,556,198

Receivable for variation margin on swap contracts	1,116,819

Cash deposits with brokers for futures contracts	776,050

Receivable for fund shares subscribed	69,268

Reimbursement receivable from adviser	10,117

Prepaid expenses	5,061

Total Assets	517,738,878

Liabilities

Payable for investments purchased	83,796,970

Due to broker for swap contracts	583,276

Investment advisory fees payable	156,051

Payable for fund shares redeemed	91,971

Accrued custodian and accounting fees	19,020

Accrued audit fees	15,632

Accrued trustees’ and officers’ fees	8,880

Accrued expenses and other liabilities	48,472

Total Liabilities	84,720,272

Total Net Assets	$433,018,606

Net Assets Consist of:

Paid-in capital	$443,446,651

Distributable loss	(10,428,045)

Total Net Assets	$433,018,606

Investments, at Cost	$434,954,170

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	44,187,913

Net Asset Value Per Share	$9.80

Statement of Operations For the Six Months Ended June 30, 2023 (unaudited)
Investment Income

Interest	$9,387,861

Dividends	126,507

Total Investment Income	9,514,368

Expenses

Investment advisory fees	970,057

Professional fees	58,880

Trustees’ and officers’ fees	56,726

Administrative fees	30,035

Custodian and accounting fees	27,290

Transfer agent fees	10,569

Shareholder reports	6,768

Other expenses	12,395

Total Expenses	1,172,720

Less: Fees waived	(53,125)

Total Expenses, Net	1,119,595

Net Investment Income/(Loss)	8,394,773

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Derivative Contracts

Net realized gain/(loss) from investments	(19,062,817)

Net realized gain/(loss) from futures contracts	(226,726)

Net realized gain/(loss) from swap contracts	172,280

Net change in unrealized appreciation/(depreciation) on investments	21,082,098

Net change in unrealized appreciation/(depreciation) on futures contracts	(1,379,405)

Net change in unrealized appreciation/(depreciation) on swap contracts	(146,938)

Net Gain on Investments and Derivative Contracts	438,492

Net Increase in Net Assets Resulting From Operations	$8,833,265

The accompanying notes are an integral part of these financial statements.	11

FINANCIAL INFORMATION — GUARDIAN CORE FIXED INCOME VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/23	For the Period Ended 12/31/22[1]

Operations

Net investment income/(loss)	$8,394,773	$10,906,076

Net realized gain/(loss) from investments and derivative contracts	(19,117,263)	(2,706,274)

Net change in unrealized appreciation/(depreciation) on investments and derivative contracts	19,555,755	(27,461,112)

Net Increase/(Decrease) in Net Assets Resulting from Operations	8,833,265	(19,261,310)

Capital Share Transactions

Proceeds from sales of shares	15,347,230	524,761,918

Cost of shares redeemed	(40,966,774)	(55,695,723)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(25,619,544)	469,066,195

Net Increase/(Decrease) in Net Assets	(16,786,279)	449,804,885

Net Assets

Beginning of period	449,804,885	—

End of period	$433,018,606	$449,804,885

Other Information:

Shares

Sold	1,558,280	52,488,133

Redeemed	(4,160,524)	(5,697,976)

Net Increase/(Decrease)	(2,602,244)	46,790,157

[1]	Commenced operations on May 2, 2022.

12	The accompanying notes are an integral part of these financial statements.

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13

FINANCIAL INFORMATION — GUARDIAN CORE FIXED INCOME VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2),(3)

Six Months Ended 6/30/23	$9.61	$0.18	$0.01	$0.19	$9.80	1.98%

Period Ended 12/31/22(5)	10.00	0.22	(0.61)	(0.39)	9.61	(3.90)%

14	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN CORE FIXED INCOME VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3),(4)	Gross Ratio of Expenses to Average Net Assets(3)	Net Ratio of Net Investment Income to Average Net Assets(3),(4)	Gross Ratio of Net Investment Income to Average Net Assets(3)	Portfolio Turnover Rate(3)

$433,019	0.50%	0.52%	3.75%	3.73%	166%

449,805	0.50%	0.52%	3.41%	3.39%	90%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2022, certain non-recurring fees (i.e., audit fees) are not annualized.

(4)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(5)	Commenced operations on May 2, 2022.

The accompanying notes are an integral part of these financial statements.	15

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

June 30, 2023 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Core Fixed Income VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on May 2, 2022. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to provide a high level of current income and capital appreciation without undue risk to principal.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5c). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Exchange-traded financial futures contracts are valued at the last settlement price on the market where they are primarily traded.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

16

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2023, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2023 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2023, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

17

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Fund’s asset allocation or risk exposure, (iii) to enhance potential return, or (iv) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into cleared swaps.

In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the swap contracts and may realize a loss. During the six months ended June 30, 2023, the Fund entered into credit default swaps for risk exposure management and to enhance potential return.

e. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of its investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from its current market value. There were no options transactions as of June 30, 2023.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be

18

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.45% of the first $300 million, and 0.40% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Fund has no sub-adviser.

Park Avenue has contractually agreed through April 30, 2024 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.50% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2023, Park Avenue waived fees and/or paid Fund expenses in the amount of $53,125.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (TBA) securities) for the six months ended June 30, 2023, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$187,611,313	$542,977,991
Sales	196,259,930	555,386,221

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

19

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

d. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2023, the Fund did not hold any restricted, other than 144A restricted securities or illiquid securities.

f. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

g. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

h. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

i. Disclosures About Derivative Instruments and Hedging Activities The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2023 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Under certain market conditions, the Fund may use credit default swaps to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve exposure, (iii) manage risk, (iv) enhance returns, or (v) as substitutes for permitted Fund investments. Credit default swaps involve the exchange of a floating

20

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities.

The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. Cleared swaps are transacted through futures commission merchants (“FCM”s) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. Funds post initial and variation margin by making payments to their clearing member FCMs.

Generally, the Fund will enter into credit default swaps on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Credit default swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to credit default swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a credit default swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

In addition to the risks generally applicable to derivatives, risks associated with credit default swap agreements include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements.

As of June 30, 2023, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

	Interest Rate Contracts	Credit Default Contracts

Liability Derivatives
Futures Contracts[1]	$(1,323,856)	$—
Swap Contracts[2]	—	(146,938)

[1]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

[2]

Statement of Assets and Liabilities location: Includes the fair value of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative investments for the six months ended June 30, 2023 were as follows:

	Interest Rate Contracts	Credit Default Contracts

Net Realized Gain/(Loss)
Futures Contracts[1]	$(226,726)	$—

Swap Contracts[2]	—	172,280

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[3]	$(1,379,405)	$—

Swap Contracts[4]	—	(146,938)

Average Number of Notional Amounts
Futures Contracts[5]	908	—

Swap Contracts – Buy/Sell Protection	$—	$25,714,286

[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net realized gain/(loss) from swap contracts.
[3]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[4]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on swap contracts.
[5]	Amount represents number of contracts.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 5, 2024. The Fund did not utilize the credit facility during the six months ended June 30, 2023.

21

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has adversely impacted both local and global economies, including those in which the Fund may invest. These impacts include materially reduced consumer demand and economic output, disrupted supply chains, market closures, travel restrictions and quarantines, and strained healthcare systems. The Fund’s operations may be interrupted as a result, which may have a negative impact on the Fund’s investment performance.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) Previously approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and otherwise support carrying out the Administrator’s liquidity risk management responsibilities under the Program.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually, taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified, no less than monthly, into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value.

The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets that must be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 29-30, 2023, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented and the investment strategies for each Fund continue to be appropriate since its inception. In addition, the Report summarized the operation of the Program and the information and factors considered by the Administrator in its assessment of the Program’s implementation, such as the liquidity risk assessment framework and liquidity classification methodologies.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Management Agreement

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 29-30, 2023 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-Advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-Advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Small Cap Core VIP Fund; (ii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund; (iii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iv) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (v) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (vi) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vii) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (viii) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (ix) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (xi) FIAM LLC with respect to Guardian Select Mid Cap Core VIP Fund; and (xii) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting, (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-Adviser) with respect to Guardian International Equity VIP Fund for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-Adviser to a

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SUPPLEMENTAL INFORMATION (UNAUDITED)

series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-Advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-Adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-Advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-Advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-Adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-Advisers to the COVID-19 pandemic, including the continuation of remote work arrangements and return-to-office plans. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-Advisers with respect to the services that the Sub-Advisers would provide under the Sub-Advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-Advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-Advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-Advisers under

25

SUPPLEMENTAL INFORMATION (UNAUDITED)

the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-Advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-Advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-Adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-Advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-Adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-Advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-Advisers, but noted that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-Advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-Advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in

26

SUPPLEMENTAL INFORMATION (UNAUDITED)

light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-Advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-Advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-Advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 4th quintile for its performance universe for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 5-year periods and in the 4th quintile for 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•

The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark

27

SUPPLEMENTAL INFORMATION (UNAUDITED)

index for the 1-year period. The Board note that the Fund’s performance was lower than the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The

Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and that the actual total expenses were in the 4th quintile.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was lower than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

28

SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 2nd quintile of its performance universe for the 3-year period and in the 3rd quintile of its performance universe for the 5-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was higher than the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that the actual total expenses were in the 3rd quintile.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year, 3-year and 5-year periods.
•	The Board noted that the contractual management fee, the actual management fee and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 4th quintile of its performance universe for the 3-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile of its performance universe for the 5-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

29

SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile and the actual total expenses were in the 3rd quintile.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and the actual management fee and the actual total expenses were in the 1st quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile and the actual management fee was in the 2nd quintile.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The

Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and actual total expenses were in the 3rd quintile of the expense group and the actual management fee was in the 1st quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

30

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

31

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB11740

Guardian Variable

Products Trust

2023

Semiannual Report

All Data as of June 30, 2023

Guardian Core Plus Fixed Income VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Core Plus Fixed Income VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2023. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $238,979,307

Bond Sector Allocation[1] As of June 30, 2023

Bond Quality Allocation[2] As of June 30, 2023

1

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Top Ten Holdings[1] As of June 30, 2023

Holding	Coupon Rate	Maturity Date	% of Total Net Assets
U.S. Treasury Bond	3.875%	5/15/2043	2.58%
Government National Mortgage Association	5.000%	8/21/2053	2.37%
Government National Mortgage Association	5.500%	8/21/2053	2.33%
Federal National Mortgage Association	2.500%	8/1/2050	1.92%
Government National Mortgage Association	6.000%	8/21/2053	1.89%
Government National Mortgage Association	6.500%	8/21/2053	1.42%
Government National Mortgage Association	4.500%	8/21/2053	1.34%
U.S. Treasury Bond	3.625%	5/15/2053	1.22%
Province of Quebec	3.625%	4/13/2028	1.21%
Uniform Mortgage-Backed Security	5.500%	8/14/2053	1.13%
Total			17.41%

[1]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Cash includes short-term investments and net other assets and liabilities.
[2]

The Bond Quality Allocation chart displays the percentage of fund assets allocated to each rating. Rating agencies’ independent ratings of individual securities are aggregated by Bloomberg, and market weights are reported using Standard & Poor’s letter rating conventions. Rating methodology uses the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services, and Fitch Ratings. When a rating from only two of the rating agencies is available, the lower rating is used. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standards of credit quality. Rating agencies may fail to make timely changes in credit ratings, and an issuer’s current financial condition may be better or worse than a rating indicates. In formulating investment decisions for the Fund, Lord, Abbett & Co. LLC develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

2

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23-6/30/23	Expense Ratio During Period 1/1/23-6/30/23
Based on Actual Return	$1,000.00	$1,021.10	$4.06	0.81%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,020.78	$4.06	0.81%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2023 (unaudited)	Principal Amount	Value
Agency Mortgage–Backed Securities – 27.0%

Federal Home Loan Mortgage Corp. 2.50% due 11/1/2050	$697,498	$597,588
2.50% due 7/1/2051	870,239	744,623
3.50% due 2/1/2046	495,325	461,176
4.50% due 8/1/2052	1,264,696	1,228,457
5.00% due 7/1/2052	556,435	551,339
5.00% due 8/1/2052	2,112,710	2,085,982

Federal National Mortgage Association
2.00% due 6/1/2051	521,450	426,169
2.00% due 11/1/2051	634,824	520,144
2.50% due 8/1/2050	5,327,899	4,586,655
2.50% due 9/1/2050	2,716,672	2,336,274
2.50% due 1/1/2051	1,191,657	1,023,971
2.50% due 6/1/2051	819,400	701,520
2.50% due 8/1/2051	292,770	251,331
2.50% due 9/1/2051	419,092	359,126
2.50% due 12/1/2051	2,560,913	2,190,163
2.50% due 5/1/2052	549,974	467,346
3.00% due 12/1/2048	1,971,911	1,764,824
3.00% due 1/1/2051	547,213	488,165
3.50% due 7/1/2045	568,957	527,731
3.50% due 9/1/2051	243,013	224,924
3.50% due 4/1/2052	1,021,685	940,687
4.00% due 5/1/2052	1,041,528	993,570
4.00% due 6/1/2052	1,092,190	1,032,388
5.00% due 7/1/2052	757,819	751,702
5.00% due 8/1/2052	1,149,315	1,133,249

Freddie Mac Multifamily Structured Pass-Through Certificates
K145 A2 2.58% due 5/25/2032	1,000,000	859,456
KG07 A2 3.123% due 8/25/2032(1)(2)	1,146,000	1,028,212

Government National Mortgage Association 3.00% due 7/1/2053(3)	1,089,000	972,574
3.00% due 8/1/2053(3)	1,912,000	1,709,397
3.50% due 8/21/2053(3)	775,000	715,453
4.00% due 8/1/2053(3)	2,594,000	2,453,927
4.50% due 8/21/2053(3)	3,306,000	3,191,979
5.00% due 8/21/2053(3)	5,752,000	5,650,690
5.50% due 8/21/2053(3)	5,605,000	5,577,429
6.00% due 8/21/2053(3)	4,504,000	4,527,556
6.50% due 8/21/2053(3)	3,333,000	3,385,795

Uniform Mortgage-Backed Security 5.00% due 8/17/2038(3)	815,000	809,433
5.50% due 8/17/2038(3)	1,837,000	1,844,072
5.50% due 8/14/2053(3)	2,719,000	2,705,832
6.00% due 8/14/2053(3)	1,468,000	1,480,258
6.50% due 7/13/2053(3)	272,000	277,687
6.50% due 8/14/2053(3)	882,000	900,072

Total Agency Mortgage–Backed Securities (Cost $66,086,739)		64,478,926
Asset–Backed Securities – 16.6%

Affirm Asset Securitization Trust 2023-A 1A 6.61% due 1/18/2028(4)	725,000	716,789

June 30, 2023 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

Ares XL CLO Ltd. 2016-40A A1RR 6.13% (3 mo. USD LIBOR + 0.87%) due 1/15/2029(1)(4)(5)	$286,287	$283,739

Avant Loans Funding Trust 2022-REV1 A 6.54% due 9/15/2031(4)	1,310,000	1,307,483

Avid Automobile Receivables Trust 2019-1 D 4.03% due 7/15/2026(4)	2,290,000	2,287,949
2021-1 E 3.39% due 4/17/2028(4)	830,000	766,577

Avis Budget Rental Car Funding AESOP LLC 2019-3A A 2.36% due 3/20/2026(4)	1,545,000	1,458,277
2020-2A A 2.02% due 2/20/2027(4)	1,750,000	1,589,304

Bain Capital Credit CLO 2019-2A AR 6.36% (3 mo. USD LIBOR + 1.10%) due 10/17/2032(1)(4)(5)	880,000	866,800

Ballyrock CLO 23 Ltd. 2023-23A A1 6.971% (3 mo. USD Term SOFR + 1.98%) due 4/25/2036(1)(4)	250,000	250,284

Ballyrock CLO Ltd. 2018-1A A2 6.85% (3 mo. USD LIBOR + 1.60%) due 4/20/2031(1)(4)(5)	256,000	250,650

Barings CLO Ltd. 2019-3A A1R 6.32% (3 mo. USD LIBOR + 1.07%) due 4/20/2031(1)(4)(5)	500,000	492,750

Carlyle Global Market Strategies CLO Ltd. 2012-3A A1A2 6.431% (3 mo. USD LIBOR + 1.18%) due 1/14/2032(1)(4)(5)	308,210	304,789

Carlyle U.S. CLO Ltd. 2021-1A A1 6.40% (3 mo. USD LIBOR + 1.14%) due 4/15/2034(1)(4)(5)	1,400,000	1,377,600

CarMax Auto Owner Trust 2023-1 B 4.98% due 1/16/2029	850,000	830,798

CIFC Funding Ltd. 2021-4A A 6.31% (3 mo. USD LIBOR + 1.05%) due 7/15/2033(1)(4)(5)	1,000,000	986,500

Drive Auto Receivables Trust 2020-2 C 2.28% due 8/17/2026	326,137	325,053

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2023 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

Exeter Automobile Receivables Trust 2020-2A E 7.19% due 9/15/2027(4)	$1,100,000	$1,104,558
2022-2A B 3.65% due 10/15/2026	1,020,000	1,004,032

First Investors Auto Owner Trust 2021-1A E 3.35% due 4/15/2027(4)	600,000	559,104

Flagship Credit Auto Trust 2018-3 E 5.28% due 12/15/2025(4)	725,000	708,626
2022-3 A3 4.55% due 4/15/2027(4)	950,000	931,615

Ford Credit Auto Lease Trust 2023-A A3 4.94% due 3/15/2026	1,150,000	1,137,600

GM Financial Automobile Leasing Trust 2022-2 A2 2.93% due 10/21/2024	634,339	630,129

Lending Funding Trust 2020-2A A 2.32% due 4/21/2031(4)	936,000	828,692

Lendmark Funding Trust 2021-1A A 1.90% due 11/20/2031(4)	750,000	639,740

LoanCore Issuer Ltd. 2022-CRE7 A 6.616% (30 day SOFR + 1.55%) due 1/17/2037(1)(4)	680,000	666,545

Logan CLO I Ltd. 2021-1A A 6.41% (3 mo. USD LIBOR + 1.16%) due 7/20/2034(1)(4)(5)	530,000	520,725

Marble Point CLO XVII Ltd. 2020-1A A 6.55% (3 mo. USD LIBOR + 1.30%) due 4/20/2033(1)(4)(5)	613,030	601,444

Marlette Funding Trust 2020-2A D 4.65% due 9/16/2030(4)	668,934	660,016

ME Funding LLC 2019-1 A2 6.448% due 7/30/2049(4)	962,105	935,025

Mountain View CLO LLC 2017-1A AR 6.35% (3 mo. USD LIBOR + 1.09%) due 10/16/2029(1)(4)(5)	379,793	376,792

Neuberger Berman Loan Advisers CLO 35 Ltd. 2019-35A A1 6.605% (3 mo. USD LIBOR + 1.34%) due 1/19/2033(1)(4)(5)	270,000	267,354

June 30, 2023 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

OCP CLO Ltd. 2014-5A A1R 6.348% (3 mo. USD LIBOR + 1.08%) due 4/26/2031(1)(4)(5)	$630,000	$624,456
2014-7A A1RR 6.37% (3 mo. USD LIBOR + 1.12%) due 7/20/2029(1)(4)(5)	458,543	454,462

Santander Consumer Auto Receivables Trust 2020-BA D 2.14% due 12/15/2026(4)	1,475,000	1,407,689

Santander Drive Auto Receivables Trust 2021-1 C 0.75% due 2/17/2026	538,590	534,304
2022-5 C 4.74% due 10/16/2028	498,000	482,225
2022-6 C 4.96% due 11/15/2028	1,080,000	1,049,403
2022-7 C 6.69% due 3/17/2031	1,060,000	1,076,270

SCF Equipment Leasing LLC 2019-2A B 2.76% due 8/20/2026(4)	797,000	773,835
2021-1A C 1.54% due 10/21/2030(4)	1,000,000	884,940
2021-1A D 1.93% due 9/20/2030(4)	750,000	657,966

SEB Funding LLC 2021-1A A2 4.969% due 1/30/2052(4)	812,963	713,258

Signal Peak CLO 8 Ltd. 2020-8A A 6.52% (3 mo. USD LIBOR + 1.27%) due 4/20/2033(1)(4)(5)	1,003,948	991,399

Sunrun Demeter Issuer LLC 2021-2A A 2.27% due 1/30/2057(4)	463,174	374,621

TCW CLO Ltd. 2022-1A A1 6.411% (3 mo. USD Term SOFR + 1.34%) due 4/22/2033(1)(4)	750,000	738,675

Towd Point Asset Trust 2018-SL1 A 5.75% (1 mo. USD LIBOR + 0.60%) due 1/25/2046(1)(4)(5)	74,863	74,658

Voya CLO Ltd. 2018-2A A1 6.26% (3 mo. USD LIBOR + 1.00%) due 7/15/2031(1)(4)(5)	490,000	485,002

Westlake Automobile Receivables Trust 2020-3A E 3.34% due 6/15/2026(4)	750,000	714,675
2023-1A C 5.74% due 8/15/2028(4)	1,015,000	997,155

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2023 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

World Omni Select Auto Trust 2023-A C 6.00% due 1/16/2029	$985,000	$981,398

Total Asset–Backed Securities (Cost $41,202,368)		39,683,730
Corporate Bonds & Notes – 49.8%

Aerospace & Defense – 0.3%

Bombardier, Inc. 6.00% due 2/15/2028(4)	514,000	485,833

TransDigm, Inc. 4.625% due 1/15/2029	288,000	256,121

		741,954
Agriculture – 1.1%

BAT Capital Corp. 3.222% due 8/15/2024	1,436,000	1,393,279

Cargill, Inc. 4.00% due 6/22/2032(4)	185,000	171,199

Philip Morris International, Inc. 5.625% due 11/17/2029	592,000	603,201

Viterra Finance BV 4.90% due 4/21/2027(4)	398,000	383,365

		2,551,044
Airlines – 0.8%

American Airlines, Inc. 7.25% due 2/15/2028(4)	263,000	261,582
11.75% due 7/15/2025(4)	236,000	258,925

British Airways Pass-Through Trust 2020-1 A 4.25% due 11/15/2032(4)(6)	544,644	498,180

Delta Air Lines, Inc. 7.00% due 5/1/2025(4)	717,000	732,602

VistaJet Malta Finance PLC / Vista Management Holding, Inc. 7.875% due 5/1/2027(4)	267,000	239,940

		1,991,229
Auto Manufacturers – 0.3%

Ford Motor Co. 3.25% due 2/12/2032	848,000	665,951

		665,951
Beverages – 0.4%

Bacardi Ltd. / Bacardi-Martini BV 5.40% due 6/15/2033(4)	860,000	855,425

		855,425
Biotechnology – 0.1%

Baxalta, Inc. 4.00% due 6/23/2025	175,000	169,801

		169,801
Building Materials – 0.4%

Griffon Corp. 5.75% due 3/1/2028	264,000	246,893

Smyrna Ready Mix Concrete LLC 6.00% due 11/1/2028(4)	397,000	375,542

Standard Industries, Inc. 4.375% due 7/15/2030(4)	308,000	266,916

		889,351

June 30, 2023 (unaudited)	Principal Amount	Value
Chemicals – 0.6%

CVR Partners LP / CVR Nitrogen Finance Corp. 6.125% due 6/15/2028(4)	$265,000	$230,855

International Flavors & Fragrances, Inc. 1.23% due 10/1/2025(4)	1,008,000	899,035

Rain CII Carbon LLC / CII Carbon Corp. 7.25% due 4/1/2025(4)	253,000	245,106

		1,374,996
Commercial Banks – 16.1%

ABN AMRO Bank NV 3.324% (3.324% fixed rate until 12/13/2031; 5 yr. CMT + 1.90% thereafter) due 3/13/2037(1)(4)	400,000	303,620

Bank of America Corp. 1.658% (1.658% fixed rate until 3/11/2026; SOFR + 0.91% thereafter) due 3/11/2027(1)	1,693,000	1,523,954
2.087% (2.087% fixed rate until 6/14/2028; SOFR + 1.06% thereafter) due 6/14/2029(1)	1,256,000	1,073,139
2.687% (2.687% fixed rate until 4/22/2031; SOFR + 1.32% thereafter) due 4/22/2032(1)	509,000	421,701
3.458% (3.458% fixed rate until 3/15/2024; 3 mo. USD Term SOFR + 1.23% thereafter) due 3/15/2025(1)	618,000	605,751
3.593% (3.593% fixed rate until 7/21/2027; 3 mo. USD Term SOFR + 1.63% thereafter) due 7/21/2028(1)	1,500,000	1,397,385

Bank of New York Mellon Corp. 4.289% (4.289% fixed rate until 6/13/2032; SOFR + 1.42% thereafter) due 6/13/2033(1)	554,000	524,134
Series J 4.967% (4.967% fixed rate until 4/26/2033; SOFR + 1.61% thereafter) due 4/26/2034(1)	443,000	432,501

BankUnited, Inc. 5.125% due 6/11/2030	613,000	467,866

BNP Paribas SA 2.219% (2.219% fixed rate until 6/9/2025; SOFR + 2.07% thereafter) due 6/9/2026(1)(4)	769,000	712,309
4.375% (4.375% fixed rate until 3/1/2028; 5 yr. USD Swap + 1.48% thereafter) due 3/1/2033(1)(4)	599,000	540,717

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2023 (unaudited)	Principal Amount	Value
Commercial Banks (continued)

Citigroup, Inc. 2.666% (2.666% fixed rate until 1/29/2030; SOFR + 1.15% thereafter) due 1/29/2031(1)	$400,000	$338,364
3.887% (3.887% fixed rate until 1/10/2027; 3 mo. USD Term SOFR + 1.82% thereafter) due 1/10/2028(1)	712,000	674,378
3.98% (3.98% fixed rate until 3/20/2029; 3 mo. USD Term SOFR + 1.60% thereafter) due 3/20/2030(1)	2,518,000	2,332,146
4.14% (4.14% fixed rate until 5/24/2024; SOFR + 1.37% thereafter) due 5/24/2025(1)	287,000	281,955

Citizens Bank NA 4.119% (4.119% fixed rate until 5/23/2024; SOFR + 1.40% thereafter) due 5/23/2025(1)	626,000	592,891

Danske Bank A/S 3.773% (3.773% fixed rate until 3/28/2024; 1 yr. CMT + 1.45% thereafter) due 3/28/2025(1)(4)	1,345,000	1,314,401
4.375% due 6/12/2028(4)	200,000	184,492

First-Citizens Bank & Trust Co. 2.969% (2.969% fixed rate until 9/27/2024; 3 mo. USD Term SOFR + 1.72% thereafter) due 9/27/2025(1)	518,000	487,614

Goldman Sachs Group, Inc. 2.383% (2.383% fixed rate until 7/21/2031; SOFR + 1.25% thereafter) due 7/21/2032(1)	500,000	399,925

HSBC Holdings PLC 3.803% (3.803% fixed rate until 3/11/2024; 3 mo. USD Term SOFR + 1.47% thereafter) due 3/11/2025(1)	517,000	506,975

Intesa Sanpaolo SpA 6.625% due 6/20/2033(4)	840,000	837,673

JPMorgan Chase & Co. 2.739% (2.739% fixed rate until 10/15/2029; 3 mo. USD Term SOFR + 1.51% thereafter) due 10/15/2030(1)	880,000	758,419
3.54% (3.54% fixed rate until 5/1/2027; 3 mo. USD Term SOFR + 1.64% thereafter) due 5/1/2028(1)	1,002,000	937,131
3.782% (3.782% fixed rate until 2/1/2027; 3 mo. USD Term SOFR + 1.60% thereafter) due 2/1/2028(1)	1,065,000	1,015,009

June 30, 2023 (unaudited)	Principal Amount	Value
Commercial Banks (continued)

Lloyds Banking Group PLC 3.90% due 3/12/2024	$648,000	$637,652

M&T Bank Corp. 5.053% (5.053% fixed rate until 1/27/2033; SOFR + 1.85% thereafter) due 1/27/2034(1)	752,000	686,117

Macquarie Bank Ltd. 3.624% due 6/3/2030(4)	203,000	170,731

Macquarie Group Ltd. 2.691% (2.691% fixed rate until 6/23/2031; SOFR + 1.44% thereafter) due 6/23/2032(1)(4)	968,000	765,620
4.654% (4.654% fixed rate until 3/27/2028; 3 mo. USD LIBOR + 1.73% thereafter) due 3/27/2029(1)(4)(5)	963,000	915,582

Mitsubishi UFJ Financial Group, Inc. 5.541% (5.541% fixed rate until 4/17/2025; 1 yr. CMT + 1.50% thereafter) due 4/17/2026(1)	320,000	318,275

Morgan Stanley 2.239% (2.239% fixed rate until 7/21/2031; SOFR + 1.18% thereafter) due 7/21/2032(1)	799,000	635,093
2.484% (2.484% fixed rate until 9/16/2031; SOFR + 1.36% thereafter) due 9/16/2036(1)	542,000	410,240
4.21% (4.21% fixed rate until 4/20/2027; SOFR + 1.61% thereafter) due 4/20/2028(1)	391,000	375,689
4.431% (4.431% fixed rate until 1/23/2029; 3 mo. USD Term SOFR + 1.89% thereafter) due 1/23/2030(1)	2,494,000	2,375,161

NatWest Group PLC 5.808% (5.808% fixed rate until 9/13/2028; 1 yr. CMT + 1.95% thereafter) due 9/13/2029(1)	327,000	322,690
7.472% (7.472% fixed rate until 11/10/2025; 1 yr. CMT + 2.85% thereafter) due 11/10/2026(1)	486,000	497,387

Royal Bank of Canada 5.00% due 2/1/2033	995,000	975,259
6.00% due 11/1/2027	667,000	684,289

State Street Corp. 4.164% (4.164% fixed rate until 8/4/2032; SOFR + 1.73% thereafter) due 8/4/2033(1)	469,000	435,152

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2023 (unaudited)	Principal Amount	Value
Commercial Banks (continued)

Toronto-Dominion Bank 4.456% due 6/8/2032	$300,000	$285,000

U.S. Bancorp 4.839% (4.839% fixed rate until 2/1/2033; SOFR + 1.60% thereafter) due 2/1/2034(1)	693,000	648,932
4.967% (4.967% fixed rate until 7/22/2032; SOFR + 2.11% thereafter) due 7/22/2033(1)	1,057,000	958,403

UBS AG 5.125% due 5/15/2024	872,000	857,054

UBS Group AG 1.364% (1.364% fixed rate until 1/30/2026; 1 yr. CMT + 1.08% thereafter) due 1/30/2027(1)(4)	473,000	414,164
1.494% (1.494% fixed rate until 8/10/2026; 1 yr. CMT + 0.85% thereafter) due 8/10/2027(1)(4)	553,000	475,221
4.703% (4.703% fixed rate until 8/5/2026; 1 yr. CMT + 2.05% thereafter) due 8/5/2027(1)(4)	365,000	348,980
5.711% (5.711% fixed rate until 1/12/2026; 1 yr. CMT + 1.55% thereafter) due 1/12/2027(1)(4)	603,000	596,952
6.442% (6.442% fixed rate until 8/11/2027; SOFR + 3.70% thereafter) due 8/11/2028(1)(4)	509,000	510,873

Wells Fargo & Co. 2.188% (2.188% fixed rate until 4/30/2025; SOFR + 2.00% thereafter) due 4/30/2026(1)	652,000	611,094
2.393% (2.393% fixed rate until 6/2/2027; SOFR + 2.10% thereafter) due 6/2/2028(1)	2,093,000	1,866,537
3.35% (3.35% fixed rate until 3/2/2032; SOFR + 1.50% thereafter) due 3/2/2033(1)	900,000	770,283
3.584% (3.584% fixed rate until 5/22/2027; 3 mo. USD Term SOFR + 1.57% thereafter) due 5/22/2028(1)	976,000	909,447
5.389% (5.389% fixed rate until 4/24/2033; SOFR + 2.02% thereafter) due 4/24/2034(1)	447,000	444,264

		38,566,591
Commercial Services – 0.5%

Adani Ports & Special Economic Zone Ltd. 4.00% due 7/30/2027	680,000	578,387

June 30, 2023 (unaudited)	Principal Amount	Value
Commercial Services (continued)

Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl 4.625% due 6/1/2028(4)	$300,000	$252,489

Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 4.75% due 4/1/2028(4)	276,000	253,851

Garda World Security Corp. 7.75% due 2/15/2028(4)	243,000	242,563

		1,327,290
Computers – 0.1%

Leidos, Inc. 5.75% due 3/15/2033	355,000	353,260

		353,260
Cosmetics & Personal Care – 0.1%

Haleon U.S. Capital LLC 3.625% due 3/24/2032	295,000	264,559

		264,559
Diversified Financial Services – 2.4%

Aircastle Ltd. 2.85% due 1/26/2028(4)	600,000	510,252

American Express Co. 4.42% (4.420% fixed rate until 8/3/2032; SOFR + 1.76% thereafter) due 8/3/2033(1)	400,000	377,144

Aviation Capital Group LLC 1.95% due 1/30/2026(4)	408,000	363,189
5.50% due 12/15/2024(4)	982,000	960,730
6.375% due 7/15/2030(4)	594,000	590,145

Avolon Holdings Funding Ltd. 2.125% due 2/21/2026(4)	1,255,000	1,115,268
4.25% due 4/15/2026(4)	643,000	598,839

LPL Holdings, Inc. 4.00% due 3/15/2029(4)	522,000	458,901

Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 4.50% due 3/15/2027(4)	329,000	310,132
4.875% due 4/15/2045(4)	198,000	161,790

OneMain Finance Corp. 5.375% due 11/15/2029	304,000	259,576

		5,705,966
Electric – 5.0%

AEP Texas, Inc. 5.40% due 6/1/2033	298,000	296,602

AES Corp. 3.95% due 7/15/2030(4)	578,000	519,021

Alfa Desarrollo SpA 4.55% due 9/27/2051(4)	293,546	215,512

American Transmission Systems, Inc. 2.65% due 1/15/2032(4)	238,000	196,990

Ausgrid Finance Pty. Ltd. 4.35% due 8/1/2028(4)	580,000	547,584

8	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2023 (unaudited)	Principal Amount	Value
Electric (continued)

Calpine Corp. 5.125% due 3/15/2028(4)	$536,000	$480,277

Constellation Energy Generation LLC 6.25% due 10/1/2039	600,000	622,140

Duke Energy Corp. 4.50% due 8/15/2032	1,499,000	1,415,401

Duke Energy Indiana LLC 5.40% due 4/1/2053	304,000	307,086

Electricite de France SA 6.25% due 5/23/2033(4)	762,000	773,316

Eskom Holdings SOC Ltd. 6.35% due 8/10/2028	268,000	250,261

Indiana Michigan Power Co. 5.625% due 4/1/2053	306,000	315,137

Indianapolis Power & Light Co. 5.65% due 12/1/2032(4)	1,000,000	1,022,000

Minejesa Capital BV 4.625% due 8/10/2030(4)	730,000	655,102

National Grid PLC 5.809% due 6/12/2033	752,000	766,168

NRG Energy, Inc. 4.45% due 6/15/2029(4)	280,000	247,775

Oklahoma Gas and Electric Co. 5.40% due 1/15/2033	340,000	345,080

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 3.00% due 6/30/2030(4)	504,000	432,618

PG&E Corp. 5.00% due 7/1/2028	258,000	236,834

Southern Co. 4.475% due 8/1/2024(1)	1,156,000	1,135,099

Vistra Operations Co. LLC 3.55% due 7/15/2024(4)	841,000	812,255
4.375% due 5/1/2029(4)	293,000	256,460

		11,848,718
Engineering & Construction – 0.2%

Weekley Homes LLC / Weekley Finance Corp. 4.875% due 9/15/2028(4)	558,000	504,633

		504,633
Entertainment – 0.6%

Cinemark USA, Inc. 5.875% due 3/15/2026(4)	256,000	242,926

Jacobs Entertainment, Inc. 6.75% due 2/15/2029(4)	438,000	390,140

Warnermedia Holdings, Inc. 3.428% due 3/15/2024	914,000	895,692

		1,528,758
Food – 0.1%

Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 3.50% due 3/15/2029(4)	336,000	292,223

		292,223

June 30, 2023 (unaudited)	Principal Amount	Value
Gas – 1.0%

CenterPoint Energy Resources Corp. 1.75% due 10/1/2030	$301,000	$241,435
4.40% due 7/1/2032	1,319,000	1,262,402

National Fuel Gas Co. 5.50% due 1/15/2026	554,000	545,480

Southwest Gas Corp. 4.05% due 3/15/2032	413,000	371,712

		2,421,029
Hand & Machine Tools – 0.2%

Regal Rexnord Corp. 6.05% due 2/15/2026(4)	541,000	542,028

		542,028
Healthcare-Products – 0.8%

GE HealthCare Technologies, Inc. 5.65% due 11/15/2027	985,000	996,426

Medline Borrower LP 3.875% due 4/1/2029(4)	330,000	287,024

Revvity, Inc. 0.85% due 9/15/2024	750,000	705,780

		1,989,230
Healthcare-Services – 2.2%

Catalent Pharma Solutions, Inc. 5.00% due 7/15/2027(4)	267,000	245,784

Centene Corp. 2.45% due 7/15/2028	1,000,000	857,170
3.375% due 2/15/2030	966,000	830,625
4.25% due 12/15/2027	419,000	392,067

Elevance Health, Inc. 2.25% due 5/15/2030	212,000	177,643
5.50% due 10/15/2032	606,000	622,465

Humana, Inc. 1.35% due 2/3/2027	737,000	641,448
5.875% due 3/1/2033	770,000	798,960

Tenet Healthcare Corp. 6.125% due 10/1/2028	400,000	385,000
6.75% due 5/15/2031(4)	245,000	246,389

		5,197,551
Insurance – 1.0%

Assurant, Inc. 2.65% due 1/15/2032	313,000	233,933

GA Global Funding Trust 3.85% due 4/11/2025(4)	898,000	856,387

Metropolitan Life Global Funding I 4.05% due 8/25/2025(4)	452,000	435,457
5.15% due 3/28/2033(4)	389,000	383,748

New York Life Global Funding 4.55% due 1/28/2033(4)	518,000	498,751

		2,408,276
Internet – 0.8%

Amazon.com, Inc. 4.70% due 12/1/2032	500,000	503,730

Netflix, Inc. 6.375% due 5/15/2029	652,000	689,581

The accompanying notes are an integral part of these financial statements.	9

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2023 (unaudited)	Principal Amount	Value
Internet (continued)

Prosus NV 3.257% due 1/19/2027(4)	$700,000	$633,381

		1,826,692
Iron & Steel – 0.1%

United States Steel Corp. 6.875% due 3/1/2029	240,000	237,403

		237,403
Leisure Time – 0.5%

Life Time, Inc. 5.75% due 1/15/2026(4)	260,000	253,685

NCL Corp. Ltd. 5.875% due 2/15/2027(4)	543,000	527,975

Royal Caribbean Cruises Ltd. 5.375% due 7/15/2027(4)	297,000	278,461
8.25% due 1/15/2029(4)	134,000	140,687

		1,200,808
Lodging – 0.1%

Genting New York LLC / GENNY Capital, Inc. 3.30% due 2/15/2026(4)	273,000	245,651

		245,651
Machinery – Diversified – 0.4%

nVent Finance Sarl 4.55% due 4/15/2028	1,112,000	1,042,578

		1,042,578
Media – 0.5%

CCO Holdings LLC / CCO Holdings Capital Corp. 4.50% due 5/1/2032	477,000	379,401

DISH Network Corp. 11.75% due 11/15/2027(4)	267,000	261,102

FactSet Research Systems, Inc. 3.45% due 3/1/2032	600,000	512,580

		1,153,083
Mining – 0.7%

Corp. Nacional del Cobre de Chile 5.125% due 2/2/2033(4)	515,000	507,821

FMG Resources August 2006 Pty. Ltd. 4.375% due 4/1/2031(4)	437,000	372,971

Freeport Indonesia PT 5.315% due 4/14/2032	316,000	299,391

Glencore Funding LLC 4.875% due 3/12/2029(4)	511,000	492,972

		1,673,155
Oil & Gas – 3.7%

Callon Petroleum Co. 8.00% due 8/1/2028(4)	533,000	527,259

Civitas Resources, Inc. 8.375% due 7/1/2028(4)	300,000	303,873

Comstock Resources, Inc. 6.75% due 3/1/2029(4)	331,000	303,070

June 30, 2023 (unaudited)	Principal Amount	Value
Oil & Gas (continued)

Continental Resources, Inc. 5.75% due 1/15/2031(4)	$1,500,000	$1,429,410

Diamondback Energy, Inc. 3.125% due 3/24/2031	1,304,000	1,116,485

Earthstone Energy Holdings LLC 8.00% due 4/15/2027(4)	534,000	514,514

Ecopetrol SA 8.625% due 1/19/2029	245,000	245,823

EQT Corp. 7.00% due 2/1/2030	1,311,000	1,372,722

Occidental Petroleum Corp. 6.625% due 9/1/2030	778,000	808,319

OQ SAOC 5.125% due 5/6/2028(4)	250,000	237,200

Ovintiv, Inc. 6.50% due 2/1/2038	498,000	489,614

PBF Holding Co. LLC / PBF Finance Corp. 6.00% due 2/15/2028	535,000	501,509

Petroleos Mexicanos 6.70% due 2/16/2032	860,000	655,157

Vital Energy, Inc. 9.50% due 1/15/2025	288,000	287,044

		8,791,999
Packaging & Containers – 0.2%

Mauser Packaging Solutions Holding Co. 7.875% due 8/15/2026(4)	244,000	242,024

Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc. 4.375% due 10/15/2028(4)	299,000	260,937

		502,961
Pharmaceuticals – 1.7%

Cigna Group 2.40% due 3/15/2030	1,298,000	1,102,768

CVS Health Corp. 3.25% due 8/15/2029	1,000,000	897,490
5.05% due 3/25/2048	400,000	368,888

Option Care Health, Inc. 4.375% due 10/31/2029(4)	325,000	286,761

Organon & Co. / Organon Foreign Debt Co-Issuer BV 4.125% due 4/30/2028(4)	321,000	285,032

Pfizer Investment Enterprises Pte Ltd. 4.75% due 5/19/2033	1,059,000	1,055,452

		3,996,391
Pipelines – 1.7%

Cheniere Energy Partners LP 3.25% due 1/31/2032	344,000	283,817

CNX Midstream Partners LP 4.75% due 4/15/2030(4)	457,000	386,595

10	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2023 (unaudited)	Principal Amount	Value
Pipelines (continued)

Eastern Gas Transmission & Storage, Inc. 3.00% due 11/15/2029	$428,000	$373,173

EIG Pearl Holdings Sarl 3.545% due 8/31/2036(4)	706,000	601,540

Galaxy Pipeline Assets Bidco Ltd. 3.25% due 9/30/2040(4)	766,000	594,156

Kinder Morgan Energy Partners LP 4.25% due 9/1/2024	643,000	630,275

NGPL PipeCo LLC 3.25% due 7/15/2031(4)	314,000	259,075

Sabine Pass Liquefaction LLC 5.625% due 3/1/2025	696,000	693,675

Venture Global LNG, Inc. 8.375% due 6/1/2031(4)	242,000	244,350

		4,066,656
Real Estate Investment Trusts (REITs) – 1.7%

American Tower Corp. 2.40% due 3/15/2025	448,000	422,352
2.95% due 1/15/2025	235,000	224,770
3.80% due 8/15/2029	800,000	731,328
5.55% due 7/15/2033	299,000	301,153

Crown Castle, Inc. 2.10% due 4/1/2031	600,000	480,084
3.30% due 7/1/2030	800,000	708,368

EPR Properties 4.95% due 4/15/2028	414,000	370,249

Trust Fibra Uno 4.869% due 1/15/2030(4)	290,000	255,110

VICI Properties LP / VICI Note Co., Inc. 5.625% due 5/1/2024(4)	474,000	471,279

		3,964,693
Retail – 0.5%

Bayer Corp. 6.65% due 2/15/2028(4)	343,000	359,495

Evergreen Acqco 1 LP / TVI, Inc. 9.75% due 4/26/2028(4)	244,000	254,129

Macy’s Retail Holdings LLC 5.875% due 4/1/2029(4)	278,000	253,786

SRS Distribution, Inc. 4.625% due 7/1/2028(4)	278,000	249,149

		1,116,559
Semiconductors – 0.3%

Broadcom, Inc. 4.15% due 4/15/2032(4)	427,000	386,653

Entegris, Inc. 3.625% due 5/1/2029(4)	307,000	264,566

		651,219
Software – 0.9%

Cloud Software Group, Inc. 6.50% due 3/31/2029(4)	302,000	268,448

June 30, 2023 (unaudited)	Principal Amount	Value
Software (continued)

Oracle Corp. 2.875% due 3/25/2031	$915,000	$779,818
6.25% due 11/9/2032	500,000	530,475

Workday, Inc. 3.80% due 4/1/2032	593,000	533,623

		2,112,364
Telecommunications – 1.5%

AT&T, Inc. 4.30% due 2/15/2030	461,000	437,724

Frontier Communications Holdings LLC 5.00% due 5/1/2028(4)	575,000	496,087

Sprint Capital Corp. 6.875% due 11/15/2028	689,000	730,581
8.75% due 3/15/2032	212,000	256,236

T-Mobile USA, Inc. 3.50% due 4/15/2025	391,000	376,216
3.875% due 4/15/2030	1,500,000	1,382,715

		3,679,559
Trucking & Leasing – 0.2%

Fortress Transportation and Infrastructure Investors LLC 5.50% due 5/1/2028(4)	541,000	496,275

		496,275

Total Corporate Bonds & Notes (Cost $125,365,671)		118,947,909
Municipals – 0.1%

New York City Transitional Finance Authority Future Tax Secured Revenue B-3 1.95% due 8/1/2034	330,000	246,174

Total Municipals (Cost $331,435)		246,174
Non–Agency Mortgage–Backed Securities–8.1%

Angel Oak Mortgage Trust 2020-1 A1 2.466% due 12/25/2059(1)(2)(4)	33,204	30,721

BAMLL Commercial Mortgage Securities Trust 2013-WBRK A 3.652% due 3/10/2037(1)(2)(4)	1,400,000	1,256,853

BANK 2021-BNK35 A5 2.285% due 6/15/2064	259,000	207,879
2022-BNK44 A5 5.937% due 11/15/2055(1)(2)	220,000	227,763

BBCMS Mortgage Trust 2019-BWAY A 6.218% due 11/15/2034(1)(2)(4)	365,000	303,633
2019-BWAY B 6.572% due 11/15/2034(1)(2)(4)	160,000	128,696

BMO Mortgage Trust 2023-C5 A4 5.494% due 6/15/2056	460,000	464,600

The accompanying notes are an integral part of these financial statements.	11

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2023 (unaudited)	Principal Amount	Value
Non–Agency Mortgage–Backed Securities (continued)

BRAVO Residential Funding Trust 2021-NQM2 A1 0.97% due 3/25/2060(1)(2)(4)	$709,689	$654,609

BX Commercial Mortgage Trust 2021-XL2 A 5.882% due 10/15/2038(1)(2)(4)	212,218	205,772

CIM Trust 2021-J3 A1 2.50% due 6/25/2051(1)(2)(4)	901,887	725,167

Commercial Mortgage Trust 2014-CR17 AM 4.174% due 5/10/2047	620,000	599,541
2015-LC21 AM 4.043% due 7/10/2048(1)(2)	522,000	491,219
2015-PC1 C 4.433% due 7/10/2050(1)(2)	375,000	326,881

Connecticut Avenue Securities Trust 2021-R01 1M2 6.617% due 10/25/2041(1)(2)(4)	430,000	421,061
2023-R02 1M1 7.367% due 1/25/2043(1)(2)(4)	502,158	503,577
2023-R05 1M2 8.167% due 6/25/2043(1)(2)(4)	300,000	300,898

Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1 1.616% due 4/25/2065(1)(2)(4)	34,758	33,868

Deephaven Residential Mortgage Trust 2021-3 A1 1.194% due 8/25/2066(1)(2)(4)	167,339	138,073

EQUS Mortgage Trust 2021-EQAZ A 5.948% due 10/15/2038(1)(2)(4)	237,995	231,166

Fannie Mae Connecticut Avenue Securities 2021-R02 2M2 7.067% due 11/25/2041(1)(2)(4)	420,000	408,912

Flagstar Mortgage Trust 2021-3INV A2 2.50% due 6/25/2051(1)(2)(4)	616,450	495,709
2021-7 A1 2.50% due 8/25/2051(1)(2)(4)	579,117	465,459

Freddie Mac STACR REMIC Trust 2021-DNA3 M2 7.167% due 10/25/2033(1)(2)(4)	655,000	641,105
2021-DNA6 M2 6.567% due 10/25/2041(1)(2)(4)	739,000	719,874
2021-DNA7 M2 6.867% due 11/25/2041(1)(2)(4)	540,000	520,092
2021-HQA4 M1 6.017% due 12/25/2041(1)(2)(4)	573,117	555,824
2022-HQA3 M1A 7.367% due 8/25/2042(1)(2)(4)	224,031	225,378

Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A 7.167% due 4/25/2043(1)(2)(4)	574,127	575,801

June 30, 2023 (unaudited)	Principal Amount	Value
Non–Agency Mortgage–Backed Securities (continued)

GCAT Trust 20203-NQM1 A1 4.25% due 10/25/2057(1)(2)(4)	$1,005,103	$924,144

GS Mortgage Securities Corp. Trust 2018-RIVR A 6.143% due 7/15/2035(1)(2)(4)	437,247	341,919
2021-ROSS G 9.844% due 5/15/2026(1)(2)(4)	660,000	451,913
2022-ECI A 7.342% due 8/15/2039(1)(2)(4)	370,000	370,294

GS Mortgage-Backed Securities Trust 2021-PJ2 A2 2.50% due 7/25/2051(1)(2)(4)	480,178	387,609
2021-PJ8 A2 2.50% due 1/25/2052(1)(2)(4)	650,263	522,440
2023-PJ1 A4 3.50% due 2/25/2053(1)(2)(4)	519,637	455,738

JP Morgan Chase Commercial Mortgage Securities Trust 2018-MINN A 6.463% due 11/15/2035(1)(2)(4)	339,000	333,844
2020-MKST E 7.693% due 12/15/2036(1)(2)(4)	570,000	330,907

JP Morgan Mortgage Trust 2013-13 A3 2.50% due 4/25/2052(1)(2)(4)	505,799	406,411
2021-INV8 A2 3.00% due 5/25/2052(1)(2)(4)	475,362	398,729

JPMBB Commercial Mortgage Securities Trust 2015-C30 C 4.368% due 7/15/2048(1)(2)	340,000	289,650

Ready Capital Mortgage Financing LLC 2022-FL8 A 6.717% due 1/25/2037(1)(2)(4)	1,011,901	996,777

Starwood Mortgage Residential Trust 2020-3 A1 1.486% due 4/25/2065(1)(2)(4)	184,615	169,195

Verus Securitization Trust 2020-1 A1 2.417% due 1/25/2060(1)(2)(4)	61,729	57,768
2020-5 A1 1.218% due 5/25/2065(1)(2)(4)	244,888	222,966

Vista Point Securitization Trust 2020-2 A1 1.475% due 4/25/2065(1)(2)(4)	128,609	116,005

Wells Fargo Mortgage Backed Securities Trust 2021-INV2 A2 2.50% due 9/25/2051(1)(2)(4)	425,917	342,617

WFLD Mortgage Trust 2014-MONT A 3.88% due 8/10/2031(1)(2)(4)	300,000	251,579

Total Non–Agency Mortgage–Backed Securities (Cost $20,609,782)		19,230,636

12	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2023 (unaudited)	Principal Amount		Value
Foreign Government – 3.9%

Bahrain Government International Bond 6.75% due 9/20/2029(4)	USD	240,000	$237,926

Costa Rica Government International Bond 6.55% due 4/3/2034(4)	USD	510,000	511,969

Kommunalbanken A/S 1.125% due 10/26/2026	USD	1,374,000	1,225,168

Mexico Government International Bond 4.875% due 5/19/2033	USD	670,000	640,312

Panama Government International Bond 2.252% due 9/29/2032	USD	833,000	636,395

Province of Quebec Canada 3.625% due 4/13/2028		USD 3,002,000	2,895,009

Republic of South Africa Government International Bond 5.875% due 4/20/2032	USD	275,000	243,796

Senegal Government International Bond 6.25% due 5/23/2033(4)	USD	290,000	242,901

Svensk Exportkredit AB 4.125% due 6/14/2028	USD	2,447,000	2,416,315

Turkey Government International Bond 4.25% due 4/14/2026	USD	270,000	241,086

Total Foreign Government (Cost $9,461,125)			9,290,877
U.S. Government Securities – 7.5%

U.S. Treasury Bond
1.625% due 11/15/2050		$1,740,000	1,081,247
2.25% due 5/15/2041		962,000	741,041
3.625% due 5/15/2053		3,036,000	2,919,304
3.875% due 5/15/2043		6,312,000	6,160,117

June 30, 2023 (unaudited)	Principal Amount	Value

U.S. Treasury Inflation-Indexed Bond 1.50% due 2/15/2053	2,670,334	2,602,051

U.S. Treasury Note
3.375% due 5/15/2033	894,000	862,291
3.875% due 4/30/2025	1,355,000	1,328,694
4.00% due 6/30/2028	2,290,000	2,277,476

Total U.S. Government Securities (Cost $18,062,060)		17,972,221
Repurchase Agreements – 1.1%

Fixed Income Clearing Corp., 1.52%, dated 6/30/2023, proceeds at maturity value of $2,734,152, due 7/3/2023(7)	$2,733,806	$2,733,806

Total Repurchase Agreements (Cost $2,733,806)		2,733,806

Total Investments – 114.1% (Cost $283,852,986)		272,584,279

Liabilities in excess of other assets – (14.1)%		(33,604,972)

Total Net Assets – 100.0%		$238,979,307

(1)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2023.
(2)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(3)	TBA — To be announced.
(4)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2023, the aggregate market value of these securities amounted to $94,092,285, representing 39.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(5)

The London Interbank Offered Rate (“LIBOR”) is being phased out completely by June 30, 2023. There remains uncertainty regarding the nature of any replacement rate and the impact of a transition away from LIBOR on the Fund’s investments.

(6)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
British Airways Pass-Through Trust 2020-1 A	544,644	$573,680	$498,180	11/17/20 – 1/26/22	0.21%

(7)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.625%	3/15/2026	$2,747,900	$2,788,502

The accompanying notes are an integral part of these financial statements.	13

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Open futures contracts at June 30, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. 2-Year Treasury Note	September 2023	147	Long	$30,129,529	$29,891,531	$(237,998)
U.S. 10-Year Treasury Note	September 2023	70	Long	7,989,616	7,858,594	(131,022)
U.S. Long Bond	September 2023	137	Long	17,422,418	17,386,156	(36,262)
U.S. Ultra Bond	September 2023	89	Long	12,003,785	12,123,469	119,684
Total				$67,545,348	$67,259,750	$(285,598)

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	September 2023	196	Short	$(21,190,578)	$(20,990,375)	$200,203
U.S. Ultra 10-Year Treasury Note	September 2023	199	Short	(23,803,441)	(23,569,062)	234,379
Total				$(44,994,019)	$(44,559,437)	$434,582

Legend:

CLO — Collateralized Loan Obligation

CMT — Constant Maturity Treasury

LIBOR — London Interbank Offered Rate

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage–Backed Securities	$—	$64,478,926	$—	$64,478,926
Asset–Backed Securities	—	39,683,730	—	39,683,730
Corporate Bonds & Notes	—	118,947,909	—	118,947,909
Municipals	—	246,174	—	246,174
Non–Agency Mortgage–Backed Securities	—	19,230,636	—	19,230,636
Foreign Government	—	9,290,877	—	9,290,877
U.S. Government Securities	—	17,972,221	—	17,972,221
Repurchase Agreements	—	2,733,806	—	2,733,806
Total	$—	$272,584,279	$—	$272,584,279
Other Financial Instruments
Futures Contracts
Assets	$554,266	$—	$—	$554,266
Liabilities	(405,282)	—	—	(405,282)
Total	$148,984	$—	$—	$148,984

14	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Statement of Assets and Liabilities As of June 30, 2023 (unaudited)
Assets

Investments, at value	$272,584,279

Cash	89,920

Receivable for investments sold	53,448,156

Interest receivable	2,042,813

Cash deposits with brokers for futures contracts	890,562

Receivable for variation margin on futures contracts	167,492

Reimbursement receivable from adviser	5,496

Prepaid expenses	2,845

Total Assets	329,231,563

Liabilities

Payable for investments purchased	89,980,507

Investment advisory fees payable	89,314

Distribution fees payable	49,619

Payable for fund shares redeemed	46,188

Accrued custodian and accounting fees	29,026

Accrued audit fees	17,132

Accrued trustees’ and officers’ fees	5,105

Accrued expenses and other liabilities	35,365

Total Liabilities	90,252,256

Total Net Assets	$238,979,307

Net Assets Consist of:

Paid-in capital	$227,644,496

Distributable earnings	11,334,811

Total Net Assets	$238,979,307

Investments, at Cost	$283,852,986

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	23,579,117

Net Asset Value Per Share	$10.14

Statement of Operations For the Six Months Ended June 30, 2023 (unaudited)
Investment Income

Interest	$5,741,728

Total Investment Income	5,741,728

Expenses

Investment advisory fees	562,186

Distribution fees	312,326

Custodian and accounting fees	49,445

Professional fees	40,675

Trustees’ and officers’ fees	32,010

Administrative fees	21,619

Transfer agent fees	7,173

Shareholder reports	6,521

Other expenses	6,999

Total Expenses	1,038,954

Less: Fees waived	(27,019)

Total Expenses, Net	1,011,935

Net Investment Income/(Loss)	4,729,793

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Derivative Contracts

Net realized gain/(loss) from investments	(4,036,973)

Net realized gain/(loss) from futures contracts	(724,829)

Net change in unrealized appreciation/(depreciation) on investments	4,478,778

Net change in unrealized appreciation/(depreciation) on futures contracts	729,022

Net Gain on Investments and Derivative Contracts	445,998

Net Increase in Net Assets Resulting From Operations	$5,175,791

The accompanying notes are an integral part of these financial statements.	15

FINANCIAL INFORMATION — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/23	For the Year Ended 12/31/22

Operations

Net investment income/(loss)	$4,729,793	$7,032,281

Net realized gain/(loss) from investments and derivative contracts	(4,761,802)	(35,072,103)

Net change in unrealized appreciation/(depreciation) on investments and derivative contracts	5,207,800	(18,037,992)

Net Increase/(Decrease) in Net Assets Resulting from Operations	5,175,791	(46,077,814)

Capital Share Transactions

Proceeds from sales of shares	7,575,403	4,039,995

Cost of shares redeemed	(26,904,881)	(50,161,423)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(19,329,478)	(46,121,428)

Net Decrease in Net Assets	(14,153,687)	(92,199,242)

Net Assets

Beginning of period	253,132,994	345,332,236

End of period	$238,979,307	$253,132,994

Other Information:

Shares

Sold	739,217	407,441

Redeemed	(2,645,977)	(4,754,295)

Net Decrease	(1,906,760)	(4,346,854)

16	The accompanying notes are an integral part of these financial statements.

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17

FINANCIAL INFORMATION — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/23	$9.93	$0.19	$0.02	$0.21	$10.14	2.11%	(4)

Year Ended 12/31/22	11.58	0.26	(1.91)	(1.65)	9.93	(14.25)%

Year Ended 12/31/21	11.58	0.16	(0.16)	0.00	11.58	0.00%

Year Ended 12/31/20	10.78	0.24	0.56	0.80	11.58	7.42%

Year Ended 12/31/19	9.95	0.26	0.57	0.83	10.78	8.34%

Year Ended 12/31/18	10.08	0.26	(0.39)	(0.13)	9.95	(1.29)%

18	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$238,979	0.81%	(4)	0.83%	(4)	3.79%	(4)	3.77%	(4)	75%	(4)

253,133	0.81%		0.81%		2.46%		2.46%		198%

345,332	0.80%		0.80%		1.42%		1.42%		181%

341,827	0.80%		0.83%		2.12%		2.09%		183%

350,049	0.79%		0.84%		2.53%		2.48%		211%

355,070	0.79%		0.87%		2.60%		2.52%		543%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.	19

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2023 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Core Plus Fixed Income VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks income and capital appreciation to produce a high total return.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5c). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Exchange-traded financial futures contracts are valued at the last settlement price on the market where they are primarily traded.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

20

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2023, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2023 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2023, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the

21

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The Fund may use these investments for hedging and non-hedging purposes. The Fund may also invest in derivatives to seek to manage portfolio duration, as a substitute for holding, or to adjust exposure to, the underlying asset on which the derivative is based, or for cash management or portfolio management purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into cleared swaps.

In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the swap contracts and may realize a loss. There were no credit default swaps held as of June 30, 2023.

e. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of its investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from its current market value. There were no options transactions as of June 30, 2023.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset

22

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.45% of the first $300 million, and 0.40% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2024 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.81% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2023, Park Avenue waived fees and/or paid Fund expenses in the amount of $27,019.

Park Avenue has entered into a Sub-Advisory Agreement with Lord, Abbett & Co. LLC (“Lord Abbett”). Lord Abbett is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2023, the Fund paid distribution fees in the amount of $312,326 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (TBA) securities) for the six months ended June 30, 2023, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$95,975,243	$85,036,583
Sales	92,097,533	89,723,568

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities

23

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

d. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2023, the Fund held one illiquid security.

f. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-

quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

g. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

h. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation

24

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

i. Disclosures About Derivative Instruments and Hedging Activities The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2023 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Under certain market conditions, the Fund may use credit default swaps for hedging and non-hedging purposes. The Fund may also invest in derivatives to seek to manage portfolio duration, as a substitute for holding, or to adjust exposure to, the underlying asset on which the derivative is based, or for cash management or portfolio management purposes. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities.

The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. Cleared swaps are transacted through futures commission merchants (“FCM”s) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. Funds post initial and variation margin by making payments to their clearing member FCMs.

Generally, the Fund will enter into credit default swaps on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Credit default swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to credit default swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a credit default swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

In addition to the risks generally applicable to derivatives, risks associated with credit default swap agreements include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements.

As of June 30, 2023, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Interest Rate Contracts

Asset Derivatives
Futures Contracts[1]	$554,266

Liability Derivatives
Futures Contracts[1]	$(405,282)

[1]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative investments for the six months ended June 30, 2023 were as follows:

Interest Rate Contracts

Net Realized Gain/(Loss)
Futures Contracts[1]	$(724,829)

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[2]	$729,022

Average Number of Notional Amounts
Futures Contracts[3]	576

[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[3]	Amount represents number of contracts.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the

25

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 5, 2024. The Fund did not utilize the credit facility during the six months ended June 30, 2023.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has adversely impacted both local and global economies, including those in which the Fund may invest. These impacts include materially reduced consumer demand and economic output, disrupted supply chains, market closures, travel restrictions and quarantines, and strained healthcare systems. The Fund’s operations may be interrupted as a result, which may have a negative impact on the Fund’s investment performance.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) Previously approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and otherwise support carrying out the Administrator’s liquidity risk management responsibilities under the Program.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually, taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified, no less than monthly, into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value.

The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets that must be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 29-30, 2023, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented and the investment strategies for each Fund continue to be appropriate since its inception. In addition, the Report summarized the operation of the Program and the information and factors considered by the Administrator in its assessment of the Program’s implementation, such as the liquidity risk assessment framework and liquidity classification methodologies.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

27

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 29-30, 2023 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-Advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-Advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Small Cap Core VIP Fund; (ii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund; (iii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iv) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (v) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (vi) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vii) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (viii) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (ix) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (xi) FIAM LLC with respect to Guardian Select Mid Cap Core VIP Fund; and (xii) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting, (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-Adviser) with respect to Guardian International Equity VIP Fund for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses

28

SUPPLEMENTAL INFORMATION (UNAUDITED)

from the Manager and each Sub-Adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-Advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-Adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-Advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-Advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-Adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-Advisers to the COVID-19 pandemic, including the continuation of remote work arrangements and return-to-office plans. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-Advisers with respect to the services that the Sub-Advisers would provide under the Sub-Advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-Advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-Advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment

29

SUPPLEMENTAL INFORMATION (UNAUDITED)

advisory services provided by the Sub-Advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-Advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-Advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-Adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-Advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-Adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-Advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-Advisers, but noted that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-Advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-Advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in

30

SUPPLEMENTAL INFORMATION (UNAUDITED)

light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-Advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-Advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-Advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 4th quintile for its performance universe for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 5-year periods and in the 4th quintile for 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•

The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark

31

SUPPLEMENTAL INFORMATION (UNAUDITED)

index for the 1-year period. The Board note that the Fund’s performance was lower than the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The

Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and that the actual total expenses were in the 4th quintile.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was lower than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

32

SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 2nd quintile of its performance universe for the 3-year period and in the 3rd quintile of its performance universe for the 5-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was higher than the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that the actual total expenses were in the 3rd quintile.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 4th quintile of its performance universe for the 3-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile of its performance universe for the 5-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

33

SUPPLEMENTAL INFORMATION (UNAUDITED)

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile and the actual total expenses were in the 3rd quintile.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and the actual management fee and the actual total expenses were in the 1st quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile and the actual management fee was in the 2nd quintile.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and actual total expenses were in the 3rd quintile of the expense group and the actual management fee was in the 1st quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

34

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

35

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8167

Guardian Variable

Products Trust

2023

Semiannual Report

All Data as of June 30, 2023

Guardian Diversified Research VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Diversified Research VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2023. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $149,708,649

Sector Allocation[1] As of June 30, 2023

Top Ten Holdings[2] As of June 30, 2023

Holding	% of Total Net Assets
Microsoft Corp.	7.29%
Apple, Inc.	5.09%
Alphabet, Inc., Class A	3.81%
Amazon.com, Inc.	3.43%
Oracle Corp.	2.75%
NVIDIA Corp.	2.66%
Meta Platforms, Inc., Class A	2.44%
Exxon Mobil Corp.	2.04%
Mastercard, Inc., Class A	2.00%
Home Depot, Inc.	1.77%
Total	33.28%

[1]	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
[2]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23-6/30/23	Expense Ratio During Period 1/1/23-6/30/23
Based on Actual Return	$1,000.00	$1,179.00	$5.19	0.96%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,020.03	$4.81	0.96%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

June 30, 2023 (unaudited)	Shares	Value
Common Stocks – 98.7%

Aerospace & Defense – 1.7%

Howmet Aerospace, Inc.	7,677	$380,472

Northrop Grumman Corp.	2,208	1,006,407

Raytheon Technologies Corp.	11,396	1,116,352

		2,503,231
Air Freight & Logistics – 0.5%

FedEx Corp.	2,987	740,477

		740,477
Automobiles – 1.8%

General Motors Co.	6,118	235,910

Tesla, Inc.(1)	9,348	2,447,026

		2,682,936
Banks – 1.9%

Bank of America Corp.	36,583	1,049,566

Citigroup, Inc.	39,678	1,826,775

		2,876,341
Beverages – 2.6%

Coca-Cola Co.	25,078	1,510,197

Constellation Brands, Inc., Class A	666	163,923

PepsiCo, Inc.	11,917	2,207,267

		3,881,387
Biotechnology – 1.7%

AbbVie, Inc.	5,234	705,177

Alkermes PLC(1)	12,927	404,615

Ascendis Pharma A/S, ADR(1)	7,462	665,983

Biogen, Inc.(1)	1,528	435,251

Regeneron Pharmaceuticals, Inc.(1)	526	377,952

		2,588,978
Broadline Retail – 3.4%

Amazon.com, Inc.(1)	39,445	5,142,050

		5,142,050
Building Products – 0.8%

Johnson Controls International PLC	17,053	1,161,991

		1,161,991
Capital Markets – 3.4%

Charles Schwab Corp.	19,748	1,119,317

Goldman Sachs Group, Inc.	5,145	1,659,468

KKR & Co., Inc.	19,641	1,099,896

Quilter PLC (United Kingdom)(2)	254,478	256,232

S&P Global, Inc.	2,414	967,748

		5,102,661
Chemicals – 2.2%

Corteva, Inc.	10,939	626,805

DuPont de Nemours, Inc.	13,085	934,792

Eastman Chemical Co.	4,549	380,842

Linde PLC	421	160,435

PPG Industries, Inc.	3,351	496,953

Sherwin-Williams Co.	2,752	730,711

		3,330,538

June 30, 2023 (unaudited)	Shares	Value
Construction Materials – 0.4%

CRH PLC, ADR	9,553	$532,389

		532,389
Consumer Finance – 0.2%

Capital One Financial Corp.	2,940	321,548

		321,548
Consumer Staples Distribution & Retail – 2.2%

BJ’s Wholesale Club Holdings, Inc.(1)	2,431	153,177

Costco Wholesale Corp.	1,646	886,174

Target Corp.	5,279	696,300

Walmart, Inc.	10,191	1,601,821

		3,337,472
Containers & Packaging – 0.4%

Avery Dennison Corp.	1,907	327,623

Berry Global Group, Inc.	4,433	285,219

		612,842
Electric Utilities – 2.7%

Exelon Corp.	20,456	833,377

NextEra Energy, Inc.	10,364	769,009

NRG Energy, Inc.	52,405	1,959,423

PG&E Corp.(1)	26,552	458,819

		4,020,628
Electrical Equipment – 0.1%

Emerson Electric Co.	2,134	192,892

		192,892
Electronic Equipment, Instruments & Components – 1.0%

CDW Corp.	4,167	764,645

Vontier Corp.	22,126	712,678

		1,477,323
Energy Equipment & Services – 0.4%

Diamond Offshore Drilling, Inc.(1)	46,001	655,054

		655,054
Entertainment – 0.9%

Netflix, Inc.(1)	2,738	1,206,062

Sea Ltd., ADR(1)	3,462	200,934

		1,406,996
Financial Services – 4.0%

Apollo Global Management, Inc.	19,458	1,494,569

Mastercard, Inc., Class A	7,608	2,992,227

Visa, Inc., Class A	6,017	1,428,917

		5,915,713
Food Products – 0.3%

General Mills, Inc.	6,531	500,928

		500,928
Ground Transportation – 1.7%

CSX Corp.	12,603	429,763

Hertz Global Holdings, Inc.(1)	22,562	414,915

Union Pacific Corp.	8,323	1,703,052

		2,547,730
Health Care Equipment & Supplies – 2.7%

Abbott Laboratories	3,812	415,584

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

June 30, 2023 (unaudited)	Shares	Value
Health Care Equipment & Supplies (continued)

Becton Dickinson and Co.	2,422	$639,432

Boston Scientific Corp.(1)	15,082	815,785

Dexcom, Inc.(1)	3,721	478,186

IDEXX Laboratories, Inc.(1)	507	254,631

Intuitive Surgical, Inc.(1)	2,488	850,747

Medtronic PLC	1,908	168,095

Stryker Corp.	1,254	382,583

		4,005,043
Health Care Providers & Services – 4.0%

Cigna Group	5,278	1,481,007

Elevance Health, Inc.	472	209,705

Humana, Inc.	1,016	454,284

McKesson Corp.	2,942	1,257,146

UnitedHealth Group, Inc.	5,382	2,586,804

		5,988,946
Hotels, Restaurants & Leisure – 2.2%

Aramark	8,018	345,175

Booking Holdings, Inc.(1)	487	1,315,061

Chipotle Mexican Grill, Inc.(1)	374	799,986

Hilton Worldwide Holdings, Inc.	4,801	698,785

Penn Entertainment, Inc.(1)	7,601	182,652

		3,341,659
Household Durables – 0.9%

PulteGroup, Inc.	17,184	1,334,853

		1,334,853
Household Products – 1.7%

Procter & Gamble Co.	17,141	2,600,975

		2,600,975
Independent Power and Renewable Electricity Producers – 0.1%

Vistra Corp.	5,581	146,501

		146,501
Industrial Conglomerates – 0.9%

General Electric Co.	2,689	295,387

Honeywell International, Inc.	5,365	1,113,237

		1,408,624
Insurance – 2.6%

AIA Group Ltd. (Hong Kong)	61,200	624,435

Assured Guaranty Ltd.	27,897	1,556,652

AXA SA (France)	23,282	687,833

Prudential PLC (United Kingdom)	69,940	986,318

		3,855,238
Interactive Media & Services – 6.3%

Alphabet, Inc., Class A(1)	47,663	5,705,261

Meta Platforms, Inc., Class A(1)	12,756	3,660,717

		9,365,978
Life Sciences Tools & Services – 1.5%

Bio-Rad Laboratories, Inc., Class A(1)	933	353,719

Danaher Corp.	2,819	676,560

ICON PLC(1)	205	51,291

Thermo Fisher Scientific, Inc.	2,171	1,132,719

		2,214,289

June 30, 2023 (unaudited)	Shares	Value
Machinery – 1.6%

Deere & Co.	918	$371,964

Ingersoll Rand, Inc.	10,180	665,365

Otis Worldwide Corp.	14,773	1,314,945

		2,352,274
Media – 0.2%

Charter Communications, Inc., Class A(1)	811	297,937

		297,937
Metals & Mining – 0.4%

Agnico Eagle Mines Ltd. (Canada)	6,173	308,242

Glencore PLC (Australia)	59,358	336,711

		644,953
Multi-Utilities – 0.3%

Ameren Corp.	5,078	414,720

		414,720
Office REITs – 0.2%

Vornado Realty Trust	15,496	281,098

		281,098
Oil, Gas & Consumable Fuels – 4.6%

BP PLC (United Kingdom)	107,123	627,617

Cenovus Energy, Inc. (Canada)	83,364	1,415,882

ConocoPhillips	8,500	880,685

Exxon Mobil Corp.	28,439	3,050,083

Shell PLC (Netherlands)	28,296	842,473

		6,816,740
Passenger Airlines – 0.4%

Southwest Airlines Co.	14,516	525,624

		525,624
Personal Care Products – 0.1%

Kenvue, Inc.(1)	7,768	205,231

		205,231
Pharmaceuticals – 3.7%

4Front Ventures Corp.(1)	567,677	88,501

Eli Lilly and Co.	3,659	1,715,998

Innoviva, Inc.(1)	47,114	599,761

Johnson & Johnson	8,364	1,384,409

Merck & Co., Inc.	12,769	1,473,415

TerrAscend Corp.(1)	36,139	65,411

Zoetis, Inc.	1,646	283,458

		5,610,953
Semiconductors & Semiconductor Equipment – 6.3%

Advanced Micro Devices, Inc.(1)	14,600	1,663,086

Broadcom, Inc.	2,597	2,252,716

NVIDIA Corp.	9,406	3,978,926

QUALCOMM, Inc.	12,659	1,506,927

		9,401,655
Software – 12.4%

Intuit, Inc.	3,135	1,436,426

Microsoft Corp.	32,036	10,909,539

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

June 30, 2023 (unaudited)	Shares	Value
Software (continued)

Oracle Corp.	34,574	$4,117,418

Salesforce, Inc.(1)	9,722	2,053,870

		18,517,253
Specialized REITs – 1.0%

American Tower Corp.	3,514	681,505

Gaming and Leisure Properties, Inc.	17,166	831,865

		1,513,370
Specialty Retail – 2.7%

CarMax, Inc.(1)	4,929	412,557

Home Depot, Inc.	8,556	2,657,836

O’Reilly Automotive, Inc.(1)	658	628,588

TJX Cos., Inc.	3,651	309,568

Warby Parker, Inc., Class A(1)	3,235	37,817

		4,046,366
Technology Hardware, Storage & Peripherals – 5.1%

Apple, Inc.	39,259	7,615,068

		7,615,068
Textiles, Apparel & Luxury Goods – 0.7%

Levi Strauss & Co., Class A	9,347	134,877

Lululemon Athletica, Inc.(1)	655	247,918

NIKE, Inc., Class B	5,903	651,514

		1,034,309
Tobacco – 0.1%

Altria Group, Inc.	3,061	138,663

		138,663
Trading Companies & Distributors – 0.6%

United Rentals, Inc.	1,938	863,127

		863,127
Wireless Telecommunication Services – 1.1%

T-Mobile US, Inc.(1)	11,762	1,633,742

		1,633,742

Total Common Stocks (Cost $104,095,985)		147,707,294

June 30, 2023 (unaudited)	Principal Amount	Value
Repurchase Agreements – 1.4%

Fixed Income Clearing Corp., 1.52%, dated 6/30/2023, proceeds at maturity value of $2,150,950, due 7/3/2023(3)	$2,150,678	$2,150,678

Total Repurchase Agreements (Cost $2,150,678)		2,150,678

Total Investments – 100.1% (Cost $106,246,663)		149,857,972

Liabilities in excess of other assets – (0.1)%		(149,323)

Total Net Assets – 100.0%		$149,708,649

(1)	Non–income–producing security.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2023, the aggregate market value of these securities amounted to $256,232, representing 0.2% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.625%	3/15/2026	$2,161,800	$2,193,742

Legend:

ADR — American Depositary Receipt

REITs — Real Estate Investment Trusts

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$143,345,675	$4,361,619	*	$—	$147,707,294
Repurchase Agreements	—	2,150,678		—	2,150,678
Total	$143,345,675	$6,512,297		$—	$149,857,972

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Statement of Assets and Liabilities As of June 30, 2023 (unaudited)
Assets

Investments, at value	$149,857,972

Foreign currency, at value	7,467

Dividends/interest receivable	65,292

Receivable for investments sold	44,183

Foreign tax reclaims receivable	15,896

Reimbursement receivable from adviser	3,632

Prepaid expenses	1,648

Total Assets	149,996,090

Liabilities

Payable for investments purchased	92,688

Investment advisory fees payable	72,614

Payable for fund shares redeemed	30,989

Distribution fees payable	30,256

Accrued custodian and accounting fees	21,503

Accrued audit fees	13,978

Accrued trustees’ and officers’ fees	2,536

Accrued expenses and other liabilities	22,877

Total Liabilities	287,441

Total Net Assets	$149,708,649

Net Assets Consist of:

Paid-in capital	$35,678,982

Distributable earnings	114,029,667

Total Net Assets	$149,708,649

Investments, at Cost	$106,246,663

Foreign Currency, at Cost	$7,471

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	6,533,074

Net Asset Value Per Share	$22.92

Statement of Operations For the Six Months Ended June 30, 2023 (unaudited)
Investment Income

Dividends	$1,104,499

Interest	8,596

Withholding taxes on foreign dividends	(10,050)

Total Investment Income	1,103,045

Expenses

Investment advisory fees	431,130

Distribution fees	179,638

Custodian and accounting fees	27,061

Professional fees	27,045

Trustees’ and officers’ fees	17,754

Administrative fees	14,162

Transfer agent fees	7,254

Shareholder reports	4,527

Other expenses	4,052

Total Expenses	712,623

Less: Fees waived	(22,815)

Total Expenses, Net	689,808

Net Investment Income/(Loss)	413,237

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	1,846,981

Net realized gain/(loss) from foreign currency transactions	741

Net change in unrealized appreciation/(depreciation) on investments	21,571,633

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	351

Net Gain on Investments and Foreign Currency Transactions	23,419,706

Net Increase in Net Assets Resulting From Operations	$23,832,943

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/23	For the Year Ended 12/31/22

Operations

Net investment income/(loss)	$413,237	$835,776

Net realized gain/(loss) from investments and foreign currency transactions	1,847,722	7,406,487

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	21,571,984	(41,223,699)

Net Increase/(Decrease) in Net Assets Resulting from Operations	23,832,943	(32,981,436)

Capital Share Transactions

Proceeds from sales of shares	663,342	7,356,435

Cost of shares redeemed	(15,830,022)	(25,374,417)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(15,166,680)	(18,017,982)

Net Increase/(Decrease) in Net Assets	8,666,263	(50,999,418)

Net Assets

Beginning of period	141,042,386	192,041,804

End of period	$149,708,649	$141,042,386

Other Information:

Shares

Sold	32,465	359,038

Redeemed	(753,422)	(1,232,800)

Net Decrease	(720,957)	(873,762)

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/23	$19.44	$0.06	$3.42	$3.48	$22.92	17.90%	(4)

Year Ended 12/31/22	23.63	0.11	(4.30)	(4.19)	19.44	(17.73)%

Year Ended 12/31/21	19.05	0.08	4.50	4.58	23.63	24.04%

Year Ended 12/31/20	15.85	0.08	3.12	3.20	19.05	20.19%

Year Ended 12/31/19	11.84	0.11	3.90	4.01	15.85	33.87%

Year Ended 12/31/18	12.65	0.09	(0.90)	(0.81)	11.84	(6.40)%

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$149,709	0.96%	(4)	0.99%	(4)	0.58%	(4)	0.55%	(4)	17%	(4)

141,042	0.96%		0.99%		0.53%		0.50%		45%

192,042	0.95%		0.95%		0.36%		0.36%		44%

193,384	1.01%		1.02%		0.52%		0.51%		76%

196,050	1.01%		1.03%		0.77%		0.75%		88%

148,193	1.02%		1.09%		0.68%		0.61%		88%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

June 30, 2023 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Diversified Research VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2023, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2023 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2023, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2023, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.60% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2024 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.96% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2023, Park Avenue waived fees and/or paid Fund expenses in the amount of $22,815.

Park Avenue has entered into a Sub-Advisory Agreement with Putnam Investment Management LLC (“Putnam”). Putnam is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2023, the Fund paid distribution fees in the amount of $179,638 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $24,099,199 and $39,623,040, respectively, for the six months ended June 30, 2023. During the six months ended June 30, 2023, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2023, the Fund did not hold any restricted, other than 144A restricted securities or illiquid securities.

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 5, 2024. The Fund did not utilize the credit facility during the six months ended June 30, 2023.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has adversely impacted both local and global economies, including those in which the Fund may invest. These impacts include materially reduced consumer demand and economic output, disrupted supply chains, market closures, travel restrictions and quarantines, and strained healthcare systems. The Fund’s operations may be interrupted as a result, which may have a negative impact on the Fund’s investment performance.

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Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”)

Previously approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and otherwise support carrying out the Administrator’s liquidity risk management responsibilities under the Program.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually, taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified, no less than monthly, into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value.

The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets that must be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 29-30, 2023, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented and the investment strategies for each Fund continue to be appropriate since its inception. In addition, the Report summarized the operation of the Program and the information and factors considered by the Administrator in its assessment of the Program’s implementation, such as the liquidity risk assessment framework and liquidity classification methodologies.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

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Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 29-30, 2023 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-Advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-Advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Small Cap Core VIP Fund; (ii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund; (iii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iv) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (v) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (vi) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vii) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (viii) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (ix) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (xi) FIAM LLC with respect to Guardian Select Mid Cap Core VIP Fund; and (xii) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting, (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-Adviser) with respect to Guardian International Equity VIP Fund for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses

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from the Manager and each Sub-Adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-Advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-Adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-Advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-Advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-Adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-Advisers to the COVID-19 pandemic, including the continuation of remote work arrangements and return-to-office plans. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-Advisers with respect to the services that the Sub-Advisers would provide under the Sub-Advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-Advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-Advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment

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advisory services provided by the Sub-Advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-Advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-Advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-Adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-Advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-Adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-Advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-Advisers, but noted that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-Advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-Advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in

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light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-Advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-Advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-Advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 4th quintile for its performance universe for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 5-year periods and in the 4th quintile for 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board note that the Fund’s performance was lower than the benchmark index for the 3-year and 5-year periods.

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•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.
•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and that the actual total expenses were in the 4th quintile.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was lower than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

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Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 2nd quintile of its performance universe for the 3-year period and in the 3rd quintile of its performance universe for the 5-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was higher than the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that the actual total expenses were in the 3rd quintile.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 4th quintile of its performance universe for the 3-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile of its performance universe for the 5-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile and the actual total expenses were in the 3rd quintile.

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Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and the actual management fee and the actual total expenses were in the 1st quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile and the actual management fee was in the 2nd quintile.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and actual total expenses were in the 3rd quintile of the expense group and the actual management fee was in the 1st quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

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The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

23

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8168

Guardian Variable

Products Trust

2023

Semiannual Report

All Data as of June 30, 2023

Guardian Global Utilities VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Global Utilities VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2023. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN GLOBAL UTILITIES VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $58,688,694

Geographic Region Allocation[1] As of June 30, 2023

Top Ten Holdings[1] As of June 30, 2023

Holding	Country	% of Total Net Assets
Engie SA	France	5.56%
Duke Energy Corp.	United States	5.39%
NextEra Energy, Inc.	United States	5.19%
Iberdrola SA	Spain	5.14%
Atmos Energy Corp.	United States	4.89%
Edison International	United States	4.65%
AES Corp.	United States	4.62%
Southern Co.	United States	4.52%
EDP – Energias de Portugal SA	Portugal	4.34%
Sempra Energy	United States	4.32%
Total		48.62%

[1]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Cash includes short-term investments and net other assets and liabilities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23-6/30/23	Expense Ratio During Period 1/1/23-6/30/23
Based on Actual Return	$1,000.00	$ 998.40	$5.10	1.03%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,019.69	$5.16	1.03%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

June 30, 2023 (unaudited)	Shares	Value
Common Stocks – 99.0%

Bermuda – 3.0%

CK Infrastructure Holdings Ltd.	332,000	$1,757,395

		1,757,395

Brazil – 2.3%

Cia de Saneamento Basico do Estado de Sao Paulo	116,300	1,374,022

		1,374,022

China – 5.1%

China Longyuan Power Group Corp. Ltd., Class H	2,075,800	2,145,099

ENN Energy Holdings Ltd.	65,400	817,286

		2,962,385

France – 5.6%

Engie SA	196,197	3,263,371

		3,263,371

Germany – 3.4%

RWE AG	45,609	1,985,233

		1,985,233

Italy – 4.2%

Enel SpA	361,198	2,433,135

		2,433,135

Japan – 3.6%

Kansai Electric Power Co., Inc.	107,900	1,355,637

Tokyo Gas Co. Ltd.	35,300	771,221

		2,126,858

Portugal – 4.3%

EDP–Energias de Portugal SA	520,400	2,547,275

		2,547,275

Spain – 5.1%

Iberdrola SA	231,133	3,019,032

		3,019,032

United Kingdom – 4.0%

National Grid PLC	175,577	2,320,095

		2,320,095

United States – 58.4%

AES Corp.	130,762	2,710,696

American Electric Power Co., Inc.	28,872	2,431,022

Atmos Energy Corp.	24,664	2,869,410

CenterPoint Energy, Inc.	80,182	2,337,305

Dominion Energy, Inc.	26,072	1,350,269

Duke Energy Corp.	35,292	3,167,104

Edison International	39,267	2,727,093

Exelon Corp.	57,610	2,347,031

NextEra Energy, Inc.	41,045	3,045,539

PG&E Corp.(1)	111,826	1,932,353

Public Service Enterprise Group, Inc.	29,121	1,823,266

Sempra Energy	17,415	2,535,450

June 30, 2023 (unaudited)	Shares	Value

United States (continued)

Southern Co.	37,744	$2,651,516

Vistra Corp.	90,002	2,362,553

		34,290,607

Total Common Stocks (Cost $51,355,275)		58,079,408

	Principal Amount	Value
Repurchase Agreements – 0.6%

Fixed Income Clearing Corp., 1.52%, dated 6/30/2023, proceeds at maturity value of $369,484, due 7/3/2023(2)	$369,437	369,437

Total Repurchase Agreements (Cost $369,437)		369,437

Total Investments – 99.6% (Cost $51,724,712)		58,448,845

Assets in excess of other liabilities – 0.4%		239,849

Total Net Assets – 100.0%		$58,688,694

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.625%	3/15/2026	$371,400	$376,888

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Bermuda	$—	$1,757,395	*	$—	$1,757,395
Brazil	1,374,022	—		—	1,374,022
China	—	2,962,385	*	—	2,962,385
France	—	3,263,371	*	—	3,263,371
Germany	—	1,985,233	*	—	1,985,233
Italy	—	2,433,135	*	—	2,433,135
Japan	—	2,126,858	*	—	2,126,858
Portugal	—	2,547,275	*	—	2,547,275
Spain	—	3,019,032	*	—	3,019,032
United Kingdom	—	2,320,095	*	—	2,320,095
United States	34,290,607	—		—	34,290,607
Repurchase Agreements	—	369,437		—	369,437
Total	$35,664,629	$22,784,216		$—	$58,448,845

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN GLOBAL UTILITIES VIP FUND

Statement of Assets and Liabilities As of June 30, 2023 (unaudited)
Assets

Investments, at value	$58,448,845

Foreign currency, at value	71

Receivable for investments sold	624,166

Dividends/interest receivable	231,828

Foreign tax reclaims receivable	85,025

Reimbursement receivable from adviser	10,748

Prepaid expenses	734

Total Assets	59,401,417

Liabilities

Payable for investments purchased	578,546

Investment advisory fees payable	35,220

Payable for fund shares redeemed	31,385

Accrued custodian and accounting fees	21,347

Accrued audit fees	15,050

Distribution fees payable	12,062

Accrued trustees’ and officers’ fees	1,431

Accrued expenses and other liabilities	17,682

Total Liabilities	712,723

Total Net Assets	$58,688,694

Net Assets Consist of:

Paid-in capital	$40,654,707

Distributable earnings	18,033,987

Total Net Assets	$58,688,694

Investments, at Cost	$51,724,712

Foreign Currency, at Cost	$71

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	4,768,930

Net Asset Value Per Share	$12.31

Statement of Operations For the Six Months Ended June 30, 2023 (unaudited)
Investment Income

Dividends	$1,486,350

Interest	3,305

Withholding taxes on foreign dividends	(98,428)

Total Investment Income	1,391,227

Expenses

Investment advisory fees	227,299

Distribution fees	77,842

Custodian and accounting fees	25,975

Professional fees	21,038

Administrative fees	10,998

Trustees’ and officers’ fees	8,134

Transfer agent fees	6,639

Shareholder reports	4,074

Other expenses	2,377

Total Expenses	384,376

Less: Fees waived	(63,667)

Total Expenses, Net	320,709

Net Investment Income/(Loss)	1,070,518

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	1,994,744

Net realized gain/(loss) from foreign currency transactions	(16,963)

Net change in unrealized appreciation/(depreciation) on investments	(3,090,463)

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	1,534

Net Loss on Investments and Foreign Currency Transactions	(1,111,148)

Net Decrease in Net Assets Resulting From Operations	$(40,630)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN GLOBAL UTILITIES VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/23	For the Year Ended 12/31/22

Operations

Net investment income/(loss)	$1,070,518	$1,638,493

Net realized gain/(loss) from investments and foreign currency transactions	1,977,781	1,126,724

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(3,088,929)	(4,027,837)

Net Decrease in Net Assets Resulting from Operations	(40,630)	(1,262,620)

Capital Share Transactions

Proceeds from sales of shares	2,269,940	112,102

Cost of shares redeemed	(7,871,587)	(22,639,081)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(5,601,647)	(22,526,979)

Net Decrease in Net Assets	(5,642,277)	(23,789,599)

Net Assets

Beginning of period	64,330,971	88,120,570

End of period	$58,688,694	$64,330,971

Other Information:

Shares

Sold	185,618	9,266

Redeemed	(635,042)	(1,871,485)

Net Decrease	(449,424)	(1,862,219)

6	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

7

FINANCIAL INFORMATION — GUARDIAN GLOBAL UTILITIES VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/23	$12.33	$0.21	$(0.23)	$(0.02)	$12.31	(0.16)%	(4)

Year Ended 12/31/22	12.45	0.28	(0.40)	(0.12)	12.33	(0.96)%

Year Ended 12/31/21	10.70	0.28	1.47	1.75	12.45	16.36%

Year Ended 12/31/20	10.27	0.23	0.20	0.43	10.70	4.19%

Period Ended 12/31/19(5)	10.00	0.03	0.24	0.27	10.27	2.70%	(4)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN GLOBAL UTILITIES VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$58,689	1.03%	(4)	1.23%	(4)	3.44%	(4)	3.24%	(4)	17%	(4)

64,331	1.03%		1.21%		2.29%		2.11%		14%

88,121	1.03%		1.16%		2.38%		2.25%		22%

84,619	1.03%		1.22%		2.35%		2.16%		43%

85,307	0.89%	(4)	1.37%	(4)	1.56%	(4)	1.08%	(4)	50%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2019, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on October 21, 2019.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

June 30, 2023 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Global Utilities VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 21, 2019. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks total return.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2023, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2023 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2023, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2023, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

e. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.73% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2024 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.03% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2023, Park Avenue waived fees and/or paid Fund expenses in the amount of $63,667.

Park Avenue has entered into a Sub-Advisory Agreement with Wellington Management Company LLP (“Wellington”). Wellington is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2023, the Fund paid distribution fees in the amount of $77,842 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $10,244,892 and $14,980,735, respectively, for the six months ended June 30, 2023. During the six months ended June 30, 2023, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2023, the Fund did not hold any restricted, other than 144A restricted securities or illiquid securities.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is

1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 5, 2024. The Fund did not utilize the credit facility during the six months ended June 30, 2023.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has adversely impacted both local and global economies, including those in which the Fund may invest. These impacts include materially reduced consumer demand and economic output, disrupted supply chains, market closures, travel restrictions and quarantines, and strained healthcare systems. The Fund’s operations may be interrupted as a result, which may have a negative impact on the Fund’s investment performance.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) Previously approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and otherwise support carrying out the Administrator’s liquidity risk management responsibilities under the Program.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually, taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified, no less than monthly, into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value.

The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets that must be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 29-30, 2023, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented and the investment strategies for each Fund continue to be appropriate since its inception. In addition, the Report summarized the operation of the Program and the information and factors considered by the Administrator in its assessment of the Program’s implementation, such as the liquidity risk assessment framework and liquidity classification methodologies.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 29-30, 2023 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-Advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the

“Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-Advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Small Cap Core VIP Fund; (ii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund; (iii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iv) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (v) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (vi) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vii) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (viii) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (ix) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (xi) FIAM LLC with respect to Guardian Select Mid Cap Core VIP Fund; and (xii) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting, (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-Adviser) with respect to Guardian International Equity VIP Fund for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Agreements. The Trustees received written responses from the Manager and each Sub-Adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-Advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-Adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-Advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-Advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-Adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-Advisers to the COVID-19 pandemic, including the continuation of remote work arrangements and return-to-office plans. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-Advisers with respect to the services that the Sub-Advisers would provide under the Sub-Advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-Advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-Advisers. The Trustees

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SUPPLEMENTAL INFORMATION (UNAUDITED)

also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-Advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-Advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-Advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-Adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-Advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-Adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-Advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-Advisers, but noted that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-Advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-Advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-Advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-Advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The

Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-Advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 4th quintile for its performance universe for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 5-year periods and in the 4th quintile for 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board note that the Fund’s performance was lower than the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and that the actual total expenses were in the 4th quintile.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was lower than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also

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noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 2nd quintile of its performance universe for the 3-year period and in the 3rd quintile of its performance universe for the 5-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was higher than the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that the actual total expenses were in the 3rd quintile.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the
1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 4th quintile of its performance universe for the 3-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile of its performance universe for the 5-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

21

SUPPLEMENTAL INFORMATION (UNAUDITED)

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile and the actual total expenses were in the 3rd quintile.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and the actual management fee and the actual total expenses were in the 1st quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile and the actual management fee was in the 2nd quintile.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and actual total expenses were in the 3rd quintile of the expense group and the actual management fee was in the 1st quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

22

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

23

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB10537

Guardian Variable

Products Trust

2023

Semiannual Report

All Data as of June 30, 2023

Guardian Growth & Income VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Growth & Income VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2023. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN GROWTH & INCOME VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $143,447,934

Sector Allocation[1] As of June 30, 2023

Top Ten Holdings[2] As of June 30, 2023

Holding	% of Total Net Assets
Philip Morris International, Inc.	3.82%
Berkshire Hathaway, Inc., Class B	3.70%
Alphabet, Inc., Class C	3.69%
JPMorgan Chase & Co.	3.54%
Elevance Health, Inc.	3.35%
Mastercard, Inc., Class A	3.30%
Roche Holding AG, ADR	3.17%
Amgen, Inc.	2.77%
Comcast Corp., Class A	2.47%
Gilead Sciences, Inc.	2.44%
Total	32.25%

[1]	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
[2]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23-6/30/23	Expense Ratio During Period 1/1/23-6/30/23
Based on Actual Return	$1,000.00	$1,031.40	$4.84	0.96%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,020.03	$4.81	0.96%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN GROWTH & INCOME VIP FUND

June 30, 2023 (unaudited)	Shares	Value
Common Stocks – 96.7%

Aerospace & Defense – 4.1%

Curtiss-Wright Corp.	6,379	$1,171,567

Raytheon Technologies Corp.	25,506	2,498,568

Textron, Inc.	33,623	2,273,923

		5,944,058
Air Freight & Logistics – 0.8%

Expeditors International of Washington, Inc.	8,955	1,084,719

		1,084,719
Automobile Components – 1.5%

BorgWarner, Inc.	44,597	2,181,239

		2,181,239
Banks – 6.6%

Bank OZK	26,635	1,069,662

JPMorgan Chase & Co.	34,898	5,075,565

Wells Fargo & Co.	76,480	3,264,166

		9,409,393
Biotechnology – 7.6%

Amgen, Inc.	17,908	3,975,934

Gilead Sciences, Inc.	45,330	3,493,583

Regeneron Pharmaceuticals, Inc.(1)	4,818	3,461,926

		10,931,443
Building Products – 1.2%

Builders FirstSource, Inc.(1)	12,201	1,659,336

		1,659,336
Capital Markets – 1.9%

Goldman Sachs Group, Inc.	3,087	995,681

Houlihan Lokey, Inc.	12,091	1,188,666

Raymond James Financial, Inc.	4,684	486,059

		2,670,406
Chemicals – 0.5%

LyondellBasell Industries NV, Class A	7,819	718,019

		718,019
Communications Equipment – 2.4%

Cisco Systems, Inc.	66,008	3,415,254

		3,415,254
Construction & Engineering – 1.4%

EMCOR Group, Inc.	10,746	1,985,646

		1,985,646
Consumer Staples Distribution & Retail – 1.3%

BJ’s Wholesale Club Holdings, Inc.(1)	14,603	920,135

Kroger Co.	20,099	944,653

		1,864,788
Distributors – 1.3%

LKQ Corp.	32,312	1,882,820

		1,882,820
Electric Utilities – 0.5%

IDACORP, Inc.	7,592	778,939

		778,939

June 30, 2023 (unaudited)	Shares	Value
Electrical Equipment – 3.1%

Acuity Brands, Inc.	3,684	$600,787

Emerson Electric Co.	14,877	1,344,732

nVent Electric PLC	31,685	1,637,164

Sensata Technologies Holding PLC	19,737	887,967

		4,470,650
Electronic Equipment, Instruments & Components – 1.7%

IPG Photonics Corp.(1)	6,351	862,593

Keysight Technologies, Inc.(1)	9,716	1,626,944

		2,489,537
Energy Equipment & Services – 0.9%

Helmerich & Payne, Inc.	35,103	1,244,401

		1,244,401
Financial Services – 9.1%

Berkshire Hathaway, Inc., Class B(1)	15,564	5,307,324

Fiserv, Inc.(1)	4,688	591,391

FleetCor Technologies, Inc.(1)	3,038	762,781

Mastercard, Inc., Class A	12,045	4,737,299

PayPal Holdings, Inc.(1)	24,330	1,623,541

		13,022,336
Food Products – 0.8%

Kraft Heinz Co.	33,126	1,175,973

		1,175,973
Ground Transportation – 0.7%

Knight-Swift Transportation Holdings, Inc.	18,764	1,042,528

		1,042,528
Health Care Providers & Services – 7.0%

AmerisourceBergen Corp.	3,037	584,410

Cigna Group	9,467	2,656,440

Elevance Health, Inc.	10,830	4,811,661

Quest Diagnostics, Inc.	14,646	2,058,642

		10,111,153
Hotels, Restaurants & Leisure – 1.4%

Booking Holdings, Inc.(1)	192	518,463

Choice Hotels International, Inc.	12,424	1,460,069

		1,978,532
Household Durables – 0.8%

D.R. Horton, Inc.	9,804	1,193,049

		1,193,049
Insurance – 2.6%

American International Group, Inc.	27,388	1,575,906

Axis Capital Holdings Ltd.	24,756	1,332,615

MetLife, Inc.	15,594	881,529

		3,790,050
Interactive Media & Services – 3.7%

Alphabet, Inc., Class C(1)	43,816	5,300,422

		5,300,422
IT Services – 2.0%

Accenture PLC, Class A	6,587	2,032,617

Cognizant Technology Solutions Corp., Class A	11,955	780,422

		2,813,039

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN GROWTH & INCOME VIP FUND

June 30, 2023 (unaudited)	Shares	Value
Machinery – 3.5%

Dover Corp.	2,956	$436,453

Middleby Corp.(1)	6,255	924,677

PACCAR, Inc.	26,595	2,224,672

Westinghouse Air Brake Technologies Corp.	13,372	1,466,507

		5,052,309
Media – 2.5%

Comcast Corp., Class A	85,140	3,537,567

		3,537,567
Metals & Mining – 0.8%

BHP Group Ltd., ADR	19,916	1,188,388

		1,188,388
Oil, Gas & Consumable Fuels – 5.4%

Chevron Corp.	14,253	2,242,709

ConocoPhillips	18,798	1,947,661

EOG Resources, Inc.	14,127	1,616,694

Phillips 66	20,307	1,936,882

		7,743,946
Passenger Airlines – 0.9%

Alaska Air Group, Inc.(1)	24,075	1,280,308

		1,280,308
Pharmaceuticals – 3.2%

Roche Holding AG, ADR	118,925	4,542,935

		4,542,935
Professional Services – 3.4%

Leidos Holdings, Inc.	13,283	1,175,280

Maximus, Inc.	20,231	1,709,722

Robert Half International, Inc.	26,389	1,984,980

		4,869,982
Semiconductors & Semiconductor Equipment – 3.5%

NXP Semiconductors NV	6,947	1,421,912

QUALCOMM, Inc.	19,074	2,270,569

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	12,768	1,288,546

		4,981,027
Specialized REITs – 1.8%

Weyerhaeuser Co.	75,684	2,536,171

		2,536,171

June 30, 2023 (unaudited)	Shares	Value
Specialty Retail – 2.1%

Lowe’s Cos., Inc.	9,949	$2,245,489

Ulta Beauty, Inc.(1)	1,758	827,306

		3,072,795
Tobacco – 3.8%

Philip Morris International, Inc.	56,148	5,481,168

		5,481,168
Trading Companies & Distributors – 0.9%

Ferguson PLC	2,907	457,300

MSC Industrial Direct Co., Inc., Class A	8,457	805,783

		1,263,083

Total Common Stocks (Cost $112,502,196)		138,707,409

	Principal Amount	Value
Repurchase Agreements – 3.5%

Fixed Income Clearing Corp., 1.52%, dated 6/30/2023, proceeds at maturity value of $4,981,090, due 7/3/2023(2)	$4,980,459	4,980,459

Total Repurchase Agreements (Cost $4,980,459)		4,980,459

Total Investments – 100.2% (Cost $117,482,655)		143,687,868

Liabilities in excess of other assets – (0.2)%		(239,934)

Total Net Assets – 100.0%		$143,447,934

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.625%	3/15/2026	$5,006,100	$5,080,069

Legend:

ADR — American Depositary Receipt

REITs — Real Estate Investment Trusts

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$138,707,409	$—	$—	$138,707,409
Repurchase Agreements	—	4,980,459	—	4,980,459
Total	$138,707,409	$4,980,459	$—	$143,687,868

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN GROWTH & INCOME VIP FUND

Statement of Assets and Liabilities As of June 30, 2023 (unaudited)
Assets

Investments, at value	$143,687,868

Receivable for investments sold	146,161

Dividends/interest receivable	110,913

Foreign tax reclaims receivable	110,902

Reimbursement receivable from adviser	6,406

Prepaid expenses	1,739

Total Assets	144,063,989

Liabilities

Payable for investments purchased	437,464

Investment advisory fees payable	73,935

Distribution fees payable	29,094

Payable for fund shares redeemed	28,870

Accrued audit fees	13,978

Accrued custodian and accounting fees	6,682

Accrued trustees’ and officers’ fees	2,850

Accrued expenses and other liabilities	23,182

Total Liabilities	616,055

Total Net Assets	$143,447,934

Net Assets Consist of:

Paid-in capital	$60,385,605

Distributable earnings	83,062,329

Total Net Assets	$143,447,934

Investments, at Cost	$117,482,655

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	7,654,146

Net Asset Value Per Share	$18.74

Statement of Operations For the Six Months Ended June 30, 2023 (unaudited)
Investment Income

Dividends	$1,570,656

Interest	42,172

Withholding taxes on foreign dividends	(23,948)

Total Investment Income	1,588,880

Expenses

Investment advisory fees	447,841

Distribution fees	176,269

Professional fees	27,255

Trustees’ and officers’ fees	18,039

Custodian and accounting fees	15,048

Administrative fees	14,279

Transfer agent fees	7,274

Shareholder reports	4,778

Other expenses	4,053

Total Expenses	714,836

Less: Fees waived	(37,962)

Total Expenses, Net	676,874

Net Investment Income/(Loss)	912,006

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments

Net realized gain/(loss) from investments	2,625,285

Net change in unrealized appreciation/(depreciation) on investments	864,312

Net Gain on Investments	3,489,597

Net Increase in Net Assets Resulting From Operations	$4,401,603

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN GROWTH & INCOME VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/23	For the Year Ended 12/31/22

Operations

Net investment income/(loss)	$912,006	$2,000,754

Net realized gain/(loss) from investments	2,625,285	14,486,941

Net change in unrealized appreciation/(depreciation) on investments	864,312	(26,639,030)

Net Increase/(Decrease) in Net Assets Resulting from Operations	4,401,603	(10,151,335)

Capital Share Transactions

Proceeds from sales of shares	7,430,666	4,514,934

Cost of shares redeemed	(11,423,815)	(44,921,721)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(3,993,149)	(40,406,787)

Net Increase/(Decrease) in Net Assets	408,454	(50,558,122)

Net Assets

Beginning of period	143,039,480	193,597,602

End of period	$143,447,934	$143,039,480

Other Information:

Shares

Sold	404,704	252,969

Redeemed	(621,629)	(2,479,604)

Net Decrease	(216,925)	(2,226,635)

6	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

7

FINANCIAL INFORMATION — GUARDIAN GROWTH & INCOME VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/23	$18.17	$0.12	$0.45	$0.57	$18.74	3.14%	(4)

Year Ended 12/31/22	19.17	0.23	(1.23)	(1.00)	18.17	(5.22)%

Year Ended 12/31/21	14.95	0.14	4.08	4.22	19.17	28.23%

Year Ended 12/31/20	14.64	0.15	0.16	0.31	14.95	2.12%

Year Ended 12/31/19	11.81	0.14	2.69	2.83	14.64	23.96%

Year Ended 12/31/18	12.85	0.12	(1.16)	(1.04)	11.81	(8.09)%

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN GROWTH & INCOME VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$143,448	0.96%	(4)	1.01%	(4)	1.29%	(4)	1.24%	(4)	23%	(4)

143,039	0.96%		0.99%		1.25%		1.22%		39%

193,598	0.97%		0.98%		0.82%		0.81%		26%

198,155	1.01%		1.03%		1.17%		1.15%		36%

187,172	1.01%		1.04%		1.01%		0.98%		36%

164,861	1.01%		1.08%		0.94%		0.87%		58%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers, expense limitations, and recoupments, if any.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

June 30, 2023 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Growth & Income VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term growth of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2023, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2023 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2023, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2023, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/

discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.65% up to $100 million, 0.60% from $100 to $300 million, 0.55% from $300 to $500 million, and 0.53% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2024 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.96% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2023, Park Avenue waived fees and/or paid Fund expenses in the amount of $37,962.

Park Avenue has entered into a Sub-Advisory Agreement with AllianceBernstein L.P. (“AllianceBernstein”). AllianceBernstein is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2023, the Fund paid distribution fees in the amount of $176,269 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $31,431,026 and $33,065,857, respectively, for the six months ended June 30, 2023. During the six months ended June 30, 2023, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include,

but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 5, 2024. The Fund did not utilize the credit facility during the six months ended June 30, 2023.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has adversely impacted both local and global economies, including those in which the Fund may invest. These impacts include materially reduced consumer demand and economic output, disrupted supply chains, market closures, travel restrictions and quarantines, and strained healthcare systems. The Fund’s operations may be interrupted as a result, which may have a negative impact on the Fund’s investment performance.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) Previously approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and otherwise support carrying out the Administrator’s liquidity risk management responsibilities under the Program.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually, taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified, no less than monthly, into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value.

The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets that must be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 29-30, 2023, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented and the investment strategies for each Fund continue to be appropriate since its inception. In addition, the Report summarized the operation of the Program and the information and factors considered by the Administrator in its assessment of the Program’s implementation, such as the liquidity risk assessment framework and liquidity classification methodologies.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 29-30, 2023 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-Advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the

“Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-Advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Small Cap Core VIP Fund; (ii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund; (iii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iv) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (v) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (vi) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vii) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (viii) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (ix) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (xi) FIAM LLC with respect to Guardian Select Mid Cap Core VIP Fund; and (xii) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting, (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-Adviser) with respect to Guardian International Equity VIP Fund for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Agreements. The Trustees received written responses from the Manager and each Sub-Adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-Advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-Adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-Advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-Advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-Adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-Advisers to the COVID-19 pandemic, including the continuation of remote work arrangements and return-to-office plans. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-Advisers with respect to the services that the Sub-Advisers would provide under the Sub-Advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-Advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-Advisers. The Trustees

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SUPPLEMENTAL INFORMATION (UNAUDITED)

also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-Advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-Advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-Advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-Adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-Advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-Adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-Advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-Advisers, but noted that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-Advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-Advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-Advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-Advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the

Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-Advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 4th quintile for its performance universe for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 5-year periods and in the 4th quintile for 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

19

SUPPLEMENTAL INFORMATION (UNAUDITED)

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board note that the Fund’s performance was lower than the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and that the actual total expenses were in the 4th quintile.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was lower than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the

20

SUPPLEMENTAL INFORMATION (UNAUDITED)

1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 2nd quintile of its performance universe for the 3-year period and in the 3rd quintile of its performance universe for the 5-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was higher than the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that the actual total expenses were in the 3rd quintile.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in

the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 4th quintile of its performance universe for the 3-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile of its performance universe for the 5-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in

21

SUPPLEMENTAL INFORMATION (UNAUDITED)

the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile and the actual total expenses were in the 3rd quintile.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and the actual management fee and the actual total expenses were in the 1st quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile and the actual management fee was in the 2nd quintile.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and actual total expenses were in the 3rd quintile of the expense group and the actual management fee was in the 1st quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

22

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

23

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8169

Guardian Variable

Products Trust

2023

Semiannual Report

All Data as of June 30, 2023

Guardian All Cap Core VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian All Cap Core VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2023. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN ALL CAP CORE VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $171,356,567

Sector Allocation[1] As of June 30, 2023

Top Ten Holdings[2] As of June 30, 2023

Holding	% of Total Net Assets
Apple, Inc.	7.29%
Microsoft Corp.	7.09%
Alphabet, Inc., Class A	4.06%
Amazon.com, Inc.	3.31%
Exxon Mobil Corp.	1.96%
Visa, Inc., Class A	1.74%
JPMorgan Chase & Co.	1.55%
Broadcom, Inc.	1.42%
Johnson & Johnson	1.30%
Eli Lilly and Co.	1.24%
Total	30.96%

[1]	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
[2]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23	Expense Ratio During Period 1/1/23 - 6/30/23
Based on Actual Return	$1,000.00	$1,140.70	$4.14	0.78%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,020.93	$3.91	0.78%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN ALL CAP CORE VIP FUND

June 30, 2023 (unaudited)	Shares	Value
Common Stocks – 99.6%

Aerospace & Defense – 1.3%

Boeing Co.(1)	3,652	$771,156

General Dynamics Corp.	2,346	504,742

Howmet Aerospace, Inc.	8,089	400,891

Raytheon Technologies Corp.	6,103	597,850

		2,274,639
Automobile Components – 0.3%

Aptiv PLC(1)	4,646	474,310

		474,310
Banks – 3.1%

First Interstate BancSystem, Inc., Class A	7,231	172,387

JPMorgan Chase & Co.	18,310	2,663,007

M&T Bank Corp.	4,512	558,405

PNC Financial Services Group, Inc.	4,958	624,460

Regions Financial Corp.	26,465	471,606

United Community Banks, Inc.	6,788	169,632

Wells Fargo & Co.	15,789	673,875

		5,333,372
Beverages – 1.6%

Coca-Cola Co.	4,565	274,904

Coca-Cola Europacific Partners PLC	6,150	396,245

Constellation Brands, Inc., Class A	1,539	378,794

PepsiCo, Inc.	8,983	1,663,831

		2,713,774
Biotechnology – 1.0%

Vertex Pharmaceuticals, Inc.(1)	5,006	1,761,661

		1,761,661
Broadline Retail – 3.3%

Amazon.com, Inc.(1)	43,437	5,662,447

		5,662,447
Building Products – 1.0%

AZEK Co., Inc.(1)	11,203	339,339

Johnson Controls International PLC	12,467	849,501

Masco Corp.	8,036	461,106

		1,649,946
Capital Markets – 3.1%

Cboe Global Markets, Inc.	1,167	161,058

Charles Schwab Corp.	10,843	614,581

CME Group, Inc.	3,273	606,454

Invesco Ltd.	36,607	615,364

KKR & Co., Inc.	12,016	672,896

Moody’s Corp.	2,141	744,468

Morgan Stanley	11,712	1,000,205

Morningstar, Inc.	1,295	253,911

Northern Trust Corp.	3,530	261,714

Raymond James Financial, Inc.	3,279	340,262

		5,270,913
Chemicals – 2.6%

Air Products and Chemicals, Inc.	2,162	647,584

Chemours Co.	11,369	419,402

June 30, 2023 (unaudited)	Shares	Value
Chemicals (continued)

Corteva, Inc.	4,809	$275,556

DuPont de Nemours, Inc.	7,893	563,876

Eastman Chemical Co.	5,023	420,525

Element Solutions, Inc.	9,363	179,770

International Flavors & Fragrances, Inc.	3,083	245,376

Linde PLC	2,026	772,068

Sherwin-Williams Co.	2,196	583,082

Tronox Holdings PLC	21,702	275,832

		4,383,071
Commercial Services & Supplies – 0.6%

GFL Environmental, Inc.	26,155	1,014,814

		1,014,814
Communications Equipment – 0.3%

Motorola Solutions, Inc.	1,797	527,024

		527,024
Construction & Engineering – 0.2%

API Group Corp.(1)	15,031	409,745

		409,745
Construction Materials – 0.4%

Summit Materials, Inc., Class A(1)	10,062	380,847

Vulcan Materials Co.	1,636	368,820

		749,667
Consumer Finance – 0.6%

American Express Co.	3,793	660,741

SLM Corp.	21,435	349,819

		1,010,560
Consumer Staples Distribution & Retail – 1.2%

Dollar General Corp.	4,062	689,646

Dollar Tree, Inc.(1)	4,104	588,924

Target Corp.	6,503	857,746

		2,136,316
Containers & Packaging – 0.2%

Crown Holdings, Inc.	3,401	295,445

		295,445
Distributors – 0.3%

LKQ Corp.	7,647	445,591

		445,591
Diversified Consumer Services – 0.4%

Bright Horizons Family Solutions, Inc.(1)	4,521	417,967

Grand Canyon Education, Inc.(1)	2,010	207,452

		625,419
Diversified REITs – 0.4%

Broadstone Net Lease, Inc.	21,339	329,474

Empire State Realty Trust, Inc., Class A	39,277	294,185

		623,659
Electric Utilities – 2.1%

Constellation Energy Corp.	2,787	255,150

Duke Energy Corp.	4,727	424,201

Evergy, Inc.	2,506	146,400

Exelon Corp.	8,364	340,749

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN ALL CAP CORE VIP FUND

June 30, 2023 (unaudited)	Shares	Value
Electric Utilities (continued)

FirstEnergy Corp.	4,091	$159,058

NextEra Energy, Inc.	12,005	890,771

PG&E Corp.(1)	45,510	786,413

PPL Corp.	6,169	163,232

Xcel Energy, Inc.	8,116	504,572

		3,670,546
Electrical Equipment – 1.9%

AMETEK, Inc.	5,575	902,481

Eaton Corp. PLC	6,393	1,285,632

nVent Electric PLC	5,695	294,261

Regal Rexnord Corp.	2,413	371,361

Sensata Technologies Holding PLC	8,801	395,957

		3,249,692
Electronic Equipment, Instruments & Components – 0.6%

Amphenol Corp., Class A	5,272	447,856

TE Connectivity Ltd.	1,047	146,748

Zebra Technologies Corp., Class A(1)	1,274	376,887

		971,491
Energy Equipment & Services – 0.4%

Schlumberger NV	9,292	456,423

TechnipFMC PLC(1)	17,298	287,493

		743,916
Entertainment – 1.5%

Electronic Arts, Inc.	5,753	746,164

Spotify Technology SA(1)	727	116,720

Take-Two Interactive Software, Inc.(1)	2,392	352,006

Vivid Seats, Inc., Class A(1)	19,375	153,450

Walt Disney Co.(1)	9,710	866,909

Warner Bros Discovery, Inc.(1)	23,672	296,847

		2,532,096
Financial Services – 2.7%

Block, Inc.(1)	5,237	348,627

Fidelity National Information Services, Inc.	3,277	179,252

Fiserv, Inc.(1)	3,388	427,396

Flywire Corp.(1)	6,177	191,734

Visa, Inc., Class A	12,561	2,982,986

Voya Financial, Inc.	6,252	448,331

		4,578,326
Food Products – 1.2%

Archer-Daniels-Midland Co.	5,728	432,808

J.M. Smucker Co.	1,876	277,029

Mondelez International, Inc., Class A	16,099	1,174,261

Oatly Group AB, ADR(1)	65,530	134,336

		2,018,434
Gas Utilities – 0.5%

Southwest Gas Holdings, Inc.	13,340	849,091

		849,091
Ground Transportation – 1.4%

Canadian Pacific Kansas City Ltd.	12,115	978,529

June 30, 2023 (unaudited)	Shares	Value
Ground Transportation (continued)

Saia, Inc.(1)	1,486	$508,821

Union Pacific Corp.	4,575	936,136

		2,423,486
Health Care Equipment & Supplies – 4.3%

Becton Dickinson and Co.	6,181	1,631,846

Boston Scientific Corp.(1)	32,911	1,780,156

Envista Holdings Corp.(1)	8,438	285,542

Medtronic PLC	20,953	1,845,959

QuidelOrtho Corp.(1)	5,703	472,550

Shockwave Medical, Inc.(1)	475	135,570

STERIS PLC	5,342	1,201,843

		7,353,466
Health Care Providers & Services – 2.2%

Cigna Group	7,236	2,030,422

Encompass Health Corp.	8,021	543,102

McKesson Corp.	2,949	1,260,137

		3,833,661
Health Care Technology – 0.1%

Veeva Systems, Inc., Class A(1)	1,289	254,874

		254,874
Hotels, Restaurants & Leisure – 2.2%

Booking Holdings, Inc.(1)	239	645,379

International Game Technology PLC	11,742	374,452

Las Vegas Sands Corp.(1)	2,308	133,864

Marriott International, Inc., Class A	2,902	533,068

Starbucks Corp.	15,493	1,534,737

Wendy’s Co.	29,038	631,577

		3,853,077
Household Products – 1.1%

Colgate-Palmolive Co.	8,641	665,703

Kimberly-Clark Corp.	2,977	411,004

Procter & Gamble Co.	5,203	789,503

		1,866,210
Industrial Conglomerates – 0.6%

Honeywell International, Inc.	5,311	1,102,032

		1,102,032
Industrial REITs – 0.1%

Prologis, Inc.	1,468	180,021

		180,021
Insurance – 3.3%

Aon PLC, Class A	4,990	1,722,548

Arthur J Gallagher & Co.	4,679	1,027,368

Assurant, Inc.	1,904	239,371

Chubb Ltd.	4,986	960,104

Hartford Financial Services Group, Inc.	6,760	486,855

MetLife, Inc.	6,952	392,997

Reinsurance Group of America, Inc.	2,119	293,884

Willis Towers Watson PLC	2,535	596,992

		5,720,119

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN ALL CAP CORE VIP FUND

June 30, 2023 (unaudited)	Shares	Value
Interactive Media & Services – 4.1%

Alphabet, Inc., Class A(1)	58,132	$6,958,400

		6,958,400
IT Services – 1.1%

Accenture PLC, Class A	4,803	1,482,110

Gartner, Inc.(1)	952	333,495

Thoughtworks Holding, Inc.(1)	18,111	136,738

		1,952,343
Leisure Products – 0.1%

Funko, Inc., Class A(1)	18,728	202,637

		202,637
Life Sciences Tools & Services – 1.3%

Adaptive Biotechnologies Corp.(1)	9,910	66,496

Agilent Technologies, Inc.	3,932	472,823

ICON PLC(1)	4,209	1,053,092

Maravai LifeSciences Holdings, Inc., Class A(1)	45,184	561,637

		2,154,048
Machinery – 1.3%

Dover Corp.	3,106	458,601

Flowserve Corp.	4,615	171,447

Ingersoll Rand, Inc.	6,582	430,200

PACCAR, Inc.	5,542	463,588

Westinghouse Air Brake Technologies Corp.	6,035	661,858

		2,185,694
Media – 1.2%

Altice USA, Inc., Class A(1)	46,714	141,076

Cable One, Inc.	1,255	824,636

Liberty Broadband Corp., Class C(1)	9,549	764,970

Omnicom Group, Inc.	3,587	341,303

		2,071,985
Multi-Utilities – 0.1%

Dominion Energy, Inc.	3,069	158,944

		158,944
Oil, Gas & Consumable Fuels – 3.8%

Cheniere Energy, Inc.	2,411	367,340

ConocoPhillips	9,551	989,579

Diamondback Energy, Inc.	5,033	661,135

Exxon Mobil Corp.	31,341	3,361,322

Hess Corp.	3,491	474,602

Phillips 66	3,472	331,159

Valero Energy Corp.	2,729	320,112

		6,505,249
Personal Care Products – 0.2%

Kenvue, Inc.(1)	14,737	389,352

		389,352
Pharmaceuticals – 5.6%

Eli Lilly and Co.	4,544	2,131,045

Johnson & Johnson	13,400	2,217,968

Merck & Co., Inc.	16,742	1,931,860

June 30, 2023 (unaudited)	Shares	Value
Pharmaceuticals (continued)

Organon & Co.	18,735	$389,875

Pfizer, Inc.	39,076	1,433,308

Zoetis, Inc.	8,239	1,418,838

		9,522,894
Professional Services – 2.0%

Dun & Bradstreet Holdings, Inc.	104,334	1,207,144

Jacobs Solutions, Inc.	4,502	535,243

Leidos Holdings, Inc.	7,874	696,692

TriNet Group, Inc.(1)	3,191	303,049

WNS Holdings Ltd., ADR ()(1)	8,169	602,219

		3,344,347
Real Estate Management & Development – 0.1%

Jones Lang LaSalle, Inc.(1)	1,336	208,149

		208,149
Residential REITs – 0.4%

AvalonBay Communities, Inc.	2,124	402,009

Sun Communities, Inc.	2,745	358,113

		760,122
Retail REITs – 0.2%

Spirit Realty Capital, Inc.	10,442	411,206

		411,206
Semiconductors & Semiconductor Equipment – 6.2%

Advanced Micro Devices, Inc.(1)	7,107	809,558

Analog Devices, Inc.	5,806	1,131,067

Applied Materials, Inc.	9,572	1,383,537

Broadcom, Inc.	2,811	2,438,346

Enphase Energy, Inc.(1)	1,446	242,176

Lam Research Corp.	1,878	1,207,291

Marvell Technology, Inc.	18,564	1,109,756

Monolithic Power Systems, Inc.	952	514,299

NVIDIA Corp.	1,850	782,587

NXP Semiconductors NV	4,526	926,382

		10,544,999
Software – 11.7%

Adobe, Inc.(1)	2,705	1,322,718

Autodesk, Inc.(1)	2,887	590,709

Black Knight, Inc.(1)	6,029	360,112

Cadence Design Systems, Inc.(1)	5,360	1,257,027

Check Point Software Technologies Ltd.(1)	1,831	230,010

Five9, Inc.(1)	2,244	185,018

Microsoft Corp.	35,660	12,143,656

Nice Ltd., ADR(1)	2,549	526,368

Rapid7, Inc.(1)	4,699	212,771

Salesforce, Inc.(1)	6,356	1,342,769

ServiceNow, Inc.(1)	2,643	1,485,287

Tyler Technologies, Inc.(1)	1,051	437,710

		20,094,155
Specialized REITs – 1.5%

Equinix, Inc.	775	607,554

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN ALL CAP CORE VIP FUND

June 30, 2023 (unaudited)	Shares	Value
Specialized REITs (continued)

Extra Space Storage, Inc.	2,625	$390,731

Rayonier, Inc.	28,790	904,006

SBA Communications Corp.	2,695	624,593

		2,526,884
Specialty Retail – 1.8%

Home Depot, Inc.	6,494	2,017,296

Ross Stores, Inc.	9,773	1,095,847

		3,113,143
Technology Hardware, Storage & Peripherals – 7.3%

Apple, Inc.	64,367	12,485,267

		12,485,267
Textiles, Apparel & Luxury Goods – 0.6%

Deckers Outdoor Corp.(1)	1,174	619,473

VF Corp.	19,423	370,785

		990,258
Tobacco – 0.5%

Philip Morris International, Inc.	8,429	822,839

		822,839
Wireless Telecommunication Services – 0.4%

T-Mobile US, Inc.(1)	5,029	698,528

		698,528

Total Common Stocks (Cost $156,325,269)		170,664,354

June 30, 2023 (unaudited)	Principal Amount	Value
Repurchase Agreements – 0.4%

Fixed Income Clearing Corp., 1.52%, dated 6/30/2023, proceeds at maturity value of $754,966, due 7/3/2023(2)	$754,871	754,871

Total Repurchase Agreements (Cost $754,871)		754,871

Total Investments – 100.0% (Cost $157,080,140)		171,419,225

Liabilities in excess of other assets – (0.0)%		(62,658)

Total Net Assets – 100.0%		$171,356,567

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.625%	3/15/2026	$758,800	$770,012

Legend:

ADR — American Depositary Receipt

REITs — Real Estate Investment Trusts

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN ALL CAP CORE VIP FUND

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$170,664,354	$—	$—	$170,664,354
Repurchase Agreements	—	754,871	—	754,871
Total	$170,664,354	$754,871	$—	$171,419,225

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — GUARDIAN ALL CAP CORE VIP FUND

Statement of Assets and Liabilities As of June 30, 2023 (unaudited)
Assets

Investments, at value	$171,419,225

Dividends/interest receivable	137,621

Reimbursement receivable from adviser	5,911

Receivable for fund shares subscribed	435

Prepaid expenses	1,881

Total Assets	171,565,073

Liabilities

Investment advisory fees payable	60,623

Payable for fund shares redeemed	49,193

Distribution fees payable	34,445

Accrued custodian and accounting fees	22,300

Accrued audit fees	13,978

Accrued administrative fees	12,873

Accrued trustees’ and officers’ fees	2,845

Accrued expenses and other liabilities	12,249

Total Liabilities	208,506

Total Net Assets	$171,356,567

Net Assets Consist of:

Paid-in capital	$161,558,703

Distributable earnings	9,797,864

Total Net Assets	$171,356,567

Investments, at Cost	$157,080,140

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	17,765,524

Net Asset Value Per Share	$9.65

Statement of Operations For the Six Months Ended June 30, 2023 (unaudited)
Investment Income

Dividends	$1,214,931

Interest	8,718

Withholding taxes on foreign dividends	(2,020)

Total Investment Income	1,221,629

Expenses

Investment advisory fees	358,285

Distribution fees	203,571

Professional fees	28,687

Custodian and accounting fees	28,209

Trustees’ and officers’ fees	19,984

Administrative fees	15,007

Transfer agent fees	8,943

Shareholder reports	4,791

Other expenses	4,456

Total Expenses	671,933

Less: Fees waived	(36,791)

Total Expenses, Net	635,142

Net Investment Income/(Loss)	586,487

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	(1,662,221)

Net realized gain/(loss) from foreign currency transactions	50

Net change in unrealized appreciation/(depreciation) on investments	22,638,450

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(1)

Net Gain on Investments and Foreign Currency Transactions	20,976,278

Net Increase in Net Assets Resulting From Operations	$21,562,765

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN ALL CAP CORE VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/23	For the Year Ended 12/31/22

Operations

Net investment income/(loss)	$586,487	$936,998

Net realized gain/(loss) from investments and foreign currency transactions	(1,662,171)	(4,450,088)

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	22,638,449	(9,057,093)

Net Increase/(Decrease) in Net Assets Resulting from Operations	21,562,765	(12,570,183)

Capital Share Transactions

Proceeds from sales of shares	765,638	152,852,067

Cost of shares redeemed	(10,156,989)	(12,466,797)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(9,391,351)	140,385,270

Net Increase in Net Assets	12,171,414	127,815,087

Net Assets

Beginning of period	159,185,153	31,370,066

End of period	$171,356,567	$159,185,153

Other Information:

Shares

Sold	83,558	17,198,613

Redeemed	(1,129,673)	(1,444,390)

Net Increase/(Decrease)	(1,046,115)	15,754,223

The accompanying notes are an integral part of these financial statements.	9

FINANCIAL INFORMATION — GUARDIAN ALL CAP CORE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/23	$8.46	$0.03	$1.16	$1.19	$9.65	14.07%	(4)

Year Ended 12/31/22	10.26	0.07	(1.87)	(1.80)	8.46	(17.54)%

Period Ended 12/31/21(5)	10.00	0.01	0.25	0.26	10.26	2.60%	(4)

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN ALL CAP CORE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$171,357	0.78%	(4)	0.83%	(4)	0.72%	(4)	0.67%	(4)	16%	(4)

159,185	0.78%		0.85%		0.78%		0.71%		37%

31,370	0.38%	(4)	1.14%	(4)	1.06%	(4)	0.30%	(4)	7%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2021, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on October 25, 2021.

The accompanying notes are an integral part of these financial statements.	11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN ALL CAP CORE VIP FUND

June 30, 2023 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian All Cap Core VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 25, 2021. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN ALL CAP CORE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2023, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2023 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2023, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2023, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN ALL CAP CORE VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.44% of the first $500 million, and 0.40% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2024 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.78% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2023, Park Avenue waived fees and/or paid Fund expenses in the amount of $36,791.

Park Avenue has entered into a Sub-Advisory Agreement with Massachusetts Financial Services Company (“MFS”). MFS is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN ALL CAP CORE VIP FUND

the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2023, the Fund paid distribution fees in the amount of $203,571 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $25,413,521 and $33,494,348, respectively, for the six months ended June 30, 2023. During the six months ended June 30, 2023, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN ALL CAP CORE VIP FUND

fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 5, 2024. The Fund did not utilize the credit facility during the six months ended June 30, 2023.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has adversely impacted both local and global economies, including those in which the Fund may invest. These impacts include materially reduced consumer demand and economic output, disrupted supply chains, market closures, travel restrictions and quarantines, and strained healthcare systems. The Fund’s operations may be interrupted as a result, which may have a negative impact on the Fund’s investment performance.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) Previously approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and otherwise support carrying out the Administrator’s liquidity risk management responsibilities under the Program.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually, taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified, no less than monthly, into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value.

The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets that must be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 29-30, 2023, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented and the investment strategies for each Fund continue to be appropriate since its inception. In addition, the Report summarized the operation of the Program and the information and factors considered by the Administrator in its assessment of the Program’s implementation, such as the liquidity risk assessment framework and liquidity classification methodologies.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 29-30, 2023 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-Advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-Advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Small Cap Core VIP Fund; (ii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund; (iii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iv) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (v) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (vi) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vii) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (viii) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (ix) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (xi) FIAM LLC with respect to Guardian Select Mid Cap Core VIP Fund; and (xii) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting, (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-Adviser) with respect to Guardian International Equity VIP Fund for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses

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SUPPLEMENTAL INFORMATION (UNAUDITED)

from the Manager and each Sub-Adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-Advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-Adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-Advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-Advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-Adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-Advisers to the COVID-19 pandemic, including the continuation of remote work arrangements and return-to-office plans. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-Advisers with respect to the services that the Sub-Advisers would provide under the Sub-Advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-Advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-Advisers. The Trustees also considered, among other things, the terms of the

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Sub-advisory Agreements and the range of investment advisory services provided by the Sub-Advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-Advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-Advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-Adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-Advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-Adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-Advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-Advisers, but noted that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-Advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-Advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-Advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-Advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The

Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-Advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 4th quintile for its performance universe for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 5-year periods and in the 4th quintile for 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board note that the Fund’s performance was lower than the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and that the actual total expenses were in the 4th quintile.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was lower than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also

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SUPPLEMENTAL INFORMATION (UNAUDITED)

noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 2nd quintile of its performance universe for the 3-year period and in the 3rd quintile of its performance universe for the 5-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was higher than the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that the actual total expenses were in the 3rd quintile.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 4th quintile of its performance universe for the 3-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile of its performance universe for the 5-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the

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1-year and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile and the actual total expenses were in the 3rd quintile.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and the actual management fee and the actual total expenses were in the 1st quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile and the actual management fee was in the 2nd quintile.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and actual total expenses were in the 3rd quintile of the expense group and the actual management fee was in the 1st quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

24

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

25

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB11407

Guardian Variable

Products Trust

2023

Semiannual Report

All Data as of June 30, 2023

Guardian Balanced Allocation VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Balanced Allocation VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2023. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN BALANCED ALLOCATION VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $222,394,252

Portfolio Composition[1] As of June 30, 2023

1

GUARDIAN BALANCED ALLOCATION VIP FUND

Sector Allocation[1] As of June 30, 2023

Equity Sector[2,3]

Bond Sector[3]

2

GUARDIAN BALANCED ALLOCATION VIP FUND

Top Ten Holdings[1] As of June 30, 2023

Holding	% of Total Net Assets
Microsoft Corp.	5.01%
Alphabet, Inc., Class A	3.49%
Amazon.com, Inc.	3.43%
Meta Platforms, Inc., Class A	2.42%
Apple, Inc.	2.10%
JPMorgan Chase & Co.	1.11%
Eli Lilly & Co.	1.09%
TJX Cos., Inc.	1.00%
U.S. Treasury Note, 3.625% due 5/15/2026	1.00%
Performance Food Group Co.	1.00%
Total	21.65%

[1]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Cash includes short-term investments and net other assets and liabilities.
[2]	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
[3]	A sector may comprise several industries.

3

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23-6/30/23	Expense Ratio During Period 1/1/23-6/30/23
Based on Actual Return	$1,000.00	$1,102.50	$4.54	0.87%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,020.48	$4.36	0.87%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

June 30, 2023 (unaudited)	Shares	Value
Common Stocks – 65.7%

Aerospace & Defense – 1.4%

Boeing Co.(1)	2,865	$604,973

General Dynamics Corp.	3,776	812,406

Lockheed Martin Corp.	1,641	755,484

Raytheon Technologies Corp.	10,163	995,568

		3,168,431
Air Freight & Logistics – 0.2%

CH Robinson Worldwide, Inc.	5,330	502,885

		502,885
Automobiles – 0.3%

Ford Motor Co.	11,887	179,850

Tesla, Inc.(1)	2,022	529,299

		709,149
Banks – 1.1%

JPMorgan Chase & Co.	16,957	2,466,226

		2,466,226
Beverages – 1.2%

Constellation Brands, Inc., Class A	4,016	988,458

Monster Beverage Corp.(1)	29,415	1,689,598

		2,678,056
Biotechnology – 1.1%

Alnylam Pharmaceuticals, Inc.(1)	502	95,350

Apellis Pharmaceuticals, Inc.(1)	452	41,177

Ascendis Pharma A/S, ADR(1)	867	77,380

Biogen, Inc.(1)	934	266,050

Celldex Therapeutics, Inc.(1)	1,476	50,081

Cytokinetics, Inc.(1)	3,895	127,055

Genmab A/S, ADR(1)	2,377	90,350

Gilead Sciences, Inc.	2,008	154,756

Immunocore Holdings PLC, ADR(1)	900	53,964

ImmunoGen, Inc.(1)	2,853	53,836

Karuna Therapeutics, Inc.(1)	657	142,470

Moderna, Inc.(1)	718	87,237

Prothena Corp. PLC(1)	596	40,695

PTC Therapeutics, Inc.(1)	1,011	41,117

Regeneron Pharmaceuticals, Inc.(1)	368	264,423

REVOLUTION Medicines, Inc.(1)	1,830	48,952

Roivant Sciences Ltd.(1)	4,400	44,352

Sage Therapeutics, Inc.(1)	2,831	133,114

Sarepta Therapeutics, Inc.(1)	502	57,489

Syndax Pharmaceuticals, Inc.(1)	1,562	32,693

United Therapeutics Corp.(1)	315	69,536

Vaxcyte, Inc.(1)	917	45,795

Vertex Pharmaceuticals, Inc.(1)	1,424	501,120

		2,518,992
Broadline Retail – 3.7%

Amazon.com, Inc.(1)	58,545	7,631,926

Etsy, Inc.(1)	7,492	633,898

		8,265,824

June 30, 2023 (unaudited)	Shares	Value
Building Products – 0.6%

AZEK Co., Inc.(1)	7,843	$237,565

Builders FirstSource, Inc.(1)	2,925	397,800

Fortune Brands Innovations, Inc.	3,212	231,103

Johnson Controls International PLC	3,609	245,917

Masterbrand, Inc.(1)	2,288	26,610

Trane Technologies PLC	400	76,504

Zurn Elkay Water Solutions Corp.	4,846	130,309

		1,345,808
Capital Markets – 2.1%

Ares Management Corp., Class A	19,195	1,849,438

Morgan Stanley	7,672	655,189

S&P Global, Inc.	3,807	1,526,188

Tradeweb Markets, Inc., Class A	9,755	668,023

		4,698,838
Chemicals – 1.8%

Cabot Corp.	8,517	569,702

Celanese Corp.	3,481	403,100

FMC Corp.	5,854	610,806

Ingevity Corp.(1)	3,794	220,659

Linde PLC	3,309	1,260,994

Livent Corp.(1)	7,140	195,850

PPG Industries, Inc.	4,816	714,213

		3,975,324
Commercial Services & Supplies – 0.4%

Aurora Innovation, Inc.(1)	31,031	91,231

Clean Harbors, Inc.(1)	2,386	392,330

Waste Connections, Inc.	3,349	478,673

		962,234
Construction & Engineering – 0.3%

Fluor Corp.(1)	13,557	401,287

MasTec, Inc.(1)	1,375	162,209

		563,496
Consumer Finance – 0.6%

American Express Co.	7,936	1,382,451

		1,382,451
Consumer Staples Distribution & Retail – 1.0%

Performance Food Group Co.(1)	36,809	2,217,374

		2,217,374
Containers & Packaging – 0.1%

Ball Corp.	3,347	194,829

		194,829
Electric Utilities – 1.8%

Edison International	9,595	666,373

Exelon Corp.	17,437	710,383

NextEra Energy, Inc.	9,890	733,838

PG&E Corp.(1)	59,075	1,020,816

Southern Co.	10,535	740,084

		3,871,494

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

June 30, 2023 (unaudited)	Shares	Value
Electrical Equipment – 0.2%

AMETEK, Inc.	1,963	$317,770

Emerson Electric Co.	2,005	181,232

		499,002
Energy Equipment & Services – 0.3%

Schlumberger NV	13,738	674,811

		674,811
Entertainment – 1.2%

Activision Blizzard, Inc.(1)	7,233	609,742

Spotify Technology SA(1)	4,507	723,599

Walt Disney Co.(1)	13,914	1,242,242

		2,575,583
Financial Services – 1.9%

Block, Inc.(1)	13,790	918,000

Equitable Holdings, Inc.	10,378	281,867

FleetCor Technologies, Inc.(1)	1,839	461,736

Global Payments, Inc.	6,159	606,785

PayPal Holdings, Inc.(1)	6,115	408,054

Visa, Inc., Class A	3,919	930,684

WEX, Inc.(1)	3,819	695,325

		4,302,451
Food Products – 0.9%

Hershey Co.	4,148	1,035,755

Lamb Weston Holdings, Inc.	7,806	897,300

		1,933,055
Gas Utilities – 0.3%

Atmos Energy Corp.	5,128	596,592

		596,592
Ground Transportation – 0.1%

Knight-Swift Transportation Holdings, Inc.	5,546	308,136

		308,136
Health Care Equipment & Supplies – 1.8%

Abbott Laboratories	7,988	870,852

Boston Scientific Corp.(1)	15,786	853,865

Dexcom, Inc.(1)	4,392	564,416

Edwards Lifesciences Corp.(1)	7,044	664,460

Insulet Corp.(1)	1,794	517,282

Stryker Corp.	1,859	567,162

		4,038,037
Health Care Providers & Services – 2.6%

agilon health, Inc.(1)	20,380	353,389

AmerisourceBergen Corp.	4,205	809,168

Centene Corp.(1)	12,571	847,914

Elevance Health, Inc.	1,640	728,635

HCA Healthcare, Inc.	2,625	796,635

Humana, Inc.	1,620	724,351

Molina Healthcare, Inc.(1)	2,391	720,265

UnitedHealth Group, Inc.	1,847	887,742

		5,868,099

June 30, 2023 (unaudited)	Shares	Value
Health Care REITs – 0.3%

Welltower, Inc.	8,055	$651,569

		651,569
Hotel & Resort REITs – 0.3%

Ryman Hospitality Properties, Inc.	6,761	628,232

		628,232
Hotels, Restaurants & Leisure – 1.3%

Airbnb, Inc., Class A(1)	10,424	1,335,940

Chipotle Mexican Grill, Inc.(1)	212	453,468

DraftKings, Inc., Class A(1)	8,536	226,801

Hyatt Hotels Corp., Class A	7,367	844,111

		2,860,320
Household Durables – 0.4%

D.R. Horton, Inc.	1,682	204,682

Lennar Corp., Class A	2,603	326,182

Skyline Champion Corp.(1)	4,548	297,667

		828,531
Industrial Conglomerates – 0.2%

Honeywell International, Inc.	2,343	486,172

		486,172
Industrial REITs – 0.2%

Rexford Industrial Realty, Inc.	9,778	510,607

		510,607
Insurance – 2.0%

Arch Capital Group Ltd.(1)	8,172	611,674

Assured Guaranty Ltd.	6,294	351,205

Chubb Ltd.	3,774	726,721

Everest Re Group Ltd.	761	260,156

Marsh & McLennan Cos., Inc.	6,353	1,194,872

MetLife, Inc.	7,810	441,499

Progressive Corp.	4,289	567,735

Trupanion, Inc.(1)	12,648	248,913

		4,402,775
Interactive Media & Services – 6.3%

Alphabet, Inc., Class A(1)	64,811	7,757,877

Bumble, Inc., Class A(1)	27,775	466,064

Cargurus, Inc.(1)	21,676	490,528

Meta Platforms, Inc., Class A(1)	18,765	5,385,180

		14,099,649
IT Services – 1.1%

GoDaddy, Inc., Class A(1)	12,059	905,993

Okta, Inc.(1)	1,179	81,764

Snowflake, Inc., Class A(1)	986	173,516

VeriSign, Inc.(1)	5,847	1,321,246

		2,482,519
Life Sciences Tools & Services – 1.4%

Agilent Technologies, Inc.	5,477	658,609

Danaher Corp.	5,271	1,265,040

ICON PLC(1)	2,834	709,067

Illumina, Inc.(1)	2,502	469,100

		3,101,816

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

June 30, 2023 (unaudited)	Shares	Value
Machinery – 0.9%

Caterpillar, Inc.	1,229	$302,395

Flowserve Corp.	9,019	335,056

Fortive Corp.	5,279	394,711

Ingersoll Rand, Inc.	2,964	193,727

Middleby Corp.(1)	2,360	348,879

Westinghouse Air Brake Technologies Corp.	3,928	430,784

		2,005,552
Media – 0.6%

New York Times Co., Class A	12,762	502,567

Omnicom Group, Inc.	7,984	759,678

		1,262,245
Oil, Gas & Consumable Fuels – 2.8%

BP PLC, ADR	51,665	1,823,258

ConocoPhillips	12,195	1,263,524

Diamondback Energy, Inc.	1,530	200,981

EOG Resources, Inc.	3,413	390,584

Marathon Petroleum Corp.	5,766	672,315

Shell PLC, ADR	28,935	1,747,095

		6,097,757
Passenger Airlines – 0.2%

Delta Air Lines, Inc.(1)	10,018	476,256

		476,256
Personal Care Products – 0.2%

Estee Lauder Cos., Inc., Class A	2,607	511,963

		511,963
Pharmaceuticals – 3.4%

Aclaris Therapeutics, Inc.(1)	3,138	32,541

AstraZeneca PLC, ADR	12,516	895,770

Elanco Animal Health, Inc.(1)	11,656	117,259

Eli Lilly and Co.	5,178	2,428,379

GSK PLC, ADR	8,231	293,353

Merck & Co., Inc.	15,137	1,746,658

Novartis AG, ADR	4,123	416,052

Pfizer, Inc.	33,713	1,236,593

Zoetis, Inc.	2,608	449,124

		7,615,729
Professional Services – 0.7%

Ceridian HCM Holding, Inc.(1)	9,407	629,987

CoStar Group, Inc.(1)	1,956	174,084

Genpact Ltd.	7,809	293,384

Science Applications International Corp.	3,490	392,555

TriNet Group, Inc.(1)	1,342	127,450

		1,617,460
Semiconductors & Semiconductor Equipment – 4.2%

Advanced Micro Devices, Inc.(1)	18,213	2,074,643

KLA Corp.	2,097	1,017,087

Marvell Technology, Inc.	5,288	316,117

Micron Technology, Inc.	12,074	761,990

NVIDIA Corp.	3,775	1,596,900

June 30, 2023 (unaudited)	Shares	Value
Semiconductors & Semiconductor Equipment (continued)

ON Semiconductor Corp.(1)	8,732	$825,873

Teradyne, Inc.	7,418	825,846

Texas Instruments, Inc.	10,364	1,865,727

		9,284,183
Software – 6.6%

Bentley Systems, Inc., Class B	1,506	81,670

Guidewire Software, Inc.(1)	2,011	152,997

HashiCorp, Inc., Class A(1)	5,804	151,949

HubSpot, Inc.(1)	477	253,807

Microsoft Corp.	32,740	11,149,279

Palo Alto Networks, Inc.(1)	1,418	362,313

Salesforce, Inc.(1)	5,110	1,079,539

SentinelOne, Inc., Class A(1)	4,686	70,759

ServiceNow, Inc.(1)	1,500	842,955

Workday, Inc., Class A(1)	1,884	425,577

		14,570,845
Specialized REITs – 0.2%

Public Storage	1,466	427,896

		427,896
Specialty Retail – 1.3%

AutoZone, Inc.(1)	247	615,860

TJX Cos., Inc.	26,182	2,219,972

		2,835,832
Technology Hardware, Storage & Peripherals – 2.1%

Apple, Inc.	24,129	4,680,302

		4,680,302
Textiles, Apparel & Luxury Goods – 0.4%

Deckers Outdoor Corp.(1)	441	232,698

NIKE, Inc., Class B	4,984	550,084

		782,782
Tobacco – 1.0%

Philip Morris International, Inc.	21,935	2,141,295

		2,141,295
Trading Companies & Distributors – 0.1%

Herc Holdings, Inc.	310	42,423

WESCO International, Inc.	914	163,661

		206,084
Wireless Telecommunication Services – 0.5%

T-Mobile US, Inc.(1)	8,609	1,195,790

		1,195,790

Total Common Stocks (Cost $130,081,336)		146,081,338

	Principal Amount	Value
Agency Mortgage–Backed Securities – 8.9%

Federal Home Loan Mortgage Corp.
2.00% due 5/1/2051	$1,392,063	1,142,431
2.00% due 4/1/2052	1,315,657	1,080,881

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

June 30, 2023 (unaudited)	Principal Amount	Value
Agency Mortgage–Backed Securities (continued)
2.50% due 7/1/2041	$389,633	$340,666
2.50% due 2/1/2042	572,501	502,794
2.50% due 7/1/2051	1,276,010	1,091,823
2.50% due 10/1/2051	444,354	377,092
2.50% due 11/1/2051	417,231	355,559
3.00% due 10/1/2049	326,826	290,242
3.00% due 10/1/2051	307,660	272,992
4.00% due 4/1/2052	360,425	339,123
4.50% due 9/1/2037	196,863	192,914
4.50% due 1/1/2038	127,892	125,326
4.50% due 5/1/2038	26,707	26,173
4.50% due 7/1/2052	718,521	690,577
5.00% due 10/1/2052	252,220	247,077
5.00% due 1/1/2053	131,162	128,488
5.00% due 2/1/2053	181,750	178,044
5.00% due 4/1/2053	122,964	120,441
5.50% due 9/1/2052	270,027	269,213
5.50% due 2/1/2053	26,495	26,367

Federal National Mortgage Association
2.00% due 12/1/2050	1,247,929	1,021,861
2.00% due 2/1/2051	124,068	102,605
2.50% due 2/1/2041	68,187	59,936
2.50% due 5/1/2051	1,238,593	1,057,019
3.00% due 6/1/2051	258,117	230,571
3.00% due 10/1/2051	788,450	694,945
3.50% due 6/1/2037	74,409	70,742
3.50% due 4/1/2050	97,759	89,883
3.50% due 7/1/2051	546,225	502,048
3.50% due 4/1/2052	390,449	356,956
4.00% due 1/1/2038	594,008	573,443
4.00% due 8/1/2052	137,215	128,718
4.00% due 9/1/2052	219,395	206,123
4.00% due 10/1/2052	137,708	129,248
4.50% due 1/1/2038	134,048	131,363
4.50% due 4/1/2038	493,370	483,541
4.50% due 8/1/2052	1,872	1,809
4.50% due 1/1/2053	147,670	142,328
5.00% due 8/1/2052	697,724	683,501
5.00% due 5/1/2053	291,860	285,874
5.50% due 1/1/2053	162,271	161,490

Freddie Mac Multifamily Structured Pass-Through Certificates
K150 A2 3.71% due 9/25/2032(2)(3)	78,000	73,285
K1522 A2 2.361% due 10/25/2036	500,000	383,354
K156 A2 2.43% due 4/25/2060(2)(3)	165,000	164,136

Government National Mortgage Association
2.00% due 1/20/2051	120,840	101,831
2.00% due 2/20/2051	106,417	89,700
2.00% due 7/20/2051	139,974	117,812
2.00% due 11/20/2051	317,090	266,572
2.50% due 5/20/2051	554,127	480,812
2.50% due 8/20/2051	555,421	481,472
3.00% due 1/20/2051	525,965	472,980

June 30, 2023 (unaudited)	Principal Amount	Value
Agency Mortgage–Backed Securities (continued)
3.00% due 5/20/2051	$528,605	$474,591
3.50% due 1/20/2052	473,622	438,057
3.50% due 2/20/2052	468,266	433,102
4.00% due 4/20/2052	89,405	84,473
4.00% due 5/20/2052	254,207	240,184
4.00% due 8/20/2052	372,736	352,173
4.50% due 8/20/2048	189,296	185,115

Total Agency Mortgage–Backed Securities (Cost $20,329,339)		19,751,876
Asset–Backed Securities – 0.6%

GM Financial Consumer Automobile Receivables Trust 2023-1 A2A 5.19% due 3/16/2026	85,000	84,670
2023-2 A3 4.47% due 2/16/2028	105,000	103,101

Navient Private Education Refi Loan Trust 2023-A A 5.51% due 10/15/2071(4)	208,235	204,574

New Economy Assets Phase 1 Sponsor LLC 2021-1 A1 1.91% due 10/20/2061(4)	235,000	201,161

SFS Auto Receivables Securitization Trust 2023-1A A2A 5.89% due 3/22/2027(4)	80,000	79,903

Vantage Data Centers Issuer LLC 2021-1A A2 2.165% due 10/15/2046(4)	200,000	174,375

Wheels Fleet Lease Funding 1 LLC 2023-1A A 5.80% due 4/18/2038(4)	375,000	372,718

Total Asset–Backed Securities (Cost $1,257,369)		1,220,502
Corporate Bonds & Notes – 9.3%

Agriculture – 0.2%

Philip Morris International, Inc. 5.125% due 11/17/2027	105,000	105,340
5.125% due 2/15/2030	175,000	173,084
5.625% due 11/17/2029	65,000	66,230
5.75% due 11/17/2032	130,000	133,226

		477,880
Airlines – 0.0%

United Airlines Pass-Through Trust 2016-1 AA 3.10% due 1/7/2030	42,587	38,396

		38,396
Auto Manufacturers – 0.1%

Daimler Truck Finance North America LLC 5.15% due 1/16/2026(4)	150,000	149,290

		149,290

8	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

June 30, 2023 (unaudited)	Principal Amount	Value
Beverages – 0.2%

Anheuser-Busch InBev Worldwide, Inc. 4.60% due 4/15/2048	$171,000	$158,773

Bacardi Ltd. / Bacardi-Martini BV 5.25% due 1/15/2029(4)	100,000	99,344
5.90% due 6/15/2043(4)	100,000	101,056

Diageo Capital PLC 2.375% due 10/24/2029	200,000	173,604

		532,777
Building Materials – 0.0%

Trane Technologies Financing Ltd. 5.25% due 3/3/2033	85,000	86,008

		86,008
Commercial Banks – 1.8%

Bank of America Corp. 1.734% (1.734% fixed rate until 7/22/2026; SOFR + 0.96% thereafter) due 7/22/2027(2)	256,000	228,431
2.299% (2.299% fixed rate until 7/21/2031; SOFR + 1.22% thereafter) due 7/21/2032(2)	185,000	147,893

Bank of New York Mellon Corp. Series J 4.967% (4.967% fixed rate until 4/26/2033; SOFR + 1.61% thereafter) due 4/26/2034(2)	214,000	208,928

Credit Agricole SA 5.514% due 7/5/2033(4)	250,000	251,842

Credit Suisse AG 7.50% due 2/15/2028	500,000	531,260

Danske Bank A/S 1.621% (1.621% fixed rate until 9/11/2025; 1 yr. CMT + 1.35% thereafter) due 9/11/2026(2)(4)	256,000	229,530

Deutsche Bank AG 6.72% (6.720% fixed rate until 1/18/2028; SOFR + 3.18% thereafter) due 1/18/2029(2)	150,000	150,535

Goldman Sachs Group, Inc. 1.431% (1.431% fixed rate until 3/9/2026; SOFR + 0.80% thereafter) due 3/9/2027(2)	291,000	260,195
3.50% due 1/23/2025	500,000	482,790

HSBC Holdings PLC 2.099% (2.099% fixed rate until 6/4/2025; SOFR + 1.93% thereafter) due 6/4/2026(2)	445,000	412,097

June 30, 2023 (unaudited)	Principal Amount	Value
Commercial Banks (continued)

JPMorgan Chase & Co. 4.912% (4.912% fixed rate until 7/25/2032; SOFR + 2.08% thereafter) due 7/25/2033(2)	$107,000	$104,613
5.35% (5.350% fixed rate until 6/1/2033; SOFR + 1.85% thereafter) due 6/1/2034(2)	227,000	229,191

Morgan Stanley 1.928% (1.928% fixed rate until 4/28/2031; SOFR + 1.02% thereafter) due 4/28/2032(2)	123,000	95,974
4.35% due 9/8/2026	268,000	258,848

UBS Group AG 1.494% (1.494% fixed rate until 8/10/2026; 1 yr. CMT + 0.85% thereafter) due 8/10/2027(2)(4)	226,000	194,213

Wells Fargo & Co. 3.00% due 2/19/2025	88,000	84,520
4.897% (4.897% fixed rate until 7/25/2032; SOFR + 2.10% thereafter) due 7/25/2033(2)	229,000	219,515

		4,090,375
Commercial Services – 0.3%

Ashtead Capital, Inc. 2.45% due 8/12/2031(4)	400,000	314,440

ERAC USA Finance LLC 4.90% due 5/1/2033(4)	236,000	230,655
5.40% due 5/1/2053(4)	87,000	86,879

		631,974
Cosmetics & Personal Care – 0.1%

Estee Lauder Cos., Inc. 5.15% due 5/15/2053	157,000	159,655

		159,655
Distribution/Wholesale – 0.0%

LKQ Corp. 5.75% due 6/15/2028(4)	65,000	64,754

		64,754
Diversified Financial Services – 0.9%

American Express Co. 5.043% (5.043% fixed rate until 5/1/2033; SOFR + 1.84% thereafter) due 5/1/2034(2)	488,000	477,327

Aviation Capital Group LLC 1.95% due 9/20/2026(4)	241,000	209,043

Capital One Financial Corp. 6.312% (6.312% fixed rate until 6/8/2028; SOFR + 2.64% thereafter) due 6/8/2029(2)	125,000	124,283

The accompanying notes are an integral part of these financial statements.	9

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

June 30, 2023 (unaudited)	Principal Amount	Value
Diversified Financial Services (continued)
6.377% (6.377% fixed rate until 6/8/2033; SOFR + 2.86% thereafter) due 6/8/2034(2)	$241,000	$239,622

Intercontinental Exchange, Inc. 4.00% due 9/15/2027	109,000	106,205
4.35% due 6/15/2029	685,000	671,129

Nasdaq, Inc. 5.55% due 2/15/2034	80,000	80,413
5.95% due 8/15/2053	25,000	25,644
6.10% due 6/28/2063	20,000	20,515

		1,954,181
Electric – 1.1%

Alabama Power Co. 1.45% due 9/15/2030	18,000	14,245

Appalachian Power Co. 3.40% due 6/1/2025	118,000	112,977

Dominion Energy, Inc. 3.375% due 4/1/2030	39,000	34,909
4.85% due 8/15/2052	75,000	66,901
5.375% due 11/15/2032	443,000	445,135

Duke Energy Corp. 2.65% due 9/1/2026	41,000	37,920
3.75% due 4/15/2024	132,000	129,994

Edison International 5.25% due 11/15/2028	154,000	150,048

Florida Power & Light Co. 5.05% due 4/1/2028	30,000	30,242

Georgia Power Co. 4.70% due 5/15/2032	299,000	289,223
4.75% due 9/1/2040	38,000	34,732
5.125% due 5/15/2052	204,000	198,710

Metropolitan Edison Co. 5.20% due 4/1/2028(4)	10,000	9,910

NextEra Energy Capital Holdings, Inc. 6.051% due 3/1/2025	25,000	25,146

Pacific Gas and Electric Co. 4.50% due 7/1/2040	434,100	337,556

Pennsylvania Electric Co. 3.60% due 6/1/2029(4)	34,000	30,832
5.15% due 3/30/2026(4)	5,000	4,925

Southern California Edison Co. 3.70% due 8/1/2025	26,000	25,035
4.00% due 4/1/2047	29,000	23,112
4.65% due 10/1/2043	12,000	10,503
5.875% due 12/1/2053	115,000	117,449

Southern Co. 2.95% due 7/1/2023	171,000	171,000

Texas Electric Market Stabilization Funding LLC 4.265% due 8/1/2036(4)	209,694	199,627

		2,500,131
Electronics – 0.1%

Honeywell International, Inc. 4.25% due 1/15/2029	70,000	68,145

June 30, 2023 (unaudited)	Principal Amount	Value
Electronics (continued)
4.50% due 1/15/2034	$253,000	$247,439

		315,584
Entertainment – 0.3%

Warnermedia Holdings, Inc. 4.054% due 3/15/2029	625,000	571,175

		571,175
Gas – 0.2%

Boston Gas Co. 3.15% due 8/1/2027(4)	35,000	31,855

CenterPoint Energy Resources Corp. 5.25% due 3/1/2028	257,000	257,154

KeySpan Gas East Corp. 2.742% due 8/15/2026(4)	162,000	147,284

		436,293
Healthcare-Products – 0.1%

Alcon Finance Corp. 5.375% due 12/6/2032(4)	200,000	202,678

		202,678
Healthcare-Services – 0.1%

Bon Secours Mercy Health, Inc. 2.095% due 6/1/2031	200,000	159,314

Sutter Health 2.294% due 8/15/2030	50,000	41,344

		200,658
Insurance – 0.3%

Allstate Corp. 5.25% due 3/30/2033	65,000	64,791

American International Group, Inc. 3.40% due 6/30/2030	72,000	63,813

Athene Global Funding 2.50% due 3/24/2028(4)	382,000	321,801

Equitable Financial Life Global Funding 1.40% due 8/27/2027(4)	162,000	136,370

		586,775
Internet – 0.1%

Meta Platforms, Inc. 5.60% due 5/15/2053	139,000	142,732

		142,732
Media – 0.3%

Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% due 1/15/2029	125,000	104,104

Comcast Corp. 3.95% due 10/15/2025	620,000	604,159

Discovery Communications LLC 4.00% due 9/15/2055	16,000	10,604

		718,867
Oil & Gas – 0.7%

BP Capital Markets America, Inc. 4.812% due 2/13/2033	450,000	443,844

10	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

June 30, 2023 (unaudited)	Principal Amount	Value
Oil & Gas (continued)

Equinor ASA 3.00% due 4/6/2027	$359,000	$336,028
3.125% due 4/6/2030	24,000	22,001

Hess Corp. 7.30% due 8/15/2031	271,000	297,366

Occidental Petroleum Corp. 6.20% due 3/15/2040	245,000	242,587

Var Energi ASA 8.00% due 11/15/2032(4)	225,000	238,918

		1,580,744
Pharmaceuticals – 0.1%

Pfizer Investment Enterprises Pte Ltd. 5.11% due 5/19/2043	245,000	245,081

		245,081
Pipelines – 0.8%

Cheniere Energy Partners LP 4.00% due 3/1/2031	428,000	376,957
5.95% due 6/30/2033(4)	80,000	80,440

Eastern Gas Transmission & Storage, Inc. 3.60% due 12/15/2024	24,000	23,088

EIG Pearl Holdings Sarl 3.545% due 8/31/2036(4)	200,000	170,408

Energy Transfer LP 4.95% due 6/15/2028	12,000	11,668

Enterprise Products Operating LLC 5.35% due 1/31/2033	301,000	306,159

Galaxy Pipeline Assets Bidco Ltd. 2.625% due 3/31/2036(4)	245,000	198,901

Gray Oak Pipeline LLC 2.60% due 10/15/2025(4)	85,000	78,039
3.45% due 10/15/2027(4)	15,000	13,428

Greensaif Pipelines Bidco Sarl 6.129% due 2/23/2038(4)	200,000	204,318
6.51% due 2/23/2042(4)	200,000	207,264

		1,670,670
Real Estate – 0.1%

CBRE Services, Inc. 5.95% due 8/15/2034	285,000	282,549

		282,549
Real Estate Investment Trusts (REITs) – 0.5%

American Tower Trust I 5.49% due 3/15/2028(4)	315,000	314,310

Extra Space Storage LP 5.50% due 7/1/2030	60,000	59,647
5.70% due 4/1/2028	228,000	227,852

Realty Income Corp. 4.90% due 7/15/2033	613,000	587,033

		1,188,842
Software – 0.2%

Activision Blizzard, Inc. 2.50% due 9/15/2050	101,000	64,867
4.50% due 6/15/2047	141,000	129,857

June 30, 2023 (unaudited)	Principal Amount	Value
Software (continued)

Oracle Corp. 3.65% due 3/25/2041	$352,000	$271,128

		465,852
Telecommunications – 0.3%

AT&T, Inc. 3.65% due 6/1/2051	95,000	69,703
3.85% due 6/1/2060	19,000	13,782
4.30% due 12/15/2042	26,000	22,077
5.40% due 2/15/2034	490,000	491,220

		596,782
Trucking & Leasing – 0.4%

DAE Funding LLC 1.55% due 8/1/2024(4)	294,000	278,918

Penske Truck Leasing Co. LP / PTL Finance Corp. 3.95% due 3/10/2025(4)	203,000	195,213
5.55% due 5/1/2028(4)	130,000	128,219
5.70% due 2/1/2028(4)	240,000	237,173

		839,523

Total Corporate Bonds & Notes (Cost $20,983,807)		20,730,226
Municipals – 0.6%

Chicago Transit Authority Sales & Transfer Tax Receipts Revenue Series A 6.899% due 12/1/2040	50,000	56,467

Dallas Fort Worth International Airport Series A 4.087% due 11/1/2051	100,000	88,406

Metropolitan Transportation Authority Series C2 5.175% due 11/15/2049	105,000	96,044

Municipal Electric Authority of Georgia 6.637% due 4/1/2057	148,000	169,038

Regents of the University of California Medical Center Pooled Revenue 3.006% due 5/15/2050	125,000	87,765

State of Illinois 5.10% due 6/1/2033	740,000	725,497

Texas Natural Gas Securitization Finance Corp. 5.102% due 4/1/2035	120,000	120,447
5.169% due 4/1/2041	90,000	91,897

Total Municipals (Cost $1,505,019)		1,435,561
Non–Agency Mortgage–Backed Securities – 1.0%

BX Commercial Mortgage Trust 2021-VOLT A 5.893% due 9/15/2036(2)(3)(4)	425,000	411,338

The accompanying notes are an integral part of these financial statements.	11

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

June 30, 2023 (unaudited)	Principal Amount	Value
Non–Agency Mortgage–Backed Securities (continued)

BX Trust 2021-LGCY A 5.699% due 10/15/2036(2)(3)(4)	$400,000	$385,399

BXHPP Trust 2021-FILM A 5.843% due 8/15/2036(2)(3)(4)	225,000	212,045

Fannie Mae REMICS 2013-36 Z 3.00% due 4/25/2043	247,124	221,571
2013-83 NZ 3.50% due 8/25/2043	251,104	232,133
2020-27 HC 1.50% due 10/25/2049	410,233	322,382

Freddie Mac REMICS 3967 ZP 4.00% due 9/15/2041	269,184	257,011
5170 DP 2.00% due 7/25/2050	256,020	215,751

Total Non–Agency Mortgage–Backed Securities (Cost $2,384,704)		2,257,630
U.S. Government Securities – 12.8%

U.S. Treasury Bond 2.25% due 2/15/2052	1,491,000	1,077,946
2.375% due 2/15/2042	1,960,000	1,526,350
2.875% due 5/15/2052	35,100	29,100
3.25% due 5/15/2042	25,000	22,313
3.375% due 8/15/2042	129,600	117,653
3.625% due 2/15/2053	1,007,800	967,960
3.625% due 5/15/2053	389,000	374,048
3.875% due 2/15/2043	1,659,000	1,618,043
3.875% due 5/15/2043	534,000	521,151
4.00% due 11/15/2042	976,900	971,252
4.00% due 11/15/2052	1,333,300	1,370,382

U.S. Treasury Note 2.50% due 4/30/2024	1,266,300	1,235,978
2.625% due 4/15/2025	1,935,000	1,855,862
2.625% due 5/31/2027	210,000	197,334
2.75% due 4/30/2027	2,092,500	1,976,759
2.75% due 7/31/2027	195,000	183,848
2.875% due 4/30/2029	20,000	18,758
3.125% due 8/15/2025	260,000	251,083
3.125% due 8/31/2027	269,000	257,294
3.25% due 6/30/2029	100,000	95,680
3.375% due 5/15/2033	93,800	90,473
3.50% due 9/15/2025	300,000	291,867
3.50% due 1/31/2028	80,300	77,985
3.50% due 4/30/2028	1,470,000	1,428,312
3.50% due 4/30/2030	70,000	67,988
3.625% due 5/15/2026	2,275,000	2,219,725
3.625% due 3/31/2028	113,000	110,387
3.625% due 5/31/2028	1,550,000	1,516,215
3.75% due 4/15/2026	575,000	562,826
3.75% due 5/31/2030	78,000	76,928
3.875% due 3/31/2025	831,000	814,705
3.875% due 4/30/2025	1,520,000	1,490,491
3.875% due 11/30/2027	889,000	876,498
3.875% due 12/31/2027	219,600	216,563

June 30, 2023 (unaudited)	Principal Amount	Value
U.S. Government Securities (continued)
3.875% due 11/30/2029	$169,000	$167,508
3.875% due 12/31/2029	237,100	235,099
4.00% due 12/15/2025	482,000	474,469
4.00% due 2/29/2028	557,400	553,394
4.00% due 6/30/2028	200,000	198,906
4.00% due 10/31/2029	257,000	256,398
4.125% due 9/30/2027	423,400	421,051
4.125% due 10/31/2027	519,000	516,283
4.25% due 5/31/2025	600,000	592,453
4.625% due 2/28/2025	389,400	386,388
4.625% due 3/15/2026	40,000	40,047

Total U.S. Government Securities (Cost $29,179,713)		28,351,753

	Shares	Value
Exchange–Traded Funds – 0.4%

SPDR S&P 500 ETF Trust	2,078	921,136

Total Exchange–Traded Funds (Cost $904,901)		921,136

	Principal Amount	Value
Repurchase Agreements – 0.7%

Fixed Income Clearing Corp., 1.52%, dated 6/30/2023, proceeds at maturity value of $1,547,956, due 7/3/2023(5)	$1,547,760	1,547,760

Total Repurchase Agreements (Cost $1,547,760)		1,547,760

Total Investments – 100.0% (Cost $208,173,948)		222,297,782

Assets in excess of other liabilities – 0.0%		96,470

Total Net Assets – 100.0%		$222,394,252

(1)	Non–income–producing security.
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2023.
(3)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(4)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2023, the aggregate market value of these securities amounted to $7,403,390, representing 3.3% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.625%	3/15/2026	$1,555,800	$1,578,788

12	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

Open futures contracts at June 30, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	September 2023	2	Long	$406,754	$406,688	$(66)
U.S. 5-Year Treasury Note	September 2023	34	Long	3,684,289	3,641,187	(43,102)
Total				$4,091,043	$4,047,875	$(43,168)

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Ultra 10-Year Treasury Note	September 2023	8	Short	$(958,852)	$(947,500)	$11,352

Legend:

ADR — American Depositary Receipt

CMT — Constant Maturity Treasury

SOFR — Secured Overnight Financing Rate

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$146,081,338	$—	$—	$146,081,338
Agency Mortgage–Backed Securities	—	19,751,876	—	19,751,876
Asset–Backed Securities	—	1,220,502	—	1,220,502
Corporate Bonds & Notes	—	20,730,226	—	20,730,226
Municipals	—	1,435,561	—	1,435,561
Non–Agency Mortgage–Backed Securities	—	2,257,630	—	2,257,630
U.S. Government Securities	—	28,351,753	—	28,351,753
Exchange–Traded Funds	921,136	—	—	921,136
Repurchase Agreements	—	1,547,760	—	1,547,760
Total	$147,002,474	$75,295,308	$—	$222,297,782
Other Financial Instruments
Futures Contracts
Assets	$11,352	$—	$—	$11,352
Liabilities	(43,168)	—	—	(43,168)
Total	$(31,816)	$—	$—	$(31,816)

The accompanying notes are an integral part of these financial statements.	13

FINANCIAL INFORMATION — GUARDIAN BALANCED ALLOCATION VIP FUND

Statement of Assets and Liabilities As of June 30, 2023 (unaudited)
Assets

Investments, at value	$222,297,782

Receivable for investments sold	4,856,827

Dividends/interest receivable	601,189

Cash deposits with brokers for futures contracts	37,158

Receivable for fund shares subscribed	315

Prepaid expenses	2,480

Total Assets	227,795,751

Liabilities

Payable for investments purchased	5,011,911

Payable for fund shares redeemed	137,179

Investment advisory fees payable	86,864

Distribution fees payable	45,241

Payable for variation margin on futures contracts	40,977

Accrued custodian and accounting fees	30,311

Accrued audit fees	13,282

Accrued trustees’ and officers’ fees	3,981

Accrued expenses and other liabilities	31,753

Total Liabilities	5,401,499

Total Net Assets	$222,394,252

Net Assets Consist of:

Paid-in capital	$213,813,406

Distributable earnings	8,580,846

Total Net Assets	$222,394,252

Investments, at Cost	$208,173,948

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	21,323,196

Net Asset Value Per Share	$10.43

Statement of Operations For the Six Months Ended June 30, 2023 (unaudited)
Investment Income

Interest	$1,553,337

Dividends	947,255

Withholding taxes on foreign dividends	(3,171)

Total Investment Income	2,497,421

Expenses

Investment advisory fees	521,309

Distribution fees	271,515

Custodian and accounting fees	47,370

Professional fees	34,609

Trustees’ and officers’ fees	26,938

Administrative fees	19,774

Transfer agent fees	9,253

Shareholder reports	5,292

Other expenses	5,942

Total Expenses	942,002

Net Investment Income/(Loss)	1,555,419

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments, Derivative Contracts and Foreign Currency Transactions

Net realized gain/(loss) from investments	(2,432,743)

Net realized gain/(loss) from futures contracts	40,118

Net realized gain/(loss) from foreign currency transactions	1

Net change in unrealized appreciation/(depreciation) on investments	22,191,241

Net change in unrealized appreciation/(depreciation) on futures contracts	(25,877)

Net Gain on Investments, Derivative Contracts and Foreign Currency Transactions	19,772,740

Net Increase in Net Assets Resulting From Operations	$ 21,328,159

14	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN BALANCED ALLOCATION VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/23	For the Period Ended 12/31/22[1]

Operations

Net investment income/(loss)	$1,555,419	$1,749,057

Net realized gain/(loss) from investments, derivative contracts and foreign currency transactions	(2,392,624)	(6,423,024)

Net change in unrealized appreciation/(depreciation) on investments and derivative contracts	22,165,364	(8,073,346)

Net Increase/(Decrease) in Net Assets Resulting from Operations	21,328,159	(12,747,313)

Capital Share Transactions

Proceeds from sales of shares	952,630	243,244,258

Cost of shares redeemed	(14,083,783)	(16,299,699)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(13,131,153)	226,944,559

Net Increase in Net Assets	8,197,006	214,197,246

Net Assets

Beginning of period	214,197,246	—

End of period	$222,394,252	$214,197,246

Other Information:

Shares

Sold	94,388	24,337,152

Redeemed	(1,412,459)	(1,695,885)

Net Increase/(Decrease)	(1,318,071)	22,641,267

[1]	Commenced operations on May 2, 2022.

The accompanying notes are an integral part of these financial statements.	15

FINANCIAL INFORMATION — GUARDIAN BALANCED ALLOCATION VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2),(3)

Six Months Ended 6/30/23	$9.46	$0.07	$0.90	$0.97	$10.43	10.25%

Period Ended 12/31/22(5)	10.00	0.07	(0.61)	(0.54)	9.46	(5.40)%

16	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN BALANCED ALLOCATION VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3),(4)	Gross Ratio of Expenses to Average Net Assets(3)	Net Ratio of Net Investment Income to Average Net Assets(3),(4)	Gross Ratio of Net Investment Income to Average Net Assets(3)	Portfolio Turnover Rate(3)

$222,394	0.87%	0.87%	1.43%	1.43%	53%

214,197	0.86%	0.86%	1.17%	1.17%	59%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2022, certain non-recurring fees (i.e., audit fees) are not annualized.

(4)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(5)	Commenced operations on May 2, 2022.

The accompanying notes are an integral part of these financial statements.	17

NOTES TO FINANCIAL STATEMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

June 30, 2023 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Balanced Allocation VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on May 2, 2022. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to provide capital appreciation and moderate current income while seeking to manage volatility.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer.

Exchange-traded financial futures contracts are valued at the last settlement price on the market where they are primarily traded.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s

18

NOTES TO FINANCIAL STATEMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2023, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2023 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2023, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1

19

NOTES TO FINANCIAL STATEMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into cleared swaps.

In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the swap contracts and may realize a loss. There were no credit default swaps held as of June 30, 2023.

e. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

20

NOTES TO FINANCIAL STATEMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

f. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

g. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

h. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.48% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2024 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.89% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2023, Park Avenue did not waive any fees or pay any Fund expenses.

Park Avenue has entered into a Sub-Advisory Agreement with Wellington Management Company LLP (“Wellington”). Wellington is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2023, the Fund paid distribution fees in the amount of $271,515 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

21

NOTES TO FINANCIAL STATEMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (TBA) securities) for the six months ended June 30, 2023, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$68,293,559	$45,514,897
Sales	75,166,894	37,171,323

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

f. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2023, the Fund did not hold any restricted, other than 144A restricted securities or illiquid securities.

g. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

h. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in

22

NOTES TO FINANCIAL STATEMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

i. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

j. Disclosures About Derivative Instruments and Hedging Activities The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2023 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Under certain market conditions, the Fund may use credit default swaps. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities.

The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. Cleared swaps are transacted through futures commission merchants (“FCM”s) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. Funds post initial and variation margin by making payments to their clearing member FCMs.

Generally, the Fund will enter into credit default swaps on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Credit default swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to credit default swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a credit default swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

In addition to the risks generally applicable to derivatives, risks associated with credit default swap agreements include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements.

As of June 30, 2023, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Interest Rate Contracts

Asset Derivatives
Futures Contracts[1]	$11,352

Liability Derivatives
Futures Contracts[1]	$(43,168)

[1]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

23

NOTES TO FINANCIAL STATEMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

Transactions in derivative investments for the six months ended June 30, 2023 were as follows:

Interest Rate Contracts

Net Realized Gain/(Loss)
Futures Contracts[1]	$40,118

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[2]	$(25,877)

Average Number of Notional Amounts
Futures Contracts[3]	40

[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[3]	Amount represents number of contracts.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds

Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 5, 2024. The Fund did not utilize the credit facility during the six months ended June 30, 2023.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has adversely impacted both local and global economies, including those in which the Fund may invest. These impacts include materially reduced consumer demand and economic output, disrupted supply chains, market closures, travel restrictions and quarantines, and strained healthcare systems. The Fund’s operations may be interrupted as a result, which may have a negative impact on the Fund’s investment performance.

24

SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”)

Previously approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and otherwise support carrying out the Administrator’s liquidity risk management responsibilities under the Program.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually, taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified, no less than monthly, into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value.

The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets that must be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 29-30, 2023, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented and the investment strategies for each Fund continue to be appropriate since its inception. In addition, the Report summarized the operation of the Program and the information and factors considered by the Administrator in its assessment of the Program’s implementation, such as the liquidity risk assessment framework and liquidity classification methodologies.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 29-30, 2023 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-Advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-Advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Small Cap Core VIP Fund; (ii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund; (iii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iv) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (v) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (vi) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vii) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (viii) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (ix) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (xi) FIAM LLC with respect to Guardian Select Mid Cap Core VIP Fund; and (xii) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting, (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-Adviser) with respect to Guardian International Equity VIP Fund for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses

26

SUPPLEMENTAL INFORMATION (UNAUDITED)

from the Manager and each Sub-Adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-Advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-Adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-Advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-Advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-Adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-Advisers to the COVID-19 pandemic, including the continuation of remote work arrangements and return-to-office plans. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-Advisers with respect to the services that the Sub-Advisers would provide under the Sub-Advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-Advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-Advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment

27

SUPPLEMENTAL INFORMATION (UNAUDITED)

advisory services provided by the Sub-Advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-Advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-Advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-Adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-Advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-Adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-Advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-Advisers, but noted that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-Advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-Advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in

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SUPPLEMENTAL INFORMATION (UNAUDITED)

light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-Advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-Advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-Advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 4th quintile for its performance universe for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 5-year periods and in the 4th quintile for 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board note that the Fund’s performance was lower than the benchmark index for the 3-year and 5-year periods.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.
•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and that the actual total expenses were in the 4th quintile.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was lower than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 2nd quintile of its performance universe for the 3-year period and in the 3rd quintile of its performance universe for the 5-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was higher than the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that the actual total expenses were in the 3rd quintile.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 4th quintile of its performance universe for the 3-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile of its performance universe for the 5-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile and the actual total expenses were in the 3rd quintile.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and the actual management fee and the actual total expenses were in the 1st quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile and the actual management fee was in the 2nd quintile.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The

Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and actual total expenses were in the 3rd quintile of the expense group and the actual management fee was in the 1st quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

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This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB11738

Guardian Variable

Products Trust

2023

Semiannual Report

All Data as of June 30, 2023

Guardian Equity Income VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Equity Income VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2023. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN EQUITY INCOME VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $141,368,502

Sector Allocation[1] As of June 30, 2023

Top Ten Holdings[2] As of June 30, 2023

Holding	% of Total Net Assets
Pfizer, Inc.	3.46%
Merck & Co., Inc.	2.74%
ConocoPhillips	2.51%
Johnson & Johnson	2.50%
JPMorgan Chase & Co.	2.38%
Cisco Systems, Inc.	2.10%
EOG Resources, Inc.	2.09%
Ares Management Corp., Class A	1.98%
Philip Morris International, Inc.	1.96%
Unilever PLC, ADR	1.73%
Total	23.45%

[1]	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
[2]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23-6/30/23	Expense Ratio During Period 1/1/23-6/30/23
Based on Actual Return	$1,000.00	$1,020.50	$2.76	0.55%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,022.07	$2.76	0.55%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN EQUITY INCOME VIP FUND

June 30, 2023 (unaudited)	Shares	Value
Common Stocks – 98.8%

Aerospace & Defense – 3.3%

General Dynamics Corp.	9,752	$2,098,143

L3Harris Technologies, Inc.	6,123	1,198,700

Raytheon Technologies Corp.	13,494	1,321,872

		4,618,715
Banks – 7.2%

JPMorgan Chase & Co.	23,176	3,370,717

M&T Bank Corp.	16,335	2,021,620

New York Community Bancorp, Inc.	137,833	1,549,243

Regions Financial Corp.	88,746	1,581,454

Royal Bank of Canada (Canada)	17,635	1,684,227

		10,207,261
Beverages – 2.3%

Keurig Dr Pepper, Inc.	45,685	1,428,570

Pernod Ricard SA (France)	8,094	1,788,283

		3,216,853
Biotechnology – 1.5%

Gilead Sciences, Inc.	27,252	2,100,312

		2,100,312
Building Products – 1.3%

Johnson Controls International PLC	26,576	1,810,889

		1,810,889
Capital Markets – 7.0%

Ares Management Corp., Class A	29,018	2,795,885

Blackstone, Inc.	15,199	1,413,051

Goldman Sachs Group, Inc.	4,145	1,336,928

Morgan Stanley	24,660	2,105,964

Raymond James Financial, Inc.	21,195	2,199,405

		9,851,233
Chemicals – 2.8%

Celanese Corp.	8,220	951,876

LyondellBasell Industries NV, Class A	16,836	1,546,050

PPG Industries, Inc.	9,604	1,424,273

		3,922,199
Communications Equipment – 2.1%

Cisco Systems, Inc.	57,283	2,963,822

		2,963,822
Distributors – 1.1%

LKQ Corp.	26,210	1,527,257

		1,527,257
Electric Utilities – 4.1%

American Electric Power Co., Inc.	21,816	1,836,907

Exelon Corp.	56,962	2,320,632

NextEra Energy, Inc.	21,951	1,628,764

		5,786,303
Electrical Equipment – 2.5%

Eaton Corp. PLC	7,760	1,560,536

Emerson Electric Co.	21,547	1,947,633

		3,508,169

June 30, 2023 (unaudited)	Shares	Value
Electronic Equipment, Instruments & Components – 2.5%

Corning, Inc.	50,020	$1,752,701

TE Connectivity Ltd.	12,646	1,772,463

		3,525,164
Financial Services – 1.9%

Equitable Holdings, Inc.	60,290	1,637,476

Fidelity National Information Services, Inc.	20,583	1,125,890

		2,763,366
Food Products – 3.1%

Archer-Daniels-Midland Co.	19,793	1,495,559

Kellogg Co.	23,830	1,606,142

Mondelez International, Inc., Class A	16,745	1,221,380

		4,323,081
Gas Utilities – 1.3%

Atmos Energy Corp.	16,208	1,885,639

		1,885,639
Ground Transportation – 1.0%

Canadian National Railway Co. (Canada)	11,375	1,377,450

		1,377,450
Health Care Equipment & Supplies – 1.5%

Becton Dickinson and Co.	8,302	2,191,811

		2,191,811
Health Care Providers & Services – 2.9%

Elevance Health, Inc.	3,938	1,749,614

UnitedHealth Group, Inc.	4,920	2,364,749

		4,114,363
Health Care REITs – 1.2%

Welltower, Inc.	21,325	1,724,979

		1,724,979
Hotel & Resort REITs – 1.0%

Host Hotels & Resorts, Inc.	84,378	1,420,082

		1,420,082
Household Durables – 1.0%

Lennar Corp., Class A	11,779	1,476,026

		1,476,026
Household Products – 0.7%

Kimberly-Clark Corp.	6,845	945,021

		945,021
Industrial Conglomerates – 2.0%

Honeywell International, Inc.	6,163	1,278,822

Siemens AG, ADR	8,911	743,267

Siemens AG (Reg S) (Germany)	5,327	886,671

		2,908,760
Insurance – 3.9%

American International Group, Inc.	26,643	1,533,038

Chubb Ltd.	8,870	1,708,007

MetLife, Inc.	41,068	2,321,574

		5,562,619

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN EQUITY INCOME VIP FUND

June 30, 2023 (unaudited)	Shares	Value
IT Services – 1.0%

Amdocs Ltd.	14,094	$1,393,192

		1,393,192
Media – 1.5%

Comcast Corp., Class A	50,252	2,087,971

		2,087,971
Metals & Mining – 1.7%

Barrick Gold Corp.	48,889	827,691

Rio Tinto PLC, ADR	23,913	1,526,606

		2,354,297
Multi-Utilities – 1.4%

Sempra Energy	13,252	1,929,359

		1,929,359
Oil, Gas & Consumable Fuels – 7.9%

ConocoPhillips	34,325	3,556,413

Coterra Energy, Inc.	75,271	1,904,356

EOG Resources, Inc.	25,790	2,951,408

Phillips 66	14,174	1,351,916

TC Energy Corp. (Canada)	33,655	1,360,173

		11,124,266
Personal Care Products – 1.7%

Unilever PLC, ADR	47,025	2,451,413

		2,451,413
Pharmaceuticals – 12.2%

AstraZeneca PLC, ADR	27,627	1,977,264

Eli Lilly and Co.	2,997	1,405,533

Johnson & Johnson	21,347	3,533,355

Merck & Co., Inc.	33,545	3,870,758

Pfizer, Inc.	133,270	4,888,344

Roche Holding AG (Switzerland)	5,384	1,645,326

		17,320,580
Semiconductors & Semiconductor Equipment – 4.4%

Analog Devices, Inc.	7,006	1,364,839

Broadcom, Inc.	1,789	1,551,832

NXP Semiconductors NV	9,094	1,861,360

QUALCOMM, Inc.	12,562	1,495,381

		6,273,412

June 30, 2023 (unaudited)	Shares	Value
Specialized REITs – 3.0%

Crown Castle, Inc.	19,045	$2,169,988

Gaming and Leisure Properties, Inc.	43,057	2,086,542

		4,256,530
Specialty Retail – 2.9%

Home Depot, Inc.	7,142	2,218,591

TJX Cos., Inc.	21,756	1,844,691

		4,063,282
Tobacco – 1.9%

Philip Morris International, Inc.	28,328	2,765,379

		2,765,379

Total Common Stocks (Cost $136,911,663)		139,751,055

	Principal Amount	Value
Repurchase Agreements – 1.0%

Fixed Income Clearing Corp., 1.52%, dated 6/30/2023, proceeds at maturity value of $1,367,136, due 7/3/2023(1)	$1,366,963	1,366,963

Total Repurchase Agreements (Cost $1,366,963)		1,366,963

Total Investments – 99.8% (Cost $138,278,626)		141,118,018

Assets in excess of other liabilities – 0.2%		250,484

Total Net Assets – 100.0%		$141,368,502

(1)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.625%	3/15/2026	$1,374,000	$1,394,302

Legend:

ADR — American Depositary Receipt

REITs — Real Estate Investment Trusts

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$135,430,775	$4,320,280	*	$—	$139,751,055
Repurchase Agreements	—	1,366,963		—	1,366,963
Total	$135,430,775	$5,687,243		$—	$141,118,018

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN EQUITY INCOME VIP FUND

Statement of Assets and Liabilities As of June 30, 2023 (unaudited)
Assets

Investments, at value	$141,118,018

Foreign currency, at value	5,852

Receivable for investments sold	805,631

Dividends/interest receivable	195,867

Foreign tax reclaims receivable	14,466

Reimbursement receivable from adviser	10,565

Prepaid expenses	1,674

Total Assets	142,152,073

Liabilities

Payable for investments purchased	541,530

Payable for fund shares redeemed	126,294

Investment advisory fees payable	57,163

Accrued custodian and accounting fees	16,945

Accrued audit fees	14,782

Accrued trustees’ and officers’ fees	3,012

Accrued expenses and other liabilities	23,845

Total Liabilities	783,571

Total Net Assets	$141,368,502

Net Assets Consist of:

Paid-in capital	$134,865,246

Distributable earnings	6,503,256

Total Net Assets	$141,368,502

Investments, at Cost	$138,278,626

Foreign Currency, at Cost	$5,852

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	13,497,553

Net Asset Value Per Share	$10.47

Statement of Operations For the Six Months Ended June 30, 2023 (unaudited)
Investment Income

Dividends	$2,237,734

Interest	13,028

Withholding taxes on foreign dividends	(38,184)

Total Investment Income	2,212,578

Expenses

Investment advisory fees	348,184

Professional fees	28,133

Custodian and accounting fees	21,380

Trustees’ and officers’ fees	18,140

Administrative fees	14,170

Transfer agent fees	7,595

Shareholder reports	4,492

Other expenses	3,958

Total Expenses	446,052

Less: Fees waived	(63,050)

Total Expenses, Net	383,002

Net Investment Income/(Loss)	1,829,576

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	363,507

Net realized gain/(loss) from foreign currency transactions	224

Net change in unrealized appreciation/(depreciation) on investments	584,895

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	490

Net Gain on Investments and Foreign Currency Transactions	949,116

Net Increase in Net Assets Resulting From Operations	$2,778,692

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN EQUITY INCOME VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/23	For the Period Ended 12/31/22[1]

Operations

Net investment income/(loss)	$1,829,576	$2,629,736

Net realized gain/(loss) from investments and foreign currency transactions	363,731	(1,159,677)

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	585,385	2,254,505

Net Increase in Net Assets Resulting from Operations	2,778,692	3,724,564

Capital Share Transactions

Proceeds from sales of shares	4,436,725	155,355,075

Cost of shares redeemed	(8,955,435)	(15,971,119)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(4,518,710)	139,383,956

Net Increase/(Decrease) in Net Assets	(1,740,018)	143,108,520

Net Assets

Beginning of period	143,108,520	—

End of period	$141,368,502	$143,108,520

Other Information:

Shares

Sold	430,809	15,535,623

Redeemed	(877,731)	(1,591,148)

Net Increase/(Decrease)	(446,922)	13,944,475

[1]	Commenced operations on May 2, 2022.

6	The accompanying notes are an integral part of these financial statements.

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7

FINANCIAL INFORMATION — GUARDIAN EQUITY INCOME VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain	Total Operations	Net Asset Value, End of Period	Total Return(2),(3)

Six Months Ended 6/30/23	$10.26	$0.13	$0.08	$0.21	$10.47	2.05%

Period Ended 12/31/22(5)	10.00	0.18	0.08	0.26	10.26	2.60%

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN EQUITY INCOME VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3),(4)	Gross Ratio of Expenses to Average Net Assets(3)	Net Ratio of Net Investment Income to Average Net Assets(3),(4)	Gross Ratio of Net Investment Income to Average Net Assets(3)	Portfolio Turnover Rate(3)

$141,369	0.55%	0.64%	2.63%	2.54%	17%

143,109	0.54%	0.64%	2.68%	2.58%	36%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2022, certain non-recurring fees (i.e., audit fees) are not annualized.

(4)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(5)	Commenced operations on May 2, 2022.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN EQUITY INCOME VIP FUND

June 30, 2023 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Equity Income VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on May 2, 2022. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks a high level of current income consistent with growth of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN EQUITY INCOME VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2023, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2023 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2023, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2023, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN EQUITY INCOME VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.50% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2024 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.55% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2023, Park Avenue waived fees and/or paid Fund expenses in the amount of $63,050.

Park Avenue has entered into a Sub-Advisory Agreement with Wellington Management Company LLP (“Wellington”). Wellington is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN EQUITY INCOME VIP FUND

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $23,182,631 and $25,728,794, respectively, for the six months ended June 30, 2023. During the six months ended June 30, 2023, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 5, 2024. The Fund did not utilize the credit facility during the six months ended June 30, 2023.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN EQUITY INCOME VIP FUND

provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has adversely impacted both local and global economies, including those in which the

Fund may invest. These impacts include materially reduced consumer demand and economic output, disrupted supply chains, market closures, travel restrictions and quarantines, and strained healthcare systems. The Fund’s operations may be interrupted as a result, which may have a negative impact on the Fund’s investment performance.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”)

Previously approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and otherwise support carrying out the Administrator’s liquidity risk management responsibilities under the Program.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually, taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified, no less than monthly, into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value.

The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets that must be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 29-30, 2023, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented and the investment strategies for each Fund continue to be appropriate since its inception. In addition, the Report summarized the operation of the Program and the information and factors considered by the Administrator in its assessment of the Program’s implementation, such as the liquidity risk assessment framework and liquidity classification methodologies.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 29-30, 2023 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-Advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-Advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Small Cap Core VIP Fund; (ii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund; (iii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iv) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (v) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (vi) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vii) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (viii) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (ix) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (xi) FIAM LLC with respect to Guardian Select Mid Cap Core VIP Fund; and (xii) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting, (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-Adviser) with respect to Guardian International Equity VIP Fund for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses

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SUPPLEMENTAL INFORMATION (UNAUDITED)

from the Manager and each Sub-Adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-Advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-Adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-Advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-Advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-Adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-Advisers to the COVID-19 pandemic, including the continuation of remote work arrangements and return-to-office plans. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-Advisers with respect to the services that the Sub-Advisers would provide under the Sub-Advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-Advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-Advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment

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SUPPLEMENTAL INFORMATION (UNAUDITED)

advisory services provided by the Sub-Advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-Advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-Advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-Adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-Advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-Adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-Advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-Advisers, but noted that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-Advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-Advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in

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SUPPLEMENTAL INFORMATION (UNAUDITED)

light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-Advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-Advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-Advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 4th quintile for its performance universe for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 5-year periods and in the 4th quintile for 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•

The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark

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index for the 1-year period. The Board note that the Fund’s performance was lower than the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The

Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and that the actual total expenses were in the 4th quintile.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was lower than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 2nd quintile of its performance universe for the 3-year period and in the 3rd quintile of its performance universe for the 5-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was higher than the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that the actual total expenses were in the 3rd quintile.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year, 3-year and 5-year periods.
•	The Board noted that the contractual management fee, the actual management fee and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 4th quintile of its performance universe for the 3-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile of its performance universe for the 5-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for

21

SUPPLEMENTAL INFORMATION (UNAUDITED)

the 1-year and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile and the actual total expenses were in the 3rd quintile.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and the actual management fee and the actual total expenses were in the 1st quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile and the actual management fee was in the 2nd quintile.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and actual total expenses were in the 3rd quintile of the expense group and the actual management fee was in the 1st quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

22

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

23

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB11739

Guardian Variable

Products Trust

2023

Semiannual Report

All Data as of June 30, 2023

Guardian Select Mid Cap Core VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Select Mid Cap Core VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2023. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN SELECT MID CAP CORE VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $227,051,043

Sector Allocation[1] As of June 30, 2023

Top Ten Holdings[2] As of June 30, 2023

Holding	% of Total Net Assets
Bancorp, Inc.	1.57%
WESCO International, Inc.	1.40%
Regal Rexnord Corp.	1.35%
Landstar System, Inc.	1.32%
Five Below, Inc.	1.30%
CACI International, Inc., Class A	1.29%
WillScot Mobile Mini Holdings Corp.	1.29%
KBR, Inc.	1.27%
Aramark	1.23%
Flowserve Corp.	1.20%
Total	13.22%

[1]	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
[2]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23-6/30/23	Expense Ratio During Period 1/1/23-6/30/23
Based on Actual Return	$1,000.00	$1,090.20	$4.51	0.87%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,020.48	$4.36	0.87%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

June 30, 2023 (unaudited)	Shares	Value
Common Stocks – 97.7%

Aerospace & Defense – 2.4%

HEICO Corp., Class A	18,736	$2,634,281

Howmet Aerospace, Inc.	27,450	1,360,422

Spirit AeroSystems Holdings, Inc., Class A	48,940	1,428,559

		5,423,262
Automobile Components – 1.4%

Adient PLC(1)	27,275	1,045,178

Lear Corp.	13,130	1,884,811

Novem Group SA (Luxembourg)	20,072	225,052

		3,155,041
Automobiles – 0.5%

Harley-Davidson, Inc.	29,825	1,050,138

		1,050,138
Banks – 5.1%

Associated Banc-Corp	55,701	904,027

Axos Financial, Inc.(1)	7,135	281,404

Bancorp, Inc.(1)	109,219	3,566,000

Cadence Bank	34,432	676,245

East West Bancorp, Inc.	14,780	780,236

First Interstate BancSystem, Inc., Class A	10,587	252,394

Pathward Financial, Inc.	18,624	863,409

Piraeus Financial Holdings SA (Greece)(1)	114,146	374,864

Popular, Inc.	25,621	1,550,583

Synovus Financial Corp.	10,321	312,210

Wintrust Financial Corp.	8,609	625,186

Zions Bancorporation NA	49,317	1,324,655

		11,511,213
Beverages – 0.5%

Boston Beer Co., Inc., Class A(1)	1,585	488,877

Celsius Holdings, Inc.(1)	4,778	712,830

		1,201,707
Biotechnology – 0.6%

United Therapeutics Corp.(1)	6,100	1,346,575

		1,346,575
Building Products – 1.2%

Carlisle Cos., Inc.	10,376	2,661,755

		2,661,755
Capital Markets – 0.8%

Interactive Brokers Group, Inc., Class A	18,553	1,541,198

Patria Investments Ltd., Class A	20,443	292,335

		1,833,533
Chemicals – 2.1%

Ashland, Inc.	14,986	1,302,433

RPM International, Inc.	22,472	2,016,413

Westlake Corp.	11,227	1,341,290

		4,660,136

June 30, 2023 (unaudited)	Shares	Value
Commercial Services & Supplies – 0.8%

Brink’s Co.	27,676	$1,877,263

		1,877,263
Construction & Engineering – 1.4%

MDU Resources Group, Inc.	15,324	320,884

WillScot Mobile Mini Holdings Corp.(1)	61,115	2,920,686

		3,241,570
Construction Materials – 1.0%

Eagle Materials, Inc.	11,070	2,063,669

Knife River Corp.(1)	3,831	166,649

		2,230,318
Consumer Finance – 1.1%

FirstCash Holdings, Inc.	4,916	458,810

NerdWallet, Inc., Class A(1)	20,772	195,465

OneMain Holdings, Inc.	40,939	1,788,625

		2,442,900
Consumer Staples Distribution & Retail – 2.5%

Albertsons Cos., Inc., Class A	4,424	96,532

BJ’s Wholesale Club Holdings, Inc.(1)	21,167	1,333,733

Casey’s General Stores, Inc.	2,846	694,082

Performance Food Group Co.(1)	30,121	1,814,489

Sprouts Farmers Market, Inc.(1)	16,081	590,655

US Foods Holding Corp.(1)	26,109	1,148,796

		5,678,287
Diversified Consumer Services – 0.8%

H&R Block, Inc.	28,393	904,885

Service Corp. International	13,634	880,620

		1,785,505
Diversified Telecommunication Services – 0.4%

Frontier Communications Parent, Inc.(1)	7,628	142,186

Iridium Communications, Inc.	12,630	784,576

		926,762
Electric Utilities – 0.6%

ALLETE, Inc.	8,933	517,846

OGE Energy Corp.	8,791	315,685

PNM Resources, Inc.	14,148	638,075

		1,471,606
Electrical Equipment – 1.3%

Regal Rexnord Corp.	19,822	3,050,606

		3,050,606
Electronic Equipment, Instruments & Components – 1.9%

Avnet, Inc.	22,811	1,150,815

Cognex Corp.	25,449	1,425,653

Jabil, Inc.	6,600	712,338

Trimble, Inc.(1)	10,783	570,852

TTM Technologies, Inc.(1)	33,845	470,445

		4,330,103
Energy Equipment & Services – 1.1%

ChampionX Corp.	51,465	1,597,474

Liberty Energy, Inc.	66,203	885,134

		2,482,608

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

June 30, 2023 (unaudited)	Shares	Value
Entertainment – 0.3%

Endeavor Group Holdings, Inc., Class A(1)	10,319	$246,831

Liberty Media Corp-Liberty Formula One, Class C(1)	3,846	289,527

Warner Music Group Corp., Class A	7,946	207,311

		743,669
Financial Services – 3.2%

AvidXchange Holdings, Inc.(1)	55,719	578,363

Cairo Mezz PLC (Cyprus)(1)	729,530	95,498

Cannae Holdings, Inc.(1)	21,118	426,795

Essent Group Ltd.	35,409	1,657,141

MGIC Investment Corp.	45,062	711,529

Nuvei Corp. (Canada)(1)(2)	12,503	369,215

Repay Holdings Corp.(1)	44,719	350,150

Shift4 Payments, Inc., Class A(1)	5,124	347,971

UWM Holdings Corp.	116,580	652,848

Voya Financial, Inc.	15,360	1,101,466

WEX, Inc.(1)	5,949	1,083,134

		7,374,110
Food Products – 1.2%

Bunge Ltd.	983	92,746

Darling Ingredients, Inc.(1)	17,821	1,136,802

Freshpet, Inc.(1)	2,789	183,544

Ingredion, Inc.	8,082	856,288

Nomad Foods Ltd.(1)	8,356	146,397

Post Holdings, Inc.(1)	2,541	220,178

Sovos Brands, Inc.(1)	8,551	167,257

		2,803,212
Gas Utilities – 0.9%

Atmos Energy Corp.	1,397	162,527

National Fuel Gas Co.	8,737	448,732

ONE Gas, Inc.	4,682	359,625

Southwest Gas Holdings, Inc.	11,982	762,654

UGI Corp.	11,304	304,869

		2,038,407
Ground Transportation – 2.5%

Landstar System, Inc.	15,598	3,003,239

RXO, Inc.(1)	32,931	746,546

XPO, Inc.(1)	32,801	1,935,259

		5,685,044
Health Care Equipment & Supplies – 2.9%

ICU Medical, Inc.(1)	6,300	1,122,597

Masimo Corp.(1)	13,300	2,188,515

Nevro Corp.(1)	17,500	444,850

Penumbra, Inc.(1)	6,850	2,356,811

Tandem Diabetes Care, Inc.(1)	22,000	539,880

		6,652,653
Health Care Providers & Services – 3.2%

Acadia Healthcare Co., Inc.(1)	22,000	1,752,080

agilon health, Inc.(1)	54,000	936,360

Alignment Healthcare, Inc.(1)	80,000	460,000

June 30, 2023 (unaudited)	Shares	Value
Health Care Providers & Services (continued)

Chemed Corp.	1,550	$839,588

Molina Healthcare, Inc.(1)	3,100	933,844

Privia Health Group, Inc.(1)	40,000	1,044,400

Surgery Partners, Inc.(1)	30,000	1,349,700

		7,315,972
Health Care REITs – 1.2%

Omega Healthcare Investors, Inc.	36,050	1,106,375

Ventas, Inc.	34,763	1,643,247

		2,749,622
Health Care Technology – 0.4%

Evolent Health, Inc., Class A(1)	30,000	909,000

		909,000
Hotel & Resort REITs – 0.3%

Ryman Hospitality Properties, Inc.	6,720	624,422

		624,422
Hotels, Restaurants & Leisure – 5.3%

Aramark	64,886	2,793,342

Brinker International, Inc.(1)	13,746	503,104

Caesars Entertainment, Inc.(1)	25,525	1,301,009

Churchill Downs, Inc.	19,416	2,702,125

Domino’s Pizza, Inc.	3,900	1,314,261

Planet Fitness, Inc., Class A(1)	9,958	671,568

Red Rock Resorts, Inc., Class A	4,690	219,398

Vail Resorts, Inc.	3,011	758,049

Wyndham Hotels & Resorts, Inc.	27,283	1,870,795

		12,133,651
Household Durables – 2.0%

Leggett & Platt, Inc.	23,787	704,571

Mohawk Industries, Inc.(1)	8,837	911,625

NVR, Inc.(1)	175	1,111,359

Taylor Morrison Home Corp.(1)	36,203	1,765,620

		4,493,175
Household Products – 0.3%

Energizer Holdings, Inc.	13,032	437,615

Reynolds Consumer Products, Inc.	6,116	172,777

		610,392
Independent Power and Renewable Electricity Producers – 0.3%

NextEra Energy Partners LP	3,388	198,672

Ormat Technologies, Inc.	5,292	425,795

		624,467
Industrial REITs – 1.3%

EastGroup Properties, Inc.	11,990	2,081,464

Terreno Realty Corp.	15,010	902,101

		2,983,565
Insurance – 3.3%

American Financial Group, Inc.	10,495	1,246,281

BRP Group, Inc., Class A(1)	39,633	982,106

Fairfax Financial Holdings Ltd. (Canada)	1,040	779,001

Globe Life, Inc.	4,156	455,581

Primerica, Inc.	8,213	1,624,203

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

June 30, 2023 (unaudited)	Shares	Value
Insurance (continued)

Reinsurance Group of America, Inc.	918	$127,317

Talanx AG (Germany)	7,800	447,167

Unum Group	36,354	1,734,086

		7,395,742
Interactive Media & Services – 0.2%

IAC, Inc.(1)	1,143	71,780

TripAdvisor, Inc.(1)	6,080	100,259

Ziff Davis, Inc.(1)	5,344	374,401

		546,440
IT Services – 2.6%

Akamai Technologies, Inc.(1)	10,289	924,673

EPAM Systems, Inc.(1)	5,200	1,168,700

GoDaddy, Inc., Class A(1)	12,732	956,555

MongoDB, Inc.(1)	2,700	1,109,673

Twilio, Inc., Class A(1)	19,400	1,234,228

Wix.com Ltd.(1)	6,475	506,604

		5,900,433
Life Sciences Tools & Services – 1.6%

10X Genomics, Inc., Class A(1)	15,000	837,600

Bruker Corp.	21,800	1,611,456

Repligen Corp.(1)	8,600	1,216,556

		3,665,612
Machinery – 7.6%

AGCO Corp.	17,040	2,239,397

Allison Transmission Holdings, Inc.	13,856	782,310

Chart Industries, Inc.(1)	7,660	1,223,991

Crane Co.	15,500	1,381,360

Crane NXT Co.	15,190	857,324

Dover Corp.	7,690	1,135,428

Esab Corp.	35,730	2,377,474

Flowserve Corp.	73,505	2,730,711

IDEX Corp.	11,029	2,374,102

ITT, Inc.	22,441	2,091,726

		17,193,823
Marine Transportation – 0.8%

Kirby Corp.(1)	23,692	1,823,099

		1,823,099
Media – 0.9%

Cable One, Inc.	774	508,580

Interpublic Group of Cos., Inc.	8,054	310,723

New York Times Co., Class A	15,879	625,315

Nexstar Media Group, Inc.	3,694	615,236

TEGNA, Inc.	5,725	92,974

		2,152,828
Metals & Mining – 2.7%

Alcoa Corp.	31,253	1,060,414

Cleveland-Cliffs, Inc.(1)	65,331	1,094,948

Lundin Mining Corp. (Chile)	104,965	822,447

Reliance Steel & Aluminum Co.	9,456	2,568,155

Royal Gold, Inc.	5,174	593,872

		6,139,836

June 30, 2023 (unaudited)	Shares	Value
Multi-Utilities – 0.8%

Black Hills Corp.	13,978	$842,314

NorthWestern Corp.	15,948	905,209

		1,747,523
Office REITs – 0.5%

Postal Realty Trust, Inc., Class A	84,328	1,240,465

		1,240,465
Oil, Gas & Consumable Fuels – 2.7%

Chord Energy Corp.	7,190	1,105,822

Denbury, Inc.(1)	10,251	884,251

EQT Corp.	25,045	1,030,101

HF Sinclair Corp.	30,582	1,364,263

Northern Oil and Gas, Inc.	29,551	1,014,190

Targa Resources Corp.	9,576	728,734

		6,127,361
Paper & Forest Products – 0.9%

Louisiana-Pacific Corp.	25,727	1,929,010

		1,929,010
Passenger Airlines – 0.2%

JetBlue Airways Corp.(1)	62,230	551,358

		551,358
Personal Care Products – 0.5%

Beauty Health Co.(1)	56,000	468,720

BellRing Brands, Inc.(1)	16,146	590,944

		1,059,664
Professional Services – 3.1%

CACI International, Inc., Class A(1)	8,590	2,927,815

Ceridian HCM Holding, Inc.(1)	11,846	793,327

FTI Consulting, Inc.(1)	2,350	446,970

KBR, Inc.	44,200	2,875,652

		7,043,764
Real Estate Management & Development – 0.5%

Doma Holdings, Inc.(1)	5,518	27,258

Jones Lang LaSalle, Inc.(1)	7,670	1,194,986

WeWork, Inc., Class A(1)	51,400	13,128

		1,235,372
Residential REITs – 0.7%

Equity LifeStyle Properties, Inc.	6,997	468,029

Essex Property Trust, Inc.	4,540	1,063,722

		1,531,751
Retail REITs – 1.1%

SITE Centers Corp.	82,174	1,086,340

Spirit Realty Capital, Inc.	29,490	1,161,316

Tanger Factory Outlet Centers, Inc.	9,810	216,507

		2,464,163
Semiconductors & Semiconductor Equipment – 0.3%

SolarEdge Technologies, Inc.(1)	2,620	704,911

		704,911
Software – 4.8%

Aspen Technology, Inc.(1)	2,843	476,515

BILL Holdings, Inc.(1)	8,000	934,800

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

June 30, 2023 (unaudited)	Shares	Value
Software (continued)

Blackbaud, Inc.(1)	17,837	$1,269,638

Blend Labs, Inc., Class A(1)	166,601	157,804

Elastic NV(1)	16,628	1,066,187

Five9, Inc.(1)	19,400	1,599,530

Gen Digital, Inc.	52,503	973,931

Guidewire Software, Inc.(1)	8,028	610,770

HubSpot, Inc.(1)	1,800	957,762

PTC, Inc.(1)	5,326	757,890

Tenable Holdings, Inc.(1)	26,573	1,157,254

Workiva, Inc.(1)	9,021	917,075

		10,879,156
Specialized REITs – 1.8%

CubeSmart	55,569	2,481,712

Lamar Advertising Co., Class A	15,310	1,519,517

		4,001,229
Specialty Retail – 2.3%

Burlington Stores, Inc.(1)	3,035	477,679

Five Below, Inc.(1)	15,033	2,954,586

Foot Locker, Inc.	22,466	609,053

Valvoline, Inc.	28,928	1,085,089

		5,126,407
Technology Hardware, Storage & Peripherals – 0.2%

Western Digital Corp.(1)	13,738	521,082

		521,082
Textiles, Apparel & Luxury Goods – 2.1%

Capri Holdings Ltd.(1)	22,533	808,709

Levi Strauss & Co., Class A	11,726	169,206

PRADA SpA (Italy)	106,884	716,233

PVH Corp.	17,221	1,463,268

Tapestry, Inc.	36,701	1,570,803

		4,728,219
Trading Companies & Distributors – 2.1%

Air Lease Corp.	39,840	1,667,304

WESCO International, Inc.	17,789	3,185,298

		4,852,602
Water Utilities – 0.6%

Essential Utilities, Inc.	31,609	1,261,515

		1,261,515

Total Common Stocks (Cost $219,152,044)		221,925,614

	Principal Amount	Value
Corporate Bonds & Notes – 0.1%

Commercial Services – 0.1%

Affirm Holdings, Inc., Convertible 0.000% due 11/15/2026(3)	$265,000	$195,835

Total Corporate Bonds & Notes (Cost $177,922)		195,835
U.S. Treasury Bills – 0.1%

U.S. Treasury Bill 5.177% due 9/7/2023(4)	70,000	69,335
5.218% due 9/21/2023(4)	70,000	69,195

Total U.S. Treasury Bills (Cost $138,506)		138,530
Repurchase Agreements – 1.1%

Fixed Income Clearing Corp., 1.52%, dated 6/30/2023, proceeds at maturity value of $2,599,735, due 7/3/2023(5)	2,599,406	2,599,406

Total Repurchase Agreements (Cost $2,599,406)		2,599,406

Total Investments – 99.0% (Cost $222,067,878)		224,859,385

Assets in excess of other liabilities – 1.0%		2,191,658

Total Net Assets – 100.0%		$227,051,043

(1)	Non–income–producing security.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2023, the aggregate market value of these securities amounted to $369,215, representing 0.2% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Zero coupon bond.
(4)	Interest rate shown reflects the discount rate at time of purchase.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.625%	3/15/2026	$2,612,800	$2,651,406

Legend:

REITs — Real Estate Investment Trusts

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$220,066,800	$1,858,814	*	$—	$221,925,614
Corporate Bonds & Notes	—	195,835		—	195,835
U.S. Treasury Bills	—	138,530		—	138,530
Repurchase Agreements	—	2,599,406		—	2,599,406
Total	$220,066,800	$4,792,585		$—	$224,859,385

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — GUARDIAN SELECT MID CAP CORE VIP FUND

Statement of Assets and Liabilities As of June 30, 2023 (unaudited)
Assets

Investments, at value	$224,859,385

Receivable for investments sold	2,634,783

Dividends/interest receivable	261,889

Reimbursement receivable from adviser	7,269

Foreign tax reclaims receivable	5,634

Cash deposits with brokers for futures contracts	4,866

Prepaid expenses	2,572

Total Assets	227,776,398

Liabilities

Payable for investments purchased	441,631

Investment advisory fees payable	97,173

Payable for fund shares redeemed	67,543

Distribution fees payable	45,836

Accrued custodian and accounting fees	28,774

Accrued audit fees	13,978

Accrued trustees’ and officers’ fees	4,047

Accrued expenses and other liabilities	26,373

Total Liabilities	725,355

Total Net Assets	$227,051,043

Net Assets Consist of:

Paid-in capital	$242,665,183

Distributable loss	(15,614,140)

Total Net Assets	$227,051,043

Investments, at Cost	$222,067,878

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	24,075,114

Net Asset Value Per Share	$9.43

Statement of Operations For the Six Months Ended June 30, 2023 (unaudited)
Investment Income

Dividends	$1,718,700

Interest	38,441

Withholding taxes on foreign dividends	(10,590)

Total Investment Income	1,746,551

Expenses

Investment advisory fees	577,618

Distribution fees	272,461

Custodian and accounting fees	44,641

Professional fees	34,170

Trustees’ and officers’ fees	27,435

Administrative fees	17,418

Transfer agent fees	7,743

Shareholder reports	5,379

Other expenses	6,049

Total Expenses	992,914

Less: Fees waived	(44,749)

Total Expenses, Net	948,165

Net Investment Income/(Loss)	798,386

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments, Derivative Contracts and Foreign Currency Transactions

Net realized gain/(loss) from investments	(12,215,388)

Net realized gain/(loss) from futures contracts	(75,441)

Net realized gain/(loss) from foreign currency transactions	296

Net change in unrealized appreciation/(depreciation) on investments	31,433,023

Net change in unrealized appreciation/(depreciation) on futures contracts	714

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	1

Net Gain on Investments, Derivative Contracts and Foreign Currency Transactions	19,143,205

Net Increase in Net Assets Resulting From Operations	$19,941,591

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SELECT MID CAP CORE VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/23	For the Year Ended 12/31/22

Operations

Net investment income/(loss)	$798,386	$1,615,935

Net realized gain/(loss) from investments, derivative contracts and foreign currency transactions	(12,290,533)	(9,157,592)

Net change in unrealized appreciation/(depreciation) on investments, derivative contracts and translation of assets and liabilities in foreign currencies	31,433,738	(30,049,076)

Net Increase/(Decrease) in Net Assets Resulting from Operations	19,941,591	(37,590,733)

Capital Share Transactions

Proceeds from sales of shares	13,427,413	41,570,400

Cost of shares redeemed	(24,416,568)	(47,730,311)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(10,989,155)	(6,159,911)

Net Increase/(Decrease) in Net Assets	8,952,436	(43,750,644)

Net Assets

Beginning of period	218,098,607	261,849,251

End of period	$227,051,043	$218,098,607

Other Information:

Shares

Sold	1,511,150	4,545,332

Redeemed	(2,643,965)	(5,326,228)

Net Decrease	(1,132,815)	(780,896)

The accompanying notes are an integral part of these financial statements.	9

FINANCIAL INFORMATION — GUARDIAN SELECT MID CAP CORE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/23	$8.65	$0.03	$0.75	$0.78	$9.43	9.02	%(4)

Year Ended 12/31/22	10.08	0.06	(1.49)	(1.43)	8.65	(14.19)%

Period Ended 12/31/21(5)	10.00	0.02	0.06	0.08	10.08	0.80	%(4)

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SELECT MID CAP CORE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets(3)	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$227,051	0.87%(4)	0.91%(4)	0.73%(4)	0.69%(4)	29%	(4)

218,099	0.87%	0.90%	0.69%	0.66%	74%

261,849	0.82%(4)	0.90%(4)	0.96%(4)	0.88%(4)	93%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2021, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on October 25, 2021.

The accompanying notes are an integral part of these financial statements.	11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

June 30, 2023 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Select Mid Cap Core VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 25, 2021. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long term growth of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Exchange-traded financial futures contracts are valued at the last settlement price on the market where they are primarily traded.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2023, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2023 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2023, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.53% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2024 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.87% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2023, Park Avenue waived fees and/or paid Fund expenses in the amount of $44,749.

Park Avenue has entered into a Sub-Advisory Agreement with FIAM LLC (“FIAM”). FIAM is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2023, the Fund paid distribution fees in the amount of $272,461 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $62,670,923 and $75,456,062, respectively, for the six months ended June 30, 2023. During the six months ended June 30, 2023, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Disclosures About Derivative Instruments and Hedging Activities The Fund entered into equity futures contracts for the six months ended June 30, 2023 to equitize cash and keep the Fund fully invested. Using futures contracts involves various risks, including market, interest rate and equity risks. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with the changes in the value of the underlying securities. To the extent that market prices move in an unexpected direction, there is

15

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

a risk that a Fund will not achieve the anticipated benefits of the futures contract or may realize a loss.

Transactions in derivative investments for the six months ended June 30, 2023 were as follows:

Equity Contracts

Net Realized Gain/(Loss)
Futures Contracts[1]	$(75,441)

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[2]	$714

Average Number of Notional Amounts
Futures Contracts[3]	2
[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[3]	Amount represents number of contracts.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds

Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 5, 2024. The Fund did not utilize the credit facility during the six months ended June 30, 2023.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has adversely impacted both local and global economies, including those in which the Fund may invest. These impacts include materially reduced consumer demand and economic output, disrupted supply chains, market closures, travel restrictions and quarantines, and strained healthcare systems. The Fund’s operations may be interrupted as a result, which may have a negative impact on the Fund’s investment performance.

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) Previously approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and otherwise support carrying out the Administrator’s liquidity risk management responsibilities under the Program.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually, taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified, no less than monthly, into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets that must be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 29-30, 2023, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented and the investment strategies for each Fund continue to be appropriate since its inception. In addition, the Report summarized the operation of the Program and the information and factors considered by the Administrator in its assessment of the Program’s implementation, such as the liquidity risk assessment framework and liquidity classification methodologies.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 29-30, 2023 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-Advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-Advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Small Cap Core VIP Fund; (ii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund; (iii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iv) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (v) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (vi) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vii) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (viii) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (ix) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (xi) FIAM LLC with respect to Guardian Select Mid Cap Core VIP Fund; and (xii) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting, (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-Adviser) with respect to Guardian International Equity VIP Fund for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses

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SUPPLEMENTAL INFORMATION (UNAUDITED)

from the Manager and each Sub-Adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-Advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-Adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-Advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-Advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-Adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-Advisers to the COVID-19 pandemic, including the continuation of remote work arrangements and return-to-office plans. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-Advisers with respect to the services that the Sub-Advisers would provide under the Sub-Advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-Advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-Advisers. The Trustees also considered, among other things, the terms of the

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Sub-advisory Agreements and the range of investment advisory services provided by the Sub-Advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-Advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-Advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-Adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-Advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-Adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-Advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-Advisers, but noted that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-Advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-Advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in

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SUPPLEMENTAL INFORMATION (UNAUDITED)

light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-Advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-Advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-Advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 4th quintile for its performance universe for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 5-year periods and in the 4th quintile for 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•

The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark

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SUPPLEMENTAL INFORMATION (UNAUDITED)

index for the 1-year period. The Board note that the Fund’s performance was lower than the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The

Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and that the actual total expenses were in the 4th quintile.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was lower than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 2nd quintile of its performance universe for the 3-year period and in the 3rd quintile of its performance universe for the 5-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was higher than the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that the actual total expenses were in the 3rd quintile.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year, 3-year and 5-year periods.
•	The Board noted that the contractual management fee, the actual management fee and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 4th quintile of its performance universe for the 3-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile of its performance universe for the 5-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that

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SUPPLEMENTAL INFORMATION (UNAUDITED)

the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile and the actual total expenses were in the 3rd quintile.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and the actual management fee and the actual total expenses were in the 1st quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile and the actual management fee was in the 2nd quintile.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and actual total expenses were in the 3rd quintile of the expense group and the actual management fee was in the 1st quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

25

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB11408

Guardian Variable

Products Trust

2023

Semiannual Report

All Data as of June 30, 2023

Guardian Small-Mid Cap Core VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Small-Mid Cap Core VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2023. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN SMALL-MID CAP CORE VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $293,173,624

Sector Allocation[1] As of June 30, 2023

Top Ten Holdings[2] As of June 30, 2023

Holding	% of Total Net Assets
Atkore, Inc.	3.20%
Carlisle Cos., Inc.	2.64%
Masonite International Corp.	2.45%
AZEK Co., Inc.	2.03%
Marvell Technology, Inc.	2.00%
MTU Aero Engines AG	1.94%
United Rentals, Inc.	1.91%
Sun Communities, Inc. REIT	1.89%
ON Semiconductor Corp.	1.80%
HealthEquity, Inc.	1.77%
Total	21.63%

[1]	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
[2]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 - 6/30/23	Expense Ratio During Period 1/1/23 - 6/30/23
Based on Actual Return	$1,000.00	$1,085.20	$4.81	0.93%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,020.18	$4.66	0.93%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

June 30, 2023 (unaudited)	Shares	Value
Common Stocks – 97.7%

Aerospace & Defense – 3.2%

Melrose Industries PLC (United Kingdom)	550,046	$3,540,775

MTU Aero Engines AG (Germany)	21,992	5,698,228

		9,239,003
Banks – 1.7%

Pinnacle Financial Partners, Inc.	37,117	2,102,678

Webster Financial Corp.	79,755	3,010,751

		5,113,429
Biotechnology – 0.2%

Sage Therapeutics, Inc.(1)	13,918	654,424

		654,424
Building Products – 7.1%

AZEK Co., Inc.(1)	196,737	5,959,164

Carlisle Cos., Inc.	30,189	7,744,384

Masonite International Corp.(1)	70,094	7,180,429

		20,883,977
Capital Markets – 2.2%

Cboe Global Markets, Inc.	27,105	3,740,761

Raymond James Financial, Inc.	24,774	2,570,798

		6,311,559
Chemicals – 3.3%

Ashland, Inc.	57,175	4,969,079

Westlake Corp.	39,253	4,689,556

		9,658,635
Commercial Services & Supplies – 2.1%

Republic Services, Inc.	18,070	2,767,782

Stericycle, Inc.(1)	75,986	3,528,790

		6,296,572
Construction & Engineering – 1.2%

API Group Corp.(1)	123,901	3,377,541

		3,377,541
Containers & Packaging – 1.5%

Crown Holdings, Inc.	51,474	4,471,546

		4,471,546
Diversified Consumer Services – 1.3%

Service Corp. International	59,570	3,847,626

		3,847,626
Electrical Equipment – 4.0%

Atkore, Inc.(1)	60,096	9,371,370

Regal Rexnord Corp.	15,626	2,404,842

		11,776,212
Electronic Equipment, Instruments & Components – 1.7%

Teledyne Technologies, Inc.(1)	12,231	5,028,286

		5,028,286
Entertainment – 1.2%

Warner Music Group Corp., Class A	130,110	3,394,570

		3,394,570
Financial Services – 1.3%

Essent Group Ltd.	81,522	3,815,230

		3,815,230

June 30, 2023 (unaudited)	Shares	Value
Food Products – 1.3%

Nomad Foods Ltd.(1)	222,037	$3,890,088

		3,890,088
Health Care Equipment & Supplies – 4.4%

Haemonetics Corp.(1)	40,988	3,489,718

Integer Holdings Corp.(1)	56,828	5,035,529

LivaNova PLC(1)	86,948	4,471,736

		12,996,983
Health Care Providers & Services – 2.6%

HealthEquity, Inc.(1)	82,045	5,180,321

Humana, Inc.	5,629	2,516,895

		7,697,216
Health Care Technology – 0.8%

Schrodinger, Inc.(1)	45,206	2,256,684

		2,256,684
Hotels, Restaurants & Leisure – 1.4%

Planet Fitness, Inc., Class A(1)	59,580	4,018,075

		4,018,075
Household Durables – 1.1%

Mohawk Industries, Inc.(1)	32,593	3,362,294

		3,362,294
Household Products – 1.3%

Church & Dwight Co., Inc.	37,376	3,746,196

		3,746,196
Industrial REITs – 1.6%

Terreno Realty Corp.	78,800	4,735,880

		4,735,880
Insurance – 5.9%

Arch Capital Group Ltd.(1)	66,852	5,003,872

Axis Capital Holdings Ltd.	81,157	4,368,682

First American Financial Corp.	62,295	3,552,061

Reinsurance Group of America, Inc.	32,483	4,505,067

		17,429,682
Interactive Media & Services – 0.9%

Bumble, Inc., Class A(1)	149,452	2,507,805

		2,507,805
IT Services – 1.3%

Okta, Inc.(1)	56,874	3,944,212

		3,944,212
Life Sciences Tools & Services – 3.8%

Azenta, Inc.(1)	80,653	3,764,882

Bio-Rad Laboratories, Inc., Class A(1)	11,954	4,532,001

Codexis, Inc.(1)	115,353	322,988

Sotera Health Co.(1)	126,321	2,379,888

		10,999,759
Machinery – 1.3%

Ingersoll Rand, Inc.	57,779	3,776,435

		3,776,435
Metals & Mining – 1.8%

Reliance Steel & Aluminum Co.	8,127	2,207,212

Steel Dynamics, Inc.	26,863	2,926,186

		5,133,398

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

June 30, 2023 (unaudited)	Shares	Value
Personal Care Products – 0.1%

Honest Co., Inc.(1)	239,944	$403,106

		403,106
Professional Services – 5.2%

CACI International, Inc., Class A(1)	11,476	3,911,480

Dun & Bradstreet Holdings, Inc.	262,255	3,034,290

Genpact Ltd.	95,798	3,599,131

TransUnion	59,096	4,628,990

		15,173,891
Residential REITs – 5.0%

American Homes 4 Rent, Class A	137,889	4,888,165

Apartment Income REIT Corp.	113,747	4,105,129

Sun Communities, Inc.	42,574	5,554,204

		14,547,498
Semiconductors & Semiconductor Equipment – 3.8%

Marvell Technology, Inc.	97,995	5,858,141

ON Semiconductor Corp.(1)	55,903	5,287,306

		11,145,447
Software – 8.8%

8x8, Inc.(1)	175,865	743,909

Black Knight, Inc.(1)	66,631	3,979,870

Instructure Holdings, Inc.(1)	138,311	3,479,905

New Relic, Inc.(1)	48,941	3,202,699

PagerDuty, Inc.(1)	188,582	4,239,323

Q2 Holdings, Inc.(1)	107,647	3,326,292

Riskified Ltd., Class A(1)	184,512	896,728

SPS Commerce, Inc.(1)	17,664	3,392,548

WalkMe Ltd.(1)	254,580	2,443,968

		25,705,242
Specialized REITs – 3.7%

Life Storage, Inc.	13,185	1,753,078

SBA Communications Corp.	18,577	4,305,405

VICI Properties, Inc.	153,325	4,819,005

		10,877,488
Specialty Retail – 5.3%

Burlington Stores, Inc.(1)	30,085	4,735,078

Leslie’s, Inc.(1)	382,184	3,588,708

National Vision Holdings, Inc.(1)	113,991	2,768,842

Revolve Group, Inc.(1)	165,725	2,717,890

Tractor Supply Co.	8,353	1,846,848

		15,657,366

June 30, 2023 (unaudited)	Shares	Value
Textiles, Apparel & Luxury Goods – 1.1%

Deckers Outdoor Corp.(1)	5,956	$3,142,743

		3,142,743
Trading Companies & Distributors – 3.2%

Air Lease Corp.	89,212	3,733,522

United Rentals, Inc.	12,550	5,589,394

		9,322,916

Total Common Stocks (Cost $303,262,894)		286,339,014
Exchange–Traded Funds – 1.3%

SPDR S&P Biotech ETF	45,865	3,815,968

Total Exchange–Traded Funds (Cost $4,748,414)		3,815,968

	Principal Amount	Value
Repurchase Agreements – 1.5%

Fixed Income Clearing Corp., 1.52%, dated 6/30/2023, proceeds at maturity value of $4,541,076, due 7/3/2023(2)	$4,540,501	4,540,501

Total Repurchase Agreements (Cost $4,540,501)		4,540,501

Total Investments – 100.5% (Cost $312,551,809)		294,695,483

Liabilities in excess of other assets – (0.5)%		(1,521,859)

Total Net Assets – 100.0%		$293,173,624

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.625%	3/15/2026	$4,563,900	$4,631,335

Legend:

REITs — Real Estate Investment Trusts

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$277,100,011	$9,239,003	*	$—	$286,339,014
Exchange–Traded Funds	3,815,968	—		—	3,815,968
Repurchase Agreements	—	4,540,501		—	4,540,501
Total	$280,915,979	$13,779,504		$—	$294,695,483

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN SMALL-MID CAP CORE VIP FUND

Statement of Assets and Liabilities As of June 30, 2023 (unaudited)
Assets

Investments, at value	$294,695,483

Receivable for investments sold	526,524

Dividends/interest receivable	222,509

Foreign tax reclaims receivable	16,811

Reimbursement receivable from adviser	12,239

Prepaid expenses	3,275

Total Assets	295,476,841

Liabilities

Payable for investments purchased	1,896,033

Investment advisory fees payable	149,617

Payable for fund shares redeemed	135,911

Distribution fees payable	58,916

Accrued audit fees	13,978

Accrued custodian and accounting fees	10,693

Accrued trustees’ and officers’ fees	5,759

Accrued expenses and other liabilities	32,310

Total Liabilities	2,303,217

Total Net Assets	$293,173,624

Net Assets Consist of:

Paid-in capital	$330,420,933

Distributable loss	(37,247,309)

Total Net Assets	$293,173,624

Investments, at Cost	$312,551,809

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	32,441,161

Net Asset Value Per Share	$9.04

Statement of Operations For the Six Months Ended June 30, 2023 (unaudited)
Investment Income

Dividends	$1,396,795

Interest	23,900

Withholding taxes on foreign dividends	(14,432)

Total Investment Income	1,406,263

Expenses

Investment advisory fees	897,906

Distribution fees	353,466

Professional fees	40,829

Trustees’ and officers’ fees	36,484

Administrative fees	20,120

Custodian and accounting fees	18,272

Transfer agent fees	7,930

Shareholder reports	5,834

Other expenses	7,791

Total Expenses	1,388,632

Less: Fees waived	(73,740)

Total Expenses, Net	1,314,892

Net Investment Income/(Loss)	91,371

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	(6,506,627)

Net realized gain/(loss) from foreign currency transactions	(3,019)

Net change in unrealized appreciation/(depreciation) on investments	32,653,460

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	82

Net Gain on Investments and Foreign Currency Transactions	26,143,896

Net Increase in Net Assets Resulting From Operations	$26,235,267

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SMALL-MID CAP CORE VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/23	For the Year Ended 12/31/22

Operations

Net investment income/(loss)	$91,371	$(488,065)

Net realized gain/(loss) from investments and foreign currency transactions	(6,509,646)	(15,599,409)

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	32,653,542	(51,004,995)

Net Increase/(Decrease) in Net Assets Resulting from Operations	26,235,267	(67,092,469)

Capital Share Transactions

Proceeds from sales of shares	22,967,127	18,722,176

Cost of shares redeemed	(46,606,948)	(46,179,165)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(23,639,821)	(27,456,989)

Net Increase/(Decrease) in Net Assets	2,595,446	(94,549,458)

Net Assets

Beginning of period	290,578,178	385,127,636

End of period	$293,173,624	$290,578,178

Other Information:

Shares

Sold	2,669,939	2,101,513

Redeemed	(5,118,958)	(5,375,253)

Net Decrease	(2,449,019)	(3,273,740)

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — GUARDIAN SMALL-MID CAP CORE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/23	$8.33	$0.00(4)	$0.71	$0.71	$9.04	8.52	%(5)

Year Ended 12/31/22	10.09	(0.01)	(1.75)	(1.76)	8.33	(17.44)%

Period Ended 12/31/21(6)	10.00	(0.00)(7)	0.09	0.09	10.09	0.90	%(5)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SMALL-MID CAP CORE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income/ (Loss) to Average Net Assets(3)		Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate

$293,174	0.93%	(5)	0.98%	(5)	0.06%	(5)	0.01%	(5)	24%	(5)

290,578	0.93%		0.97%		(0.15)%		(0.19)%		39%

385,128	0.90%	(5)	0.98%	(5)	(0.12)%	(5)	(0.20)%	(5)	59%	(5)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income (Loss) to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Rounds to $0.00 per share.

(5)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2021, certain non-recurring fees (i.e., audit fees) are not annualized.

(6)	Commenced operations on October 25, 2021.

(7)	Rounds to $(0.00) per share.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

June 30, 2023 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Small-Mid Cap Core VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 25, 2021. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2023, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2023 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2023, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2023, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.65% of the first $200 million, and 0.60% in excess of $200 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2024 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.93% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2023, Park Avenue waived fees and/or paid Fund expenses in the amount of $73,740.

Park Avenue has entered into a Sub-Advisory Agreement with Allspring Global Investments, LLC (“Allspring”). Allspring is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2023, the Fund paid distribution fees in the amount of $353,466 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $68,956,925 and $93,053,264, respectively, for the six months ended June 30, 2023. During the six months ended June 30, 2023, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include,

but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 5, 2024. The Fund did not utilize the credit facility during the six months ended June 30, 2023.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has adversely impacted both local and global economies, including those in which the Fund may invest. These impacts include materially reduced consumer demand and economic output, disrupted supply chains, market closures, travel restrictions and quarantines, and strained healthcare systems. The Fund’s operations may be interrupted as a result, which may have a negative impact on the Fund’s investment performance.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) Previously approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and otherwise support carrying out the Administrator’s liquidity risk management responsibilities under the Program.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually, taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified, no less than monthly, into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value.

The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets that must be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 29-30, 2023, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented and the investment strategies for each Fund continue to be appropriate since its inception. In addition, the Report summarized the operation of the Program and the information and factors considered by the Administrator in its assessment of the Program’s implementation, such as the liquidity risk assessment framework and liquidity classification methodologies.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 29-30, 2023 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-Advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-Advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Small Cap Core VIP Fund; (ii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund; (iii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iv) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (v) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (vi) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vii) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (viii) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (ix) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (xi) FIAM LLC with respect to Guardian Select Mid Cap Core VIP Fund; and (xii) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting, (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-Adviser) with respect to Guardian International Equity VIP Fund for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses

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SUPPLEMENTAL INFORMATION (UNAUDITED)

from the Manager and each Sub-Adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-Advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-Adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-Advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-Advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-Adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-Advisers to the COVID-19 pandemic, including the continuation of remote work arrangements and return-to-office plans. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-Advisers with respect to the services that the Sub-Advisers would provide under the Sub-Advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-Advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-Advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment

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SUPPLEMENTAL INFORMATION (UNAUDITED)

advisory services provided by the Sub-Advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-Advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-Advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-Adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-Advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-Adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-Advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-Advisers, but noted that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-Advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-Advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in

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SUPPLEMENTAL INFORMATION (UNAUDITED)

light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-Advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-Advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-Advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 4th quintile for its performance universe for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 5-year periods and in the 4th quintile for 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board note that the Fund’s performance was lower than the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and that the actual total expenses were in the 4th quintile.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was lower than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 2nd quintile of its performance universe for the 3-year period and in the 3rd quintile of its performance universe for the 5-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was higher than the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that the actual total expenses were in the 3rd quintile.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 4th quintile of its performance universe for the 3-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile of its performance universe for the 5-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

21

SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile and the actual total expenses were in the 3rd quintile.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and the actual management fee and the actual total expenses were in the 1st quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.
•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile and the actual management fee was in the 2nd quintile.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and actual total expenses were in the 3rd quintile of the expense group and the actual management fee was in the 1st quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

22

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

23

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB11409

Guardian Variable

Products Trust

2023

Semiannual Report

All Data as of June 30, 2023

Guardian Strategic Large Cap Core VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Strategic Large Cap Core VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2023. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $275,186,113

Sector Allocation[1] As of June 30, 2023

Top Ten Holdings[2] As of June 30, 2023

Holding	% of Total Net Assets
Microsoft Corp.	8.57%
Alphabet, Inc., Class C	4.82%
Apple, Inc.	4.34%
Broadcom, Inc.	2.93%
Merck & Co., Inc.	2.82%
AbbVie, Inc.	2.49%
UnitedHealth Group, Inc.	2.45%
AutoZone, Inc.	2.31%
Oracle Corp.	2.22%
Visa, Inc., Class A	2.16%
Total	35.11%

[1]	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
[2]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23-6/30/23	Expense Ratio During Period 1/1/23-6/30/23
Based on Actual Return	$1,000.00	$1,118.50	$4.41	0.84%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,020.63	$4.21	0.84%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

June 30, 2023 (unaudited)	Shares	Value
Common Stocks – 96.7%

Aerospace & Defense – 1.6%

Lockheed Martin Corp.	9,767	$4,496,531

		4,496,531
Banks – 2.0%

JPMorgan Chase & Co.	36,833	5,356,992

		5,356,992
Beverages – 1.4%

Coca-Cola Co.	65,124	3,921,767

		3,921,767
Biotechnology – 4.4%

AbbVie, Inc.	50,907	6,858,700

Gilead Sciences, Inc.	38,102	2,936,521

Vertex Pharmaceuticals, Inc.(1)	6,543	2,302,547

		12,097,768
Broadline Retail – 0.7%

Amazon.com, Inc.(1)	14,609	1,904,429

		1,904,429
Capital Markets – 3.4%

Cboe Global Markets, Inc.	11,775	1,625,068

Houlihan Lokey, Inc.	24,492	2,407,809

Nasdaq, Inc.	38,344	1,911,448

S&P Global, Inc.	8,825	3,537,854

		9,482,179
Chemicals – 0.6%

LyondellBasell Industries NV, Class A	19,007	1,745,413

		1,745,413
Construction & Engineering – 0.7%

AECOM	23,289	1,972,345

		1,972,345
Consumer Staples Distribution & Retail – 2.3%

Koninklijke Ahold Delhaize NV, ADR	96,554	3,286,698

Walmart, Inc.	19,473	3,060,766

		6,347,464
Diversified Telecommunication Services – 0.9%

Verizon Communications, Inc.	63,236	2,351,747

		2,351,747
Electric Utilities – 2.2%

American Electric Power Co., Inc.	27,115	2,283,083

NextEra Energy, Inc.	19,700	1,461,740

Xcel Energy, Inc.	37,203	2,312,911

		6,057,734
Electronic Equipment, Instruments & Components – 0.5%

CDW Corp.	8,099	1,486,167

		1,486,167
Entertainment – 1.6%

Electronic Arts, Inc.	33,428	4,335,612

		4,335,612

June 30, 2023 (unaudited)	Shares	Value
Financial Services – 3.6%

Fidelity National Information Services, Inc.	20,642	$1,129,118

Mastercard, Inc., Class A	7,001	2,753,493

Visa, Inc., Class A	25,052	5,949,349

		9,831,960
Food Products – 0.8%

General Mills, Inc.	27,779	2,130,649

		2,130,649
Ground Transportation – 0.5%

Knight-Swift Transportation Holdings, Inc.	23,355	1,297,604

		1,297,604
Health Care Providers & Services – 5.5%

AmerisourceBergen Corp.	7,712	1,484,020

Centene Corp.(1)	44,420	2,996,129

McKesson Corp.	8,839	3,776,993

UnitedHealth Group, Inc.	14,021	6,739,054

		14,996,196
Hotels, Restaurants & Leisure – 1.5%

Booking Holdings, Inc.(1)	745	2,011,746

Compass Group PLC, ADR	76,776	2,189,651

		4,201,397
Household Products – 0.5%

Procter & Gamble Co.	9,135	1,386,145

		1,386,145
Insurance – 5.4%

Everest Re Group Ltd.	8,577	2,932,133

Marsh & McLennan Cos., Inc.	24,785	4,661,563

Progressive Corp.	14,787	1,957,355

Selective Insurance Group, Inc.	15,751	1,511,309

Willis Towers Watson PLC	15,652	3,686,046

		14,748,406
Interactive Media & Services – 6.0%

Alphabet, Inc., Class C(1)	109,590	13,257,102

Meta Platforms, Inc., Class A(1)	11,272	3,234,839

		16,491,941
IT Services – 2.8%

Amdocs Ltd.	31,775	3,140,959

VeriSign, Inc.(1)	20,508	4,634,193

		7,775,152
Life Sciences Tools & Services – 0.4%

Thermo Fisher Scientific, Inc.	2,039	1,063,848

		1,063,848
Media – 1.4%

Comcast Corp., Class A	92,358	3,837,475

		3,837,475
Multi-Utilities – 0.9%

CenterPoint Energy, Inc.	89,298	2,603,037

		2,603,037

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

June 30, 2023 (unaudited)	Shares	Value
Oil, Gas & Consumable Fuels – 2.0%

Shell PLC, ADR	91,246	$5,509,433

		5,509,433
Pharmaceuticals – 4.9%

Bristol-Myers Squibb Co.	27,448	1,755,300

Eli Lilly and Co.	8,536	4,003,213

Merck & Co., Inc.	67,247	7,759,631

		13,518,144
Professional Services – 5.9%

Automatic Data Processing, Inc.	12,394	2,724,077

Booz Allen Hamilton Holding Corp.	11,554	1,289,426

Experian PLC, ADR	68,714	2,627,623

Genpact Ltd.	117,776	4,424,844

Paychex, Inc.	32,435	3,628,504

RELX PLC, ADR	45,334	1,515,516

		16,209,990
Semiconductors & Semiconductor Equipment – 3.8%

Broadcom, Inc.	9,282	8,051,485

KLA Corp.	2,944	1,427,899

Texas Instruments, Inc.	5,743	1,033,855

		10,513,239
Software – 19.0%

Adobe, Inc.(1)	11,770	5,755,412

Fortinet, Inc.(1)	33,009	2,495,150

Gen Digital, Inc.	186,016	3,450,597

Intuit, Inc.	6,294	2,883,848

Microsoft Corp.	69,274	23,590,568

Nice Ltd., ADR(1)	5,731	1,183,451

Oracle Corp.	51,186	6,095,741

ServiceNow, Inc.(1)	8,228	4,623,889

VMware, Inc., Class A(1)	16,004	2,299,615

		52,378,271
Specialty Retail – 3.8%

AutoZone, Inc.(1)	2,555	6,370,535

O’Reilly Automotive, Inc.(1)	4,171	3,984,556

		10,355,091
Technology Hardware, Storage & Peripherals – 4.3%

Apple, Inc.	61,524	11,933,810

		11,933,810

June 30, 2023 (unaudited)	Shares	Value
Tobacco – 1.4%

Philip Morris International, Inc.	38,636	$3,771,646

		3,771,646

Total Common Stocks (Cost $239,883,773)		266,109,582

	Principal Amount	Value
Repurchase Agreements – 3.8%

Fixed Income Clearing Corp., 1.52%, dated 6/30/2023, proceeds at maturity value of $10,385,447, due 7/3/2023(2)	$10,384,132	10,384,132

Total Repurchase Agreements (Cost $10,384,132)		10,384,132

Total Investments – 100.5% (Cost $250,267,905)		276,493,714

Liabilities in excess of other assets – (0.5)%		(1,307,601)

Total Net Assets – 100.0%		$275,186,113

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.625%	3/15/2026	$10,437,600	$10,591,824

Legend:

ADR — American Depositary Receipt

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$266,109,582	$—	$—	$266,109,582
Repurchase Agreements	—	10,384,132	—	10,384,132
Total	$266,109,582	$10,384,132	$—	$276,493,714

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

Statement of Assets and Liabilities As of June 30, 2023 (unaudited)
Assets

Investments, at value	$276,493,714

Receivable for investments sold	2,057,363

Dividends/interest receivable	238,379

Reimbursement receivable from adviser	9,867

Prepaid expenses	3,215

Total Assets	278,802,538

Liabilities

Payable for investments purchased	3,175,390

Payable for fund shares redeemed	204,997

Investment advisory fees payable	120,373

Distribution fees payable	56,077

Accrued audit fees	13,978

Accrued custodian and accounting fees	8,002

Accrued trustees’ and officers’ fees	5,326

Accrued expenses and other liabilities	32,282

Total Liabilities	3,616,425

Total Net Assets	$275,186,113

Net Assets Consist of:

Paid-in capital	$270,018,833

Distributable earnings	5,167,280

Total Net Assets	$275,186,113

Investments, at Cost	$250,267,905

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	26,514,235

Net Asset Value Per Share	$10.38

Statement of Operations For the Six Months Ended June 30, 2023 (unaudited)
Investment Income

Dividends	$2,238,799

Interest	79,749

Withholding taxes on foreign dividends	(35,465)

Total Investment Income	2,283,083

Expenses

Investment advisory fees	727,755

Distribution fees	339,083

Professional fees	39,109

Trustees’ and officers’ fees	34,146

Administrative fees	19,686

Custodian and accounting fees	16,451

Transfer agent fees	8,451

Shareholder reports	5,759

Other expenses	7,550

Total Expenses	1,197,990

Less: Fees waived	(58,671)

Total Expenses, Net	1,139,319

Net Investment Income/(Loss)	1,143,764

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments

Net realized gain/(loss) from investments	(4,931,721)

Net change in unrealized appreciation/(depreciation) on investments	34,316,512

Net Gain on Investments	29,384,791

Net Increase in Net Assets Resulting From Operations	$30,528,555

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/23	For the Year Ended 12/31/22

Operations

Net investment income/(loss)	$1,143,764	$2,436,441

Net realized gain/(loss) from investments	(4,931,721)	(18,899,562)

Net change in unrealized appreciation/(depreciation) on investments	34,316,512	(20,561,767)

Net Increase/(Decrease) in Net Assets Resulting from Operations	30,528,555	(37,024,888)

Capital Share Transactions

Proceeds from sales of shares	8,247,147	3,263,707

Cost of shares redeemed	(34,050,121)	(67,779,297)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(25,802,974)	(64,515,590)

Net Increase/(Decrease) in Net Assets	4,725,581	(101,540,478)

Net Assets

Beginning of period	270,460,532	372,001,010

End of period	$275,186,113	$270,460,532

Other Information:

Shares

Sold	862,578	352,090

Redeemed	(3,508,095)	(7,236,045)

Net Decrease	(2,645,517)	(6,883,955)

6	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

7

FINANCIAL INFORMATION — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/23	$9.28	$0.04	$1.06	$1.10	$10.38	11.85%	(4)

Year Ended 12/31/22	10.32	0.08	(1.12)	(1.04)	9.28	(10.08)%

Period Ended 12/31/21(5)	10.00	0.01	0.31	0.32	10.32	3.20%	(4)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$275,186	0.84%	(4)	0.88%	(4)	0.84%	(4)	0.80%	(4)	21%	(4)

270,461	0.84%		0.87%		0.80%		0.77%		45%

372,001	0.81%	(4)	0.89%	(4)	0.82%	(4)	0.74%	(4)	80%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2021, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on October 25, 2021.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

June 30, 2023 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Strategic Large Cap Core VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 25, 2021. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2023, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2023 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing

sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2023, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2023, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital.

Interest income, which includes amortization/accretion

of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.55% of the first $200 million, and 0.50% in excess of $200 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2024 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.84% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2023, Park Avenue waived fees and/or paid Fund expenses in the amount of $58,671.

Park Avenue has entered into a Sub-Advisory Agreement with AllianceBernstein L.P. (“AllianceBernstein”). AllianceBernstein is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2023, the Fund paid distribution fees in the amount of $339,083 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $54,202,247 and $77,212,518, respectively, for the six months ended June 30, 2023. During the six months ended June 30, 2023, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 5, 2024. The Fund did not utilize the credit facility during the six months ended June 30, 2023.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has adversely impacted both local and global economies, including those in which the Fund may invest. These impacts include materially reduced consumer demand and economic output, disrupted supply chains, market closures, travel restrictions and quarantines, and strained healthcare systems. The Fund’s operations may be interrupted as a result, which may have a negative impact on the Fund’s investment performance.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) Previously approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and otherwise support carrying out the Administrator’s liquidity risk management responsibilities under the Program.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually, taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified, no less than monthly, into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value.

The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets that must be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 29-30, 2023, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented and the investment strategies for each Fund continue to be appropriate since its inception. In addition, the Report summarized the operation of the Program and the information and factors considered by the Administrator in its assessment of the Program’s implementation, such as the liquidity risk assessment framework and liquidity classification methodologies.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 29-30, 2023 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-Advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the

“Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-Advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Small Cap Core VIP Fund; (ii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund; (iii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iv) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (v) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (vi) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vii) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (viii) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (ix) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (xi) FIAM LLC with respect to Guardian Select Mid Cap Core VIP Fund; and (xii) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting, (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-Adviser) with respect to Guardian International Equity VIP Fund for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information

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SUPPLEMENTAL INFORMATION (UNAUDITED)

designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-Adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-Advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-Adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-Advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-Advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-Adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-Advisers to the COVID-19 pandemic, including the continuation of remote work arrangements and return-to-office plans. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-Advisers with respect to the services that the Sub-Advisers would provide under the Sub-Advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-Advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-Advisers. The Trustees

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SUPPLEMENTAL INFORMATION (UNAUDITED)

also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-Advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-Advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-Advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-Adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-Advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-Adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-Advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-Advisers, but noted that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-Advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-Advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-Advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-Advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the

Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-Advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 4th quintile for its performance universe for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 5-year periods and in the 4th quintile for 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

19

SUPPLEMENTAL INFORMATION (UNAUDITED)

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board note that the Fund’s performance was lower than the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and that the actual total expenses were in the 4th quintile.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was lower than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also

20

SUPPLEMENTAL INFORMATION (UNAUDITED)

noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 2nd quintile of its performance universe for the 3-year period and in the 3rd quintile of its performance universe for the 5-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was higher than the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that the actual total expenses were in the 3rd quintile.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the
1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 4th quintile of its performance universe for the 3-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile of its performance universe for the 5-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the

21

SUPPLEMENTAL INFORMATION (UNAUDITED)

1-year and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile and the actual total expenses were in the 3rd quintile.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and the actual management fee and the actual total expenses were in the 1st quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile and the actual management fee was in the 2nd quintile.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and actual total expenses were in the 3rd quintile of the expense group and the actual management fee was in the 1st quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

22

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

23

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB11410

Guardian Variable

Products Trust

2023

Semiannual Report

All Data as of June 30, 2023

Guardian Integrated Research VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Integrated Research VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2023. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN INTEGRATED RESEARCH VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $371,804,351

Sector Allocation[1] As of June 30, 2023

Top Ten Holdings[2] As of June 30, 2023

Holding	% of Total Net Assets
Microsoft Corp.	7.50%
Apple, Inc.	6.34%
Amazon.com, Inc.	4.46%
Alphabet, Inc., Class A	3.82%
UnitedHealth Group, Inc.	2.49%
NVIDIA Corp.	2.48%
JPMorgan Chase & Co.	2.26%
Meta Platforms, Inc., Class A	2.16%
Procter & Gamble Co.	2.15%
Mastercard, Inc., Class A	1.95%
Total	35.61%

[1]	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
[2]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23-6/30/23	Expense Ratio During Period 1/1/23-6/30/23
Based on Actual Return	$1,000.00	$1,149.10	$4.48	0.84%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,020.63	$4.21	0.84%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

June 30, 2023 (unaudited)	Shares	Value
Common Stocks – 98.6%

Aerospace & Defense – 1.5%

Raytheon Technologies Corp.	56,427	$5,527,589

		5,527,589
Automobiles – 0.6%

Tesla, Inc.(1)	9,026	2,362,736

		2,362,736
Banks – 3.6%

Bank of America Corp.	170,855	4,901,830

JPMorgan Chase & Co.	57,650	8,384,616

		13,286,446
Beverages – 2.6%

Constellation Brands, Inc., Class A	19,996	4,921,615

Monster Beverage Corp.(1)	82,693	4,749,886

		9,671,501
Biotechnology – 2.3%

Regeneron Pharmaceuticals, Inc.(1)	4,209	3,024,335

Vertex Pharmaceuticals, Inc.(1)	15,534	5,466,570

		8,490,905
Broadline Retail – 4.5%

Amazon.com, Inc.(1)	127,214	16,583,617

		16,583,617
Building Products – 1.0%

Johnson Controls International PLC	54,494	3,713,221

		3,713,221
Capital Markets – 1.5%

Morgan Stanley	65,851	5,623,675

		5,623,675
Chemicals – 2.7%

PPG Industries, Inc.	31,632	4,691,026

Sherwin-Williams Co.	20,212	5,366,690

		10,057,716
Consumer Finance – 1.1%

American Express Co.	23,956	4,173,135

		4,173,135
Electric Utilities – 2.4%

American Electric Power Co., Inc.	32,793	2,761,171

Duke Energy Corp.	43,318	3,887,357

Eversource Energy	34,372	2,437,662

		9,086,190
Electrical Equipment – 1.4%

AMETEK, Inc.	31,902	5,164,296

		5,164,296
Electronic Equipment, Instruments & Components – 0.9%

CDW Corp.	17,947	3,293,275

		3,293,275
Energy Equipment & Services – 0.6%

Schlumberger NV	45,812	2,250,285

		2,250,285

June 30, 2023 (unaudited)	Shares	Value
Entertainment – 1.2%

Walt Disney Co.(1)	48,502	$4,330,259

		4,330,259
Financial Services – 1.9%

Mastercard, Inc., Class A	18,413	7,241,833

		7,241,833
Health Care Equipment & Supplies – 3.5%

Abbott Laboratories	47,471	5,175,288

Becton Dickinson and Co.	16,298	4,302,835

Hologic, Inc.(1)	44,903	3,635,796

		13,113,919
Health Care Providers & Services – 2.5%

UnitedHealth Group, Inc.	19,246	9,250,397

		9,250,397
Hotels, Restaurants & Leisure – 3.0%

Airbnb, Inc., Class A(1)	14,824	1,899,844

Marriott International, Inc., Class A	20,687	3,799,995

McDonald’s Corp.	18,121	5,407,487

		11,107,326
Household Products – 3.4%

Colgate-Palmolive Co.	60,545	4,664,387

Procter & Gamble Co.	52,584	7,979,096

		12,643,483
Industrial REITs – 1.2%

Prologis, Inc.	36,050	4,420,812

		4,420,812
Insurance – 3.2%

Arch Capital Group Ltd.(1)	44,010	3,294,149

Chubb Ltd.	21,618	4,162,762

Progressive Corp.	34,804	4,607,005

		12,063,916
Interactive Media & Services – 7.8%

Alphabet, Inc., Class A(1)	118,636	14,200,729

Alphabet, Inc., Class C(1)	40,097	4,850,534

Meta Platforms, Inc., Class A(1)	28,037	8,046,059

ZoomInfo Technologies, Inc.(1)	77,713	1,973,133

		29,070,455
IT Services – 0.8%

GoDaddy, Inc., Class A(1)	41,995	3,155,084

		3,155,084
Life Sciences Tools & Services – 2.3%

Danaher Corp.	16,978	4,074,720

Thermo Fisher Scientific, Inc.	8,546	4,458,876

		8,533,596
Machinery – 3.7%

Deere & Co.	13,616	5,517,067

Illinois Tool Works, Inc.	17,082	4,273,233

Nordson Corp.	16,396	4,069,159

		13,859,459

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

June 30, 2023 (unaudited)	Shares	Value
Oil, Gas & Consumable Fuels – 2.8%

ConocoPhillips	25,078	$2,598,332

EOG Resources, Inc.	34,375	3,933,875

Pioneer Natural Resources Co.	18,251	3,781,242

		10,313,449
Personal Care Products – 1.0%

Estee Lauder Cos., Inc., Class A	18,976	3,726,507

		3,726,507
Pharmaceuticals – 4.5%

Eli Lilly and Co.	14,423	6,764,099

Merck & Co., Inc.	45,163	5,211,359

Pfizer, Inc.	131,480	4,822,686

		16,798,144
Residential REITs – 0.8%

AvalonBay Communities, Inc.	15,120	2,861,762

		2,861,762
Semiconductors & Semiconductor Equipment – 8.7%

Advanced Micro Devices, Inc.(1)	41,367	4,712,115

Broadcom, Inc.	5,936	5,149,064

KLA Corp.	9,697	4,703,239

NVIDIA Corp.	21,837	9,237,488

QUALCOMM, Inc.	31,183	3,712,024

Texas Instruments, Inc.	26,231	4,722,105

		32,236,035
Software – 10.4%

Microsoft Corp.	81,881	27,883,756

Palo Alto Networks, Inc.(1)	12,960	3,311,410

Salesforce, Inc.(1)	19,190	4,054,079

Workday, Inc., Class A(1)	14,837	3,351,530

		38,600,775
Specialty Retail – 1.5%

TJX Cos., Inc.	63,690	5,400,275

		5,400,275

June 30, 2023 (unaudited)	Shares	Value
Technology Hardware, Storage & Peripherals – 6.3%

Apple, Inc.	121,611	$23,588,886

		23,588,886
Textiles, Apparel & Luxury Goods – 1.4%

NIKE, Inc., Class B	45,505	5,022,387

		5,022,387

Total Common Stocks (Cost $350,879,718)		366,623,346

	Principal Amount	Value
Repurchase Agreements – 1.1%

Fixed Income Clearing Corp., 1.52%, dated 6/30/2023, proceeds at maturity value of $4,183,255, due 7/3/2023(2)	$4,182,725	4,182,725

Total Repurchase Agreements (Cost $4,182,725)		4,182,725

Total Investments – 99.7% (Cost $355,062,443)		370,806,071

Assets in excess of other liabilities – 0.3%		998,280

Total Net Assets – 100.0%		$371,804,351

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.625%	3/15/2026	$4,204,300	$4,266,422

Legend:

REITs — Real Estate Investment Trusts

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$366,623,346	$—	$—	$366,623,346
Repurchase Agreements	—	4,182,725	—	4,182,725
Total	$366,623,346	$4,182,725	$—	$370,806,071

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTEGRATED RESEARCH VIP FUND

Statement of Assets and Liabilities As of June 30, 2023 (unaudited)
Assets

Investments, at value	$370,806,071

Receivable for investments sold	1,373,800

Dividends/interest receivable	187,723

Prepaid expenses	4,202

Total Assets	372,371,796

Liabilities

Payable for fund shares redeemed	269,862

Investment advisory fees payable	152,235

Distribution fees payable	75,543

Accrued audit fees	13,978

Accrued custodian and accounting fees	11,044

Accrued trustees’ and officers’ fees	6,437

Accrued expenses and other liabilities	38,346

Total Liabilities	567,445

Total Net Assets	$371,804,351

Net Assets Consist of:

Paid-in capital	$370,693,364

Distributable earnings	1,110,987

Total Net Assets	$371,804,351

Investments, at Cost	$355,062,443

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	18,769,819

Net Asset Value Per Share	$19.81

Statement of Operations For the Six Months Ended June 30, 2023 (unaudited)
Investment Income

Dividends	$2,859,183

Interest	30,661

Total Investment Income	2,889,844

Expenses

Investment advisory fees	835,072

Distribution fees	450,636

Professional fees	46,745

Trustees’ and officers’ fees	44,524

Administrative fees	23,536

Custodian and accounting fees	16,645

Transfer agent fees	8,252

Shareholder reports	6,780

Other expenses	9,933

Total Expenses	1,442,123

Expenses recouped by adviser	72,015

Total Expenses	1,514,138

Net Investment Income/(Loss)	1,375,706

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments

Net realized gain/(loss) from investments	(8,305,533)

Net change in unrealized appreciation/(depreciation) on investments	57,079,208

Net Gain on Investments	48,773,675

Net Increase in Net Assets Resulting From Operations	$50,149,381

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN INTEGRATED RESEARCH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/23	For the Year Ended 12/31/22

Operations

Net investment income/(loss)	$1,375,706	$2,372,171

Net realized gain/(loss) from investments	(8,305,533)	(22,022,024)

Net change in unrealized appreciation/(depreciation) on investments	57,079,208	(55,661,313)

Net Increase/(Decrease) in Net Assets Resulting from Operations	50,149,381	(75,311,166)

Capital Share Transactions

Proceeds from sales of shares	5,828,830	166,384,832

Cost of shares redeemed	(38,075,109)	(58,390,301)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(32,246,279)	107,994,531

Net Increase in Net Assets	17,903,102	32,683,365

Net Assets

Beginning of period	353,901,249	321,217,884

End of period	$371,804,351	$353,901,249

Other Information:

Shares

Sold	316,231	8,974,058

Redeemed	(2,069,618)	(3,147,509)

Net Increase/(Decrease)	(1,753,387)	5,826,549

6	The accompanying notes are an integral part of these financial statements.

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7

FINANCIAL INFORMATION — GUARDIAN INTEGRATED RESEARCH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/23	$17.24	$0.07		$2.50	$2.57	$19.81	14.91	%(4)

Year Ended 12/31/22	21.86	0.12		(4.74)	(4.62)	17.24	(21.13)%

Year Ended 12/31/21	17.06	0.11		4.69	4.80	21.86	28.14%

Year Ended 12/31/20	14.31	0.20	(6)	2.55	2.75	17.06	19.22%

Year Ended 12/31/19	11.26	0.14		2.91	3.05	14.31	27.09%

Year Ended 12/31/18	12.28	0.12		(1.14)	(1.02)	11.26	(8.31)%

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTEGRATED RESEARCH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate

$371,804	0.84%	(4)	0.84%	(4)	0.76%	(4)	0.76%	(4)	15%	(4)

353,901	0.84%		0.84%		0.68%		0.68%		24%

321,218	0.86%		0.91%		0.53%		0.48%		274%	(5)

12,432	0.96%		2.08%		1.36%	(6)	0.24%	(6)	61%

11,852	0.96%		2.30%		1.08%		(0.26)%		117%

9,814	0.96%		2.39%		0.93%		(0.50)%		58%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers, expense limitations, and recoupments, if any.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

(5)	The Fund’s portfolio turnover rate during the year reflects higher purchase and sale activities due to a significant inflow of assets into the fund.

(6)

Reflects a special dividend paid out during the year by one of the Fund’s holdings. Had the Fund not received the special dividend, the Net Investment Income per share would have been $0.11, the Net Ratio of Net Investment Income to Average Net Assets would have been 0.76%, and the Gross Ratio of Net Investment Income/(Loss) to Average Net Assets would have been (0.36)%.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

June 30, 2023 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Integrated Research VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2023, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2023 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2023, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2023, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.50% up to $200 million, 0.43% from $200 to $300 million, and 0.40% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2024 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.84% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. For the six months ended June 30, 2023, Park Avenue did not waive any fees or pay any Fund expenses.

Park Avenue may be entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation after October 25, 2021 will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2023, Park Avenue recouped previously

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

waived or reimbursed expenses in the amount of $72,015. The amount available for potential future recoupment by Park Avenue from the Fund under the Expense Limitation Agreement and the expiration schedule at June 30, 2023 are as follows:

	Potential Recoupment Amounts	Expiration Date
	$54,626	2023
	$35,993	2024

Total Potential Recoupment Amounts	$90,619

Park Avenue has entered into a Sub-Advisory Agreement with Wellington Management Company LLP (“Wellington”). Wellington is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2023, the Fund paid distribution fees in the amount of $450,636 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $53,156,123 and $84,736,020, respectively, for the six months ended June 30, 2023. During the six months ended June 30, 2023, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place

until January 5, 2024. The Fund did not utilize the credit facility during the six months ended June 30, 2023.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has adversely impacted both local and global economies, including those in which the Fund may invest. These impacts include materially reduced consumer demand and economic output, disrupted supply chains, market closures, travel restrictions and quarantines, and strained healthcare systems. The Fund’s operations may be interrupted as a result, which may have a negative impact on the Fund’s investment performance.

14

SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) Previously approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and otherwise support carrying out the Administrator’s liquidity risk management responsibilities under the Program.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually, taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified, no less than monthly, into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value.

The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets that must be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 29-30, 2023, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented and the investment strategies for each Fund continue to be appropriate since its inception. In addition, the Report summarized the operation of the Program and the information and factors considered by the Administrator in its assessment of the Program’s implementation, such as the liquidity risk assessment framework and liquidity classification methodologies.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

15

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 29-30, 2023 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-Advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-Advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Small Cap Core VIP Fund; (ii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund; (iii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iv) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (v) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (vi) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vii) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (viii) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (ix) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (xi) FIAM LLC with respect to Guardian Select Mid Cap Core VIP Fund; and (xii) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting, (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-Adviser) with respect to Guardian International Equity VIP Fund for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

from the Manager and each Sub-Adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-Advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-Adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-Advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-Advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-Adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-Advisers to the COVID-19 pandemic, including the continuation of remote work arrangements and return-to-office plans. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-Advisers with respect to the services that the Sub-Advisers would provide under the Sub-Advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-Advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-Advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment

17

SUPPLEMENTAL INFORMATION (UNAUDITED)

advisory services provided by the Sub-Advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-Advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-Advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-Adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-Advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-Adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-Advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-Advisers, but noted that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-Advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-Advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in

18

SUPPLEMENTAL INFORMATION (UNAUDITED)

light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-Advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-Advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-Advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 4th quintile for its performance universe for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 5-year periods and in the 4th quintile for 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•

The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board note that the

19

SUPPLEMENTAL INFORMATION (UNAUDITED)

Fund’s performance was lower than the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and that the actual total expenses were in the 4th quintile.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was lower than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd

20

SUPPLEMENTAL INFORMATION (UNAUDITED)

quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 2nd quintile of its performance universe for the 3-year period and in the 3rd quintile of its performance universe for the 5-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was higher than the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that the actual total expenses were in the 3rd quintile.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year, 3-year and 5-year periods.
•	The Board noted that the contractual management fee, the actual management fee and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 4th quintile of its performance universe for the 3-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile of its performance universe for the 5-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the

21

SUPPLEMENTAL INFORMATION (UNAUDITED)

1-year and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile and the actual total expenses were in the 3rd quintile.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and the actual management fee and the actual total expenses were in the 1st quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile and the actual management fee was in the 2nd quintile.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and actual total expenses were in the 3rd quintile of the expense group and the actual management fee was in the 1st quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

22

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

23

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8170

Guardian Variable

Products Trust

2023

Semiannual Report

All Data as of June 30, 2023

Guardian International Equity VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian International Equity VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2023. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN INTERNATIONAL EQUITY VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $302,155,567

Geographic Region Allocation[1] As of June 30, 2023

Sector Allocation[2] As of June 30, 2023

1

GUARDIAN INTERNATIONAL EQUITY VIP FUND

Top Ten Holdings[1] As of June 30, 2023

Holding	Country	% of Total Net Assets
Shell PLC	United Kingdom	2.70%
Roche Holding AG	Switzerland	2.47%
Novo Nordisk A/S, Class B	Denmark	2.34%
Mitsubishi UFJ Financial Group, Inc.	Japan	2.27%
Nestle SA (Reg S)	Switzerland	2.14%
SAP SE	Germany	2.12%
AstraZeneca PLC	United Kingdom	2.10%
Sanofi	France	2.01%
Unilever PLC	United Kingdom	1.97%
ASML Holding NV	Netherlands	1.87%
Total		21.99%

[1]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Cash includes short-term investments and net other assets and liabilities.
[2]	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.

2

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23-6/30/23	Expense Ratio During Period 1/1/23-6/30/23
Based on Actual Return	$1,000.00	$1,122.00	$5.68	1.08%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,019.44	$5.41	1.08%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

June 30, 2023 (unaudited)	Shares	Value
Common Stocks – 98.3%

Australia – 1.2%

Rio Tinto Ltd.	46,899	$3,609,276

		3,609,276

Austria – 1.1%

Erste Group Bank AG	89,785	3,152,688

		3,152,688

Belgium – 0.8%

UCB SA	27,695	2,454,535

		2,454,535

Brazil – 0.4%

B3 SA - Brasil Bolsa Balcao	398,565	1,216,122

		1,216,122

Canada – 0.6%

Toronto-Dominion Bank	30,988	1,920,683

		1,920,683

Cayman Islands – 0.9%

Alibaba Group Holding Ltd.(1)	129,300	1,344,728

Tencent Holdings Ltd.	30,400	1,293,901

		2,638,629

China – 0.3%

Contemporary Amperex Technology Co. Ltd., Class A	30,600	966,301

		966,301

Denmark – 3.6%

Novo Nordisk A/S, Class B	43,859	7,083,832

Vestas Wind Systems A/S(1)	141,778	3,766,904

		10,850,736

France – 8.2%

Carrefour SA	120,243	2,278,745

EssilorLuxottica SA	23,059	4,363,866

Legrand SA	22,684	2,250,291

Sanofi	56,791	6,088,167

Schneider Electric SE	29,964	5,461,453

TotalEnergies SE	77,894	4,464,298

		24,906,820

Germany – 6.6%

Bayer AG (Reg S)	25,228	1,394,755

Bayerische Motoren Werke AG	31,449	3,862,452

Infineon Technologies AG	70,233	2,896,446

SAP SE	46,801	6,390,393

Siemens AG (Reg S)	32,527	5,414,071

		19,958,117

Hong Kong – 2.9%

AIA Group Ltd.	459,800	4,691,424

BOC Hong Kong Holdings Ltd.	884,500	2,707,230

Techtronic Industries Co. Ltd.	123,000	1,345,884

		8,744,538

June 30, 2023 (unaudited)	Shares	Value
India – 1.0%

HDFC Bank Ltd., ADR	43,116	$3,005,185

		3,005,185

Indonesia – 0.7%

Bank Central Asia Tbk PT	3,404,400	2,098,725

		2,098,725

Ireland – 0.7%

Linde PLC	5,779	2,202,261

		2,202,261

Israel – 0.5%

Nice Ltd., ADR(1)	7,355	1,518,808

		1,518,808

Italy – 0.9%

FinecoBank Banca Fineco SpA	198,922	2,683,242

		2,683,242

Japan – 20.6%

Bridgestone Corp.	105,700	4,343,250

Daikin Industries Ltd.	21,100	4,307,030

FANUC Corp.	67,100	2,359,262

FUJIFILM Holdings Corp.	46,400	2,755,737

Hitachi Ltd.	56,000	3,465,930

KDDI Corp.	127,200	3,931,223

Keyence Corp.	6,300	2,979,385

Kubota Corp.	172,900	2,518,694

Makita Corp.	49,700	1,395,070

MISUMI Group, Inc.	74,800	1,497,082

Mitsubishi UFJ Financial Group, Inc.	927,800	6,848,428

Murata Manufacturing Co. Ltd.	37,600	2,157,483

Nitori Holdings Co. Ltd.	16,800	1,879,735

Recruit Holdings Co. Ltd.	70,600	2,253,095

Sekisui Chemical Co. Ltd.	151,200	2,187,143

SMC Corp.	6,000	3,334,802

Sony Group Corp.	53,200	4,771,914

Terumo Corp.	109,800	3,492,093

Tokio Marine Holdings, Inc.	116,500	2,689,891

Toyota Motor Corp.	182,600	2,918,137

		62,085,384

Luxembourg – 0.5%

Spotify Technology SA(1)	10,088	1,619,628

		1,619,628

Netherlands – 4.4%

Aalberts NV	33,588	1,413,943

Adyen NV(1)(2)	1,050	1,819,245

Akzo Nobel NV	36,194	2,957,431

ASML Holding NV	7,819	5,659,947

Universal Music Group NV	64,822	1,440,188

		13,290,754

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

June 30, 2023 (unaudited)	Shares	Value
Norway – 1.4%

DNB Bank ASA	155,716	$2,911,228

Norsk Hydro ASA	232,505	1,381,958

		4,293,186

Republic of Korea – 2.1%

Samsung Electronics Co. Ltd.	79,568	4,385,505

Samsung SDI Co. Ltd.	3,709	1,897,609

		6,283,114

Spain – 3.8%

Banco Bilbao Vizcaya Argentaria SA	582,230	4,489,412

CaixaBank SA	607,915	2,521,541

Iberdrola SA	347,694	4,541,538

		11,552,491

Sweden – 2.1%

Nibe Industrier AB, Class B	72,624	690,275

Sandvik AB	163,565	3,193,869

Svenska Handelsbanken AB, Class A	308,397	2,586,747

		6,470,891

Switzerland – 10.1%

Alcon, Inc.	41,976	3,487,602

Chocoladefabriken Lindt & Spruengli AG	172	2,160,602

Cie Financiere Richemont SA (Reg S), Class A	18,576	3,151,858

Lonza Group AG (Reg S)	6,131	3,661,375

Nestle SA (Reg S)	53,767	6,469,498

On Holding AG, Class A(1)	75,245	2,483,085

Roche Holding AG	24,375	7,448,890

Sika AG (Reg S)	5,292	1,513,632

		30,376,542

Taiwan – 0.9%

Taiwan Semiconductor Manufacturing Co. Ltd.	143,000	2,664,852

		2,664,852

United Kingdom – 19.4%

Antofagasta PLC	85,989	1,602,484

AstraZeneca PLC	44,283	6,343,017

Bunzl PLC	67,642	2,575,349

Burberry Group PLC	111,426	2,998,865

Diageo PLC	75,541	3,240,402

GSK PLC	182,895	3,230,782

HSBC Holdings PLC	491,617	3,888,397

Kingfisher PLC	407,369	1,198,467

National Grid PLC	172,670	2,281,682

Prudential PLC	228,795	3,226,545

Reckitt Benckiser Group PLC	52,035	3,907,844

RELX PLC	114,282	3,809,980

Shell PLC	270,874	8,153,297

SSE PLC	179,126	4,196,419

June 30, 2023 (unaudited)	Shares	Value
United Kingdom (continued)

Unilever PLC	114,117	$5,950,346

Whitbread PLC	49,812	2,143,573

		58,747,449

United States – 2.6%

Booking Holdings, Inc.(1)	1,045	2,821,845

Liberty Media Corp-Liberty Formula One, Class C(1)	21,383	1,609,712

Lululemon Athletica, Inc.(1)	5,957	2,254,725

MercadoLibre, Inc.(1)	882	1,044,817

		7,731,099

Total Common Stocks (Cost $293,372,020)		297,042,056
Preferred Stocks – 0.7%

Germany – 0.7%

Dr. Ing. h.c. F. Porsche AG(2)	16,233	2,014,762

Total Preferred Stocks (Cost $1,311,148)		2,014,762

	Principal Amount	Value
Repurchase Agreements – 0.6%

Fixed Income Clearing Corp., 1.52%, dated 6/30/2023, proceeds at maturity value of $1,760,416, due 7/3/2023(3)	$1,760,193	1,760,193

Total Repurchase Agreements (Cost $1,760,193)		1,760,193

Total Investments – 99.6% (Cost $296,443,361)		300,817,011

Assets in excess of other liabilities – 0.4%		1,338,556

Total Net Assets – 100.0%		$302,155,567

(1)	Non–income–producing security.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2023, the aggregate market value of these securities amounted to $3,834,007, representing 1.3% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.625%	3/15/2026	$1,769,300	$1,795,443

Legend:

ADR — American Depositary Receipt

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Australia	$—	$3,609,276	*	$—	$3,609,276
Austria	—	3,152,688	*	—	3,152,688
Belgium	—	2,454,535	*	—	2,454,535
Brazil	1,216,122	—		—	1,216,122
Canada	1,920,683	—		—	1,920,683
Cayman Islands	—	2,638,629	*	—	2,638,629
China	—	966,301	*	—	966,301
Denmark	—	10,850,736	*	—	10,850,736
France	—	24,906,820	*	—	24,906,820
Germany	—	19,958,117	*	—	19,958,117
Hong Kong	—	8,744,538	*	—	8,744,538
India	3,005,185	—		—	3,005,185
Indonesia	—	2,098,725	*	—	2,098,725
Ireland	2,202,261	—		—	2,202,261
Israel	1,518,808	—		—	1,518,808
Italy	—	2,683,242	*	—	2,683,242
Japan	—	62,085,384	*	—	62,085,384
Luxembourg	1,619,628	—		—	1,619,628
Netherlands	—	13,290,754	*	—	13,290,754
Norway	—	4,293,186	*	—	4,293,186
Republic of Korea	—	6,283,114	*	—	6,283,114
Spain	—	11,552,491	*	—	11,552,491
Sweden	—	6,470,891	*	—	6,470,891
Switzerland	2,483,085	27,893,457	*	—	30,376,542
Taiwan	—	2,664,852	*	—	2,664,852
United Kingdom	—	58,747,449	*	—	58,747,449
United States	7,731,099	—		—	7,731,099
Preferred Stocks
Germany	—	2,014,762	*	—	2,014,762
Repurchase Agreements	—	1,760,193		—	1,760,193
Total	$21,696,871	$279,120,140		$—	$300,817,011

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL EQUITY VIP FUND

Statement of Assets and Liabilities As of June 30, 2023 (unaudited)
Assets

Investments, at value	$300,817,011

Foreign currency, at value	410,653

Foreign tax reclaims receivable	890,552

Dividends/interest receivable	511,633

Receivable for investments sold	22,053

Reimbursement receivable from adviser	15,707

Receivable for fund shares subscribed	570

Prepaid expenses	3,470

Total Assets	302,671,649

Liabilities

Investment advisory fees payable	191,266

Payable for fund shares redeemed	160,890

Distribution fees payable	62,385

Accrued custodian and accounting fees	43,161

Accrued audit fees	15,050

Accrued trustees’ and officers’ fees	6,549

Accrued expenses and other liabilities	36,781

Total Liabilities	516,082

Total Net Assets	$302,155,567

Net Assets Consist of:

Paid-in capital	$300,164,526

Distributable earnings	1,991,041

Total Net Assets	$302,155,567

Investments, at Cost	$296,443,361

Foreign Currency, at Cost	$415,456

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	23,639,024

Net Asset Value Per Share	$12.78

Statement of Operations For the Six Months Ended June 30, 2023 (unaudited)
Investment Income

Dividends	$6,097,960

Interest	9,956

Withholding taxes on foreign dividends	(691,788)

Total Investment Income	5,416,128

Expenses

Investment advisory fees	1,209,848

Distribution fees	395,018

Custodian and accounting fees	57,663

Professional fees	45,208

Trustees’ and officers’ fees	40,976

Administrative fees	20,877

Transfer agent fees	7,153

Shareholder reports	6,749

Other expenses	10,922

Total Expenses	1,794,414

Less: Fees waived	(87,938)

Total Expenses, Net	1,706,476

Net Investment Income/(Loss)	3,709,652

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	(10,211,944)

Net realized gain/(loss) from foreign currency transactions	37,934

Net change in unrealized appreciation/(depreciation) on investments	44,570,544

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	17,063

Net Gain on Investments and Foreign Currency Transactions	34,413,597

Net Increase in Net Assets Resulting From Operations	$38,123,249

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL EQUITY VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/23	For the Year Ended 12/31/22

Operations

Net investment income/(loss)	$3,709,652	$4,451,101

Net realized gain/(loss) from investments and foreign currency transactions	(10,174,010)	(12,361,227)

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	44,587,607	(66,148,218)

Net Increase/(Decrease) in Net Assets Resulting from Operations	38,123,249	(74,058,344)

Capital Share Transactions

Proceeds from sales of shares	73,893	34,530,478

Cost of shares redeemed	(61,053,697)	(47,367,070)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(60,979,804)	(12,836,592)

Net Decrease in Net Assets	(22,856,555)	(86,894,936)

Net Assets

Beginning of period	325,012,122	411,907,058

End of period	$302,155,567	$325,012,122

Other Information:

Shares

Sold	5,856	2,969,799

Redeemed	(4,904,220)	(4,125,624)

Net Decrease	(4,898,364)	(1,155,825)

8	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

9

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL EQUITY VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/23	$11.39	$0.14	$1.25	$1.39	$12.78	12.20%	(4)

Year Ended 12/31/22	13.87	0.15	(2.63)	(2.48)	11.39	(17.88)%

Year Ended 12/31/21	13.16	0.30(5)	0.41	0.71	13.87	5.40%

Year Ended 12/31/20	12.15	0.12	0.89	1.01	13.16	8.31%

Year Ended 12/31/19	10.01	0.22	1.92	2.14	12.15	21.38%

Year Ended 12/31/18	11.80	0.20	(1.99)	(1.79)	10.01	(15.17)%

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL EQUITY VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$302,156	1.08%	(4)	1.14%	(4)	2.35%	(4)	2.29%	(4)	15%	(4)

325,012	1.08%		1.12%		1.30%		1.26%		136%

411,907	1.06%		1.13%		2.20%	(5)	2.13%	(5)	40%

234,233	1.00%		1.18%		1.03%		0.85%		38%

220,989	0.94%		1.20%		1.99%		1.73%		32%

208,182	0.94%		1.23%		1.79%		1.50%		74%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

(5)

Reflects a special dividend paid out during the year by one of the Fund’s holdings. Had the Fund not received the special dividend, the Net Investment Income per share would have been $0.19, the Net Ratio of Net Investment Income to Average Net Assets would have been 1.37%, and the Gross Ratio of Net Investment Income to Average Net Assets would have been 1.30%.

The accompanying notes are an integral part of these financial statements.	11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

June 30, 2023 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian International Equity VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 - unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 - other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2023, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2023 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2023, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2023, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

e. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.80% of the first $100 million, and 0.75% in excess of $100 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2024 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.08% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2023, Park Avenue waived fees and/or paid Fund expenses in the amount of $87,938.

Park Avenue has entered into a Sub-Advisory Agreement with Schroder Investment Management North America, Inc. (“Schroder Inc.”). Schroder Inc. is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund. Schroder Inc. also entered into a Sub-subadvisory Agreement with its affiliate, Schroder Investment Management North America Limited (“Schroder Limited”). The sub-subadvisory fees under the Sub-subadvisory Agreement are paid by Schroder Inc. to Schroder Limited and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2023, the Fund paid distribution fees in the amount of $395,018 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $45,866,911 and $103,931,749, respectively, for the six months ended June 30, 2023. During the six months ended June 30, 2023, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the

15

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2023, the Fund did not hold any restricted, other than 144A restricted securities or illiquid securities.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 5, 2024. The Fund did not utilize the credit facility during the six months ended June 30, 2023.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has adversely impacted both local and global economies, including those in which the Fund may invest. These impacts include materially reduced consumer demand and economic output, disrupted supply chains, market closures, travel restrictions and quarantines, and strained healthcare systems. The Fund’s operations may be interrupted as a result, which may have a negative impact on the Fund’s investment performance.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) Previously approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and otherwise support carrying out the Administrator’s liquidity risk management responsibilities under the Program.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually, taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified, no less than monthly, into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value.

The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets that must be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 29-30, 2023, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented and the investment strategies for each Fund continue to be appropriate since its inception. In addition, the Report summarized the operation of the Program and the information and factors considered by the Administrator in its assessment of the Program’s implementation, such as the liquidity risk assessment framework and liquidity classification methodologies.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 29-30, 2023 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-Advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-Advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Small Cap Core VIP Fund; (ii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund; (iii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iv) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (v) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (vi) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vii) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (viii) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (ix) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (xi) FIAM LLC with respect to Guardian Select Mid Cap Core VIP Fund; and (xii) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting, (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-Adviser) with respect to Guardian International Equity VIP Fund for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses

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SUPPLEMENTAL INFORMATION (UNAUDITED)

from the Manager and each Sub-Adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-Advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-Adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-Advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-Advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-Adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-Advisers to the COVID-19 pandemic, including the continuation of remote work arrangements and return-to-office plans. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-Advisers with respect to the services that the Sub-Advisers would provide under the Sub-Advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-Advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-Advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment

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SUPPLEMENTAL INFORMATION (UNAUDITED)

advisory services provided by the Sub-Advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-Advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-Advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-Adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-Advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-Adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-Advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-Advisers, but noted that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-Advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-Advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in

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SUPPLEMENTAL INFORMATION (UNAUDITED)

light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-Advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-Advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-Advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 4th quintile for its performance universe for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 5-year periods and in the 4th quintile for 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•

The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board note that the

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Fund’s performance was lower than the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and that the actual total expenses were in the 4th quintile.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was lower than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

22

SUPPLEMENTAL INFORMATION (UNAUDITED)

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 2nd quintile of its performance universe for the 3-year period and in the 3rd quintile of its performance universe for the 5-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was higher than the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that the actual total expenses were in the 3rd quintile.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 4th quintile of its performance universe for the 3-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile of its performance universe for the 5-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile and the actual total expenses were in the 3rd quintile.

23

SUPPLEMENTAL INFORMATION (UNAUDITED)

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and the actual management fee and the actual total expenses were in the 1st quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile and the actual management fee was in the 2nd quintile.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The

Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and actual total expenses were in the 3rd quintile of the expense group and the actual management fee was in the 1st quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

24

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

25

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8172

Guardian Variable

Products Trust

2023

Semiannual Report

All Data as of June 30, 2023

Guardian International Growth VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian International Growth VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2023. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN INTERNATIONAL GROWTH VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $106,341,604

Geographic Region Allocation[1] As of June 30, 2023

Sector Allocation[2] As of June 30, 2023

1

GUARDIAN INTERNATIONAL GROWTH VIP FUND

Top Ten Holdings[2] As of June 30, 2023

Holding	Country	% of Total Net Assets
ASML Holding NV	Netherlands	5.61%
Nestle SA (Reg S)	Switzerland	4.99%
LVMH Moet Hennessy Louis Vuitton SE	France	4.88%
Novo Nordisk A/S, Class B	Denmark	3.92%
AstraZeneca PLC	United Kingdom	3.55%
Sony Group Corp.	Japan	2.94%
Keyence Corp.	Japan	2.71%
AIA Group Ltd.	Hong Kong	2.49%
Safran SA	France	2.30%
Diageo PLC	United Kingdom	2.26%
Total		35.65%

[1]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Cash includes short-term investments and net other assets and liabilities.
[2]	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.

2

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23-6/30/23	Expense Ratio During Period 1/1/23-6/30/23
Based on Actual Return	$1,000.00	$1,142.20	$6.27	1.18%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,018.94	$5.91	1.18%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

June 30, 2023 (unaudited)	Shares	Value
Common Stocks – 99.1%

Australia – 1.3%

IDP Education Ltd.	23,926	$353,792

Woodside Energy Group Ltd.	46,125	1,068,190

		1,421,982
Cayman Islands – 1.0%

Tencent Holdings Ltd.	24,000	1,021,501

		1,021,501
Denmark – 4.9%

Genmab A/S(1)	2,841	1,078,290

Novo Nordisk A/S, Class B	25,817	4,169,801

		5,248,091
France – 15.4%

Air Liquide SA	11,257	2,018,178

Capgemini SE	2,288	433,442

L’Oreal SA	4,388	2,047,781

LVMH Moet Hennessy Louis Vuitton SE	5,497	5,187,661

Safran SA	15,595	2,450,157

Schneider Electric SE	12,111	2,207,437

Vinci SA	17,478	2,031,422

		16,376,078
Germany – 6.1%

adidas AG	1,035	200,743

Beiersdorf AG	3,190	422,060

Delivery Hero SE(1)(2)	12,106	533,675

Deutsche Boerse AG	10,800	1,994,591

Deutsche Telekom AG (Reg S)	51,438	1,121,191

Infineon Technologies AG	41,461	1,709,874

Zalando SE(1)(2)	18,413	529,766

		6,511,900
Hong Kong – 2.5%

AIA Group Ltd.	259,400	2,646,706

		2,646,706
India – 1.4%

HDFC Bank Ltd., ADR	20,954	1,460,494

		1,460,494
Ireland – 1.8%

Linde PLC	4,853	1,849,637

		1,849,637
Japan – 19.3%

Ajinomoto Co., Inc.	29,700	1,182,524

Daikin Industries Ltd.	11,700	2,388,259

Hoya Corp.	18,500	2,206,854

Keyence Corp.	6,100	2,884,801

Otsuka Corp.	8,300	322,990

Recruit Holdings Co. Ltd.	63,500	2,026,508

Seven & i Holdings Co. Ltd.	22,100	955,558

Shimano, Inc.	7,500	1,255,401

Shin-Etsu Chemical Co. Ltd.	70,300	2,336,546

Sony Group Corp.	34,900	3,130,448

Terumo Corp.	16,600	527,948

Tokio Marine Holdings, Inc.	57,300	1,323,011

		20,540,848

June 30, 2023 (unaudited)	Shares	Value
Netherlands – 9.4%

Adyen NV(1)(2)	586	$1,015,312

Argenx SE(1)	2,614	1,017,017

ASML Holding NV	8,235	5,961,077

Ferrari NV	3,033	992,959

Wolters Kluwer NV	7,963	1,011,101

		9,997,466
Singapore – 1.4%

DBS Group Holdings Ltd.	64,600	1,510,499

		1,510,499
Spain – 2.7%

Iberdrola SA	101,232	1,322,280

Industria de Diseno Textil SA	39,538	1,536,141

		2,858,421
Sweden – 3.9%

Atlas Copco AB, Class A	144,394	2,082,491

Epiroc AB, Class A	54,231	1,027,226

Evolution AB(2)	8,360	1,059,377

		4,169,094
Switzerland – 10.7%

Cie Financiere Richemont SA (Reg S), Class A	8,800	1,493,128

Lonza Group AG (Reg S)	2,376	1,418,925

Nestle SA (Reg S)	44,133	5,310,290

Roche Holding AG	7,431	2,270,880

Straumann Holding AG (Reg S)	5,691	924,163

		11,417,386
Taiwan – 1.1%

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	11,280	1,138,377

		1,138,377
United Kingdom – 15.5%

3i Group PLC	58,919	1,463,208

Allfunds Group PLC	68,431	418,389

Anglo American PLC	40,515	1,148,373

AstraZeneca PLC	26,323	3,770,459

Diageo PLC	56,014	2,402,773

Ferguson PLC	5,689	898,139

InterContinental Hotels Group PLC	21,431	1,479,945

London Stock Exchange Group PLC	19,414	2,057,237

Oxford Nanopore Technologies PLC(1)	76,179	206,351

RELX PLC	61,117	2,037,862

Spirax-Sarco Engineering PLC	4,733	623,429

		16,506,165
United States – 0.7%

MercadoLibre, Inc.(1)	647	766,436

		766,436

Total Common Stocks (Cost $78,961,704)		105,441,081

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

June 30, 2023 (unaudited)	Principal Amount	Value

Repurchase Agreements – 0.7%

Fixed Income Clearing Corp., 1.52%, dated 6/30/2023, proceeds at maturity value of $705,753, due 7/3/2023(3)	$705,664	$705,664

Total Repurchase Agreements (Cost $705,664)		705,664

Total Investments – 99.8% (Cost $79,667,368)		106,146,745

Assets in excess of other liabilities – 0.2%		194,859

Total Net Assets – 100.0%		$106,341,604

(1)	Non–income–producing security.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2023, the aggregate market value of these securities amounted to $3,138,130, representing 3.0% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.625%	3/15/2026	$709,300	$719,780

Legend:

ADR — American Depositary Receipt

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Australia	$—	$1,421,982	*	$—	$1,421,982
Cayman Islands	—	1,021,501	*	—	1,021,501
Denmark	—	5,248,091	*	—	5,248,091
France	—	16,376,078	*	—	16,376,078
Germany	—	6,511,900	*	—	6,511,900
Hong Kong	—	2,646,706	*	—	2,646,706
India	1,460,494	—		—	1,460,494
Ireland	—	1,849,637	*	—	1,849,637
Japan	—	20,540,848	*	—	20,540,848
Netherlands	—	9,997,466	*	—	9,997,466
Singapore	—	1,510,499	*	—	1,510,499
Spain	—	2,858,421	*	—	2,858,421
Sweden	—	4,169,094	*	—	4,169,094
Switzerland	—	11,417,386	*	—	11,417,386
Taiwan	1,138,377	—		—	1,138,377
United Kingdom	—	16,506,165	*	—	16,506,165
United States	766,436	—		—	766,436
Repurchase Agreements	—	705,664		—	705,664
Total	$3,365,307	$102,781,438		$—	$106,146,745

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Statement of Assets and Liabilities As of June 30, 2023 (unaudited)
Assets

Investments, at value	$106,146,745

Foreign currency, at value	22,426

Foreign tax reclaims receivable	502,428

Receivable for investments sold	165,423

Dividends/interest receivable	37,212

Reimbursement receivable from adviser	5,246

Receivable for fund shares subscribed	265

Prepaid expenses	1,192

Total Assets	106,880,937

Liabilities

Payable for investments purchased	321,599

Investment advisory fees payable	70,048

Payable for fund shares redeemed	64,497

Accrued custodian and accounting fees	23,998

Distribution fees payable	21,979

Accrued audit fees	15,050

Accrued trustees’ and officers’ fees	2,230

Accrued expenses and other liabilities	19,932

Total Liabilities	539,333

Total Net Assets	$106,341,604

Net Assets Consist of:

Paid-in capital	$67,772,423

Distributable earnings	38,569,181

Total Net Assets	$106,341,604

Investments, at Cost	$79,667,368

Foreign Currency, at Cost	$22,188

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	6,756,614

Net Asset Value Per Share	$15.74

Statement of Operations For the Six Months Ended June 30, 2023 (unaudited)
Investment Income

Dividends	$1,489,831

Interest	7,368

Withholding taxes on foreign dividends	(133,512)

Total Investment Income	1,363,687

Expenses

Investment advisory fees	443,675

Distribution fees	139,627

Custodian and accounting fees	34,944

Professional fees	25,691

Trustees’ and officers’ fees	14,460

Administrative fees	12,677

Transfer agent fees	6,896

Shareholder reports	4,263

Other expenses	3,061

Total Expenses	685,294

Less: Fees waived	(26,255)

Total Expenses, Net	659,039

Net Investment Income/(Loss)	704,648

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	1,098,269

Net realized gain/(loss) from foreign currency transactions	(34,803)

Net change in unrealized appreciation/(depreciation) on investments	13,762,444

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	12,716

Net Gain on Investments and Foreign Currency Transactions	14,838,626

Net Increase in Net Assets Resulting From Operations	$15,543,274

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/23	For the Year Ended 12/31/22

Operations

Net investment income/(loss)	$704,648	$420,805

Net realized gain/(loss) from investments and foreign currency transactions	1,063,466	(4,597,473)

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	13,775,160	(38,921,225)

Net Increase/(Decrease) in Net Assets Resulting from Operations	15,543,274	(43,097,893)

Capital Share Transactions

Proceeds from sales of shares	188,911	30,232,445

Cost of shares redeemed	(24,052,896)	(21,298,973)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(23,863,985)	8,933,472

Net Decrease in Net Assets	(8,320,711)	(34,164,421)

Net Assets

Beginning of period	114,662,315	148,826,736

End of period	$106,341,604	$114,662,315

Other Information:

Shares

Sold	12,543	2,045,765

Redeemed	(1,574,263)	(1,474,540)

Net Increase/(Decrease)	(1,561,720)	571,225

8	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL GROWTH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)(1)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/23	$13.78	$0.09		$1.87	$1.96	$15.74	14.22%	(4)

Year Ended 12/31/22	19.21	0.05		(5.48)	(5.43)	13.78	(28.27)%

Year Ended 12/31/21	17.34	(0.01)		1.88	1.87	19.21	10.78%

Year Ended 12/31/20	13.53	(0.00	)(5)	3.81	3.81	17.34	28.16%

Year Ended 12/31/19	10.24	0.07		3.22	3.29	13.53	32.13%

Year Ended 12/31/18	12.61	0.12		(2.49)	(2.37)	10.24	(18.79)%

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income/ (Loss) to Average Net Assets(3)		Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate

$106,342	1.18%	(4)	1.23%	(4)	1.26%	(4)	1.21%	(4)	21%	(4)

114,662	1.18%		1.21%		0.35%		0.32%		40%

148,827	1.17%		1.17%		(0.05)%		(0.05)%		31%

146,998	1.18%		1.24%		(0.00)%	(6)	(0.06)%		25%

146,555	1.18%		1.26%		0.56%		0.48%		25%

131,137	1.18%		1.32%		1.07%		0.93%		61%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

(5)	Rounds to $(0.00) per share.

(6)	Rounds to (0.00)%.

The accompanying notes are an integral part of these financial statements.	11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

June 30, 2023 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian International Growth VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks total return consisting of long-term capital growth and current income.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2023, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2023 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2023, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2023, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

e. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.80% of the first $100 million, and 0.75% in excess of $100 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2024 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.18% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees.

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2023, Park Avenue waived fees and/or paid Fund expenses in the amount of $26,255.

Park Avenue has entered into a Sub-Advisory Agreement with J.P. Morgan Investment Management Inc. (“J.P. Morgan”). J.P. Morgan is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2023, the Fund paid distribution fees in the amount of $139,627 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $22,887,828 and $45,151,837, respectively, for the six months ended June 30, 2023. During the six months ended June 30, 2023, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

15

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 5, 2024. The Fund did not utilize the credit facility during the six months ended June 30, 2023.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has adversely impacted both local and global economies, including those in which the Fund may invest. These impacts include materially reduced consumer demand and economic output, disrupted supply chains, market closures, travel restrictions and quarantines, and strained healthcare systems. The Fund’s operations may be interrupted as a result, which may have a negative impact on the Fund’s investment performance.

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”)

Previously approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and otherwise support carrying out the Administrator’s liquidity risk management responsibilities under the Program.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually, taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified, no less than monthly, into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value.

The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets that must be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 29-30, 2023, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented and the investment strategies for each Fund continue to be appropriate since its inception. In addition, the Report summarized the operation of the Program and the information and factors considered by the Administrator in its assessment of the Program’s implementation, such as the liquidity risk assessment framework and liquidity classification methodologies.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

17

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 29-30, 2023 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-Advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the

“Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-Advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Small Cap Core VIP Fund; (ii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund; (iii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iv) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (v) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (vi) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vii) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (viii) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (ix) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (xi) FIAM LLC with respect to Guardian Select Mid Cap Core VIP Fund; and (xii) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting, (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-Adviser) with respect to Guardian International Equity VIP Fund for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the

18

SUPPLEMENTAL INFORMATION (UNAUDITED)

Agreements. The Trustees received written responses from the Manager and each Sub-Adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-Advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-Adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-Advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-Advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-Adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-Advisers to the COVID-19 pandemic, including the continuation of remote work arrangements and return-to-office plans. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-Advisers with respect to the services that the Sub-Advisers would provide under the Sub-Advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-Advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-Advisers. The Trustees also considered, among other things, the terms of the

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Sub-advisory Agreements and the range of investment advisory services provided by the Sub-Advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-Advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-Advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-Adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-Advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-Adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-Advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-Advisers, but noted that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-Advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-Advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in

20

SUPPLEMENTAL INFORMATION (UNAUDITED)

light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-Advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-Advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-Advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 4th quintile for its performance universe for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 5-year periods and in the 4th quintile for 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•

The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark

21

SUPPLEMENTAL INFORMATION (UNAUDITED)

index for the 1-year period. The Board note that the Fund’s performance was lower than the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The

Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and that the actual total expenses were in the 4th quintile.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was lower than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

22

SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 2nd quintile of its performance universe for the 3-year period and in the 3rd quintile of its performance universe for the 5-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was higher than the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that the actual total expenses were in the 3rd quintile.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year, 3-year and 5-year periods.
•	The Board noted that the contractual management fee, the actual management fee and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 4th quintile of its performance universe for the 3-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile of its performance universe for the 5-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

23

SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile and the actual total expenses were in the 3rd quintile.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and the actual management fee and the actual total expenses were in the 1st quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile and the actual management fee was in the 2nd quintile.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and actual total expenses were in the 3rd quintile of the expense group and the actual management fee was in the 1st quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

24

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

25

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8171

Guardian Variable

Products Trust

2023

Semiannual Report

All Data as of June 30, 2023

Guardian Large Cap Disciplined Growth VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Large Cap Disciplined Growth VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2023. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $493,144,152

Sector Allocation[1] As of June 30, 2023

Top Ten Holdings[2] As of June 30, 2023

Holding	% of Total Net Assets
Apple, Inc.	10.80%
Microsoft Corp.	10.07%
Amazon.com, Inc.	4.99%
NVIDIA Corp.	4.58%
Alphabet, Inc., Class A	4.49%
Meta Platforms, Inc., Class A	3.48%
Mastercard, Inc., Class A	3.19%
Eli Lilly and Co.	2.65%
UnitedHealth Group, Inc.	2.63%
Tesla, Inc.	1.90%
Total	48.78%

[1]	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
[2]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23-6/30/23	Expense Ratio During Period 1/1/23-6/30/23
Based on Actual Return	$1,000.00	$1,295.70	$4.95	0.87%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,020.48	$4.36	0.87%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

June 30, 2023 (unaudited)	Shares	Value
Common Stocks – 99.5%

Aerospace & Defense – 1.0%

Raytheon Technologies Corp.	49,410	$4,840,204

		4,840,204
Automobiles – 1.9%

Tesla, Inc.(1)	35,839	9,381,575

		9,381,575
Beverages – 3.1%

Brown-Forman Corp., Class B	52,726	3,521,042

Constellation Brands, Inc., Class A	22,110	5,441,934

Monster Beverage Corp.(1)	108,529	6,233,906

		15,196,882
Biotechnology – 1.6%

United Therapeutics Corp.(1)	8,004	1,766,883

Vertex Pharmaceuticals, Inc.(1)	18,065	6,357,254

		8,124,137
Broadline Retail – 5.0%

Amazon.com, Inc.(1)	188,726	24,602,321

		24,602,321
Building Products – 0.7%

Builders FirstSource, Inc.(1)	23,937	3,255,432

		3,255,432
Capital Markets – 2.2%

Ares Management Corp., Class A	37,238	3,587,881

Morgan Stanley	33,000	2,818,200

S&P Global, Inc.	11,246	4,508,409

		10,914,490
Chemicals – 1.6%

Albemarle Corp.	11,106	2,477,637

Sherwin-Williams Co.	20,782	5,518,037

		7,995,674
Consumer Finance – 0.8%

American Express Co.	22,786	3,969,321

		3,969,321
Electronic Equipment, Instruments & Components – 3.5%

Amphenol Corp., Class A	67,374	5,723,421

CDW Corp.	28,976	5,317,096

Jabil, Inc.	56,528	6,101,067

		17,141,584
Entertainment – 0.8%

Walt Disney Co.(1)	42,102	3,758,867

		3,758,867
Financial Services – 4.4%

Block, Inc.(1)	36,816	2,450,841

FleetCor Technologies, Inc.(1)	14,239	3,575,128

Mastercard, Inc., Class A	40,026	15,742,226

		21,768,195
Ground Transportation – 0.8%

Uber Technologies, Inc.(1)	93,075	4,018,048

		4,018,048

June 30, 2023 (unaudited)	Shares	Value
Health Care Equipment & Supplies – 2.2%

Boston Scientific Corp.(1)	46,083	$2,492,630

Dexcom, Inc.(1)	31,249	4,015,809

Edwards Lifesciences Corp.(1)	44,049	4,155,142

		10,663,581
Health Care Providers & Services – 2.6%

UnitedHealth Group, Inc.	27,018	12,985,931

		12,985,931
Health Care Technology – 0.8%

Veeva Systems, Inc., Class A(1)	20,296	4,013,128

		4,013,128
Hotels, Restaurants & Leisure – 2.2%

Airbnb, Inc., Class A(1)	31,870	4,084,459

Chipotle Mexican Grill, Inc.(1)	3,248	6,947,472

		11,031,931
Industrial REITs – 0.8%

Prologis, Inc.	32,347	3,966,713

		3,966,713
Insurance – 0.8%

Arch Capital Group Ltd.(1)	53,674	4,017,499

		4,017,499
Interactive Media & Services – 8.8%

Alphabet, Inc., Class A(1)	184,947	22,138,156

Meta Platforms, Inc., Class A(1)	59,825	17,168,579

ZoomInfo Technologies, Inc.(1)	152,742	3,878,119

		43,184,854
IT Services – 0.6%

GoDaddy, Inc., Class A(1)	39,585	2,974,021

		2,974,021
Life Sciences Tools & Services – 0.9%

Thermo Fisher Scientific, Inc.	8,749	4,564,791

		4,564,791
Machinery – 3.6%

Deere & Co.	17,705	7,173,889

Ingersoll Rand, Inc.	71,492	4,672,717

Nordson Corp.	23,349	5,794,755

		17,641,361
Oil, Gas & Consumable Fuels – 0.7%

Pioneer Natural Resources Co.	17,442	3,613,634

		3,613,634
Personal Care Products – 1.3%

Estee Lauder Cos., Inc., Class A	33,229	6,525,511

		6,525,511
Pharmaceuticals – 3.5%

Eli Lilly and Co.	27,837	13,054,996

Merck & Co., Inc.	38,109	4,397,398

		17,452,394
Professional Services – 0.8%

Paycom Software, Inc.	11,555	3,711,928

		3,711,928

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

June 30, 2023 (unaudited)	Shares	Value
Semiconductors & Semiconductor Equipment – 10.3%

Advanced Micro Devices, Inc.(1)	61,630	$7,020,273

Broadcom, Inc.	10,049	8,716,804

KLA Corp.	13,095	6,351,337

NVIDIA Corp.	53,421	22,598,152

Texas Instruments, Inc.	32,820	5,908,256

		50,594,822
Software – 17.1%

Cadence Design Systems, Inc.(1)	19,504	4,574,078

HubSpot, Inc.(1)	5,204	2,768,996

Microsoft Corp.	145,812	49,654,819

Palo Alto Networks, Inc.(1)	27,631	7,059,997

Salesforce, Inc.(1)	21,115	4,460,755

ServiceNow, Inc.(1)	15,964	8,971,289

Workday, Inc., Class A(1)	30,319	6,848,759

		84,338,693
Specialty Retail – 1.3%

TJX Cos., Inc.	78,062	6,618,877

		6,618,877
Technology Hardware, Storage & Peripherals – 10.8%

Apple, Inc.	274,428	53,230,799

		53,230,799
Textiles, Apparel & Luxury Goods – 3.0%

Lululemon Athletica, Inc.(1)	17,441	6,601,418

NIKE, Inc., Class B	71,967	7,942,998

		14,544,416

Total Common Stocks (Cost $339,306,064)		490,641,614

June 30, 2023 (unaudited)	Principal Amount	Value
Repurchase Agreements – 0.1%

Fixed Income Clearing Corp., 1.52%, dated 6/30/2023, proceeds at maturity value of $568,481, due 7/3/2023(2)	$568,409	$568,409

Total Repurchase Agreements (Cost $568,409)		568,409

Total Investments – 99.6% (Cost $339,874,473)		491,210,023

Assets in excess of other liabilities – 0.4%		1,934,129

Total Net Assets – 100.0%		$493,144,152

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.625%	3/15/2026	$571,400	$579,843

Legend:

REITs — Real Estate Investment Trusts

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$490,641,614	$—	$—	$490,641,614
Repurchase Agreements	—	568,409	—	568,409
Total	$490,641,614	$568,409	$—	$491,210,023

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Statement of Assets and Liabilities As of June 30, 2023 (unaudited)
Assets

Investments, at value	$491,210,023

Receivable for investments sold	2,426,075

Dividends/interest receivable	120,062

Reimbursement receivable from adviser	7,014

Prepaid expenses	5,090

Total Assets	493,768,264

Liabilities

Payable for fund shares redeemed	228,413

Investment advisory fees payable	223,612

Distribution fees payable	99,603

Accrued audit fees	13,978

Accrued custodian and accounting fees	10,429

Accrued trustees’ and officers’ fees	6,902

Accrued expenses and other liabilities	41,175

Total Liabilities	624,112

Total Net Assets	$493,144,152

Net Assets Consist of:

Paid-in capital	$154,743,032

Distributable earnings	338,401,120

Total Net Assets	$493,144,152

Investments, at Cost	$339,874,473

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	19,365,737

Net Asset Value Per Share	$25.46

Statement of Operations For the Six Months Ended June 30, 2023 (unaudited)
Investment Income

Dividends	$1,855,779

Interest	12,527

Total Investment Income	1,868,306

Expenses

Investment advisory fees	1,302,324

Distribution fees	578,436

Trustees’ and officers’ fees	55,002

Professional fees	54,459

Administrative fees	27,066

Custodian and accounting fees	18,225

Transfer agent fees	8,748

Shareholder reports	6,896

Other expenses	12,119

Total Expenses	2,063,275

Less: Fees waived	(50,320)

Total Expenses, Net	2,012,955

Net Investment Income/(Loss)	(144,649)

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments

Net realized gain/(loss) from investments	16,751,387

Net change in unrealized appreciation/(depreciation) on investments	104,684,879

Net Gain on Investments	121,436,266

Net Increase in Net Assets Resulting From Operations	$121,291,617

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/23	For the Year Ended 12/31/22

Operations

Net investment income/(loss)	$(144,649)	$(750,093)

Net realized gain/(loss) from investments	16,751,387	(10,126,990)

Net change in unrealized appreciation/(depreciation) on investments	104,684,879	(185,987,750)

Net Increase/(Decrease) in Net Assets Resulting from Operations	121,291,617	(196,864,833)

Capital Share Transactions

Proceeds from sales of shares	1,494,261	91,090,129

Cost of shares redeemed	(69,182,934)	(77,446,731)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(67,688,673)	13,643,398

Net Increase/(Decrease) in Net Assets	53,602,944	(183,221,435)

Net Assets

Beginning of period	439,541,208	622,762,643

End of period	$493,144,152	$439,541,208

Other Information:

Shares

Sold	65,095	4,085,055

Redeemed	(3,063,653)	(3,426,409)

Net Increase/(Decrease)	(2,998,558)	658,646

6	The accompanying notes are an integral part of these financial statements.

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7

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Loss(1)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/23	$19.65	$(0.01)		$5.82	$5.81	$25.46	29.57%	(4)

Year Ended 12/31/22	28.69	(0.03)		(9.01)	(9.04)	19.65	(31.51)%

Year Ended 12/31/21	23.83	(0.09)		4.95	4.86	28.69	20.39%

Year Ended 12/31/20	17.47	(0.02)		6.38	6.36	23.83	36.41%

Year Ended 12/31/19	12.52	(0.00)	(5)	4.95	4.95	17.47	39.54%

Year Ended 12/31/18	12.67	(0.01)		(0.14)	(0.15)	12.52	(1.18)%

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Loss to Average Net Assets(3)		Gross Ratio of Net Investment Loss to Average Net Assets		Portfolio Turnover Rate

$493,144	0.87%	(4)	0.89%	(4)	(0.06)%	(4)	(0.08)%	(4)	21%	(4)

439,541	0.87%		0.89%		(0.15)%		(0.17)%		38%

622,763	0.87%		0.87%		(0.34)%		(0.34)%		28%

621,402	0.87%		0.89%		(0.12)%		(0.14)%		24%

625,755	0.87%		0.96%		(0.01)%		(0.10)%		116%

181,144	0.87%		1.04%		(0.05)%		(0.22)%		47%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Loss to Average Net Assets include the effect of fee waivers, expense limitations, and recoupments, if any.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

(5)	Rounds to $(0.00) per share.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

June 30, 2023 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Large Cap Disciplined Growth VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to maximize long-term growth.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2023, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2023 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2023, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2023, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.62% up to $100 million, 0.57% from $100 to $300 million, 0.52% from $300 to $500 million, and 0.50% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2024 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.87% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2023, Park Avenue waived fees and/or paid Fund expenses in the amount of $50,320.

Park Avenue has entered into a Sub-Advisory Agreement with Wellington Management Company LLP (“Wellington”). Wellington is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2023, the Fund paid distribution fees in the amount of $578,436 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $96,133,026 and $164,189,417, respectively, for the six months ended June 30, 2023. During the six months ended June 30, 2023, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

(a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 5, 2024. The Fund did not utilize the credit facility during the six months ended June 30, 2023.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has adversely impacted both local and global economies, including those in which the Fund may invest. These impacts include materially reduced consumer demand and economic output, disrupted supply chains, market closures, travel restrictions and quarantines, and strained healthcare systems. The Fund’s operations may be interrupted as a result, which may have a negative impact on the Fund’s investment performance.

14

SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) Previously approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and otherwise support carrying out the Administrator’s liquidity risk management responsibilities under the Program.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually, taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified, no less than monthly, into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value.

The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets that must be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 29-30, 2023, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented and the investment strategies for each Fund continue to be appropriate since its inception. In addition, the Report summarized the operation of the Program and the information and factors considered by the Administrator in its assessment of the Program’s implementation, such as the liquidity risk assessment framework and liquidity classification methodologies.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

15

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 29-30, 2023 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-Advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-Advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Small Cap Core VIP Fund; (ii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund; (iii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iv) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (v) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (vi) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vii) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (viii) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (ix) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (xi) FIAM LLC with respect to Guardian Select Mid Cap Core VIP Fund; and (xii) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting, (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-Adviser) with respect to Guardian International Equity VIP Fund for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses

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from the Manager and each Sub-Adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-Advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-Adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-Advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-Advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-Adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-Advisers to the COVID-19 pandemic, including the continuation of remote work arrangements and return-to-office plans. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-Advisers with respect to the services that the Sub-Advisers would provide under the Sub-Advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-Advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-Advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment

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advisory services provided by the Sub-Advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-Advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-Advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-Adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-Advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-Adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-Advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-Advisers, but noted that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-Advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-Advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the

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management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-Advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-Advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-Advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 4th quintile for its performance universe for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 5-year periods and in the 4th quintile for 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•

The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board note that the

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Fund’s performance was lower than the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and that the actual total expenses were in the 4th quintile.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was lower than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd

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SUPPLEMENTAL INFORMATION (UNAUDITED)

quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 2nd quintile of its performance universe for the 3-year period and in the 3rd quintile of its performance universe for the 5-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was higher than the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that the actual total expenses were in the 3rd quintile.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year, 3-year and 5-year periods.
•	The Board noted that the contractual management fee, the actual management fee and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 4th quintile of its performance universe for the 3-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile of its performance universe for the 5-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile and the actual total expenses were in the 3rd quintile.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and the actual management fee and the actual total expenses were in the 1st quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile and the actual management fee was in the 2nd quintile.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and actual total expenses were in the 3rd quintile of the expense group and the actual management fee was in the 1st quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

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This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8173

Guardian Variable

Products Trust

2023

Semiannual Report

All Data as of June 30, 2023

Guardian Large Cap Disciplined Value VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Large Cap Disciplined Value VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2023. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $157,130,060

Sector Allocation[1] As of June 30, 2023

Top Ten Holdings[2] As of June 30, 2023

Holding	% of Total Net Assets
JPMorgan Chase & Co.	3.76%
Berkshire Hathaway, Inc., Class B	3.64%
Alphabet, Inc., Class A	3.18%
Bristol-Myers Squibb Co.	2.87%
Johnson & Johnson	2.81%
Cisco Systems, Inc.	2.56%
Wells Fargo & Co.	2.22%
Activision Blizzard, Inc.	2.00%
AutoZone, Inc.	1.98%
Walmart, Inc.	1.77%
Total	26.79%

[1]	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
[2]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23-6/30/23	Expense Ratio During Period 1/1/23-6/30/23
Based on Actual Return	$1,000.00	$1,037.90	$4.90	0.97%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,019.98	$4.86	0.97%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

June 30, 2023 (unaudited)	Shares	Value
Common Stocks – 98.7%

Aerospace & Defense – 2.7%

General Dynamics Corp.	9,695	$2,085,879

Howmet Aerospace, Inc.	43,933	2,177,320

		4,263,199
Automobile Components – 0.4%

BorgWarner, Inc.	14,083	688,800

		688,800
Banks – 6.0%

JPMorgan Chase & Co.	40,645	5,911,409

Wells Fargo & Co.	81,799	3,491,181

		9,402,590
Beverages – 2.4%

Coca-Cola Europacific Partners PLC	20,237	1,303,870

Keurig Dr Pepper, Inc.	80,603	2,520,456

		3,824,326
Biotechnology – 1.0%

Amgen, Inc.	7,210	1,600,764

		1,600,764
Building Products – 1.4%

Allegion PLC	9,502	1,140,430

Masco Corp.	17,487	1,003,404

		2,143,834
Capital Markets – 2.5%

Ares Management Corp., Class A	7,364	709,521

Goldman Sachs Group, Inc.	5,955	1,920,726

Intercontinental Exchange, Inc.	11,968	1,353,342

		3,983,589
Chemicals – 2.2%

Corteva, Inc.	15,806	905,683

DuPont de Nemours, Inc.	25,386	1,813,576

Olin Corp.	13,315	684,258

		3,403,517
Communications Equipment – 2.6%

Cisco Systems, Inc.	77,713	4,020,871

		4,020,871
Construction Materials – 1.0%

CRH PLC, ADR	26,725	1,489,384

		1,489,384
Consumer Finance – 0.6%

Discover Financial Services	7,911	924,400

		924,400
Consumer Staples Distribution & Retail – 3.8%

Dollar General Corp.	2,886	489,985

Kroger Co.	17,003	799,141

US Foods Holding Corp.(1)	43,761	1,925,484

Walmart, Inc.	17,682	2,779,257

		5,993,867
Distributors – 1.0%

LKQ Corp.	26,846	1,564,316

		1,564,316

June 30, 2023 (unaudited)	Shares	Value
Electric Utilities – 1.0%

FirstEnergy Corp.	39,319	$1,528,723

		1,528,723
Electrical Equipment – 1.1%

Eaton Corp. PLC	8,797	1,769,077

		1,769,077
Energy Equipment & Services – 2.8%

Halliburton Co.	61,646	2,033,702

Schlumberger NV	48,642	2,389,295

		4,422,997
Entertainment – 2.7%

Activision Blizzard, Inc.(1)	37,362	3,149,617

Take-Two Interactive Software, Inc.(1)	3,272	481,507

Warner Bros Discovery, Inc.(1)	54,340	681,424

		4,312,548
Financial Services – 5.6%

Berkshire Hathaway, Inc., Class B(1)	16,771	5,718,911

FleetCor Technologies, Inc.(1)	7,298	1,832,382

Global Payments, Inc.	12,173	1,199,284

		8,750,577
Health Care Providers & Services – 8.3%

AmerisourceBergen Corp.	11,692	2,249,892

Centene Corp.(1)	27,367	1,845,904

Cigna Group	9,628	2,701,617

CVS Health Corp.	30,732	2,124,503

McKesson Corp.	3,366	1,438,325

UnitedHealth Group, Inc.	5,541	2,663,226

		13,023,467
Hotels, Restaurants & Leisure – 0.9%

Booking Holdings, Inc.(1)	534	1,441,976

		1,441,976
Household Durables – 1.5%

Mohawk Industries, Inc.(1)	9,580	988,273

Sony Group Corp., ADR	15,042	1,354,381

		2,342,654
Insurance – 3.3%

Allstate Corp.	5,115	557,740

Aon PLC, Class A	2,748	948,609

Arthur J Gallagher & Co.	6,396	1,404,370

Chubb Ltd.	7,772	1,496,576

Progressive Corp.	5,772	764,040

		5,171,335
Interactive Media & Services – 3.2%

Alphabet, Inc., Class A(1)	41,677	4,988,737

		4,988,737
IT Services – 0.8%

Cognizant Technology Solutions Corp., Class A	19,388	1,265,649

		1,265,649
Life Sciences Tools & Services – 2.2%

Avantor, Inc.(1)	68,910	1,415,411

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

June 30, 2023 (unaudited)	Shares	Value
Life Sciences Tools & Services (continued)

ICON PLC(1)	8,128	$2,033,626

		3,449,037
Machinery – 4.8%

Caterpillar, Inc.	3,637	894,884

Deere & Co.	4,444	1,800,664

Dover Corp.	5,556	820,343

Fortive Corp.	22,496	1,682,026

Otis Worldwide Corp.	11,575	1,030,291

Westinghouse Air Brake Technologies Corp.	12,130	1,330,297

		7,558,505
Media – 0.9%

Omnicom Group, Inc.	14,256	1,356,458

		1,356,458
Metals & Mining – 0.4%

Teck Resources Ltd., Class B	16,322	687,156

		687,156
Multi-Utilities – 0.6%

CenterPoint Energy, Inc.	31,967	931,838

		931,838
Oil, Gas & Consumable Fuels – 7.8%

Canadian Natural Resources Ltd.	38,494	2,165,672

Cenovus Energy, Inc.	124,264	2,110,003

ConocoPhillips	19,436	2,013,764

Exxon Mobil Corp.	15,343	1,645,537

Marathon Petroleum Corp.	21,041	2,453,381

Peabody Energy Corp.	32,522	704,426

Pioneer Natural Resources Co.	5,789	1,199,365

		12,292,148
Personal Care Products – 0.1%

Kenvue, Inc.(1)	5,735	151,519

		151,519
Pharmaceuticals – 7.1%

Bristol-Myers Squibb Co.	70,606	4,515,254

Johnson & Johnson	26,666	4,413,756

Sanofi, ADR	42,145	2,271,615

		11,200,625
Professional Services – 1.6%

Leidos Holdings, Inc.	14,475	1,280,748

SS&C Technologies Holdings, Inc.	21,231	1,286,599

		2,567,347
Semiconductors & Semiconductor Equipment – 6.8%

Advanced Micro Devices, Inc.(1)	17,270	1,967,226

Applied Materials, Inc.	14,809	2,140,493

Lam Research Corp.	1,776	1,141,719

Microchip Technology, Inc.	22,474	2,013,446

Micron Technology, Inc.	27,526	1,737,166

NXP Semiconductors NV	1,724	352,868

QUALCOMM, Inc.	11,628	1,384,197

		10,737,115

June 30, 2023 (unaudited)	Shares	Value
Specialty Retail – 2.3%

AutoZone, Inc.(1)	1,248	$3,111,713

Ulta Beauty, Inc.(1)	1,045	491,772

		3,603,485
Technology Hardware, Storage & Peripherals – 1.0%

Dell Technologies, Inc., Class C	27,723	1,500,092

		1,500,092
Tobacco – 1.2%

Philip Morris International, Inc.	19,642	1,917,452

		1,917,452
Trading Companies & Distributors – 2.0%

United Rentals, Inc.	4,953	2,205,918

WESCO International, Inc.	5,171	925,919

		3,131,837
Wireless Telecommunication Services – 1.1%

T-Mobile US, Inc.(1)	12,005	1,667,494

		1,667,494

Total Common Stocks (Cost $122,179,006)		155,073,305

	Principal Amount	Value

Repurchase Agreements – 1.4%

Fixed Income Clearing Corp., 1.52%, dated 6/30/2023, proceeds at maturity value of $2,169,005, due 7/3/2023(2)	$2,168,730	2,168,730

Total Repurchase Agreements (Cost $2,168,730)		2,168,730

Total Investments – 100.1% (Cost $124,347,736)		157,242,035

Liabilities in excess of other assets – (0.1)%		(111,975)

Total Net Assets – 100.0%		$157,130,060

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.625%	3/15/2026	$2,179,900	$2,212,110

Legend:

ADR — American Depositary Receipt

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$155,073,305	$—	$—	$155,073,305
Repurchase Agreements	—	2,168,730	—	2,168,730
Total	$155,073,305	$2,168,730	$—	$157,242,035

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Statement of Assets and Liabilities As of June 30, 2023 (unaudited)
Assets

Investments, at value	$157,242,035

Cash	16,308

Dividends/interest receivable	95,393

Foreign tax reclaims receivable	84,400

Reimbursement receivable from adviser	4,799

Prepaid expenses	1,929

Total Assets	157,444,864

Liabilities

Payable for fund shares redeemed	152,386

Investment advisory fees payable	80,561

Distribution fees payable	31,855

Accrued audit fees	13,978

Accrued custodian and accounting fees	9,823

Accrued trustees’ and officers’ fees	3,000

Accrued expenses and other liabilities	23,201

Total Liabilities	314,804

Total Net Assets	$157,130,060

Net Assets Consist of:

Paid-in capital	$64,124,887

Distributable earnings	93,005,173

Total Net Assets	$157,130,060

Investments, at Cost	$124,347,736

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	8,572,273

Net Asset Value Per Share	$18.33

Statement of Operations For the Six Months Ended June 30, 2023 (unaudited)
Investment Income

Dividends	$1,471,826

Interest	23,047

Total Investment Income	1,494,873

Expenses

Investment advisory fees	485,536

Distribution fees	191,976

Professional fees	28,232

Trustees’ and officers’ fees	19,367

Custodian and accounting fees	18,156

Administrative fees	15,005

Transfer agent fees	6,290

Shareholder reports	4,527

Other expenses	4,491

Total Expenses	773,580

Less: Fees waived	(28,713)

Total Expenses, Net	744,867

Net Investment Income/(Loss)	750,006

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	4,790,454

Net realized gain/(loss) from foreign currency transactions	560

Net change in unrealized appreciation/(depreciation) on investments	130,522

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(177)

Net Gain on Investments and Foreign Currency Transactions	4,921,359

Net Increase in Net Assets Resulting From Operations	$5,671,365

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/23	For the Year Ended 12/31/22

Operations

Net investment income/(loss)	$750,006	$1,801,232

Net realized gain/(loss) from investments and foreign currency transactions	4,791,014	17,292,282

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	130,345	(28,742,703)

Net Increase/(Decrease) in Net Assets Resulting from Operations	5,671,365	(9,649,189)

Capital Share Transactions

Proceeds from sales of shares	14,985,964	9,188,915

Cost of shares redeemed	(16,720,572)	(65,454,790)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(1,734,608)	(56,265,875)

Net Increase/(Decrease) in Net Assets	3,936,757	(65,915,064)

Net Assets

Beginning of period	153,193,303	219,108,367

End of period	$157,130,060	$153,193,303

Other Information:

Shares

Sold	839,986	527,283

Redeemed	(942,848)	(3,648,672)

Net Decrease	(102,862)	(3,121,389)

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/23	$17.66	$0.09		$0.58	$0.67	$18.33	3.79%	(4)

Year Ended 12/31/22	18.57	0.18		(1.09)	(0.91)	17.66	(4.90)%

Year Ended 12/31/21	14.30	0.12		4.15	4.27	18.57	29.86%

Year Ended 12/31/20	14.13	0.19	(5)	(0.02)	0.17	14.30	1.20%

Year Ended 12/31/19	11.45	0.16		2.52	2.68	14.13	23.41%

Year Ended 12/31/18	12.85	0.15		(1.55)	(1.40)	11.45	(10.89)%

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$157,130	0.97%	(4)	1.01%	(4)	0.98%	(4)	0.94%	(4)	31%	(4)

153,193	0.97%		0.98%		1.01%		1.00%		33%

219,108	0.97%		0.97%		0.71%		0.71%		45%

223,410	0.97%		1.02%		1.53%	(5)	1.48%	(5)	73%

213,249	0.97%		1.03%		1.22%		1.16%		66%

185,363	0.97%		1.08%		1.16%		1.05%		56%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

(5)

Reflects a special dividend paid out during the year by one of the Fund’s holdings. Had the Fund not received the special dividend, the Net Investment Income per share would have been $0.14, the Net Ratio of Net Investment Income to Average Net Assets would have been 1.15%, and the Gross Ratio of Net Investment Income to Average Net Assets would have been 1.10%.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

June 30, 2023 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Large Cap Disciplined Value VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2023, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2023 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2023, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2023, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.65% up to $100 million, 0.60% from $100 to $300 million, 0.55% from $300 to $500 million, and 0.53% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2024 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.97% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2023, Park Avenue waived fees and/or paid Fund expenses in the amount of $28,713.

Park Avenue has entered into a Sub-Advisory Agreement with Boston Partners Global Investors, Inc. (“Boston Partners”). Boston Partners is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2023, the Fund paid distribution fees in the amount of $191,976 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $47,386,505 and $46,988,193, respectively, for the six months ended June 30, 2023. During the six months ended June 30, 2023, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

(a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 5, 2024. The Fund did not utilize the credit facility during the six months ended June 30, 2023.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has adversely impacted both local and global economies, including those in which the Fund may invest. These impacts include materially reduced consumer demand and economic output, disrupted supply chains, market closures, travel restrictions and quarantines, and strained healthcare systems. The Fund’s operations may be interrupted as a result, which may have a negative impact on the Fund’s investment performance.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) Previously approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and otherwise support carrying out the Administrator’s liquidity risk management responsibilities under the Program.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually, taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified, no less than monthly, into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value.

The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets that must be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 29-30, 2023, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented and the investment strategies for each Fund continue to be appropriate since its inception. In addition, the Report summarized the operation of the Program and the information and factors considered by the Administrator in its assessment of the Program’s implementation, such as the liquidity risk assessment framework and liquidity classification methodologies.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

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Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 29-30, 2023 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-Advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-Advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Small Cap Core VIP Fund; (ii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund; (iii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iv) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (v) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (vi) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vii) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (viii) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (ix) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (xi) FIAM LLC with respect to Guardian Select Mid Cap Core VIP Fund; and (xii) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting, (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-Adviser) with respect to Guardian International Equity VIP Fund for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses

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from the Manager and each Sub-Adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-Advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-Adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-Advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-Advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-Adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-Advisers to the COVID-19 pandemic, including the continuation of remote work arrangements and return-to-office plans. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-Advisers with respect to the services that the Sub-Advisers would provide under the Sub-Advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-Advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-Advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment

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advisory services provided by the Sub-Advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-Advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-Advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-Adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-Advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-Adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-Advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-Advisers, but noted that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-Advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-Advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in

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SUPPLEMENTAL INFORMATION (UNAUDITED)

light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-Advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-Advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-Advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 4th quintile for its performance universe for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 5-year periods and in the 4th quintile for 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•

The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile for the 5-year period. The Board also noted that the

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Fund’s performance was higher than the benchmark index for the 1-year period. The Board note that the Fund’s performance was lower than the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and that the actual total expenses were in the 4th quintile.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was lower than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

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Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 2nd quintile of its performance universe for the 3-year period and in the 3rd quintile of its performance universe for the 5-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was higher than the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that the actual total expenses were in the 3rd quintile.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 4th quintile of its performance universe for the 3-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile of its performance universe for the 5-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and actual management fee were in the

21

SUPPLEMENTAL INFORMATION (UNAUDITED)

2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile and the actual total expenses were in the 3rd quintile.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and the actual management fee and the actual total expenses were in the 1st quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile and the actual management fee was in the 2nd quintile.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and actual total expenses were in the 3rd quintile of the expense group and the actual management fee was in the 1st quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

22

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

23

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8174

Guardian Variable

Products Trust

2023

Semiannual Report

All Data as of June 30, 2023

Guardian Large Cap Fundamental Growth VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Large Cap Fundamental Growth VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2023. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $273,455,589

Sector Allocation[1] As of June 30, 2023

Top Ten Holdings[2] As of June 30, 2023

Holding	% of Total Net Assets
Microsoft Corp.	12.47%
NVIDIA Corp.	7.44%
Alphabet, Inc., Class A	5.01%
Apple, Inc.	4.33%
Uber Technologies, Inc.	3.55%
Amazon.com, Inc.	3.31%
Vertex Pharmaceuticals, Inc.	2.29%
UnitedHealth Group, Inc.	2.29%
Eli Lilly and Co.	2.06%
Netflix, Inc.	1.88%
Total	44.63%

[1]	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
[2]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23-6/30/23	Expense Ratio During Period 1/1/23-6/30/23
Based on Actual Return	$1,000.00	$1,306.70	$5.32	0.93%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,020.18	$4.66	0.93%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

June 30, 2023 (unaudited)	Shares	Value
Common Stocks – 99.0%

Aerospace & Defense – 0.5%

Boeing Co.(1)	275	$58,069

Spirit AeroSystems Holdings, Inc., Class A	41,032	1,197,724

		1,255,793
Automobile Components – 0.0%

Mobileye Global, Inc., Class A(1)	1,800	69,156

		69,156
Automobiles – 1.2%

BYD Co. Ltd., Class H (China)	37,000	1,183,366

Ferrari NV	6,300	2,048,823

		3,232,189
Banks – 0.1%

HDFC Bank Ltd., ADR (India)	2,100	146,370

		146,370
Beverages – 1.2%

Boston Beer Co., Inc., Class A(1)	2,400	740,256

Monster Beverage Corp.(1)	46,100	2,647,984

		3,388,240
Biotechnology – 6.0%

2seventy bio, Inc.(1)	2,600	26,312

Affimed NV(1)	14,400	8,614

Alnylam Pharmaceuticals, Inc.(1)	8,000	1,519,520

Arcellx, Inc.(1)	1,700	53,754

Beam Therapeutics, Inc.(1)	2,100	67,053

Biogen, Inc.(1)	5,300	1,509,705

Cytokinetics, Inc.(1)	5,300	172,886

Evelo Biosciences, Inc.(1)	620	2,015

Galapagos NV, ADR(1)	15,600	634,296

Genmab A/S (Denmark)(1)	1,200	455,455

Hookipa Pharma, Inc.(1)	22,700	19,976

Immunocore Holdings PLC, ADR(1)	5,400	323,784

Insmed, Inc.(1)	25,600	540,160

Regeneron Pharmaceuticals, Inc.(1)	3,000	2,155,620

Seagen, Inc.(1)	12,200	2,348,012

Vertex Pharmaceuticals, Inc.(1)	17,800	6,263,998

Vor BioPharma, Inc.(1)	16,800	51,912

XOMA Corp.(1)	9,400	177,566

		16,330,638
Broadline Retail – 4.2%

Amazon.com, Inc.(1)	69,500	9,060,020

Dollarama, Inc. (Canada)	2,100	142,224

MercadoLibre, Inc.(1)	2,016	2,388,154

		11,590,398
Capital Markets – 1.9%

CME Group, Inc.	27,300	5,058,417

		5,058,417
Chemicals – 0.1%

Aspen Aerogels, Inc.(1)	19,100	150,699

		150,699

June 30, 2023 (unaudited)	Shares	Value
Diversified Consumer Services – 0.1%

Laureate Education, Inc.	20,900	$252,681

		252,681
Electrical Equipment – 1.4%

Bloom Energy Corp., Class A(1)	4,200	68,670

Eaton Corp. PLC	15,500	3,117,050

Hubbell, Inc.	2,100	696,276

		3,881,996
Electronic Equipment, Instruments & Components – 1.4%

Flex Ltd.(1)	87,497	2,418,417

Jabil, Inc.	13,797	1,489,110

		3,907,527
Energy Equipment & Services – 0.5%

Baker Hughes Co.	42,290	1,336,787

		1,336,787
Entertainment – 4.6%

Netflix, Inc.(1)	11,700	5,153,733

Universal Music Group NV (Netherlands)	209,727	4,659,627

Warner Music Group Corp., Class A	102,800	2,682,052

		12,495,412
Financial Services – 2.4%

Block, Inc.(1)	24,065	1,602,007

Mastercard, Inc., Class A	12,922	5,082,223

		6,684,230
Ground Transportation – 3.6%

Uber Technologies, Inc.(1)	224,956	9,711,351

		9,711,351
Health Care Equipment & Supplies – 1.6%

Boston Scientific Corp.(1)	67,426	3,647,072

Insulet Corp.(1)	200	57,668

Penumbra, Inc.(1)	1,900	653,714

		4,358,454
Health Care Providers & Services – 3.2%

HealthEquity, Inc.(1)	40,042	2,528,252

Option Care Health, Inc.(1)	2,100	68,229

UnitedHealth Group, Inc.	13,000	6,248,320

		8,844,801
Health Care Technology – 0.1%

Simulations Plus, Inc.	3,700	160,321

		160,321
Hotels, Restaurants & Leisure – 2.4%

Airbnb, Inc., Class A(1)	16,000	2,050,560

Booking Holdings, Inc.(1)	576	1,555,390

Flutter Entertainment PLC (Australia)(1)	13,200	2,651,296

Kura Sushi USA, Inc., Class A(1)	4,400	408,980

		6,666,226
Industrial Conglomerates – 1.5%

General Electric Co.	37,246	4,091,473

		4,091,473

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

June 30, 2023 (unaudited)	Shares	Value
Insurance – 1.4%

Arthur J Gallagher & Co.	10,400	$2,283,528

BRP Group, Inc., Class A(1)	15,800	391,524

Marsh & McLennan Cos., Inc.	6,500	1,222,520

		3,897,572
Interactive Media & Services – 5.0%

Alphabet, Inc., Class A(1)	114,500	13,705,650

		13,705,650
IT Services – 2.0%

Gartner, Inc.(1)	2,400	840,744

MongoDB, Inc.(1)	8,174	3,359,432

Shopify, Inc., Class A(1)	17,704	1,143,679

		5,343,855
Life Sciences Tools & Services – 2.5%

Bio-Techne Corp.	7,888	643,898

Bruker Corp.	18,491	1,366,855

Charles River Laboratories International, Inc.(1)	4,453	936,243

Codexis, Inc.(1)	16,600	46,480

Danaher Corp.	5,449	1,307,760

Repligen Corp.(1)	4,700	664,862

Sartorius Stedim Biotech (France)	2,900	724,700

Thermo Fisher Scientific, Inc.	2,429	1,267,331

		6,958,129
Machinery – 2.0%

Energy Recovery, Inc.(1)	7,700	215,215

Ingersoll Rand, Inc.	43,065	2,814,728

Parker-Hannifin Corp.	4,500	1,755,180

Westinghouse Air Brake Technologies Corp.	6,800	745,756

		5,530,879
Media – 0.0%

Innovid Corp.(1)	11,100	12,099

		12,099
Oil, Gas & Consumable Fuels – 3.6%

Cheniere Energy, Inc.	26,100	3,976,596

Denbury, Inc.(1)	4,400	379,544

New Fortress Energy, Inc.	18,400	492,752

Range Resources Corp.	48,100	1,414,140

Reliance Industries Ltd., GDR(2)	56,603	3,526,367

		9,789,399
Passenger Airlines – 0.6%

Ryanair Holdings PLC, ADR(1)	13,600	1,504,160

		1,504,160
Personal Care Products – 0.3%

Estee Lauder Cos., Inc., Class A	4,100	805,158

		805,158
Pharmaceuticals – 2.9%

Aclaris Therapeutics, Inc.(1)	7,200	74,664

AstraZeneca PLC, ADR	22,900	1,638,953

Eli Lilly and Co.	12,034	5,643,705

June 30, 2023 (unaudited)	Shares	Value
Pharmaceuticals (continued)

Revance Therapeutics, Inc.(1)	20,900	$528,979

		7,886,301
Professional Services – 2.2%

Equifax, Inc.	6,700	1,576,510

KBR, Inc.	50,700	3,298,542

TransUnion	14,900	1,167,117

		6,042,169
Semiconductors & Semiconductor Equipment – 13.3%

AIXTRON SE (Germany)	27,400	929,467

Allegro MicroSystems, Inc.(1)	10,247	462,550

ASML Holding NV	2,136	1,548,066

BE Semiconductor Industries NV (Netherlands)	12,800	1,387,608

KLA Corp.	2,633	1,277,058

Monolithic Power Systems, Inc.	1,700	918,391

NVIDIA Corp.	48,092	20,343,878

NXP Semiconductors NV	11,400	2,333,352

SiTime Corp.(1)	11,144	1,314,658

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	43,356	4,375,487

Universal Display Corp.	9,954	1,434,670

		36,325,185
Software – 17.0%

Confluent, Inc., Class A(1)	47,367	1,672,529

HashiCorp, Inc., Class A(1)	19,900	520,982

HubSpot, Inc.(1)	3,900	2,075,151

Manhattan Associates, Inc.(1)	9,648	1,928,442

Microsoft Corp.	100,104	34,089,416

Nice Ltd., ADR(1)	4,000	826,000

Oracle Corp.	38,400	4,573,056

ServiceNow, Inc.(1)	1,600	899,152

Volue ASA (Norway)(1)	19,170	32,240

		46,616,968
Specialty Retail – 1.8%

Five Below, Inc.(1)	10,759	2,114,574

TJX Cos., Inc.	34,469	2,922,626

		5,037,200
Technology Hardware, Storage & Peripherals – 4.3%

Apple, Inc.	61,002	11,832,558

		11,832,558
Textiles, Apparel & Luxury Goods – 1.2%

Cie Financiere Richemont SA (Reg S), Class A (Switzerland)	500	84,837

LVMH Moet Hennessy Louis Vuitton SE (France)	2,000	1,887,451

Samsonite International SA(1)(2)	478,200	1,359,500

		3,331,788
Trading Companies & Distributors – 0.9%

Ferguson PLC (United Kingdom)	15,500	2,447,031

		2,447,031

Total Common Stocks (Cost $203,023,396)		270,679,260

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

June 30, 2023 (unaudited)	Shares	Value
Limited Partnerships – 0.0%

Brookfield Renewable Partners LP	3,600	$106,164

Total Limited Partnerships (Cost $111,423)		106,164

Total Investments – 99.0% (Cost $203,134,819)		270,785,424

Assets in excess of other liabilities – 1.0%		2,670,165

Total Net Assets – 100.0%		$273,455,589

(1)	Non–income–producing security.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2023, the aggregate market value of these securities amounted to $4,885,867, representing 1.8% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

Legend:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$252,876,682	$17,802,578	*	$—	$270,679,260
Limited Partnerships	106,164	—		—	106,164
Total	$252,982,846	$17,802,578		$—	$270,785,424

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Statement of Assets and Liabilities As of June 30, 2023 (unaudited)
Assets

Investments, at value	$270,785,424

Foreign currency, at value	16

Receivable for investments sold	3,401,190

Dividends/interest receivable	53,000

Foreign tax reclaims receivable	37,668

Prepaid expenses	2,821

Total Assets	274,280,119

Liabilities

Due to custodian	280,555

Payable for fund shares redeemed	198,000

Investment advisory fees payable	130,599

Payable for investments purchased	101,168

Distribution fees payable	55,478

Accrued audit fees	13,978

Accrued custodian and accounting fees	11,419

Accrued trustees’ and officers’ fees	4,098

Accrued expenses and other liabilities	29,235

Total Liabilities	824,530

Total Net Assets	$273,455,589

Net Assets Consist of:

Paid-in capital	$80,460,253

Distributable earnings	192,995,336

Total Net Assets	$273,455,589

Investments, at Cost	$203,134,819

Foreign Currency, at Cost	$16

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	11,862,259

Net Asset Value Per Share	$23.05

Statement of Operations For the Six Months Ended June 30, 2023 (unaudited)
Investment Income

Dividends	$870,313

Non-cash dividends	54,989

Interest	21,370

Withholding taxes on foreign dividends	(28,669)

Total Investment Income	918,003

Expenses

Investment advisory fees	770,714

Distribution fees	327,158

Professional fees	37,317

Trustees’ and officers’ fees	31,711

Administrative fees	18,598

Custodian and accounting fees	16,665

Transfer agent fees	7,390

Shareholder reports	5,959

Other expenses	6,754

Total Expenses	1,222,266

Net Investment Income/(Loss)	(304,263)

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	32,686,358

Net realized gain/(loss) from foreign currency transactions	(62,650)

Net change in unrealized appreciation/(depreciation) on investments	38,745,997

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	12

Net Gain on Investments and Foreign Currency Transactions	71,369,717

Net Increase in Net Assets Resulting From Operations	$71,065,454

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/23	For the Year Ended 12/31/22

Operations

Net investment income/(loss)	$(304,263)	$(708,433)

Net realized gain/(loss) from investments and foreign currency transactions	32,623,708	3,529,314

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	38,746,009	(118,066,982)

Net Increase/(Decrease) in Net Assets Resulting from Operations	71,065,454	(115,246,101)

Capital Share Transactions

Proceeds from sales of shares	659,587	70,196,441

Cost of shares redeemed	(51,872,694)	(49,649,218)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(51,213,107)	20,547,223

Net Increase/(Decrease) in Net Assets	19,852,347	(94,698,878)

Net Assets

Beginning of period	253,603,242	348,302,120

End of period	$273,455,589	$253,603,242

Other Information:

Shares

Sold	32,593	3,583,941

Redeemed	(2,547,220)	(2,487,413)

Net Increase/(Decrease)	(2,514,627)	1,096,528

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/23	$17.64	$(0.02)	$5.43	$5.41	$23.05	30.67%	(4)

Year Ended 12/31/22	26.23	(0.05)	(8.54)	(8.59)	17.64	(32.75)%

Year Ended 12/31/21	21.57	(0.08)	4.74	4.66	26.23	21.60%

Year Ended 12/31/20	16.50	(0.03)	5.10	5.07	21.57	30.73%

Year Ended 12/31/19	12.51	0.00(5)	3.99	3.99	16.50	31.89%

Year Ended 12/31/18	12.74	0.03	(0.26)	(0.23)	12.51	(1.81)%

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income/(Loss) to Average Net Assets(3)		Gross Ratio of Net Investment Income/(Loss) to Average Net Assets		Portfolio Turnover Rate

$273,456	0.93%	(4)	0.93%	(4)	(0.23)%	(4)	(0.23)%	(4)	80%	(4)

253,603	0.93%		0.93%		(0.25)%		(0.25)%		31%

348,302	0.91%		0.91%		(0.34)%		(0.34)%		21%

339,890	1.00%		1.00%		(0.18)%		(0.18)%		20%

349,921	1.00%		1.00%		0.01%		0.01%		44%

223,264	1.00%		1.02%		0.26%		0.24%		33%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers, expense limitations, and recoupments, if any.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

(5)	Rounds to $0.00 per share.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

June 30, 2023 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Large Cap Fundamental Growth VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term growth of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2023, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2023 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2023, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2023, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.62% up to $100 million, 0.57% from $100 to $300 million, 0.52% from $300 to $500 million, and 0.50% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2024 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.01% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2023, Park Avenue did not waive any fees or pay any Fund expenses.

Park Avenue has entered into a Sub-Advisory Agreement with FIAM LLC (“FIAM”), effective May 1, 2023. Prior to this date, ClearBridge Investments LLC was sub-advisor to the Fund. FIAM is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2023, the Fund paid distribution fees in the amount of $327,158 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $207,468,177 and $256,256,979, respectively, for the six months ended June 30, 2023. During the six months ended June 30, 2023, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 5, 2024. The Fund did not utilize the credit facility during the six months ended June 30, 2023.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has adversely impacted both local and global economies, including those in which the Fund may invest. These impacts include materially reduced consumer demand and economic output, disrupted supply chains, market closures, travel restrictions and quarantines, and strained healthcare systems. The Fund’s operations may be interrupted as a result, which may have a negative impact on the Fund’s investment performance.

14

SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) Previously approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and otherwise support carrying out the Administrator’s liquidity risk management responsibilities under the Program.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually, taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified, no less than monthly, into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value.

The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets that must be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 29-30, 2023, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented and the investment strategies for each Fund continue to be appropriate since its inception. In addition, the Report summarized the operation of the Program and the information and factors considered by the Administrator in its assessment of the Program’s implementation, such as the liquidity risk assessment framework and liquidity classification methodologies.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

15

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 29-30, 2023 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-Advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-Advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Small Cap Core VIP Fund; (ii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund; (iii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iv) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (v) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (vi) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vii) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (viii) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (ix) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (xi) FIAM LLC with respect to Guardian Select Mid Cap Core VIP Fund; and (xii) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting, (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-Adviser) with respect to Guardian International Equity VIP Fund for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

from the Manager and each Sub-Adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-Advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-Adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-Advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-Advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-Adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-Advisers to the COVID-19 pandemic, including the continuation of remote work arrangements and return-to-office plans. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-Advisers with respect to the services that the Sub-Advisers would provide under the Sub-Advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-Advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-Advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment

17

SUPPLEMENTAL INFORMATION (UNAUDITED)

advisory services provided by the Sub-Advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-Advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-Advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-Adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-Advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-Adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-Advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-Advisers, but noted that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-Advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-Advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in

18

SUPPLEMENTAL INFORMATION (UNAUDITED)

light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-Advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-Advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-Advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 4th quintile for its performance universe for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 5-year periods and in the 4th quintile for 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•

The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark

19

SUPPLEMENTAL INFORMATION (UNAUDITED)

index for the 1-year period. The Board note that the Fund’s performance was lower than the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The

Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and that the actual total expenses were in the 4th quintile.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was lower than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 2nd quintile of its performance universe for the 3-year period and in the 3rd quintile of its performance universe for the 5-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was higher than the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that the actual total expenses were in the 3rd quintile.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 4th quintile of its performance universe for the 3-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile of its performance universe for the 5-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile and the actual total expenses were in the 3rd quintile.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and the actual management fee and the actual total expenses were in the 1st quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile and the actual management fee was in the 2nd quintile.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and actual total expenses were in the 3rd quintile of the expense group and the actual management fee was in the 1st quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

22

SUPPLEMENTAL INFORMATION (UNAUDITED)

Guardian Large Cap Fundamental Growth VIP Fund Approval of Sub-Advisory Agreement

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 29-30, 2023 (the “March Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to approve the proposed sub-advisory agreement (the “Sub-Advisory Agreement”) between Park Avenue Institutional Advisers LLC (the “Manager”) and FIAM LLC (the “Sub-Adviser”) to serve as sub-adviser to Guardian Large Cap Fundamental Growth VIP Fund (the “Fund”) for an initial term of two years.

The Board is responsible for overseeing the management of the Fund. In determining whether to approve the Sub-Advisory Agreement, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the March Meeting, the Trustees received materials and information designed to assist their consideration of the Sub-Advisory Agreement. At an Investment Committee meeting held on February 13, 2023 (the “February Meeting”), the Board received a presentation from the Sub-Adviser regarding the services to be rendered to the Fund. The Manager also discussed proposed changes to the Fund’s principal investment strategies. The Trustees received written responses from the Sub-Adviser to a series of questions and requests for information covering a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Trustees also received materials and information regarding the legal standards applicable to their consideration of the Sub-Advisory Agreement and the process and criteria used by the Manager to identify and select the Sub-Adviser.

During the course of their deliberations at the February and March Meetings, the Independent Trustees met to discuss and evaluate the Sub-Advisory Agreement in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or the Sub-Adviser.

In reaching its decisions to approve the Sub-Advisory Agreement, the Board took into account the materials and information described above as well as other materials and information provided to the Board and discussed with and among the Trustees. Individual Trustees may have given different weight to different factors and information with respect to the Sub-Advisory Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Sub-Advisory Agreement. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to approve the Sub-Advisory Agreement rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services to be provided to the Fund by the Sub-Adviser; (ii) the investment performance of a fund managed by the Sub-Adviser with strategies similar to the Fund; (iii) the fees to be charged; (iv) the extent to which economies of scale may in the future exist for the Fund, and the extent to which the Fund may benefit from future economies of scale; and (v) any other benefits anticipated to be derived by the Sub-Adviser (or its affiliates) from its relationships with the Fund.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services to be provided to the Fund by the Sub-Adviser. The Trustees also considered, among other things, the terms of the Sub-advisory Agreement and the range of investment advisory services to be provided by the Sub-Adviser under the oversight of the Manager. In evaluating the investment advisory services, the Trustees considered, among other things, the Sub-Adviser’s investment philosophy, style and process and approach to managing risk. The Trustees also considered information regarding a fund managed by the Sub-Adviser with similar strategies as the Fund, including performance and portfolio characteristics. The Trustees received and evaluated information regarding the background, education, expertise and/or experience

23

SUPPLEMENTAL INFORMATION (UNAUDITED)

of the investment professionals that would serve as portfolio managers for the Fund and the capabilities, resources and reputation of the Sub-Adviser.

Based upon these considerations, the Board concluded, within the context of their full deliberations, that the nature, extent and quality of services to be provided to the Fund by the Sub-Adviser were appropriate.

Investment Performance

Because the Sub-Adviser is new to the Fund, the Board was not able to evaluate an investment performance record for the Fund with respect to the Sub-Adviser. The Board did consider the Sub-Adviser’s performance history with respect to a similarly-managed fund. While there was no historical Sub-Adviser performance information with respect to the Fund for review, the Board noted that it would have an opportunity to review such information in connection with future annual reviews of the Sub-Advisory Agreement.

Costs and Profitability

The Trustees considered the proposed sub-advisory fees to be paid under the Sub-Advisory Agreement and evaluated the reasonableness of the fees, which were lower than the fees charged by the current Sub-Adviser for the Fund. The Trustees considered that the fees to be paid to the Sub-Adviser would be paid by the Manager and not the Fund and that the Manager had negotiated the fees with the Sub-Adviser at arm’s-length.

The Trustees did not request or consider any projected profitability information from the Sub-Adviser because the Manager would be responsible for payment of the sub-advisory fees and had negotiated the fees with the Sub-Adviser at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Trustees concluded that the proposed sub-advisory fees were reasonable in light of the nature, extent and quality of services expected to be rendered to the Fund by the Sub-Adviser.

Economies of Scale

The Trustees concluded that it was appropriate to revisit potential economies of scale in connection with future reviews of the Sub-Advisory Agreement or earlier if warranted.

Ancillary Benefits

The Trustees considered the potential benefits, other than the sub-advisory fee, that the Sub-Adviser and its affiliates may receive because of their relationships with the Fund, including the ability to use soft dollars consistent with Trust policies and other benefits from increases in assets under management. The Trustees concluded that the benefits that may accrue to the Sub-Adviser and its affiliates are consistent with those expected for a Sub-Adviser to a mutual fund such as the Fund.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Sub-Advisory Agreement.

24

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

25

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8175

Guardian Variable

Products Trust

2023

Semiannual Report

All Data as of June 30, 2023

Guardian Mid Cap Relative Value VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Mid Cap Relative Value VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2023. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $171,758,185

Sector Allocation[1] As of June 30, 2023

Top Ten Holdings[2] As of June 30, 2023

Holding	% of Total Net Assets
Vulcan Materials Co.	3.60%
Republic Services, Inc.	3.55%
AerCap Holdings NV	3.42%
LKQ Corp.	3.26%
Amdocs Ltd.	3.20%
Carlisle Cos., Inc.	3.18%
Jacobs Solutions, Inc.	3.05%
MasTec, Inc.	3.02%
CBRE Group, Inc., Class A	2.84%
Arch Capital Group Ltd.	2.84%
Total	31.96%

[1]	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
[2]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23-6/30/23	Expense Ratio During Period 1/1/23-6/30/23
Based on Actual Return	$1,000.00	$1,060.40	$5.47	1.07%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,019.49	$5.36	1.07%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

June 30, 2023 (unaudited)	Shares	Value
Common Stocks – 97.8%

Aerospace & Defense – 2.0%

L3Harris Technologies, Inc.	17,421	$3,410,509

		3,410,509
Automobile Components – 0.9%

Aptiv PLC(1)	15,445	1,576,780

		1,576,780
Banks – 2.7%

Citizens Financial Group, Inc.	16,437	428,677

Fifth Third Bancorp	104,148	2,729,719

Regions Financial Corp.	87,650	1,561,923

		4,720,319
Beverages – 2.5%

Keurig Dr Pepper, Inc.	136,930	4,281,801

		4,281,801
Building Products – 3.2%

Carlisle Cos., Inc.	21,328	5,471,272

		5,471,272
Chemicals – 1.2%

Ashland, Inc.	109	9,473

Huntsman Corp.	76,769	2,074,299

		2,083,772
Commercial Services & Supplies – 3.5%

Republic Services, Inc.	39,854	6,104,437

		6,104,437
Construction & Engineering – 4.1%

API Group Corp.(1)	67,107	1,829,337

MasTec, Inc.(1)	43,922	5,181,478

		7,010,815
Construction Materials – 3.6%

Vulcan Materials Co.	27,446	6,187,426

		6,187,426
Consumer Finance – 0.7%

Discover Financial Services	10,291	1,202,503

		1,202,503
Containers & Packaging – 0.8%

AptarGroup, Inc.	11,497	1,332,042

		1,332,042
Distributors – 3.3%

LKQ Corp.	95,994	5,593,570

		5,593,570
Electric Utilities – 4.5%

American Electric Power Co., Inc.	46,320	3,900,144

FirstEnergy Corp.	97,279	3,782,208

		7,682,352
Energy Equipment & Services – 1.5%

Baker Hughes Co.	56,891	1,798,325

NOV, Inc.	46,125	739,845

		2,538,170

June 30, 2023 (unaudited)	Shares	Value
Financial Services – 2.4%

Euronet Worldwide, Inc.(1)	35,156	$4,126,260

Pershing Square Tontine Holdings Ltd.(1)(2)(3)	125,172	0

		4,126,260
Ground Transportation – 1.0%

Knight-Swift Transportation Holdings, Inc.	29,709	1,650,632

		1,650,632
Health Care Equipment & Supplies – 5.6%

Alcon, Inc.	56,165	4,611,708

Teleflex, Inc.	6,873	1,663,472

Zimmer Biomet Holdings, Inc.	22,665	3,300,024

		9,575,204
Hotels, Restaurants & Leisure – 2.0%

Wendy’s Co.	55,382	1,204,559

Yum China Holdings, Inc.	40,190	2,270,735

		3,475,294
Household Durables – 1.0%

D.R. Horton, Inc.	13,619	1,657,296

		1,657,296
Household Products – 5.1%

Church & Dwight Co., Inc.	44,489	4,459,132

Reynolds Consumer Products, Inc.	151,262	4,273,152

		8,732,284
Insurance – 9.5%

Allstate Corp.	35,862	3,910,392

Arch Capital Group Ltd.(1)	65,085	4,871,612

Axis Capital Holdings Ltd.	12,415	668,299

Brown & Brown, Inc.	67,271	4,630,936

Loews Corp.	38,999	2,315,761

		16,397,000
Interactive Media & Services – 0.8%

Match Group, Inc.(1)	31,364	1,312,583

		1,312,583
IT Services – 3.2%

Amdocs Ltd.	55,671	5,503,078

		5,503,078
Life Sciences Tools & Services – 1.7%

Charles River Laboratories International, Inc.(1)	14,091	2,962,633

		2,962,633
Machinery – 2.2%

Donaldson Co., Inc.	35,950	2,247,234

Gates Industrial Corp. PLC(1)	116,300	1,567,724

		3,814,958
Metals & Mining – 1.5%

Freeport-McMoRan, Inc.	62,897	2,515,880

		2,515,880

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

June 30, 2023 (unaudited)	Shares	Value
Mortgage REITs – 2.2%

Annaly Capital Management, Inc.	190,886	$3,819,629

		3,819,629
Office REITs – 1.6%

Boston Properties, Inc.	47,280	2,722,855

		2,722,855
Oil, Gas & Consumable Fuels – 4.2%

Devon Energy Corp.	36,048	1,742,560

EOG Resources, Inc.	22,833	2,613,009

Targa Resources Corp.	6,851	521,361

Valero Energy Corp.	20,654	2,422,714

		7,299,644
Professional Services – 3.9%

Dun & Bradstreet Holdings, Inc.	126,518	1,463,813

Jacobs Solutions, Inc.	44,041	5,236,035

		6,699,848
Real Estate Management & Development – 2.8%

CBRE Group, Inc., Class A(1)	60,446	4,878,597

		4,878,597
Semiconductors & Semiconductor Equipment – 0.9%

ON Semiconductor Corp.(1)	12,186	1,152,552

Teradyne, Inc.	3,928	437,304

		1,589,856
Software – 0.9%

Synopsys, Inc.(1)	3,720	1,619,725

		1,619,725
Specialized REITs – 3.4%

CubeSmart	29,594	1,321,668

Gaming and Leisure Properties, Inc.	58,683	2,843,778

Weyerhaeuser Co.	51,332	1,720,136

		5,885,582
Specialty Retail – 1.4%

Foot Locker, Inc.	30,929	838,485

RH(1)	4,609	1,519,081

		2,357,566
Trading Companies & Distributors – 4.2%

AerCap Holdings NV(1)	92,425	5,870,836

Ferguson PLC	8,184	1,287,425

		7,158,261
Water Utilities – 1.8%

American Water Works Co., Inc.	21,394	3,053,994

		3,053,994

Total Common Stocks (Cost $126,957,577)		168,004,427
Warrants – 0.0%

Pershing Square Tontine Holdings Ltd.(1)(2)	14,344	0

Total Warrants (Cost $0)		0

June 30, 2023 (unaudited)	Principal Amount	Value
Repurchase Agreements – 2.1%

Fixed Income Clearing Corp., 1.52%, dated 6/30/2023, proceeds at maturity value of $3,523,755, due 7/3/2023(4)	$3,523,309	$3,523,309

Total Repurchase Agreements (Cost $3,523,309)		3,523,309

Total Investments – 99.9% (Cost $130,480,886)		171,527,736

Assets in excess of other liabilities – 0.1%		230,449

Total Net Assets – 100.0%		$171,758,185

(1)	Non–income–producing security.
(2)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Pershing Square Tontine Holdings Ltd.	125,172	$0	$0	7/26/2022	0.00%
Pershing Square Tontine Holdings Ltd.	14,344	0	0	7/26/2022	0.00

(3)

Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.625%	3/15/2026	$3,541,500	$3,593,829

Legend:

REITs — Real Estate Investment Trusts

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$168,004,427	$—	$—	$168,004,427
Warrants	—	0	—	0
Repurchase Agreements	—	3,523,309	—	3,523,309
Total	$168,004,427	$3,523,309	$—	$171,527,736

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Statement of Assets and Liabilities As of June 30, 2023 (unaudited)
Assets

Investments, at value	$171,527,736

Receivable for investments sold	785,683

Dividends/interest receivable	355,850

Foreign tax reclaims receivable	4,341

Prepaid expenses	2,061

Total Assets	172,675,671

Liabilities

Payable for investments purchased	608,326

Payable for fund shares redeemed	124,293

Investment advisory fees payable	96,445

Distribution fees payable	34,453

Accrued audit fees	13,978

Accrued custodian and accounting fees	11,005

Accrued trustees’ and officers’ fees	3,804

Accrued expenses and other liabilities	25,182

Total Liabilities	917,486

Total Net Assets	$171,758,185

Net Assets Consist of:

Paid-in capital	$51,459,505

Distributable earnings	120,298,680

Total Net Assets	$171,758,185

Investments, at Cost	$130,480,886

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	9,226,595

Net Asset Value Per Share	$18.62

Statement of Operations For the Six Months Ended June 30, 2023 (unaudited)
Investment Income

Dividends	$1,681,565

Interest	37,251

Withholding taxes on foreign dividends	(4,485)

Total Investment Income	1,714,331

Expenses

Investment advisory fees	587,640

Distribution fees	210,017

Professional fees	30,224

Trustees’ and officers’ fees	22,073

Custodian and accounting fees	16,986

Administrative fees	15,607

Transfer agent fees	7,075

Shareholder reports	5,043

Other expenses	4,862

Total Expenses	899,527

Net Investment Income/(Loss)	814,804

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments

Net realized gain/(loss) from investments	5,256,447

Net change in unrealized appreciation/(depreciation) on investments	4,119,658

Net Gain on Investments	9,376,105

Net Increase in Net Assets Resulting From Operations	$10,190,909

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/23	For the Year Ended 12/31/22

Operations

Net investment income/(loss)	$814,804	$1,619,436

Net realized gain/(loss) from investments	5,256,447	21,337,187

Net change in unrealized appreciation/(depreciation) on investments	4,119,658	(35,212,513)

Net Increase/(Decrease) in Net Assets Resulting from Operations	10,190,909	(12,255,890)

Capital Share Transactions

Proceeds from sales of shares	7,162,202	3,793,845

Cost of shares redeemed	(19,453,941)	(54,742,262)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(12,291,739)	(50,948,417)

Net Decrease in Net Assets	(2,100,830)	(63,204,307)

Net Assets

Beginning of period	173,859,015	237,063,322

End of period	$171,758,185	$173,859,015

Other Information:

Shares

Sold	405,369	220,840

Redeemed	(1,079,843)	(3,167,374)

Net Decrease	(674,474)	(2,946,534)

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/23	$17.56	$0.09	$0.97	$1.06	$18.62	6.04%	(4)

Year Ended 12/31/22	18.45	0.14	(1.03)	(0.89)	17.56	(4.82)%

Year Ended 12/31/21	14.32	0.05	4.08	4.13	18.45	28.84%

Year Ended 12/31/20	13.93	0.09	0.30	0.39	14.32	2.80%

Year Ended 12/31/19	10.28	0.10	3.55	3.65	13.93	35.51%

Year Ended 12/31/18	12.02	0.08	(1.82)	(1.74)	10.28	(14.48)%

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets(3)	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$171,758	1.07%(4)	1.07%(4)	0.97%(4)	0.97%(4)	14%	(4)

173,859	1.05%	1.05%	0.83%	0.83%	24%

237,063	1.05%	1.05%	0.32%	0.32%	31%

244,930	1.06%	1.11%	0.70%	0.65%	56%

235,342	1.00%	1.10%	0.83%	0.73%	37%

204,185	1.00%	1.14%	0.66%	0.52%	31%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers, expense limitations, and recoupments, if any.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

June 30, 2023 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Mid Cap Relative Value VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2023, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2023 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2023, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2023, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.72% up to $100 million, 0.67% from $100 to $300 million, 0.62% from $300 to $500 million, and 0.60% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2024 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.08% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2023, Park Avenue did not waive any fees or pay any Fund expenses.

Park Avenue has entered into a Sub-Advisory Agreement with Allspring Global Investments, LLC (“Allspring”). Allspring is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2023, the Fund paid distribution fees in the amount of $210,017 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $23,190,401 and $33,874,027, respectively, for the six months ended June 30, 2023. During the six months ended June 30, 2023, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include,

but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2023, the Fund held two illiquid securities.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 5, 2024. The Fund did not utilize the credit facility during the six months ended June 30, 2023.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has adversely impacted both local and global economies, including those in which the Fund may invest. These impacts include materially reduced consumer demand and economic output, disrupted supply chains, market closures, travel restrictions and quarantines, and strained healthcare systems. The Fund’s operations may be interrupted as a result, which may have a negative impact on the Fund’s investment performance.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) Previously approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and otherwise support carrying out the Administrator’s liquidity risk management responsibilities under the Program.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually, taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified, no less than monthly, into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value.

The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets that must be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 29-30, 2023, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented and the investment strategies for each Fund continue to be appropriate since its inception. In addition, the Report summarized the operation of the Program and the information and factors considered by the Administrator in its assessment of the Program’s implementation, such as the liquidity risk assessment framework and liquidity classification methodologies.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 29-30, 2023 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-Advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-Advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Small Cap Core VIP Fund; (ii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund; (iii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iv) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (v) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (vi) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vii) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (viii) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (ix) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (xi) FIAM LLC with respect to Guardian Select Mid Cap Core VIP Fund; and (xii) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting, (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-Adviser) with respect to Guardian International Equity VIP Fund for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses

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from the Manager and each Sub-Adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-Advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-Adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-Advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-Advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-Adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-Advisers to the COVID-19 pandemic, including the continuation of remote work arrangements and return-to-office plans. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-Advisers with respect to the services that the Sub-Advisers would provide under the Sub-Advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-Advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-Advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment

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advisory services provided by the Sub-Advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-Advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-Advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-Adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-Advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-Adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-Advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-Advisers, but noted that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-Advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-Advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in

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light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-Advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-Advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-Advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 4th quintile for its performance universe for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 5-year periods and in the 4th quintile for 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board note that the Fund’s performance was lower than the benchmark index for the 3-year and 5-year periods.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.
•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and that the actual total expenses were in the 4th quintile.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was lower than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

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Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 2nd quintile of its performance universe for the 3-year period and in the 3rd quintile of its performance universe for the 5-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was higher than the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that the actual total expenses were in the 3rd quintile.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 4th quintile of its performance universe for the 3-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile of its performance universe for the 5-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile and the actual total expenses were in the 3rd quintile.

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Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and the actual management fee and the actual total expenses were in the 1st quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile and the actual management fee was in the 2nd quintile.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The

Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and actual total expenses were in the 3rd quintile of the expense group and the actual management fee was in the 1st quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

22

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

23

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8176

Guardian Variable

Products Trust

2023

Semiannual Report

All Data as of June 30, 2023

Guardian Mid Cap Traditional Growth VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Mid Cap Traditional Growth VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2023. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $88,595,489

Sector Allocation[1] As of June 30, 2023

Top Ten Holdings[2] As of June 30, 2023

Holding	% of Total Net Assets
ON Semiconductor Corp.	4.02%
Constellation Software, Inc.	3.84%
Boston Scientific Corp.	3.15%
WEX, Inc.	3.05%
SS&C Technologies Holdings, Inc.	2.82%
Intact Financial Corp.	2.71%
Amdocs Ltd.	2.62%
Flex Ltd.	2.49%
Sensata Technologies Holding PLC	2.44%
Teleflex, Inc.	2.41%
Total	29.55%

[1]	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
[2]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23-6/30/23	Expense Ratio During Period 1/1/23-6/30/23
Based on Actual Return	$1,000.00	$1,122.80	$5.74	1.09%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,019.39	$5.46	1.09%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

June 30, 2023 (unaudited)	Shares	Value
Common Stocks – 99.1%

Aerospace & Defense – 1.4%

L3Harris Technologies, Inc.	6,391	$1,251,166

		1,251,166
Automobile Components – 0.5%

Visteon Corp.(1)	2,819	404,837

		404,837
Biotechnology – 2.7%

Abcam PLC, ADR(1)	14,175	346,862

Argenx SE, ADR(1)	1,697	661,372

Ascendis Pharma A/S, ADR(1)	4,873	434,915

BioMarin Pharmaceutical, Inc.(1)	6,451	559,173

Sarepta Therapeutics, Inc.(1)	3,622	414,791

		2,417,113
Capital Markets – 3.8%

Cboe Global Markets, Inc.	4,050	558,940

Charles Schwab Corp.	11,875	673,075

LPL Financial Holdings, Inc.	8,157	1,773,577

MSCI, Inc.	761	357,130

		3,362,722
Chemicals – 0.9%

Corteva, Inc.	14,670	840,591

		840,591
Commercial Services & Supplies – 3.7%

Cimpress PLC(1)	10,905	648,630

Clean Harbors, Inc.(1)	2,903	477,340

RB Global, Inc.	13,526	811,560

Rentokil Initial PLC (United Kingdom)	22,462	175,445

Rentokil Initial PLC, ADR	29,531	1,152,004

		3,264,979
Consumer Staples Distribution & Retail – 0.7%

Dollar Tree, Inc.(1)	4,673	670,575

		670,575
Containers & Packaging – 0.6%

Sealed Air Corp.	13,614	544,560

		544,560
Diversified Consumer Services – 0.6%

Frontdoor, Inc.(1)	16,645	530,975

		530,975
Electric Utilities – 1.0%

Alliant Energy Corp.	16,646	873,582

		873,582
Electrical Equipment – 3.0%

Regal Rexnord Corp.	3,379	520,028

Sensata Technologies Holding PLC	48,036	2,161,140

		2,681,168
Electronic Equipment, Instruments & Components – 6.9%

Flex Ltd.(1)	79,852	2,207,109

National Instruments Corp.	17,343	995,488

TE Connectivity Ltd.	7,701	1,079,372

Teledyne Technologies, Inc.(1)	4,442	1,826,151

		6,108,120

June 30, 2023 (unaudited)	Shares	Value
Entertainment – 2.3%

Liberty Media Corp-Liberty Formula One, Class A(1)	708	$47,875

Liberty Media Corp-Liberty Formula One, Class C(1)	26,095	1,964,432

		2,012,307
Financial Services – 4.4%

Fidelity National Information Services, Inc.	10,524	575,663

Global Payments, Inc.	6,003	591,415

WEX, Inc.(1)	14,840	2,701,919

		3,868,997
Ground Transportation – 3.2%

JB Hunt Transport Services, Inc.	10,514	1,903,349

TFI International, Inc.	8,114	924,672

		2,828,021
Health Care Equipment & Supplies – 8.7%

Boston Scientific Corp.(1)	51,661	2,794,344

Cooper Cos., Inc.	2,309	885,340

Dentsply Sirona, Inc.	20,210	808,804

ICU Medical, Inc.(1)	6,109	1,088,563

Teleflex, Inc.	8,814	2,133,252

		7,710,303
Hotels, Restaurants & Leisure – 2.6%

Aramark	32,913	1,416,905

Entain PLC (United Kingdom)	56,236	913,285

		2,330,190
Insurance – 5.2%

Intact Financial Corp. (Canada)	15,549	2,400,749

Ryan Specialty Holdings, Inc.(1)	12,806	574,862

W R Berkley Corp.	26,847	1,599,007

		4,574,618
Interactive Media & Services – 0.5%

Ziff Davis, Inc.(1)	6,049	423,793

		423,793
IT Services – 5.0%

Amdocs Ltd.	23,448	2,317,835

GoDaddy, Inc., Class A(1)	27,615	2,074,715

		4,392,550
Life Sciences Tools & Services – 4.8%

Avantor, Inc.(1)	50,136	1,029,793

Illumina, Inc.(1)	4,216	790,458

Revvity, Inc.	15,468	1,837,444

Waters Corp.(1)	2,310	615,707

		4,273,402
Machinery – 4.0%

Fortive Corp.	3,252	243,152

Ingersoll Rand, Inc.	28,944	1,891,780

Westinghouse Air Brake Technologies Corp.	13,289	1,457,405

		3,592,337

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

June 30, 2023 (unaudited)	Shares	Value
Passenger Airlines – 1.4%

Ryanair Holdings PLC, ADR(1)	10,874	$1,202,664

		1,202,664
Pharmaceuticals – 0.9%

Catalent, Inc.(1)	18,070	783,515

		783,515
Professional Services – 6.7%

Broadridge Financial Solutions, Inc.	8,300	1,374,729

Ceridian HCM Holding, Inc.(1)	16,539	1,107,617

SS&C Technologies Holdings, Inc.	41,191	2,496,174

TransUnion	11,900	932,127

		5,910,647
Semiconductors & Semiconductor Equipment – 10.0%

KLA Corp.	1,873	908,442

Lam Research Corp.	1,322	849,861

Microchip Technology, Inc.	18,942	1,697,014

NXP Semiconductors NV	8,893	1,820,219

ON Semiconductor Corp.(1)	37,705	3,566,139

		8,841,675
Software – 6.7%

Atlassian Corp., Class A(1)	1,971	330,754

Constellation Software, Inc. (Canada)	1,640	3,397,929

Dynatrace, Inc.(1)	13,009	669,573

Nice Ltd., ADR(1)	5,848	1,207,612

Topicus.com, Inc. (Canada)(1)	4,490	368,249

		5,974,117
Specialized REITs – 1.6%

Lamar Advertising Co., Class A	14,161	1,405,479

		1,405,479
Specialty Retail – 2.1%

Burlington Stores, Inc.(1)	2,206	347,202

CarMax, Inc.(1)	17,020	1,424,574

Wayfair, Inc., Class A(1)	1,253	81,458

		1,853,234

June 30, 2023 (unaudited)	Shares	Value
Textiles, Apparel & Luxury Goods – 1.4%

Gildan Activewear, Inc.	38,658	$1,246,334

		1,246,334
Trading Companies & Distributors – 1.8%

Ferguson PLC	10,142	1,595,438

		1,595,438

Total Common Stocks (Cost $65,883,360)		87,770,009

	Principal Amount	Value
Repurchase Agreements – 0.3%

Fixed Income Clearing Corp., 1.52%, dated 6/30/2023, proceeds at maturity value of $277,186, due 7/3/2023(2)	$277,151	277,151

Total Repurchase Agreements (Cost $277,151)		277,151

Total Investments – 99.4% (Cost $66,160,511)		88,047,160

Assets in excess of other liabilities – 0.6%		548,329

Total Net Assets – 100.0%		$88,595,489

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.625%	3/15/2026	$278,600	$282,717

Legend:

ADR — American Depositary Receipt

REITs — Real Estate Investment Trusts

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$86,681,279	$1,088,730	*	$—	$87,770,009
Repurchase Agreements	—	277,151		—	277,151
Total	$86,681,279	$1,365,881		$—	$88,047,160

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Statement of Assets and Liabilities As of June 30, 2023 (unaudited)
Assets

Investments, at value	$88,047,160

Foreign currency, at value	11,066

Receivable for investments sold	851,739

Dividends/interest receivable	41,996

Reimbursement receivable from adviser	10,327

Foreign tax reclaims receivable	1,748

Prepaid expenses	1,030

Total Assets	88,965,066

Liabilities

Payable for investments purchased	136,252

Payable for fund shares redeemed	106,464

Investment advisory fees payable	57,187

Distribution fees payable	17,871

Accrued custodian and accounting fees	17,440

Accrued audit fees	13,978

Accrued trustees’ and officers’ fees	1,721

Accrued expenses and other liabilities	18,664

Total Liabilities	369,577

Total Net Assets	$88,595,489

Net Assets Consist of:

Paid-in capital	$20,015,618

Distributable earnings	68,579,871

Total Net Assets	$88,595,489

Investments, at Cost	$66,160,511

Foreign Currency, at Cost	$11,065

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	4,088,203

Net Asset Value Per Share	$21.67

Statement of Operations For the Six Months Ended June 30, 2023 (unaudited)
Investment Income

Dividends	$404,098

Non-cash dividends	52,036

Interest	11,598

Withholding taxes on foreign dividends	(22,440)

Total Investment Income	445,292

Expenses

Investment advisory fees	346,278

Distribution fees	108,212

Professional fees	22,160

Custodian and accounting fees	21,600

Administrative fees	11,950

Trustees’ and officers’ fees	11,117

Transfer agent fees	5,924

Shareholder reports	4,092

Other expenses	2,466

Total Expenses	533,799

Less: Fees waived	(61,995)

Total Expenses, Net	471,804

Net Investment Income/(Loss)	(26,512)

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	1,280,789

Net realized gain/(loss) from foreign currency transactions	92

Net change in unrealized appreciation/(depreciation) on investments	9,428,119

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	26

Net Gain on Investments and Foreign Currency Transactions	10,709,026

Net Increase in Net Assets Resulting From Operations	$10,682,514

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/23	For the Year Ended 12/31/22

Operations

Net investment income/(loss)	$(26,512)	$(289,459)

Net realized gain/(loss) from investments and foreign currency transactions	1,280,881	8,345,888

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	9,428,145	(28,734,162)

Net Increase/(Decrease) in Net Assets Resulting from Operations	10,682,514	(20,677,733)

Capital Share Transactions

Proceeds from sales of shares	4,689,502	6,059,704

Cost of shares redeemed	(15,196,153)	(20,064,443)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(10,506,651)	(14,004,739)

Net Increase/(Decrease) in Net Assets	175,863	(34,682,472)

Net Assets

Beginning of period	88,419,626	123,102,098

End of period	$88,595,489	$88,419,626

Other Information:

Shares

Sold	231,226	302,605

Redeemed	(723,812)	(999,928)

Net Decrease	(492,586)	(697,323)

6	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

7

FINANCIAL INFORMATION — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Loss(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/23	$19.30	$(0.01)(4)	$2.38	$2.37	$21.67	12.28%	(5)

Year Ended 12/31/22	23.32	(0.06)	(3.96)	(4.02)	19.30	(17.24)%

Year Ended 12/31/21	19.91	(0.05)	3.46	3.41	23.32	17.13%

Year Ended 12/31/20	16.71	(0.04)	3.24	3.20	19.91	19.15%

Year Ended 12/31/19	12.27	(0.01)	4.45	4.44	16.71	36.19%

Year Ended 12/31/18	12.72	(0.01)	(0.44)	(0.45)	12.27	(3.54)%

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Loss to Average Net Assets(3)	Gross Ratio of Net Investment Loss to Average Net Assets	Portfolio Turnover Rate

$88,595	1.09%(5)	1.23%(5)	(0.06)%(4),(5)	(0.20)% (4),(5)	9%	(5)

88,420	1.10%	1.21%	(0.29)%	(0.40)%	16%

123,102	1.10%	1.17%	(0.24)%	(0.31)%	10%

130,558	1.10%	1.23%	(0.25)%	(0.38)%	19%

125,058	1.10%	1.26%	(0.07)%	(0.23)%	10%

110,065	1.10%	1.31%	(0.07)%	(0.28)%	30%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Loss to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Reflects a special dividend paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividend, the Net Investment Loss per share would have been $(0.02), the Net Ratio of Net Investment Loss to Average Net Assets would have been (0.18)%, and the Gross Ratio of Net Investment Loss to Average Net Assets would have been (0.32)%.

(5)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

June 30, 2023 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Mid Cap Traditional Growth VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term growth of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 - unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 - other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2023, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2023 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2023, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2023, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.80% up to $100 million, 0.75% from $100 to $300 million, and 0.73% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2024 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.09% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2023, Park Avenue waived fees and/or paid Fund expenses in the amount of $61,995.

Park Avenue has entered into a Sub-Advisory Agreement with Janus Henderson Investors US LLC (“Janus”). Janus is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2023, the Fund paid distribution fees in the amount of $108,212 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $7,519,594 and $15,768,824, respectively, for the six months ended June 30, 2023. During the six months ended June 30, 2023, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

(a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 5, 2024. The Fund did not utilize the credit facility during the six months ended June 30, 2023.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has adversely impacted both local and global economies, including those in which the Fund may invest. These impacts include materially reduced consumer demand and economic output, disrupted supply chains, market closures, travel restrictions and quarantines, and strained healthcare systems. The Fund’s operations may be interrupted as a result, which may have a negative impact on the Fund’s investment performance.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”)

Previously approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and otherwise support carrying out the Administrator’s liquidity risk management responsibilities under the Program.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually, taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified, no less than monthly, into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value.

The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets that must be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 29-30, 2023, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented and the investment strategies for each Fund continue to be appropriate since its inception. In addition, the Report summarized the operation of the Program and the information and factors considered by the Administrator in its assessment of the Program’s implementation, such as the liquidity risk assessment framework and liquidity classification methodologies.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Management and

Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 29-30, 2023 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-Advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-Advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Small Cap Core VIP Fund; (ii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund; (iii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iv) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (v) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (vi) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vii) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (viii) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (ix) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (xi) FIAM LLC with respect to Guardian Select Mid Cap Core VIP Fund; and (xii) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting, (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-Adviser) with respect to Guardian International Equity VIP Fund for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses

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SUPPLEMENTAL INFORMATION (UNAUDITED)

from the Manager and each Sub-Adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-Advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-Adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-Advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-Advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-Adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-Advisers to the COVID-19 pandemic, including the continuation of remote work arrangements and return-to-office plans. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-Advisers with respect to the services that the Sub-Advisers would provide under the Sub-Advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-Advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-Advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment

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SUPPLEMENTAL INFORMATION (UNAUDITED)

advisory services provided by the Sub-Advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-Advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-Advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-Adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-Advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-Adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-Advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-Advisers, but noted that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-Advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-Advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in

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SUPPLEMENTAL INFORMATION (UNAUDITED)

light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-Advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-Advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-Advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 4th quintile for its performance universe for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 5-year periods and in the 4th quintile for 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•

The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board note that the

19

SUPPLEMENTAL INFORMATION (UNAUDITED)

Fund’s performance was lower than the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and that the actual total expenses were in the 4th quintile.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was lower than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

20

SUPPLEMENTAL INFORMATION (UNAUDITED)

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 2nd quintile of its performance universe for the 3-year period and in the 3rd quintile of its performance universe for the 5-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was higher than the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that the actual total expenses were in the 3rd quintile.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 4th quintile of its performance universe for the 3-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile of its performance universe for the 5-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile and the actual total expenses were in the 3rd quintile.

21

SUPPLEMENTAL INFORMATION (UNAUDITED)

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and the actual management fee and the actual total expenses were in the 1st quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile and the actual management fee was in the 2nd quintile.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The

Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and actual total expenses were in the 3rd quintile of the expense group and the actual management fee was in the 1st quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

22

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

23

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8177

Guardian Variable

Products Trust

2023

Semiannual Report

All Data as of June 30, 2023

Guardian Multi-Sector Bond VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Multi-Sector Bond VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2023. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN MULTI-SECTOR BOND VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $223,516,366

Bond Sector Allocation[1] As of June 30, 2023

Bond Quality Allocation[2] As of June 30, 2023

1

GUARDIAN MULTI-SECTOR BOND VIP FUND

Top Ten Holdings[1] As of June 30, 2023

Holding	Coupon Rate	Maturity Date	% of Total Net Assets
U.S. Treasury Note	4.625%	6/30/2025	11.58%
U.S. Treasury Bond	3.875%	5/15/2043	9.39%
U.S. Treasury Note	4.000%	6/30/2028	7.12%
U.S. Treasury Bond	3.625%	5/15/2053	4.52%
U.S. Treasury Note	3.750%	5/31/2030	2.96%
Federal National Mortgage Association	3.500%	6/1/2052	2.01%
Federal Home Loan Mortgage Corp.	4.000%	6/1/2052	1.77%
Benchmark Mortgage Trust	3.419%	8/15/2052	1.72%
Federal National Mortgage Association	3.000%	3/1/2052	1.57%
Federal Home Loan Mortgage Corp.	2.500%	9/1/2052	1.38%
Total			44.02%

[1]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Cash includes short-term investments and net other assets and liabilities.
[2]

The Bond Quality Allocation chart displays the percentage of fund assets allocated to each rating. Rating agencies’ independent ratings of individual securities are aggregated by Bloomberg, and market weights are reported using Standard & Poor’s letter rating conventions. Rating methodology uses the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services, and Fitch Ratings. When a rating from only two of the rating agencies is available, the lower rating is used. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standards of credit quality. Rating agencies may fail to make timely changes in credit ratings, and an issuer’s current financial condition may be better or worse than a rating indicates. In formulating investment decisions for the Fund, Park Avenue Institutional Advisers LLC develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

2

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23-6/30/23	Expense Ratio During Period 1/1/23-6/30/23
Based on Actual Return	$1,000.00	$1,014.40	$4.45	0.89%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,020.38	$4.46	0.89%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2023 (unaudited)	Principal Amount	Value
Agency Mortgage–Backed Securities – 12.9%

Federal Home Loan Mortgage Corp. 2.50% due 9/1/2052	$3,652,104	$3,094,886
3.50% due 6/1/2052	3,020,089	2,752,235
4.00% due 10/1/2037	435,714	420,640
4.00% due 6/1/2052	4,225,520	3,963,746
4.50% due 9/1/2052	480,763	462,066
5.00% due 12/1/2052	1,058,713	1,037,126

Federal National Mortgage Association 2.50% due 5/1/2052	1,226,244	1,039,271
3.00% due 7/1/2051	1,793,491	1,581,402
3.00% due 3/1/2052	3,991,549	3,516,964
3.00% due 5/1/2052	2,176,035	1,914,948
3.50% due 6/1/2052	4,919,277	4,483,033
3.50% due 10/1/2052	1,942,215	1,769,075
3.50% due 11/1/2052	1,847,444	1,682,672
4.00% due 12/1/2052	1,271,283	1,192,552

Total Agency Mortgage–Backed Securities (Cost $29,465,331)		28,910,616
Asset–Backed Securities – 17.3%

AIMCO CLO 2017-AA DR 8.40% (3 mo. USD LIBOR + 3.15%) due 4/20/2034(1)(2)(3)	1,800,000	1,649,700

Allegro CLO VI Ltd. 2017-2A B 6.76% (3 mo. USD LIBOR + 1.50%) due 1/17/2031(1)(2)(3)	1,000,000	975,200

Ares XXXIV CLO Ltd. 2015-2A BR2 6.86% (3 mo. USD LIBOR + 1.60%) due 4/17/2033(1)(2)(3)	300,000	290,640

Avis Budget Rental Car Funding AESOP LLC 2019-3A A 2.36% due 3/20/2026(1)	1,180,000	1,113,765

Barings CLO Ltd. 2020-1A AR 6.41% (3 mo. USD LIBOR + 1.15%) due 10/15/2036(1)(2)(3)	1,350,000	1,317,892

Battery Park CLO II Ltd. 2022-1A A1 7.259% (3 mo. USD Term SOFR + 2.21%) due 10/20/2035(1)(2)	1,800,000	1,800,000

BlueMountain CLO Ltd. 2014-2A BR2 7.00% (3 mo. USD LIBOR + 1.75%) due 10/20/2030(1)(2)(3)	600,000	587,280

CarMax Auto Owner Trust 2020-4 B 0.85% due 6/15/2026	1,250,000	1,166,257

Cathedral Lake VI Ltd. 2021-6A AN 6.505% (3 mo. USD LIBOR + 1.25%) due 4/25/2034(1)(2)(3)	1,400,000	1,376,196

June 30, 2023 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

CIFC Funding Ltd. 2013-4A BRR 6.892% (3 mo. USD LIBOR + 1.60%) due 4/27/2031(1)(2)(3)	$1,200,000	$1,173,360

DB Master Finance LLC 2021-1A A2II 2.493% due 11/20/2051(1)	935,750	777,859

Dryden 80 CLO Ltd. 2019-80A AR 6.236% (3 mo. USD Term SOFR + 1.25%) due 1/17/2033(1)(2)	1,700,000	1,664,980

Elmwood CLO IX Ltd. 2021-2A C 7.15% (3 mo. USD LIBOR + 1.90%) due 7/20/2034(1)(2)(3)	1,000,000	947,500

Ford Credit Auto Owner Trust 2020-1 A 2.04% due 8/15/2031(1)	1,600,000	1,505,436

GM Financial Automobile Leasing Trust 2023-1 A3 5.16% due 4/20/2026	1,050,000	1,042,125

Golden Credit Card Trust 2018-4A A 3.44% due 8/15/2025(1)	1,410,000	1,406,309

Greywolf CLO II Ltd. 2013-1A C2RR 9.46% (3 mo. USD LIBOR + 4.20%) due 4/15/2034(1)(2)(3)	2,400,000	2,268,938

Gulf Stream Meridian 6 Ltd. 2021-6A A1 6.45% (3 mo. USD LIBOR + 1.19%) due 1/15/2037(1)(2)(3)	1,300,000	1,276,730

Hyundai Auto Receivables Trust 2021-A A3 0.38% due 9/15/2025	1,187,925	1,156,934

ICG U.S. CLO Ltd. 2018-2A B 7.023% (3 mo. USD LIBOR + 1.75%) due 7/22/2031(1)(2)(3)	1,000,000	970,425

KKR CLO 38 Ltd. 38A A1 6.306% (3 mo. USD Term SOFR + 1.32%) due 4/15/2033(1)(2)	1,500,000	1,474,938

Madison Park Funding XXIII Ltd. 2017-23A BR 6.842% (3 mo. USD LIBOR + 1.55%) due 7/27/2031(1)(2)(3)	1,150,000	1,127,460

Master Credit Card Trust 2021-1A A 0.53% due 11/21/2025(1)	1,410,000	1,343,589

Neuberger Berman CLO XVII Ltd. 2014-17A BR2 6.773% (3 mo. USD LIBOR + 1.50%) due 4/22/2029(1)(2)(3)	1,400,000	1,371,720

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2023 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

Neuberger Berman Loan Advisers CLO 40 Ltd. 2021-40A A 6.32% (3 mo. USD LIBOR + 1.06%) due 4/16/2033(1)(2)(3)	$1,400,000	$1,382,080

Nissan Auto Lease Trust 2023-A A4 4.80% due 7/15/2027	900,000	886,994

Octagon Investment Partners 50 Ltd. 2020-4A DR 8.41% (3 mo. USD LIBOR + 3.15%) due 1/15/2035(1)(2)(3)	400,000	349,640

OHA Credit Funding 2 Ltd. 2019-2A CR 7.461% (3 mo. USD LIBOR + 2.20%) due 4/21/2034(1)(2)(3)	1,800,000	1,740,420

Oscar U.S. Funding XIV LLC 2022-1A A2 1.60% due 3/10/2025(1)	467,488	462,399

TIAA CLO IV Ltd. 2018-1A A2 6.95% (3 mo. USD LIBOR + 1.70%) due 1/20/2032(1)(2)(3)	1,520,000	1,480,176

Voya CLO Ltd. 2016-3A A3R 7.012% (3 mo. USD LIBOR + 1.75%) due 10/18/2031(1)(2)(3)	835,000	811,620

Westlake Automobile Receivables Trust 2022-3A A2 5.24% due 7/15/2025(1)	776,985	775,268

World Omni Auto Receivables Trust 2022-C A2 3.73% due 3/16/2026	1,062,699	1,052,574

Total Asset–Backed Securities (Cost $39,655,942)		38,726,404

Corporate Bonds & Notes – 21.4%

Aerospace & Defense – 0.5%

Lockheed Martin Corp. 4.75% due 2/15/2034	600,000	598,362
5.20% due 2/15/2055	300,000	309,693

Northrop Grumman Corp. 4.95% due 3/15/2053	300,000	292,602

		1,200,657
Agriculture – 0.5%

Philip Morris International, Inc. 5.75% due 11/17/2032	1,000,000	1,024,820

		1,024,820
Biotechnology – 0.2%

Amgen, Inc. 5.25% due 3/2/2033	400,000	400,404

		400,404

June 30, 2023 (unaudited)	Principal Amount	Value
Commercial Banks – 6.6%

Bank of America Corp. 4.271% (4.271% fixed rate until 7/23/2028; 3 mo. USD Term SOFR + 1.57% thereafter) due 7/23/2029(2)	$1,100,000	$1,043,262

5.288% (5.288% fixed rate until 4/25/2033; SOFR + 1.91% thereafter) due 4/25/2034(2)	700,000	693,581

Barclays PLC 2.645% (2.645% fixed rate until 6/24/2030; 1 yr. CMT + 1.90% thereafter) due 6/24/2031(2)	900,000	721,863

7.119% (7.119% fixed rate until 6/27/2033; SOFR + 3.57% thereafter) due 6/27/2034(2)	200,000	200,114

BNP Paribas SA 5.125% (5.125% fixed rate until 1/13/2028; 1 yr. CMT + 1.45% thereafter) due 1/13/2029(1)(2)	600,000	587,520

5.335% (5.335% fixed rate until 6/12/2028; 1 yr. CMT + 1.50% thereafter) due 6/12/2029(1)(2)	600,000	592,536

Credit Agricole SA 5.514% due 7/5/2033(1)	400,000	402,948

Deutsche Bank AG 2.311% (2.311% fixed rate until 11/16/2026; SOFR + 1.22% thereafter) due 11/16/2027(2)	1,600,000	1,376,320

Discover Bank 4.682% (4.682% fixed rate until 8/9/2023; 5 yr. USD Swap + 1.73% thereafter) due 8/9/2028(2)	1,300,000	1,180,894

Fifth Third Bank NA 2.25% due 2/1/2027	1,300,000	1,141,296

Huntington National Bank 4.552% (4.552% fixed rate until 5/17/2027; SOFR + 1.65% thereafter) due 5/17/2028(2)	700,000	654,605

5.65% due 1/10/2030	300,000	288,132

JPMorgan Chase & Co. 4.203% (4.203% fixed rate until 7/23/2028; 3 mo. USD Term SOFR + 1.52% thereafter) due 7/23/2029(2)	2,000,000	1,901,140

Mitsubishi UFJ Financial Group, Inc. 5.406% (5.406% fixed rate until 4/19/2033; 1 yr. CMT + 1.97% thereafter) due 4/19/2034(2)	500,000	495,860

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2023 (unaudited)	Principal Amount	Value
Commercial Banks (continued)

Morgan Stanley 5.123% (5.123% fixed rate until 2/1/2028; SOFR + 1.73% thereafter) due 2/1/2029(2)	$1,100,000	$1,085,524

5.25% (5.25% fixed rate until 4/21/2033; SOFR + 1.87% thereafter) due 4/21/2034(2)	600,000	592,176

NatWest Group PLC 5.808% (5.808% fixed rate until 9/13/2028; 1 yr. CMT + 1.95% thereafter) due 9/13/2029(2)	1,300,000	1,282,866

Truist Financial Corp. 5.867% (5.867% fixed rate until 6/8/2033; SOFR + 2.36% thereafter) due 6/8/2034(2)	600,000	601,140

		14,841,777
Computers – 0.2%

Apple, Inc. 2.65% due 2/8/2051	200,000	138,104
3.35% due 8/8/2032	400,000	372,740

		510,844
Cosmetics & Personal Care – 0.8%

Haleon U.S. Capital LLC 3.625% due 3/24/2032	1,200,000	1,076,172

Kenvue, Inc. 4.90% due 3/22/2033(1)	700,000	707,812
5.05% due 3/22/2053(1)	100,000	101,941

		1,885,925
Diversified Financial Services – 1.2%

AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.00% due 10/29/2028	1,400,000	1,214,248

Air Lease Corp. 5.30% due 2/1/2028	500,000	491,355

Charles Schwab Corp. 4.625% due 3/22/2030	600,000	588,198

Mastercard, Inc. 4.85% due 3/9/2033	300,000	305,493

		2,599,294
Electric – 1.6%

Consumers Energy Co. 4.20% due 9/1/2052	200,000	171,546

Duke Energy Carolinas LLC 4.95% due 1/15/2033	300,000	298,080

Duke Energy Corp. 3.50% due 6/15/2051	450,000	326,322

5.00% due 8/15/2052	200,000	183,042

Exelon Corp. 5.60% due 3/15/2053	400,000	403,508

PPL Electric Utilities Corp. 5.00% due 5/15/2033	300,000	300,792
5.25% due 5/15/2053	600,000	611,472

June 30, 2023 (unaudited)	Principal Amount	Value
Electric (continued)

Wisconsin Public Service Corp. 2.85% due 12/1/2051	$100,000	$66,180

Xcel Energy, Inc. 4.60% due 6/1/2032	1,300,000	1,230,294

		3,591,236
Food – 0.1%

Kroger Co. 1.70% due 1/15/2031	200,000	156,932

		156,932
Gas – 0.3%

CenterPoint Energy Resources Corp. 5.40% due 3/1/2033	600,000	610,788

		610,788
Healthcare-Services – 0.6%

Elevance Health, Inc. 4.75% due 2/15/2033	400,000	388,912
5.125% due 2/15/2053	100,000	96,776

UnitedHealth Group, Inc. 4.20% due 5/15/2032	600,000	572,556
5.875% due 2/15/2053	200,000	221,864

		1,280,108
Insurance – 1.2%

Aon Corp. / Aon Global Holdings PLC 5.35% due 2/28/2033	600,000	604,938

Athene Holding Ltd. 3.50% due 1/15/2031	500,000	411,840

Corebridge Financial, Inc. 3.90% due 4/5/2032	600,000	522,522

Hartford Financial Services Group, Inc. 3.60% due 8/19/2049	400,000	301,968

MetLife, Inc. 4.55% due 3/23/2030	500,000	489,415
5.25% due 1/15/2054	200,000	194,708

Prudential Financial, Inc. 3.70% due 3/13/2051	100,000	76,753
5.75% due 7/15/2033	100,000	104,790

		2,706,934
Media – 0.8%

Charter Communications Operating LLC / Charter Communications Operating Capital 4.40% due 4/1/2033	300,000	263,394
5.25% due 4/1/2053	400,000	322,848

Comcast Corp. 1.95% due 1/15/2031	740,000	605,017
2.887% due 11/1/2051	300,000	201,216
5.35% due 5/15/2053	300,000	305,028

		1,697,503
Oil & Gas – 1.3%

BP Capital Markets America, Inc. 4.812% due 2/13/2033	1,500,000	1,479,480

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2023 (unaudited)	Principal Amount	Value
Oil & Gas (continued)

Cenovus Energy, Inc. 2.65% due 1/15/2032	$400,000	$322,956
3.75% due 2/15/2052	200,000	141,986

Occidental Petroleum Corp. 7.50% due 5/1/2031	400,000	436,712

Valero Energy Corp. 2.80% due 12/1/2031	700,000	576,324

		2,957,458
Oil & Gas Services – 0.3%

Schlumberger Investment SA 4.85% due 5/15/2033	600,000	591,450

		591,450
Pharmaceuticals – 1.1%

CVS Health Corp. 5.30% due 6/1/2033	900,000	898,434

5.875% due 6/1/2053	300,000	308,193

Pfizer Investment Enterprises Pte Ltd. 4.75% due 5/19/2033	1,200,000	1,195,980

		2,402,607
Pipelines – 0.9%

Cheniere Energy Partners LP 5.95% due 6/30/2033(1)	400,000	402,200

Energy Transfer LP 3.75% due 5/15/2030	500,000	452,010
5.00% due 5/15/2050	200,000	168,996

ONEOK, Inc. 6.10% due 11/15/2032	400,000	406,896

Western Midstream Operating LP 6.15% due 4/1/2033	600,000	604,014

		2,034,116
Real Estate Investment Trusts (REITs) – 1.1%

American Tower Corp. 5.50% due 3/15/2028	400,000	398,120

5.65% due 3/15/2033	500,000	508,650

Extra Space Storage LP 5.50% due 7/1/2030	600,000	596,472

Realty Income Corp. 4.85% due 3/15/2030	900,000	872,091

		2,375,333
Semiconductors – 0.9%

Broadcom, Inc. 4.15% due 4/15/2032(1)	1,100,000	996,061

Intel Corp. 5.20% due 2/10/2033	600,000	605,592

NXP BV / NXP Funding LLC / NXP USA, Inc. 2.65% due 2/15/2032	500,000	404,260

		2,005,913
Software – 0.4%

Microsoft Corp. 2.921% due 3/17/2052	200,000	148,636

Oracle Corp. 5.55% due 2/6/2053	200,000	193,776
6.25% due 11/9/2032	400,000	424,380
6.90% due 11/9/2052	200,000	224,114

		990,906

June 30, 2023 (unaudited)	Principal Amount	Value
Telecommunications – 0.4%

T-Mobile USA, Inc. 2.70% due 3/15/2032	$950,000	$787,132
3.40% due 10/15/2052	200,000	142,738

		929,870
Transportation – 0.4%

Union Pacific Corp. 3.95% due 9/10/2028	300,000	290,685
4.50% due 1/20/2033	200,000	196,852
4.95% due 5/15/2053	500,000	497,980

		985,517

Total Corporate Bonds & Notes (Cost $48,581,096)		47,780,392
Non–Agency Mortgage–Backed Securities – 8.4%

BANK 2019-BNK24 AS 3.283% due 11/15/2062(2)(4)	1,412,000	1,190,412

2022-BNK43 B 5.327% due 8/15/2055(2)(4)	500,000	431,242

BB-UBS Trust 2012-SHOW A 3.43% due 11/5/2036(1)	1,200,000	1,139,889

Benchmark Mortgage Trust 2019-B12 AS 3.419% due 8/15/2052	4,500,000	3,843,501

Citigroup Commercial Mortgage Trust 2016-C3 AS 3.366% due 11/15/2049(2)(4)	1,000,000	896,696

Commercial Mortgage Trust 2014-CR18 AM 4.103% due 7/15/2047	1,455,000	1,399,039

Freddie Mac STACR REMIC Trust 2021-DNA7 M2 6.867% due 11/25/2041(1)(2)(4)	1,100,000	1,059,446

2021-HQA4 M1 6.017% due 12/25/2041(1)(2)(4)	696,558	675,540

2022-DNA1 M1A 6.067% due 1/25/2042(1)(2)(4)	627,959	617,695

2022-HQA3 M1A 7.367% due 8/25/2042(1)(2)(4)	1,299,378	1,307,192

Jackson Park Trust 2019-LIC B 2.914% due 10/14/2039(1)	640,000	523,749

Morgan Stanley Capital I Trust 2018-H4 A4 4.31% due 12/15/2051	800,000	744,440

2020-L4 AS 2.88% due 2/15/2053	1,000,000	804,751

NYC Commercial Mortgage Trust 2021-909 C 3.312% due 4/10/2043(1)(2)(4)	385,000	257,299

ONE Park Mortgage Trust 2021-PARK B 6.212% due 3/15/2036(1)(2)(4)	500,000	460,653

SLG Office Trust 2021-OVA A 2.585% due 7/15/2041(1)	1,600,000	1,282,465

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2023 (unaudited)	Principal Amount	Value
Non–Agency Mortgage–Backed Securities (continued)

Stack Infrastructure Issuer LLC 2021-1A A2 1.877% due 3/26/2046(1)	$750,000	$656,532

WFRBS Commercial Mortgage Trust 2014-C19 AS 4.271% due 3/15/2047	1,500,000	1,467,664

Total Non–Agency Mortgage–Backed Securities (Cost $21,252,591)		18,758,205
U.S. Government Securities – 35.6%

U.S. Treasury Bond 3.625% due 5/15/2053	10,500,000	10,096,406
3.875% due 5/15/2043	21,500,000	20,982,656

U.S. Treasury Note 3.75% due 5/31/2030	6,700,000	6,607,875
4.00% due 6/30/2028	16,000,000	15,912,501
4.625% due 6/30/2025	26,000,000	25,881,172

Total U.S. Government Securities (Cost $79,574,291)		79,480,610

	Shares	Value
Common Stocks – 0.0%
Media – 0.0%

Altice USA, Inc., Class A(5)	10,940	33,039

Total Common Stocks (Cost $125,181)		33,039
Exchange–Traded Funds – 1.8%

iShares MBS ETF	17,100	1,594,832
Vanguard Mortgage-Backed Securities ETF	53,100	2,442,069

Total Exchange–Traded Funds (Cost $4,082,793)		4,036,901

June 30, 2023 (unaudited)	Principal Amount	Value
Repurchase Agreements – 1.0%
Fixed Income Clearing Corp., 1.52%, dated 6/30/2023, proceeds at maturity value of $2,120,383, due 7/3/2023(6)	$2,120,115	$2,120,115

Total Repurchase Agreements (Cost $2,120,115)		2,120,115

Total Investments – 98.4% (Cost $224,857,340)		219,846,282

Assets in excess of other liabilities – 1.6%		3,670,084

Total Net Assets – 100.0%		$223,516,366

(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2023, the aggregate market value of these securities amounted to $45,192,998, representing 20.2% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2023.
(3)

The London Interbank Offered Rate (“LIBOR”) is being phased out completely by June 30, 2023. There remains uncertainty regarding the nature of any replacement rate and the impact of a transition away from LIBOR on the Fund’s investments.

(4)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(5)	Non–income–producing security.
(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.625%	3/15/2026	$2,131,100	$2,162,589

Open futures contracts at June 30, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	September 2023	236	Long	$48,624,168	$47,989,125	$(635,043)
U.S. 5-Year Treasury Note	September 2023	136	Long	14,859,344	14,564,750	(294,594)
Total				$63,483,512	$62,553,875	$(929,637)

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Ultra 10-Year Treasury Note	September 2023	19	Short	$(2,257,375)	$(2,250,313)	$7,062

Centrally cleared credit default swap agreements — buy protection(7):

Reference Entity	Implied Credit Spread at 6/30/23(8)	Notional Amount(9)		Maturity	(Pay)/Receive Fixed Rate	Periodic Payment Frequency	Upfront Payments	Value	Unrealized Depreciation
CDX.NA.HY.S40	4.29%	USD	21,325,000	6/20/2028	(5.00)%	Quarterly	$(252,562)	$(595,614)	$(343,052)

(7)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities

8	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(8)

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(9)

The notional amount represents the maximum potential amount the Fund could be required to pay as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Legend:

CLO — Collateralized Loan Obligation

CMT — Constant Maturity Treasury

LIBOR — London Interbank Offered Rate

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage–Backed Securities	$—	$28,910,616	$—	$28,910,616
Asset–Backed Securities	—	38,726,404	—	38,726,404
Corporate Bonds & Notes	—	47,780,392	—	47,780,392
Non–Agency Mortgage–Backed Securities	—	18,758,205	—	18,758,205
U.S. Government Securities	—	79,480,610	—	79,480,610
Common Stocks	33,039	—	—	33,039
Exchange–Traded Funds	4,036,901	—	—	4,036,901
Repurchase Agreements	—	2,120,115	—	2,120,115
Total	$4,069,940	$215,776,342	$—	$219,846,282
Other Financial Instruments
Futures Contracts
Assets	$7,062	$—	$—	$7,062
Liabilities	(929,637)	—	—	(929,637)
Swap Contracts
Liabilities	—	(343,052)	—	(343,052)
Total	$(922,575)	$(343,052)	$—	$(1,265,627)

The accompanying notes are an integral part of these financial statements.	9

FINANCIAL INFORMATION — GUARDIAN MULTI-SECTOR BOND VIP FUND

Statement of Assets and Liabilities As of June 30, 2023 (unaudited)
Assets

Investments, at value	$219,846,282

Receivable for investments sold	43,039,111

Receivable for variation margin on swap contracts	2,228,435

Receivable for variation margin on futures contracts	1,342,472

Interest receivable	1,303,256

Cash deposits with brokers for futures contracts	465,867

Receivable for fund shares subscribed	8,508

Prepaid expenses	2,621

Total Assets	268,236,552

Liabilities

Payable for investments purchased	43,199,321

Due to broker for swap contracts	1,185,559

Payable for fund shares redeemed	119,186

Investment advisory fees payable	96,692

Distribution fees payable	46,487

Accrued audit fees	18,739

Accrued custodian and accounting fees	17,595

Accrued trustees’ and officers’ fees	4,490

Accrued expenses and other liabilities	32,117

Total Liabilities	44,720,186

Total Net Assets	$223,516,366

Net Assets Consist of:

Paid-in capital	$247,912,882

Distributable loss	(24,396,516)

Total Net Assets	$223,516,366

Investments, at Cost	$224,857,340

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	24,480,667

Net Asset Value Per Share	$9.13

Statement of Operations For the Six Months Ended June 30, 2023 (unaudited)
Investment Income

Interest	$4,970,288

Dividends	65,817

Total Investment Income	5,036,105

Expenses

Investment advisory fees	606,536

Distribution fees	291,604

Professional fees	40,341

Trustees’ and officers’ fees	29,353

Custodian and accounting fees	27,803

Administrative fees	20,807

Transfer agent fees	6,793

Shareholder reports	5,921

Other expenses	6,470

Total Expenses	1,035,628

Net Investment Income/(Loss)	4,000,477

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Derivative Contracts

Net realized gain/(loss) from investments	(7,111,973)

Net realized gain/(loss) from futures contracts	1,490,600

Net realized gain/(loss) from swap contracts	(2,858,929)

Net change in unrealized appreciation/(depreciation) on investments	7,023,413

Net change in unrealized appreciation/(depreciation) on futures contracts	(787,029)

Net change in unrealized appreciation/(depreciation) on swap contracts	1,595,744

Net Loss on Investments and Derivative Contracts	(648,174)

Net Increase in Net Assets Resulting From Operations	$3,352,303

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MULTI-SECTOR BOND VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/23	For the Year Ended 12/31/22

Operations

Net investment income/(loss)	$4,000,477	$7,020,206

Net realized gain/(loss) from investments and derivative contracts	(8,480,302)	(41,871,851)

Net change in unrealized appreciation/(depreciation) on investments and derivative contracts	7,832,128	(13,649,317)

Net Increase/(Decrease) in Net Assets Resulting from Operations	3,352,303	(48,500,962)

Capital Share Transactions

Proceeds from sales of shares	10,425,604	5,250,070

Cost of shares redeemed	(22,854,276)	(39,661,497)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(12,428,672)	(34,411,427)

Net Decrease in Net Assets	(9,076,369)	(82,912,389)

Net Assets

Beginning of period	232,592,735	315,505,124

End of period	$223,516,366	$232,592,735

Other Information:

Shares

Sold	1,129,774	555,585

Redeemed	(2,483,860)	(4,085,788)

Net Decrease	(1,354,086)	(3,530,203)

The accompanying notes are an integral part of these financial statements.	11

FINANCIAL INFORMATION — GUARDIAN MULTI-SECTOR BOND VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/23	$9.00	$0.16	$(0.03)	$0.13	$9.13	1.44%	(4)

Year Ended 12/31/22	10.74	0.26	(2.00)	(1.74)	9.00	(16.20)%

Year Ended 12/31/21	10.74	0.21	(0.21)	0.00	10.74	0.00%

Year Ended 12/31/20	10.03	0.14	0.57	0.71	10.74	7.08%

Period Ended 12/31/19(5)	10.00	0.03	0.00 (6)	0.03	10.03	0.30%	(4)

12	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MULTI-SECTOR BOND VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$223,516	0.89%	(4)	0.89%	(4)	3.43%	(4)	3.43%	(4)	186%	(4)

232,593	0.88%		0.88%		2.68%		2.68%		182%

315,505	0.87%		0.87%		1.99%		1.99%		172%

306,696	0.89%		0.89%		1.38%		1.38%		163%

309,877	0.93%	(4)	0.93%	(4)	1.33%	(4)	1.33%	(4)	27%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2019, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on October 21, 2019.

(6)	Rounds to $0.00 per share.

The accompanying notes are an integral part of these financial statements.	13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2023 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Multi-Sector Bond VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 21, 2019. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to provide a high current income with a secondary objective of capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5c). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Exchange-traded financial futures and swap contracts are valued at the last settlement price on the market where they are primarily traded.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2023, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2023 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2023, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the

15

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The Fund may use these investments to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve positioning, (iii) manage risk, (iv) enhance potential returns, or (v) as substitutes for permitted Fund investments. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into cleared swaps.

In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the swap contracts and may realize a loss. During the six months ended June 30, 2023, the Fund entered into credit default swaps for risk exposure management and to enhance potential return.

e. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of its investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from its current market value. There were no options transactions as of June 30, 2023.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust,

16

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.52% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Fund has no sub-adviser.

Park Avenue has contractually agreed through April 30, 2024 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.00% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2023, Park Avenue did not waive any fees or pay any Fund expenses.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2023, the Fund paid distribution fees in the amount of $291,604 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (TBA) securities) for the six months ended June 30, 2023, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$100,131,852	$321,382,106
Sales	102,686,209	314,862,744

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase

17

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

d. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2023, the Fund did not hold any restricted, other than 144A restricted securities or illiquid securities.

f. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

g. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

h. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

i. Disclosures About Derivative Instruments and Hedging Activities The Fund entered into U.S. Treasury futures contracts for the six months ended June 30,

18

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

2023 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Under certain market conditions, the Fund may use credit default swaps to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve exposure, (iii) manage risk, (iv) enhance returns, or (v) as substitutes for permitted Fund investments. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities.

The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. Cleared swaps are transacted through futures commission merchants (“FCM”s) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. Funds post initial and variation margin by making payments to their clearing member FCMs.

Generally, the Fund will enter into credit default swaps on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Credit default swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to credit default swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a credit default swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

In addition to the risks generally applicable to derivatives, risks associated with credit default swap agreements include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements.

As of June 30, 2023, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

	Interest Rate Contracts	Credit Default Contracts

Asset Derivatives
Futures Contracts[1]	$7,062	$—

Liability Derivatives
Futures Contracts[1]	$(929,637)	$—
Swap Contracts[2]	—	(343,052)

[1]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

[2]

Statement of Assets and Liabilities location: Includes the fair value of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative investments for the six months ended June 30, 2023 were as follows:

	Interest Rate Contracts	Credit Default Contracts

Net Realized Gain/(Loss)
Futures Contracts[1]	$1,490,600	$—
Swap Contracts[2]	—	(2,858,929)

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[3]	$(787,029)	$—
Swap Contracts[4]	—	1,595,744

Average Number of Notional Amounts
Futures Contracts[5]	498	—
Swap Contracts — Buy/Sell Protection	$—	$26,435,714

[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net realized gain/(loss) from swap contracts.
[3]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[4]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on swap contracts.
[5]	Amount represents number of contracts.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is based on a daily fluctuating rate per annum equal to the

19

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 5, 2024. The Fund did not utilize the credit facility during the six months ended June 30, 2023.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has adversely impacted both local and global economies, including those in which the Fund may invest. These impacts include materially reduced consumer demand and economic output, disrupted supply chains, market closures, travel restrictions and quarantines, and strained healthcare systems. The Fund’s operations may be interrupted as a result, which may have a negative impact on the Fund’s investment performance.

20

SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”)

Previously approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and otherwise support carrying out the Administrator’s liquidity risk management responsibilities under the Program.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually, taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified, no less than monthly, into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value.

The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets that must be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 29-30, 2023, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented and the investment strategies for each Fund continue to be appropriate since its inception. In addition, the Report summarized the operation of the Program and the information and factors considered by the Administrator in its assessment of the Program’s implementation, such as the liquidity risk assessment framework and liquidity classification methodologies.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

21

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Management Agreement

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 29-30, 2023 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-Advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-Advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Small Cap Core VIP Fund; (ii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund; (iii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iv) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (v) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (vi) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vii) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (viii) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (ix) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (xi) FIAM LLC with respect to Guardian Select Mid Cap Core VIP Fund; and (xii) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting, (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-Adviser) with respect to Guardian International Equity VIP Fund for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses

22

SUPPLEMENTAL INFORMATION (UNAUDITED)

from the Manager and each Sub-Adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-Advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-Adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-Advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-Advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-Adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-Advisers to the COVID-19 pandemic, including the continuation of remote work arrangements and return-to-office plans. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-Advisers with respect to the services that the Sub-Advisers would provide under the Sub-Advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-Advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-Advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment

23

SUPPLEMENTAL INFORMATION (UNAUDITED)

advisory services provided by the Sub-Advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-Advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-Advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-Adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-Advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-Adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-Advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-Advisers, but noted that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-Advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-Advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the

24

SUPPLEMENTAL INFORMATION (UNAUDITED)

management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-Advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-Advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-Advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 4th quintile for its performance universe for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 5-year periods and in the 4th quintile for 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board note that the Fund’s performance was lower than the benchmark index for the 3-year and 5-year periods.

25

SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.
•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and that the actual total expenses were in the 4th quintile.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was lower than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

26

SUPPLEMENTAL INFORMATION (UNAUDITED)

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 2nd quintile of its performance universe for the 3-year period and in the 3rd quintile of its performance universe for the 5-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was higher than the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that the actual total expenses were in the 3rd quintile.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 4th quintile of its performance universe for the 3-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile of its performance universe for the 5-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile and the actual total expenses were in the 3rd quintile.

27

SUPPLEMENTAL INFORMATION (UNAUDITED)

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and the actual management fee and the actual total expenses were in the 1st quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile and the actual management fee was in the 2nd quintile.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The

Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and actual total expenses were in the 3rd quintile of the expense group and the actual management fee was in the 1st quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

28

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

29

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB10525

Guardian Variable

Products Trust

2023

Semiannual Report

All Data as of June 30, 2023

Guardian Short Duration Bond VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Short Duration Bond VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2023. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN SHORT DURATION BOND VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $182,338,798

Bond Sector Allocation[1] As of June 30, 2023

Bond Quality Allocation[2] As of June 30, 2023

1

GUARDIAN SHORT DURATION BOND VIP FUND

Top Ten Holdings[1] As of June 30, 2023

Holding	Coupon Rate	Maturity Date	% of Total Net Assets
U.S. Treasury Bill	5.391%	11/30/2023	16.79%
U.S. Treasury Note	4.625%	6/30/2025	14.47%
Vanguard Short-Term Inflation-Protected Securities ETF	—	—	4.85%
U.S. Treasury Note	3.500%	4/30/2030	3.68%
Federal Farm Credit Banks Funding Corp.	2.640%	4/8/2026	2.08%
Federal National Mortgage Association	3.500%	4/1/2052	1.41%
Federal National Mortgage Association	3.000%	5/1/2037	1.33%
American Express Credit Account Master Trust	3.750%	8/15/2027	1.06%
Federal National Mortgage Association	4.000%	6/1/2052	0.99%
Toyota Auto Loan Extended Note Trust	1.070%	2/27/2034	0.85%
Total			47.51%

[1]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Cash includes short-term investments and net other assets and liabilities.
[2]

The Bond Quality Allocation chart displays the percentage of fund assets allocated to each rating. Rating agencies’ independent ratings of individual securities are aggregated by Bloomberg, and market weights are reported using Standard & Poor’s letter rating conventions. Rating methodology uses the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services, and Fitch Ratings. When a rating from only two of the rating agencies is available, the lower rating is used. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standards of credit quality. Rating agencies may fail to make timely changes in credit ratings, and an issuer’s current financial condition may be better or worse than a rating indicates. In formulating investment decisions for the Fund, Park Avenue Institutional Advisers LLC develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

2

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23-6/30/23	Expense Ratio During Period 1/1/23-6/30/23
Based on Actual Return	$1,000.00	$1,004.10	$2.48	0.50%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,022.32	$2.51	0.50%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

SCHEDULE OF INVESTMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

June 30, 2023 (unaudited)	Principal Amount	Value
Agency Mortgage–Backed Securities – 6.8%

Federal Home Loan Mortgage Corp. 3.50% due 6/1/2052	$1,132,533	$1,032,088
4.00% due 6/1/2052	1,314,606	1,233,166

Federal National Mortgage Association 3.00% due 5/1/2037	2,608,711	2,433,975
3.00% due 7/1/2051	1,524,467	1,344,192
3.00% due 5/1/2052	473,869	417,450
3.50% due 4/1/2052	2,820,907	2,571,643
3.50% due 10/1/2052	1,650,883	1,503,714
4.00% due 6/1/2052	1,924,486	1,805,303

Total Agency Mortgage–Backed Securities (Cost $12,998,095)		12,341,531
Asset–Backed Securities – 23.4%

Aligned Data Centers Issuer LLC 2021-1A A2 1.937% due 8/15/2046(1)	900,000	786,646

Allegro CLO VI Ltd. 2017-2A B 6.76% (3 mo. USD LIBOR + 1.50%) due 1/17/2031(1)(2)(3)	1,000,000	975,200

American Express Credit Account Master Trust 2022-3 A 3.75% due 8/15/2027	2,000,000	1,937,868

AmeriCredit Automobile Receivables Trust 2020-3 C 1.06% due 8/18/2026	1,125,000	1,056,651

Anchorage Capital CLO 21 Ltd. 2021-21A B 7.00% (3 mo. USD LIBOR + 1.75%) due 10/20/2034(1)(2)(3)	1,000,000	978,300

Anchorage Capital CLO 7 Ltd. 2015-7A BR2 7.023% (3 mo. USD LIBOR + 1.75%) due 1/28/2031(1)(2)(3)	1,000,000	984,200

Apidos CLO XXII 2015-22A A2R 6.75% (3 mo. USD LIBOR + 1.50%) due 4/20/2031(1)(2)(3)	1,000,000	980,719

Ares XXVII CLO Ltd. 2013-2A BR2 6.923% (3 mo. USD LIBOR + 1.65%) due 10/28/2034(1)(2)(3)	1,000,000	979,821

Ares XXVIIIR CLO Ltd. 2018-28RA A2 6.66% (3 mo. USD LIBOR + 1.40%) due 10/17/2030(1)(2)(3)	1,100,000	1,081,138

June 30, 2023 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

Avis Budget Rental Car Funding AESOP LLC 2021-2A A 1.66% due 2/20/2028(1)	$1,100,000	$952,633

Barings CLO Ltd. 2020-1A AR 6.41% (3 mo. USD LIBOR + 1.15%) due 10/15/2036(1)(2)(3)	1,200,000	1,171,459

Benefit Street Partners CLO XVI Ltd. 2018-16A BR 6.81% (3 mo. USD LIBOR + 1.55%) due 1/17/2032(1)(2)(3)	1,200,000	1,170,360

Canyon Capital CLO Ltd. 2022-1A B 6.832% (3 mo. USD Term SOFR + 1.85%) due 4/15/2035(1)(2)	1,200,000	1,167,550

Carlyle U.S. CLO Ltd. 2018-2A A2 6.86% (3 mo. USD LIBOR + 1.60%) due 10/15/2031(1)(2)(3)	1,000,000	981,654

CarMax Auto Owner Trust 2020-4 B 0.85% due 6/15/2026	850,000	793,055

Cathedral Lake VI Ltd. 2021-6A AN 6.505% (3 mo. USD LIBOR + 1.25%) due 4/25/2034(1)(2)(3)	1,200,000	1,179,596

CIFC Funding Ltd. 2013-4A BRR 6.892% (3 mo. USD LIBOR + 1.60%) due 4/27/2031(1)(2)(3)	1,000,000	977,800

Domino’s Pizza Master Issuer LLC 2017-1A A23 4.118% due 7/25/2047(1)	710,625	653,195

Dryden 53 CLO Ltd. 2017-53A B 6.66% (3 mo. USD LIBOR + 1.40%) due 1/15/2031(1)(2)(3)	1,100,000	1,073,930

Dryden Senior Loan Fund 2017-47A CR 7.31% (3 mo. USD LIBOR + 2.05%) due 4/15/2028(1)(2)(3)	1,000,000	988,500

Exeter Automobile Receivables Trust 2022-2A A3 2.80% due 11/17/2025	511,152	509,212

Ford Credit Floorplan Master Owner Trust A 2020-2 A 1.06% due 9/15/2027	1,100,000	997,528

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

June 30, 2023 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

Gulf Stream Meridian 6 Ltd. 2021-6A A1 6.45% (3 mo. USD LIBOR + 1.19%) due 1/15/2037(1)(2)(3)	$1,000,000	$982,100

Hertz Vehicle Financing III LLC 2022-3A A 3.37% due 3/25/2025(1)	960,000	946,633

Jamestown CLO XI Ltd. 2018-11A A2 6.951% (3 mo. USD LIBOR + 1.70%) due 7/14/2031(1)(2)(3)	1,200,000	1,172,880

KKR CLO 38 Ltd. 38A A1 6.306% (3 mo. USD Term SOFR + 1.32%) due 4/15/2033(1)(2)	1,225,000	1,204,533

Madison Park Funding XXIII Ltd. 2017-23A BR 6.842% (3 mo. USD LIBOR + 1.55%) due 7/27/2031(1)(2)(3)	1,050,000	1,029,420

Neuberger Berman Loan Advisers CLO 26 Ltd. 2017-26A BR 6.662% (3 mo. USD LIBOR + 1.40%) due 10/18/2030(1)(2)(3)	1,000,000	978,076

Neuberger Berman Loan Advisers CLO 40 Ltd. 2021-40A A 6.32% (3 mo. USD LIBOR + 1.06%) due 4/16/2033(1)(2)(3)	1,200,000	1,184,640

Nissan Auto Lease Trust 2023-A A4 4.80% due 7/15/2027	700,000	689,885

Octagon Investment Partners 36 Ltd. 2018-1A B 6.65% (3 mo. USD LIBOR + 1.39%) due 4/15/2031(1)(2)(3)	1,209,375	1,175,633

OHA Credit Partners XIV Ltd. 2017-14A B 6.761% (3 mo. USD LIBOR + 1.50%) due 1/21/2030(1)(2)(3)	1,000,000	976,900

PPM CLO 2 Ltd. 2019-2A BR 7.015% (3 mo. USD LIBOR + 1.75%) due 4/16/2032(1)(2)(3)	1,000,000	967,400

Santander Drive Auto Receivables Trust 2022-3 A3 3.40% due 12/15/2026	1,139,030	1,123,673

June 30, 2023 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

Santander Retail Auto Lease Trust 2021-C A3 0.50% due 3/20/2025(1)	$779,312	$772,312

TIAA CLO IV Ltd. 2018-1A A2 6.95% (3 mo. USD LIBOR + 1.70%) due 1/20/2032(1)(2)(3)	1,170,000	1,139,346

Toyota Auto Loan Extended Note Trust 2021-1A A 1.07% due 2/27/2034(1)	1,735,000	1,548,716

Verizon Owner Trust 2020-C A 0.41% due 4/21/2025	290,698	287,667

Voya CLO Ltd. 2015-3A A3R 7.01% (3 mo. USD Term SOFR + 1.96%) due 10/20/2031(1)(2)	1,000,000	983,532

Westlake Automobile Receivables Trust 2022-3A A2 5.24% due 7/15/2025(1)	633,613	632,213

World Omni Auto Receivables Trust 2021-B A4 0.69% due 6/15/2027	1,200,000	1,098,235

World Omni Automobile Lease Securitization Trust 2021-A A4 0.50% due 11/16/2026	1,390,000	1,354,409

Total Asset–Backed Securities (Cost $43,280,145)		42,625,218
Corporate Bonds & Notes – 19.9%

Aerospace & Defense – 0.6%

Boeing Co. 2.196% due 2/4/2026	200,000	183,658
4.875% due 5/1/2025	1,000,000	985,670

		1,169,328
Agriculture – 0.2%

Reynolds American, Inc. 4.45% due 6/12/2025	400,000	388,860

		388,860
Chemicals – 0.3%

LYB International Finance III LLC 1.25% due 10/1/2025	600,000	542,832

		542,832
Commercial Banks – 8.1%

Banco Santander SA 2.746% due 5/28/2025	1,000,000	939,310

Bank of America Corp. 3.093% (3.093% fixed rate until 10/1/2024; 3 mo. USD Term SOFR + 1.35% thereafter) due 10/1/2025(2)	1,000,000	962,440

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

June 30, 2023 (unaudited)	Principal Amount	Value
Commercial Banks (continued)
3.384% (3.384% fixed rate until 4/2/2025; SOFR + 1.33% thereafter) due 4/2/2026(2)	$1,000,000	$959,290
5.08% (5.08% fixed rate until 1/20/2026; SOFR + 1.29% thereafter) due 1/20/2027(2)	500,000	494,170

Barclays PLC 2.852% (2.852% fixed rate until 5/7/2025; SOFR + 2.71% thereafter) due 5/7/2026(2)	1,000,000	937,440
7.325% (7.325% fixed rate until 11/2/2025; 1 yr. CMT + 3.05% thereafter) due 11/2/2026(2)	200,000	204,698

Danske Bank A/S 1.621% (1.621% fixed rate until 9/11/2025; 1 yr. CMT + 1.35% thereafter) due 9/11/2026(1)(2)	200,000	179,320

Deutsche Bank AG 2.129% (2.129% fixed rate until 11/24/2025; SOFR + 1.87% thereafter) due 11/24/2026(2)	150,000	133,176

Fifth Third Bancorp 2.375% due 1/28/2025	1,000,000	938,440

Fifth Third Bank NA 5.852% (5.852% fixed rate until 10/27/2024; SOFR + 1.23% thereafter) due 10/27/2025(2)	250,000	244,017

Huntington Bancshares, Inc. 2.625% due 8/6/2024	1,000,000	956,800

Huntington National Bank 5.699% (5.699% fixed rate until 11/18/2024; SOFR + 1.22% thereafter) due 11/18/2025(2)	250,000	242,833

JPMorgan Chase & Co. 2.005% (2.005% fixed rate until 3/13/2025; 3 mo. USD Term SOFR + 1.59% thereafter) due 3/13/2026(2)	200,000	187,864
3.845% (3.845% fixed rate until 6/14/2024; SOFR + 0.98% thereafter) due 6/14/2025(2)	1,000,000	978,320

Mitsubishi UFJ Financial Group, Inc. 1.412% due 7/17/2025	1,100,000	1,008,150
5.719% (5.719% fixed rate until 2/20/2025; 1 yr. CMT + 1.08% thereafter) due 2/20/2026(2)	500,000	497,500

Morgan Stanley 2.72% (2.72% fixed rate until 7/22/2024; SOFR + 1.15% thereafter) due 7/22/2025(2)	1,000,000	964,310

June 30, 2023 (unaudited)	Principal Amount	Value
Commercial Banks (continued)
5.05% (5.05% fixed rate until 1/28/2026; SOFR + 1.30% thereafter) due 1/28/2027(2)	$300,000	$297,474

NatWest Group PLC 5.847% (5.847% fixed rate until 3/2/2026; 1 yr. CMT + 1.35% thereafter) due 3/2/2027(2)	250,000	247,297
7.472% (7.472% fixed rate until 11/10/2025; 1 yr. CMT + 2.85% thereafter) due 11/10/2026(2)	300,000	307,029

Truist Bank 3.625% due 9/16/2025	250,000	233,473

Truist Financial Corp. 2.50% due 8/1/2024	1,000,000	964,430
4.00% due 5/1/2025	1,000,000	967,570

UBS Group AG 3.75% due 3/26/2025	900,000	861,669

		14,707,020
Commercial Services – 0.6%

Global Payments, Inc. 2.65% due 2/15/2025	1,100,000	1,043,768

		1,043,768
Cosmetics & Personal Care – 0.5%

Procter & Gamble Co. 1.00% due 4/23/2026	1,100,000	995,797

		995,797
Diversified Financial Services – 2.0%

AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.65% due 10/29/2024	1,200,000	1,127,268
4.875% due 1/16/2024	550,000	546,012
6.50% due 7/15/2025	800,000	804,648

Air Lease Corp. 2.875% due 1/15/2026	200,000	185,186

Charles Schwab Corp. 1.15% due 5/13/2026	200,000	177,012

Synchrony Financial 4.25% due 8/15/2024	800,000	770,384

		3,610,510
Electric – 1.0%

DTE Energy Co. Series F 1.05% due 6/1/2025	1,100,000	1,007,776

Pacific Gas and Electric Co. 3.45% due 7/1/2025	300,000	283,851

Public Service Enterprise Group, Inc. 2.875% due 6/15/2024	500,000	485,490

		1,777,117

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

June 30, 2023 (unaudited)	Principal Amount	Value

Healthcare – Services – 0.9%

Elevance Health, Inc. 4.90% due 2/8/2026	$200,000	$196,672

UnitedHealth Group, Inc. 1.15% due 5/15/2026	1,100,000	995,126
3.10% due 3/15/2026	400,000	382,588

		1,574,386
Insurance – 0.2%

Prudential Financial, Inc. 5.375% (5.375% fixed rate until 5/15/2025; 3 mo. USD LIBOR + 3.03% thereafter) due 5/15/2045(2)(3)	400,000	390,672

		390,672
Lodging – 0.1%

Marriott International, Inc. 3.125% due 6/15/2026	200,000	187,870

		187,870
Media – 0.6%

Charter Communications Operating LLC / Charter Communications Operating Capital 4.908% due 7/23/2025	1,000,000	980,660

Discovery Communications LLC 4.90% due 3/11/2026	200,000	196,176

		1,176,836
Oil & Gas – 1.0%

Canadian Natural Resources Ltd. 3.90% due 2/1/2025	500,000	483,735

Diamondback Energy, Inc. 3.25% due 12/1/2026	200,000	188,074

Occidental Petroleum Corp. 5.875% due 9/1/2025	200,000	199,262

Shell International Finance BV 2.875% due 5/10/2026	1,000,000	952,900

		1,823,971
Pharmaceuticals – 0.3%

Astrazeneca Finance LLC 1.20% due 5/28/2026	500,000	451,145

CVS Health Corp. 3.875% due 7/20/2025	200,000	194,472

		645,617
Pipelines – 1.2%

Energy Transfer LP 2.90% due 5/15/2025	1,100,000	1,044,208

TransCanada PipeLines Ltd. 6.203% due 3/9/2026	500,000	500,385

Western Midstream Operating LP 3.35% due 2/1/2025	600,000	573,984

		2,118,577
Real Estate Investment Trusts (REITs) – 1.5%

American Tower Corp. 2.40% due 3/15/2025	1,200,000	1,131,300

June 30, 2023 (unaudited)	Principal Amount	Value

Real Estate Investment Trusts (REITs) (continued)

Essex Portfolio LP 3.50% due 4/1/2025	$500,000	$480,900

NNN REIT, Inc. 3.90% due 6/15/2024	1,000,000	979,260

Simon Property Group LP 3.375% due 10/1/2024	250,000	242,653

		2,834,113
Semiconductors – 0.1%

Broadcom, Inc. 3.459% due 9/15/2026	200,000	189,148

		189,148
Software – 0.3%

Fiserv, Inc. 3.85% due 6/1/2025	200,000	194,020

Oracle Corp. 2.50% due 4/1/2025	300,000	284,745

		478,765
Telecommunications – 0.4%

AT&T, Inc. 1.70% due 3/25/2026	200,000	182,212

T-Mobile USA, Inc. 3.50% due 4/15/2025	200,000	192,438

Verizon Communications, Inc. 3.376% due 2/15/2025	350,000	338,219

		712,869

Total Corporate Bonds & Notes (Cost $36,535,383)		36,368,056
Non–Agency Mortgage–Backed Securities – 6.2%

Benchmark Mortgage Trust 2018-B3 AS 4.195% due 4/10/2051(2)(4)	1,150,000	1,039,865

Commercial Mortgage Trust 2017-COR2 A3 3.51% due 9/10/2050	1,200,000	1,101,030
2019-GC44 AM 3.263% due 8/15/2057	1,085,000	908,222

DBGS Mortgage Trust 2018-C1 AM 4.756% due 10/15/2051(2)(4)	1,100,000	990,820

DBUBS Mortgage Trust 2017-BRBK A 3.452% due 10/10/2034(1)	793,000	719,856

Freddie Mac STACR REMIC Trust 2021-DNA7 M2 6.867% due 11/25/2041(1)(2)(4)	900,000	866,819
2021-HQA4 M1 6.017% due 12/25/2041(1)(2)(4)	568,709	551,549
2022-DNA1 M1A 6.067% due 1/25/2042(1)(2)(4)	483,046	475,150
2022-HQA3 M1A 7.367% due 8/25/2042(1)(2)(4)	1,030,541	1,036,738

Hilton USA Trust 2016-HHV A 3.719% due 11/5/2038(1)	845,000	781,657

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

June 30, 2023 (unaudited)	Principal Amount	Value
Non–Agency Mortgage–Backed Securities (continued)

Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 AS 3.456% due 5/15/2046	$190,178	$175,894

Wells Fargo Commercial Mortgage Trust 2015-NXS4 A4 3.718% due 12/15/2048	1,380,000	1,304,363
2016-LC24 A4 2.942% due 10/15/2049	1,000,000	914,071

WFRBS Commercial Mortgage Trust 2014-C19 AS 4.271% due 3/15/2047	440,000	430,515

Total Non–Agency Mortgage–Backed Securities (Cost $11,857,604)		11,296,549
U.S. Government Agencies – 2.1%

Federal Farm Credit Banks Funding Corp. 2.64% due 4/8/2026	4,000,000	3,793,480

Total U.S. Government Agencies (Cost $3,959,990)		3,793,480
U.S. Government Securities – 18.1%

U.S. Treasury Note 3.50% due 4/30/2030	6,900,000	6,701,625
4.625% due 6/30/2025	26,500,000	26,378,887

Total U.S. Government Securities (Cost $33,136,584)		33,080,512
U.S. Treasury Bills – 16.8%

U.S. Treasury Bill 5.391% due 11/30/2023(5)	31,300,000	30,618,573

Total U.S. Treasury Bills (Cost $30,621,345)		30,618,573

	Shares	Value
Exchange–Traded Funds – 4.8%

Vanguard Short-Term Inflation-Protected Securities ETF	186,300	8,834,346

Total Exchange–Traded Funds (Cost $9,417,345)		8,834,346

June 30, 2023 (unaudited)	Principal Amount	Value
Repurchase Agreements – 1.5%

Fixed Income Clearing Corp., 1.52%, dated 6/30/2023, proceeds at maturity value of $2,707,808, due 7/3/2023(6)	$2,707,465	$2,707,465

Total Repurchase Agreements (Cost $2,707,465)		2,707,465

Total Investments – 99.6% (Cost $184,513,956)		181,665,730

Assets in excess of other liabilities – 0.4%		673,068

Total Net Assets – 100.0%		$182,338,798

(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2023, the aggregate market value of these securities amounted to $37,388,124, representing 20.5% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2023.
(3)

The London Interbank Offered Rate (“LIBOR”) is being phased out completely by June 30, 2023. There remains uncertainty regarding the nature of any replacement rate and the impact of a transition away from LIBOR on the Fund’s investments.

(4)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(5)	Interest rate shown reflects the discount rate at time of purchase.
(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.625%	3/15/2026	$2,721,500	$2,761,712

Open futures contracts at June 30, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	September 2023	438	Long	$90,124,253	$89,064,563	$(1,059,690)
Total				$90,124,253	$89,064,563	$(1,059,690)

8	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. 10-Year Treasury Note	September 2023	99	Short	$(11,318,376)	$(11,114,297)	$204,079
U.S. Long Bond	September 2023	22	Short	(2,794,722)	(2,791,938)	2,784
U.S. Ultra 10-Year Treasury Note	September 2023	64	Short	(7,599,413)	(7,580,000)	19,413
U.S. Ultra Bond	September 2023	3	Short	(404,895)	(408,656)	(3,761)
Total				$(22,117,406)	$(21,894,891)	$222,515

Centrally cleared credit default swap agreements — buy protection(7):

Reference Entity	Implied Credit Spread at 6/30/23(8)	Notional Amount(9)	Maturity	(Pay)/Receive Fixed Rate	Periodic Payment Frequency	Upfront Payments	Value	Unrealized Depreciation
CDX.NA.HY.S40	4.29%	USD 19,750,000	6/20/2028	(5.00)%	Quarterly	$(233,908)	$(551,624)	$(317,716)

(7)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(8)

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(9)

The notional amount represents the maximum potential amount the Fund could be required to pay as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Legend:

CLO — Collateralized Loan Obligation

CMT — Constant Maturity Treasury

LIBOR — London Interbank Offered Rate

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage–Backed Securities	$—	$12,341,531	$—	$12,341,531
Asset–Backed Securities	—	42,625,218	—	42,625,218
Corporate Bonds & Notes	—	36,368,056	—	36,368,056
Non–Agency Mortgage–Backed Securities	—	11,296,549	—	11,296,549
U.S. Government Agencies	—	3,793,480	—	3,793,480
U.S. Government Securities	—	33,080,512	—	33,080,512
U.S. Treasury Bills	—	30,618,573	—	30,618,573
Exchange–Traded Funds	8,834,346	—	—	8,834,346
Repurchase Agreements	—	2,707,465	—	2,707,465
Total	$8,834,346	$172,831,384	$—	$181,665,730
Other Financial Instruments
Futures Contracts
Assets	$226,276	$—	$—	$226,276
Liabilities	(1,063,451)	—	—	(1,063,451)
Swap Contracts
Liabilities	—	(317,716)	—	(317,716)
Total	$(837,175)	$(317,716)	$—	$(1,154,891)

The accompanying notes are an integral part of these financial statements.	9

FINANCIAL INFORMATION — GUARDIAN SHORT DURATION BOND VIP FUND

Statement of Assets and Liabilities As of June 30, 2023 (unaudited)
Assets

Investments, at value	$181,665,730

Receivable for investments sold	52,426,019

Receivable for variation margin on swap contracts	2,063,850

Interest receivable	859,888

Cash deposits with brokers for futures contracts	551,640

Reimbursement receivable from adviser	12,405

Receivable for fund shares subscribed	7,305

Prepaid expenses	2,240

Total Assets	237,589,077

Liabilities

Payable for investments purchased	53,923,723

Due to broker for swap contracts	1,097,997

Payable for fund shares redeemed	79,654

Investment advisory fees payable	68,315

Accrued custodian and accounting fees	17,781

Payable for variation margin on futures contracts	15,768

Accrued audit fees	12,452

Accrued trustees’ and officers’ fees	3,635

Accrued expenses and other liabilities	30,954

Total Liabilities	55,250,279

Total Net Assets	$182,338,798

Net Assets Consist of:

Paid-in capital	$186,428,187

Distributable loss	(4,089,389)

Total Net Assets	$182,338,798

Investments, at Cost	$184,513,956

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	18,580,824

Net Asset Value Per Share	$9.81

Statement of Operations For the Six Months Ended June 30, 2023 (unaudited)
Investment Income

Dividends	$5,347

Interest	3,763,619

Total Investment Income	3,768,966

Expenses

Investment advisory fees	426,260

Professional fees	34,518

Custodian and accounting fees	23,722

Trustees’ and officers’ fees	23,542

Administrative fees	19,196

Transfer agent fees	8,750

Shareholder reports	5,164

Other expenses	5,461

Total Expenses	546,613

Less: Fees waived	(72,991)

Total Expenses, Net	473,622

Net Investment Income/(Loss)	3,295,344

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Derivative Contracts

Net realized gain/(loss) from investments	(2,961,399)

Net realized gain/(loss) from futures contracts	(703,258)

Net realized gain/(loss) from swap contracts	(2,045,822)

Net change in unrealized appreciation/(depreciation) on investments	3,287,639

Net change in unrealized appreciation/(depreciation) on futures contracts	(924,665)

Net change in unrealized appreciation/(depreciation) on swap contracts	967,720

Net Loss on Investments and Derivative Contracts	(2,379,785)

Net Increase in Net Assets Resulting From Operations	$915,559

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SHORT DURATION BOND VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/23	For the Period Ended 12/31/22[1]

Operations

Net investment income/(loss)	$3,295,344	$4,096,143

Net realized gain/(loss) from investments and derivative contracts	(5,710,479)	(1,767,280)

Net change in unrealized appreciation/(depreciation) on investments and derivative contracts	3,330,694	(7,333,811)

Net Increase/(Decrease) in Net Assets Resulting from Operations	915,559	(5,004,948)

Capital Share Transactions

Proceeds from sales of shares	15,185,074	234,189,617

Cost of shares redeemed	(20,359,516)	(42,586,988)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(5,174,442)	191,602,629

Net Increase/(Decrease) in Net Assets	(4,258,883)	186,597,681

Net Assets

Beginning of period	186,597,681	—

End of period	$182,338,798	$186,597,681

Other Information:

Shares

Sold	1,547,673	23,424,754

Redeemed	(2,063,663)	(4,327,940)

Net Increase/(Decrease)	(515,990)	19,096,814

[1]	Commenced operations on May 2, 2022.

The accompanying notes are an integral part of these financial statements.	11

FINANCIAL INFORMATION — GUARDIAN SHORT DURATION BOND VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Loss	Total Operations	Net Asset Value, End of Period	Total Return(2),(3)

Six Months Ended 6/30/23	$9.77	$0.17	$(0.13)	$0.04	$9.81	0.41%

Period Ended 12/31/22(5)	10.00	0.20	(0.43)	(0.23)	9.77	(2.30)%

12	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SHORT DURATION BOND VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3),(4)	Gross Ratio of Expenses to Average Net Assets(3)	Net Ratio of Net Investment Income to Average Net Assets(3),(4)	Gross Ratio of Net Investment Income to Average Net Assets(3)	Portfolio Turnover Rate(3)

$182,339	0.50%	0.58%	3.48%	3.40%	155%

186,598	0.49%	0.58%	3.00%	2.91%	61%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2022, certain non-recurring fees (i.e., audit fees) are not annualized.

(4)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(5)	Commenced operations on May 2, 2022.

The accompanying notes are an integral part of these financial statements.	13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

June 30, 2023 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Short Duration Bond VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on May 2, 2022. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to provide a high level of current income consistent with preservation of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5c). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Exchange-traded financial futures and swap contracts are valued at the last settlement price on the market where they are primarily traded.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2023, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2023 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2023, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

15

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The Fund may use these investments to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve positioning, (iii) manage risk, (iv) enhance potential returns, or (v) as substitutes for permitted Fund investments. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into cleared swaps.

In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the swap contracts and may realize a loss. During the six months ended June 30, 2023, the Fund entered into credit default swaps for risk exposure management and to enhance potential return.

e. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of its investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from its current market value. There were no options transactions as of June 30, 2023.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be

16

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.45% of the first $300 million, and 0.40% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Fund has no sub-adviser.

Park Avenue has contractually agreed through April 30, 2024 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.50% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2023, Park Avenue waived fees and/or paid Fund expenses in the amount of $72,991.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (TBA) securities) for the six months ended June 30, 2023, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$54,329,413	$196,836,116
Sales	29,625,915	253,946,505

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

17

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

d. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2023, the Fund did not hold any restricted, other than 144A restricted securities or illiquid securities.

f. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

g. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

h. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

i. Loan Risk Investments in loans are particularly subject to, among other risks, credit risk, interest rate risk, and counterparty risk. The Fund’s investments in loans can be difficult to value accurately and may be more susceptible to liquidity risk than fixed income (or debt) investments of similar credit quality and/or maturity. Investments or transactions in loans are often subject to long settlement periods (potentially longer than seven days), which could limit the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. As a result, the Fund may be forced to sell other, more desirable, liquid investments, sell illiquid investments at a loss or take other measures to raise cash. Loans often are rated below investment-grade and may be unrated and subject the Fund to the risk that the value of the collateral for the loan may be insufficient to cover the borrower’s obligations should the borrower fail to make

18

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants (if any) more difficult for the Fund as legal action may have to go through the issuer of the participations. Investments in loans that lack or possess fewer or contingent contractual restrictive covenants are particularly susceptible to the risks associated with these investments. In addition, loans and other similar investments may not be considered “securities” and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

j. Disclosures About Derivative Instruments and Hedging Activities The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2023 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Under certain market conditions, the Fund may use credit default swaps to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve exposure, (iii) manage risk, (iv) enhance returns, or (v) as substitutes for permitted Fund investments. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities.

The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. Cleared swaps are transacted through futures commission merchants (“FCM”s) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. Funds post initial and variation margin by making payments to their clearing member FCMs.

Generally, the Fund will enter into credit default swaps on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Credit default swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to credit default swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a credit default swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

In addition to the risks generally applicable to derivatives, risks associated with credit default swap agreements include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements.

As of June 30, 2023, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

	Interest Rate Contracts	Credit Default Contracts

Asset Derivatives
Futures Contracts[1]	$226,276	$—

Liability Derivatives
Futures Contracts[1]	$(1,063,451)	$—
Swap Contracts[2]	—	(317,716)

[1]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

[2]

Statement of Assets and Liabilities location: Includes the fair value of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

19

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

Transactions in derivative investments for the six months ended June 30, 2023 were as follows:

	Interest Rate Contracts	Credit Default Contracts

Net Realized Gain/(Loss)
Futures Contracts[1]	$(703,258)	$—
Swap Contracts[2]	—	(2,045,822)

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[3]	$(924,665)	$—
Swap Contracts[4]	—	967,720

Average Number of Notional Amounts
Futures Contracts[5]	588	—
Swap Contracts — Buy/Sell Protection	$—	$20,785,714

[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net realized gain/(loss) from swap contracts.
[3]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[4]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on swap contracts.
[5]	Amount represents number of contracts.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank

Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 5, 2024. The Fund did not utilize the credit facility during the six months ended June 30, 2023.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has adversely impacted both local and global economies, including those in which the Fund may invest. These impacts include materially reduced consumer demand and economic output, disrupted supply chains, market closures, travel restrictions and quarantines, and strained healthcare systems. The Fund’s operations may be interrupted as a result, which may have a negative impact on the Fund’s investment performance.

9. Subsequent Event

The Bloomberg US Government/Credit 1-3 Year Total Return Index (the “Index”) replaced the Bloomberg US Government Bond 1-3 Year Index as the Fund’s primary benchmark effective July 1, 2023. The Index was selected to align more closely with the Fund’s investment strategy and portfolio holdings.

20

SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”)

Previously approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and otherwise support carrying out the Administrator’s liquidity risk management responsibilities under the Program.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually, taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified, no less than monthly, into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value.

The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets that must be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 29-30, 2023, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented and the investment strategies for each Fund continue to be appropriate since its inception. In addition, the Report summarized the operation of the Program and the information and factors considered by the Administrator in its assessment of the Program’s implementation, such as the liquidity risk assessment framework and liquidity classification methodologies.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

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Approval of Investment Management Agreement

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 29-30, 2023 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-Advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-Advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Small Cap Core VIP Fund; (ii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund; (iii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iv) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (v) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (vi) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vii) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (viii) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (ix) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (xi) FIAM LLC with respect to Guardian Select Mid Cap Core VIP Fund; and (xii) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting, (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-Adviser) with respect to Guardian International Equity VIP Fund for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses

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from the Manager and each Sub-Adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-Advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-Adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-Advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-Advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-Adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-Advisers to the COVID-19 pandemic, including the continuation of remote work arrangements and return-to-office plans. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-Advisers with respect to the services that the Sub-Advisers would provide under the Sub-Advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-Advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-Advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment

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advisory services provided by the Sub-Advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-Advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-Advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-Adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-Advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-Adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-Advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-Advisers, but noted that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-Advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-Advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in

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light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-Advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-Advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-Advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 4th quintile for its performance universe for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 5-year periods and in the 4th quintile for 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•

The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark

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index for the 1-year period. The Board note that the Fund’s performance was lower than the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The

Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and that the actual total expenses were in the 4th quintile.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was lower than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 2nd quintile of its performance universe for the 3-year period and in the 3rd quintile of its performance universe for the 5-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was higher than the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that the actual total expenses were in the 3rd quintile.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year, 3-year and 5-year periods.
•	The Board noted that the contractual management fee, the actual management fee and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 4th quintile of its performance universe for the 3-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile of its performance universe for the 5-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that

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the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile and the actual total expenses were in the 3rd quintile.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and the actual management fee and the actual total expenses were in the 1st quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile and the actual management fee was in the 2nd quintile.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and actual total expenses were in the 3rd quintile of the expense group and the actual management fee was in the 1st quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

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This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB11741

Guardian Variable

Products Trust

2023

Semiannual Report

All Data as of June 30, 2023

Guardian Small Cap Core VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Small Cap Core VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2023. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN SMALL CAP CORE VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $274,392,964

Sector Allocation[1] As of June 30, 2023

Top Ten Holdings[2] As of June 30, 2023

Holding	% of Total Net Assets
Murphy USA, Inc.	2.14%
Textainer Group Holdings Ltd.	1.98%
Eagle Materials, Inc.	1.89%
Bloomin’ Brands, Inc.	1.80%
SMART Global Holdings, Inc.	1.79%
Century Communities, Inc.	1.79%
Kite Realty Group Trust REIT	1.78%
Euronet Worldwide, Inc.	1.77%
Terex Corp.	1.76%
Itron, Inc.	1.54%
Total	18.24%

[1]	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
[2]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23-6/30/23	Expense Ratio During Period 1/1/23-6/30/23
Based on Actual Return	$1,000.00	$1,127.10	$5.49	1.04%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,019.64	$5.21	1.04%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN SMALL CAP CORE VIP FUND

June 30, 2023 (unaudited)	Shares	Value
Common Stocks – 99.1%

Automobile Components – 0.9%

Visteon Corp.(1)	16,540	$2,375,309

		2,375,309
Banks – 6.5%

Bank OZK	83,993	3,373,159

Cadence Bank	138,369	2,717,567

Prosperity Bancshares, Inc.	47,500	2,682,800

Washington Federal, Inc.	101,705	2,697,216

WesBanco, Inc.	95,626	2,448,982

Wintrust Financial Corp.	53,306	3,871,082

		17,790,806
Biotechnology – 0.6%

Ultragenyx Pharmaceutical, Inc.(1)	34,922	1,610,952

		1,610,952
Chemicals – 2.3%

Avient Corp.	60,728	2,483,775

Olin Corp.	72,123	3,706,401

		6,190,176
Communications Equipment – 0.8%

Extreme Networks, Inc.(1)	88,100	2,295,005

		2,295,005
Construction & Engineering – 1.4%

Primoris Services Corp.	129,672	3,951,106

		3,951,106
Construction Materials – 1.9%

Eagle Materials, Inc.	27,800	5,182,476

		5,182,476
Consumer Finance – 3.7%

Encore Capital Group, Inc.(1)	65,566	3,187,819

OneMain Holdings, Inc.	85,100	3,718,019

PROG Holdings, Inc.(1)	100,351	3,223,274

		10,129,112
Diversified Consumer Services – 0.7%

Stride, Inc.(1)	52,876	1,968,573

		1,968,573
Diversified Telecommunication Services – 0.7%

Anterix, Inc.(1)	60,439	1,915,312

		1,915,312
Electric Utilities – 1.4%

Portland General Electric Co.	81,604	3,821,515

		3,821,515
Electrical Equipment – 1.3%

EnerSys	32,835	3,563,254

		3,563,254
Electronic Equipment, Instruments & Components – 3.5%

Advanced Energy Industries, Inc.	24,692	2,751,924

Itron, Inc.(1)	58,442	4,213,668

nLight, Inc.(1)	165,122	2,546,181

		9,511,773

June 30, 2023 (unaudited)	Shares	Value
Energy Equipment & Services – 2.7%

Atlas Energy Solutions, Inc., Class A	135,900	$2,359,224

Helmerich & Payne, Inc.	57,194	2,027,527

Valaris Ltd.(1)	50,200	3,159,086

		7,545,837
Entertainment – 0.7%

PLAYSTUDIOS, Inc.(1)(2)	325,000	1,595,750

PLAYSTUDIOS, Inc.(1)	44,181	216,929

		1,812,679
Financial Services – 3.1%

Euronet Worldwide, Inc.(1)	41,400	4,859,118

NMI Holdings, Inc., Class A(1)	144,294	3,725,671

		8,584,789
Food Products – 1.9%

Sovos Brands, Inc.(1)	120,793	2,362,711

Utz Brands, Inc.	170,104	2,782,902

		5,145,613
Ground Transportation – 1.2%

Marten Transport Ltd.	155,789	3,349,464

		3,349,464
Health Care Equipment & Supplies – 1.9%

Lantheus Holdings, Inc.(1)	27,044	2,269,532

Novocure Ltd.(1)	16,767	695,831

Omnicell, Inc.(1)	32,359	2,383,888

		5,349,251
Health Care Providers & Services – 4.5%

Acadia Healthcare Co., Inc.(1)	43,205	3,440,846

CareMax, Inc.(1)	90,158	280,391

CareMax, Inc.(1)(2)	213,620	664,358

HealthEquity, Inc.(1)	63,682	4,020,882

R1 RCM, Inc.(1)	214,447	3,956,547

		12,363,024
Hotel & Resort REITs – 0.9%

RLJ Lodging Trust	247,783	2,544,731

		2,544,731
Hotels, Restaurants & Leisure – 3.0%

Bloomin’ Brands, Inc.	183,700	4,939,693

Everi Holdings, Inc.(1)	224,855	3,251,403

		8,191,096
Household Durables – 1.8%

Century Communities, Inc.	64,038	4,906,592

		4,906,592
Independent Power and Renewable Electricity Producers – 0.9%

Sunnova Energy International, Inc.(1)	140,909	2,580,044

		2,580,044
Industrial REITs – 0.9%

LXP Industrial Trust	253,178	2,468,486

		2,468,486

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN SMALL CAP CORE VIP FUND

June 30, 2023 (unaudited)	Shares	Value
Insurance – 1.0%

Assured Guaranty Ltd.	50,505	$2,818,179

		2,818,179
IT Services – 1.6%

BigCommerce Holdings, Inc.(1)	283,700	2,822,815

Thoughtworks Holding, Inc.(1)	220,621	1,665,689

		4,488,504
Leisure Products – 1.4%

Vista Outdoor, Inc.(1)	138,683	3,837,359

		3,837,359
Life Sciences Tools & Services – 0.8%

Maravai LifeSciences Holdings, Inc., Class A(1)	170,600	2,120,558

		2,120,558
Machinery – 4.8%

Crane Co.	25,400	2,263,648

Crane NXT Co.	42,200	2,381,768

Hillman Solutions Corp.(1)	419,175	3,776,767

Terex Corp.	80,800	4,834,264

		13,256,447
Media – 2.5%

Gambling.com Group Ltd.(1)	130,800	1,339,392

Gray Television, Inc.	252,716	1,991,402

Integral Ad Science Holding Corp.(1)	199,235	3,582,245

		6,913,039
Metals & Mining – 2.7%

Commercial Metals Co.	41,766	2,199,397

Constellium SE(1)	165,144	2,840,477

MP Materials Corp.(1)	100,076	2,289,739

		7,329,613
Mortgage REITs – 0.8%

Redwood Trust, Inc.	345,158	2,198,656

		2,198,656
Multi-Utilities – 0.6%

Black Hills Corp.	28,359	1,708,913

		1,708,913
Office REITs – 1.4%

Corporate Office Properties Trust	156,134	3,708,182

		3,708,182
Oil, Gas & Consumable Fuels – 4.9%

CNX Resources Corp.(1)	140,014	2,481,048

HF Sinclair Corp.	85,148	3,798,452

Magnolia Oil & Gas Corp., Class A	184,045	3,846,541

Matador Resources Co.	62,000	3,243,840

		13,369,881
Pharmaceuticals – 2.3%

Cara Therapeutics, Inc.(1)	187,700	531,191

Intra-Cellular Therapies, Inc.(1)	37,571	2,378,996

Prestige Consumer Healthcare, Inc.(1)	55,600	3,304,308

		6,214,495

June 30, 2023 (unaudited)	Shares	Value
Professional Services – 3.0%

ICF International, Inc.	29,994	$3,730,954

Korn Ferry	51,561	2,554,332

Sterling Check Corp.(1)	159,023	1,949,622

		8,234,908
Retail REITs – 1.8%

Kite Realty Group Trust	219,248	4,898,000

		4,898,000
Semiconductors & Semiconductor Equipment – 4.1%

indie Semiconductor, Inc., Class A(1)	239,700	2,253,180

Photronics, Inc.(1)	153,800	3,966,502

SMART Global Holdings, Inc.(1)	169,175	4,907,767

		11,127,449
Software – 4.4%

CommVault Systems, Inc.(1)	46,225	3,356,859

NCR Corp.(1)	159,182	4,011,386

Rapid7, Inc.(1)	59,634	2,700,228

WalkMe Ltd.(1)	199,390	1,914,144

		11,982,617
Specialized REITs – 1.3%

PotlatchDeltic Corp.	67,800	3,583,230

		3,583,230
Specialty Retail – 4.9%

Group 1 Automotive, Inc.	14,129	3,646,695

Murphy USA, Inc.	18,879	5,873,446

Petco Health & Wellness Co., Inc.(1)	182,156	1,621,188

Urban Outfitters, Inc.(1)	70,882	2,348,321

		13,489,650
Trading Companies & Distributors – 5.6%

Custom Truck One Source, Inc.(1)	368,617	2,484,478

GATX Corp.	28,401	3,656,345

Rush Enterprises, Inc., Class A	63,060	3,830,264

Textainer Group Holdings Ltd.	137,940	5,432,077

		15,403,164

Total Common Stocks (Cost $240,496,524)		271,829,819

	Principal Amount	Value
Repurchase Agreements – 0.3%
Fixed Income Clearing Corp., 1.52%, dated 6/30/2023, proceeds at maturity value of $952,223, due 7/3/2023(3)	$952,103	952,103

Total Repurchase Agreements (Cost $952,103)		952,103

Total Investments – 99.4% (Cost $241,448,627)		272,781,922

Assets in excess of other liabilities – 0.6%		1,611,042

Total Net Assets – 100.0%		$274,392,964

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN SMALL CAP CORE VIP FUND

(1)	Non–income–producing security.
(2)

Security is restricted. Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. At June 30, 2023, the aggregate market value of these securities amounted to $2,260,108, representing 0.8% of net assets.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.625%	3/15/2026	$957,100	$971,242

Legend:

REITs — Real Estate Investment Trusts

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$271,829,819	$—	$—	$271,829,819
Repurchase Agreements	—	952,103	—	952,103
Total	$271,829,819	$952,103	$—	$272,781,922

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN SMALL CAP CORE VIP FUND

Statement of Assets and Liabilities As of June 30, 2023 (unaudited)
Assets

Investments, at value	$272,781,922

Receivable for investments sold	1,793,221

Dividends/interest receivable	277,219

Prepaid expenses	3,035

Total Assets	274,855,397

Liabilities

Payable for fund shares redeemed	189,947

Investment advisory fees payable	153,273

Distribution fees payable	55,534

Accrued custodian and accounting fees	15,690

Accrued audit fees	13,978

Accrued trustees’ and officers’ fees	4,321

Accrued expenses and other liabilities	29,690

Total Liabilities	462,433

Total Net Assets	$274,392,964

Net Assets Consist of:

Paid-in capital	$199,603,148

Distributable earnings	74,789,816

Total Net Assets	$274,392,964

Investments, at Cost	$241,448,627

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	22,922,805

Net Asset Value Per Share	$11.97

Statement of Operations For the Six Months Ended June 30, 2023 (unaudited)
Investment Income

Dividends	$1,840,202

Interest	21,431

Total Investment Income	1,861,633

Expenses

Investment advisory fees	869,126

Distribution fees	314,901

Professional fees	36,743

Trustees’ and officers’ fees	30,933

Administrative fees	18,987

Custodian and accounting fees	18,902

Transfer agent fees	7,774

Shareholder reports	5,506

Other expenses	7,057

Total Expenses	1,309,929

Net Investment Income/(Loss)	551,704

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments

Net realized gain/(loss) from investments	(3,523,636)

Net change in unrealized appreciation/(depreciation) on investments	34,993,894

Net Gain on Investments	31,470,258

Net Increase in Net Assets Resulting From Operations	$32,021,962

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SMALL CAP CORE VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/23	For the Year Ended 12/31/22

Operations

Net investment income/(loss)	$551,704	$636,886

Net realized gain/(loss) from investments	(3,523,636)	(1,545,322)

Net change in unrealized appreciation/(depreciation) on investments	34,993,894	(62,682,085)

Net Increase/(Decrease) in Net Assets Resulting from Operations	32,021,962	(63,590,521)

Capital Share Transactions

Proceeds from sales of shares	22,596,648	69,252,183

Cost of shares redeemed	(26,751,064)	(43,280,112)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(4,154,416)	25,972,071

Net Increase/(Decrease) in Net Assets	27,867,546	(37,618,450)

Net Assets

Beginning of period	246,525,418	284,143,868

End of period	$274,392,964	$246,525,418

Other Information:

Shares

Sold	2,079,793	5,747,650

Redeemed	(2,360,556)	(3,722,078)

Net Increase/(Decrease)	(280,763)	2,025,572

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — GUARDIAN SMALL CAP CORE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/23	$10.62	$0.02		$1.33	$1.35	$11.97	12.71	%(4)

Year Ended 12/31/22	13.42	0.03		(2.83)	(2.80)	10.62	(20.86)%

Year Ended 12/31/21	11.40	0.00	(5)	2.02	2.02	13.42	17.72%

Year Ended 12/31/20	11.13	0.05		0.22	0.27	11.40	2.43%

Period Ended 12/31/19(6)	10.00	0.01		1.12	1.13	11.13	11.30	%(4)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SMALL CAP CORE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$274,393	1.04%	(4)	1.04%	(4)	0.44%	(4)	0.44%	(4)	20%	(4)

246,525	1.04%		1.04%		0.23%		0.23%		48%

284,144	1.04%		1.04%		0.01%		0.01%		45%

337,527	1.05%		1.05%		0.53%		0.53%		69%

310,451	1.01%	(4)	1.09%	(4)	0.57%	(4)	0.49%	(4)	98%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2019, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Rounds to $0.00 per share.

(6)	Commenced operations on October 21, 2019.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP CORE VIP FUND

June 30, 2023 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Small Cap Core VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 21, 2019. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP CORE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, price below current market value, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2023, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2023 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, private investment in public equity, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2023, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2023, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP CORE VIP FUND

sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.69% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2024 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.05% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2023, Park Avenue did not waive any fees or pay any Fund expenses.

Park Avenue has entered into a Sub-Advisory Agreement with ClearBridge Investments LLC (“ClearBridge”). ClearBridge is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP CORE VIP FUND

are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2023, the Fund paid distribution fees in the amount of $314,901 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $51,519,922 and $54,176,904, respectively, for the six months ended June 30, 2023. During the six months ended June 30, 2023, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2023, the Fund held two restricted securities, and did not hold any illiquid securities.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP CORE VIP FUND

f. Private Investment in Public Equity A Fund may invest in securities that are purchased in private investment in public equity (“PIPE”) transactions. PIPEs are an accredited investor’s purchase of stock in a public company at a discount to the current market value per share for the purpose of raising capital and may also issue warrants enabling a Fund to purchase additional shares at a price equal to or at a premium to current market prices. Securities acquired by a Fund in such transactions are subject to resale restrictions under securities laws. Because the shares issued in a PIPE transaction are “restricted securities” under the federal securities laws, a Fund cannot freely trade the securities until the issuer files a registration statement to provide for the public resale of the shares, which typically occurs after the completion of the PIPE transaction and the public registration process with the SEC is completed, a period which can last many months. While issuers in PIPE transactions typically agree that they will register the securities for resale by a Fund after the transaction closes (thereby removing resale restrictions), there is no guarantee that the securities will in fact be registered, or that the registration will be maintained. In addition, a PIPE issuer may require a Fund to agree to other resale restrictions as a condition to the sale of such securities. Thus, a Fund’s ability to resell securities acquired in PIPE transactions may be limited, and even though a public market may exist for such securities, the securities held by a Fund may be deemed illiquid.

g. Special Purpose Acquisition Companies A Fund may invest in stock, warrants, rights and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities in a private placement transaction or as part of a public offering. A SPAC, sometimes referred to as “blank check company,” is a private or publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. The shares of a SPAC are typically issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares of common stock. At a specified time, the rights and warrants may be separated from the common stock at the election of the holder, after which time each security typically is freely tradeable. Private companies can combine with a SPAC to go public by taking the SPAC’s place on an exchange as an alternative to making an initial public offering. Additionally, a Fund may purchase units or shares of SPACs that have completed an IPO on a secondary market, during a SPAC’s IPO or through a PIPE offering. PIPE transactions involve the purchase of securities typically at a discount to the market price of the company’s common stock and may be subject to transfer restrictions, which typically would make them less liquid than equity issued through a public offering. Investments in SPACs also have risks peculiar to the SPAC structure and investment process. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. To the extent a SPAC is invested in cash or similar securities, this may impact a Fund’s ability to meet its investment objective. SPAC shareholders may not approve any proposed acquisition or merger, or an acquisition or merger, once effected, may prove unsuccessful. If an acquisition or merger is not completed within a pre-established period (typically, two years), the remainder of funds invested in the SPAC are returned to its shareholders. While a SPAC investor may receive both stock in the SPAC, as well as warrants or other rights at no marginal cost, those warrants or other rights may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price. A Fund may also be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC. Moreover, interests in SPACs may be illiquid and/or be subject to restrictions on resale, which may remain for an extended time, and may only be traded in the over-the-counter market.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP CORE VIP FUND

portion of the credit facility. The agreement is in place until January 5, 2024. The Fund did not utilize the credit facility during the six months ended June 30, 2023.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has adversely impacted both local and global economies, including those in which the Fund may invest. These impacts include materially reduced consumer demand and economic output, disrupted supply chains, market closures, travel restrictions and quarantines, and strained healthcare systems. The Fund’s operations may be interrupted as a result, which may have a negative impact on the Fund’s investment performance.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) Previously approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and otherwise support carrying out the Administrator’s liquidity risk management responsibilities under the Program.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually, taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified, no less than monthly, into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value.

The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets that must be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 29-30, 2023, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented and the investment strategies for each Fund continue to be appropriate since its inception. In addition, the Report summarized the operation of the Program and the information and factors considered by the Administrator in its assessment of the Program’s implementation, such as the liquidity risk assessment framework and liquidity classification methodologies.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 29-30, 2023 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-Advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-Advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Small Cap Core VIP Fund; (ii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund; (iii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iv) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (v) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (vi) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vii) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (viii) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (ix) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (xi) FIAM LLC with respect to Guardian Select Mid Cap Core VIP Fund; and (xii) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting, (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-Adviser) with respect to Guardian International Equity VIP Fund for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses

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SUPPLEMENTAL INFORMATION (UNAUDITED)

from the Manager and each Sub-Adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-Advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-Adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-Advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-Advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-Adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-Advisers to the COVID-19 pandemic, including the continuation of remote work arrangements and return-to-office plans. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-Advisers with respect to the services that the Sub-Advisers would provide under the Sub-Advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-Advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-Advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment

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SUPPLEMENTAL INFORMATION (UNAUDITED)

advisory services provided by the Sub-Advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-Advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-Advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-Adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-Advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-Adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-Advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-Advisers, but noted that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-Advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-Advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in

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SUPPLEMENTAL INFORMATION (UNAUDITED)

light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-Advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-Advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-Advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 4th quintile for its performance universe for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 5-year periods and in the 4th quintile for 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•

The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark

20

SUPPLEMENTAL INFORMATION (UNAUDITED)

index for the 1-year period. The Board note that the Fund’s performance was lower than the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and that the actual total expenses were in the 4th quintile.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was lower than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

21

SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 2nd quintile of its performance universe for the 3-year period and in the 3rd quintile of its performance universe for the 5-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was higher than the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that the actual total expenses were in the 3rd quintile.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 4th quintile of its performance universe for the 3-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile of its performance universe for the 5-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

22

SUPPLEMENTAL INFORMATION (UNAUDITED)

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile and the actual total expenses were in the 3rd quintile.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and the actual management fee and the actual total expenses were in the 1st quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile and the actual management fee was in the 2nd quintile.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and actual total expenses were in the 3rd quintile of the expense group and the actual management fee was in the 1st quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

23

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

24

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB10526

Guardian Variable

Products Trust

2023

Semiannual Report

All Data as of June 30, 2023

Guardian Total Return Bond VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Total Return Bond VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2023. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN TOTAL RETURN BOND VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $256,622,441

Bond Sector Allocation[1] As of June 30, 2023

Bond Quality Allocation[2] As of June 30, 2023

1

GUARDIAN TOTAL RETURN BOND VIP FUND

Top Ten Holdings[1] As of June 30, 2023

Holding	Coupon Rate	Maturity Date	% of Total Net Assets
U.S. Treasury Bond	3.875%	5/15/2043	9.32%
U.S. Treasury Note	4.000%	6/30/2028	9.11%
U.S. Treasury Note	4.625%	6/30/2025	7.29%
U.S. Treasury Bond	3.625%	5/15/2053	4.69%
U.S. Treasury Note	3.750%	5/31/2030	2.92%
Federal National Mortgage Association	3.000%	5/1/2052	1.62%
Federal National Mortgage Association	3.500%	6/1/2052	1.55%
Federal Home Loan Mortgage Corp.	3.500%	6/1/2052	1.34%
Federal National Mortgage Association	2.500%	1/1/2052	1.28%
Octagon Loan Funding Ltd.	7.545%	11/18/2031	1.19%
Total			40.31%

[1]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Cash includes short-term investments and net other assets and liabilities.
[2]

The Bond Quality Allocation chart displays the percentage of fund assets allocated to each rating. Rating agencies’ independent ratings of individual securities are aggregated by Bloomberg, and market weights are reported using Standard & Poor’s letter rating conventions. Rating methodology uses the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services, and Fitch Ratings. When a rating from only two of the rating agencies is available, the lower rating is used. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standards of credit quality. Rating agencies may fail to make timely changes in credit ratings, and an issuer’s current financial condition may be better or worse than a rating indicates. In formulating investment decisions for the Fund, Park Avenue Institutional Advisers LLC develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

2

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23-6/30/23	Expense Ratio During Period 1/1/23-6/30/23
Based on Actual Return	$1,000.00	$1,016.70	$3.95	0.79%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,020.88	$3.96	0.79%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

June 30, 2023 (unaudited)	Principal Amount	Value
Agency Mortgage–Backed Securities – 12.5%

Federal Home Loan Mortgage Corp. 3.00% due 3/1/2052	$2,102,057	$1,851,950
3.50% due 6/1/2052	3,775,111	3,440,293
4.00% due 10/1/2037	435,714	420,640
4.00% due 6/1/2052	704,253	660,624
4.50% due 9/1/2052	480,763	462,066
5.00% due 12/1/2052	1,251,206	1,225,695

Federal National Mortgage Association 2.50% due 1/1/2052	3,882,719	3,292,378
2.50% due 5/1/2052	2,662,938	2,256,904
3.00% due 7/1/2051	2,241,863	1,976,752
3.00% due 3/1/2052	3,407,419	3,002,286
3.00% due 5/1/2052	4,730,511	4,162,931
3.50% due 6/1/2052	4,351,668	3,965,760
3.50% due 10/1/2052	2,330,658	2,122,890
3.50% due 11/1/2052	2,236,380	2,036,918
4.00% due 12/1/2052	1,271,283	1,192,553

Total Agency Mortgage–Backed Securities (Cost $32,734,576)		32,070,640
Asset–Backed Securities – 20.2%

Allegro CLO VI Ltd. 2017-2A B 6.76% (3 mo. USD LIBOR + 1.50%) due 1/17/2031(1)(2)(3)	1,000,000	975,200

Anchorage Capital CLO 7 Ltd. 2015-7A BR2 7.023% (3 mo. USD LIBOR + 1.75%) due 1/28/2031(1)(2)(3)	500,000	492,100

Ares XXXIIR CLO Ltd. 2014-32RA B 7.121% (3 mo. USD LIBOR + 1.80%) due 5/15/2030(1)(2)(3)	1,200,000	1,135,440

Ares XXXIV CLO Ltd. 2015-2A BR2 6.86% (3 mo. USD LIBOR + 1.60%) due 4/17/2033(1)(2)(3)	450,000	435,960

Avis Budget Rental Car Funding AESOP LLC 2019-3A A 2.36% due 3/20/2026(1)	1,380,000	1,302,539

Barings CLO Ltd. 2020-1A AR 6.41% (3 mo. USD LIBOR + 1.15%) due 10/15/2036(1)(2)(3)	1,550,000	1,513,135

Battalion CLO XX Ltd. 2021-20A D 8.36% (3 mo. USD LIBOR + 3.10%) due 7/15/2034(1)(2)(3)	2,000,000	1,712,360

BlueMountain CLO Ltd. 2014-2A BR2 7.00% (3 mo. USD LIBOR + 1.75%) due 10/20/2030(1)(2)(3)	800,000	783,040

BMW Vehicle Lease Trust 2023-1 A3 5.16% due 11/25/2025	1,000,000	993,552

June 30, 2023 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

Carlyle U.S. CLO Ltd. 2017-3A BR 7.25% (3 mo. USD LIBOR + 2.00%) due 7/20/2029(1)(2)(3)	$3,000,000	$2,846,700

CarMax Auto Owner Trust 2020-4 B 0.85% due 6/15/2026	1,400,000	1,306,208

Cathedral Lake VI Ltd. 2021-6A AN 6.505% (3 mo. USD LIBOR + 1.25%) due 4/25/2034(1)(2)(3)	1,200,000	1,179,596

CIFC Funding Ltd. 2013-4A BRR 6.892% (3 mo. USD LIBOR + 1.60%) due 4/27/2031(1)(2)(3)	800,000	782,240

DB Master Finance LLC 2021-1A A2II 2.493% due 11/20/2051(1)	1,034,250	859,738

Elmwood CLO IX Ltd. 2021-2A C 7.15% (3 mo. USD LIBOR + 1.90%) due 7/20/2034(1)(2)(3)	3,000,000	2,842,500

Ford Credit Auto Owner Trust 2020-1 A 2.04% due 8/15/2031(1)	1,100,000	1,034,987

Ford Credit Floorplan Master Owner Trust A 2020-2 A 1.06% due 9/15/2027	1,500,000	1,360,266

GM Financial Automobile Leasing Trust 2023-1 A3 5.16% due 4/20/2026	1,140,000	1,131,450

GM Financial Consumer Automobile Receivables Trust 2020-A A3 0.38% due 8/18/2025	546,833	535,760

Golden Credit Card Trust 2018-4A A 3.44% due 8/15/2025(1)	1,590,000	1,585,837

Gulf Stream Meridian 6 Ltd. 2021-6A A1 6.45% (3 mo. USD LIBOR + 1.19%) due 1/15/2037(1)(2)(3)	1,150,000	1,129,415

ICG U.S. CLO Ltd. 2018-2A B 7.023% (3 mo. USD LIBOR + 1.75%) due 7/22/2031(1)(2)(3)	1,300,000	1,261,553

KKR CLO 38 Ltd. 38A A1 6.306% (3 mo. USD Term SOFR + 1.32%) due 4/15/2033(1)(2)	1,725,000	1,696,179

Madison Park Funding XXIII Ltd. 2017-23A BR 6.842% (3 mo. USD LIBOR + 1.55%) due 7/27/2031(1)(2)(3)	1,300,000	1,274,520

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

June 30, 2023 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

Master Credit Card Trust 2021-1A A 0.53% due 11/21/2025(1)	$1,590,000	$1,515,111

Neuberger Berman CLO XVI-S Ltd. 2017-16SA BR 6.66% (3 mo. USD LIBOR + 1.40%) due 4/15/2034(1)(2)(3)	1,000,000	955,300

Neuberger Berman CLO XVII Ltd. 2014-17A BR2 6.773% (3 mo. USD LIBOR + 1.50%) due 4/22/2029(1)(2)(3)	1,100,000	1,077,780

Neuberger Berman Loan Advisers CLO 40 Ltd. 2021-40A A 6.32% (3 mo. USD LIBOR + 1.06%) due 4/16/2033(1)(2)(3)	1,500,000	1,480,800

Nissan Auto Lease Trust 2023-A A4 4.80% due 7/15/2027	550,000	542,052

Octagon Investment Partners 50 Ltd. 2020-4A DR 8.41% (3 mo. USD LIBOR + 3.15%) due 1/15/2035(1)(2)(3)	1,100,000	961,510

Octagon Loan Funding Ltd. 2014-1A CRR 7.545% (3 mo. USD LIBOR + 2.20%) due 11/18/2031(1)(2)(3)	3,200,000	3,060,160

OHA Credit Funding 3 Ltd. 2019-3A CR 7.20% (3 mo. USD LIBOR + 1.95%) due 7/2/2035(1)(2)(3)	3,000,000	2,856,300

Oscar U.S. Funding XIV LLC 2022-1A A2 1.60% due 3/10/2025(1)	504,887	499,391

Riserva CLO Ltd. 2016-3A CRR 7.062% (3 mo. USD LIBOR + 1.80%) due 1/18/2034(1)(2)(3)	3,000,000	2,818,200

Synchrony Card Funding LLC 2022-A1 A 3.37% due 4/15/2028	1,190,000	1,145,033

TIAA CLO IV Ltd. 2018-1A A2 6.95% (3 mo. USD LIBOR + 1.70%) due 1/20/2032(1)(2)(3)	1,720,000	1,674,936

Voya CLO Ltd. 2016-3A A3R 7.012% (3 mo. USD LIBOR + 1.75%) due 10/18/2031(1)(2)(3)	955,000	928,260

Westlake Automobile Receivables Trust 2022-3A A2 5.24% due 7/15/2025(1)	878,733	876,792

June 30, 2023 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

World Omni Auto Receivables Trust 2022-C A2 3.73% due 3/16/2026	$1,214,513	$1,202,942

Total Asset–Backed Securities (Cost $53,741,279)		51,764,842
Corporate Bonds & Notes – 20.3%

Aerospace & Defense – 0.4%

Lockheed Martin Corp. 4.75% due 2/15/2034	600,000	598,362
5.20% due 2/15/2055	300,000	309,693

Northrop Grumman Corp. 4.95% due 3/15/2053	200,000	195,068

		1,103,123
Agriculture – 0.5%

Philip Morris International, Inc. 5.75% due 11/17/2032	1,200,000	1,229,784

		1,229,784
Commercial Banks – 6.2%

Bank of America Corp. 4.271% (4.271% fixed rate until 7/23/2028; 3 mo. USD Term SOFR + 1.57% thereafter) due 7/23/2029(2)	1,200,000	1,138,104
5.288% (5.288% fixed rate until 4/25/2033; SOFR + 1.91% thereafter) due 4/25/2034(2)	900,000	891,747

Barclays PLC 2.645% (2.645% fixed rate until 6/24/2030; 1 yr. CMT + 1.90% thereafter) due 6/24/2031(2)	900,000	721,863
7.119% (7.119% fixed rate until 6/27/2033; SOFR + 3.57% thereafter) due 6/27/2034(2)	300,000	300,171

BNP Paribas SA 5.125% (5.125% fixed rate until 1/13/2028; 1 yr. CMT + 1.45% thereafter) due 1/13/2029(1)(2)	500,000	489,600
5.335% (5.335% fixed rate until 6/12/2028; 1 yr. CMT + 1.50% thereafter) due 6/12/2029(1)(2)	800,000	790,048

Credit Agricole SA 5.514% due 7/5/2033(1)	500,000	503,685

Deutsche Bank AG 2.311% (2.311% fixed rate until 11/16/2026; SOFR + 1.22% thereafter) due 11/16/2027(2)	1,700,000	1,462,340

Discover Bank 4.682% (4.682% fixed rate until 8/9/2023; 5 yr. USD Swap + 1.73% thereafter) due 8/9/2028(2)	1,300,000	1,180,894

Fifth Third Bank NA 2.25% due 2/1/2027	1,300,000	1,141,296

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

June 30, 2023 (unaudited)	Principal Amount	Value

Commercial Banks (continued)

Huntington National Bank
4.552% (4.552% fixed rate until 5/17/2027; SOFR + 1.65% thereafter) due 5/17/2028(2)	$700,000	$654,605
5.65% due 1/10/2030	300,000	288,132

JPMorgan Chase & Co. 4.203% (4.203% fixed rate until 7/23/2028; 3 mo. USD Term SOFR + 1.52% thereafter) due 7/23/2029(2)	2,000,000	1,901,140

Mitsubishi UFJ Financial Group, Inc. 5.406% (5.406% fixed rate until 4/19/2033; 1 yr. CMT + 1.97% thereafter) due 4/19/2034(2)	500,000	495,860

Morgan Stanley 5.123% (5.123% fixed rate until 2/1/2028; SOFR + 1.73% thereafter) due 2/1/2029(2)	1,100,000	1,085,524
5.25% (5.25% fixed rate until 4/21/2033; SOFR + 1.87% thereafter) due 4/21/2034(2)	800,000	789,568

NatWest Group PLC 5.808% (5.808% fixed rate until 9/13/2028; 1 yr. CMT + 1.95% thereafter) due 9/13/2029(2)	1,400,000	1,381,548

Truist Financial Corp. 5.867% (5.867% fixed rate until 6/8/2033; SOFR + 2.36% thereafter) due 6/8/2034(2)	600,000	601,140

		15,817,265
Computers – 0.5%

Apple, Inc. 2.65% due 2/8/2051	100,000	69,052
3.25% due 8/8/2029	1,000,000	936,040
3.35% due 8/8/2032	400,000	372,740

		1,377,832
Cosmetics & Personal Care – 0.6%

Haleon U.S. Capital LLC 3.625% due 3/24/2032	900,000	807,129

Kenvue, Inc. 4.90% due 3/22/2033(1)	700,000	707,812
5.05% due 3/22/2053(1)	100,000	101,941

		1,616,882
Diversified Financial Services – 1.2%

AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.00% due 10/29/2028	1,500,000	1,300,980

Air Lease Corp. 5.30% due 2/1/2028	600,000	589,626

Charles Schwab Corp. 4.625% due 3/22/2030	800,000	784,264

Mastercard, Inc. 4.85% due 3/9/2033	400,000	407,324

		3,082,194

June 30, 2023 (unaudited)	Principal Amount	Value

Electric – 1.7%

Alabama Power Co. 3.94% due 9/1/2032	$550,000	$508,151

Consumers Energy Co. 4.20% due 9/1/2052	200,000	171,546

Duke Energy Carolinas LLC 4.95% due 1/15/2033	500,000	496,800

Duke Energy Corp. 3.50% due 6/15/2051	450,000	326,322
5.00% due 8/15/2052	200,000	183,042

Exelon Corp. 5.60% due 3/15/2053	400,000	403,508

PPL Electric Utilities Corp. 5.00% due 5/15/2033	300,000	300,792
5.25% due 5/15/2053	600,000	611,472

Wisconsin Public Service Corp. 2.85% due 12/1/2051	150,000	99,270

Xcel Energy, Inc. 4.60% due 6/1/2032	1,300,000	1,230,294

		4,331,197
Food – 0.2%

Kroger Co. 1.70% due 1/15/2031	650,000	510,029

		510,029
Gas – 0.4%

CenterPoint Energy Resources Corp. 5.40% due 3/1/2033	900,000	916,182

		916,182
Healthcare–Services – 0.5%

Elevance Health, Inc. 4.75% due 2/15/2033	400,000	388,912
5.125% due 2/15/2053	100,000	96,776

UnitedHealth Group, Inc. 4.20% due 5/15/2032	600,000	572,556
5.875% due 2/15/2053	200,000	221,864

		1,280,108
Insurance – 1.2%

Aon Corp. / Aon Global Holdings PLC 5.35% due 2/28/2033	700,000	705,761

Athene Holding Ltd. 3.50% due 1/15/2031	450,000	370,656

Corebridge Financial, Inc. 3.90% due 4/5/2032	600,000	522,522

Hartford Financial Services Group, Inc. 2.80% due 8/19/2029	510,000	440,446
3.60% due 8/19/2049	200,000	150,984

MetLife, Inc. 4.55% due 3/23/2030	500,000	489,415
5.25% due 1/15/2054	300,000	292,062

Prudential Financial, Inc. 3.70% due 3/13/2051	100,000	76,753
5.75% due 7/15/2033	100,000	104,790

		3,153,389

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

June 30, 2023 (unaudited)	Principal Amount	Value
Media – 0.7%

Charter Communications Operating LLC / Charter Communications Operating Capital 3.90% due 6/1/2052	$20,000	$13,031
4.40% due 4/1/2033	300,000	263,394
5.25% due 4/1/2053	400,000	322,848

Comcast Corp. 1.95% due 1/15/2031	970,000	793,062
2.887% due 11/1/2051	300,000	201,216
5.35% due 5/15/2053	300,000	305,028

		1,898,579
Oil & Gas – 1.0%

BP Capital Markets America, Inc. 3.06% due 6/17/2041	450,000	341,721
4.812% due 2/13/2033	700,000	690,424

Cenovus Energy, Inc. 2.65% due 1/15/2032	300,000	242,217
3.75% due 2/15/2052	200,000	141,986

Occidental Petroleum Corp. 7.50% due 5/1/2031	400,000	436,712

Valero Energy Corp. 2.80% due 12/1/2031	800,000	658,656

		2,511,716
Oil & Gas Services – 0.2%

Schlumberger Investment SA 4.85% due 5/15/2033	600,000	591,450

		591,450
Pharmaceuticals – 1.1%

CVS Health Corp. 5.30% due 6/1/2033	1,000,000	998,260
5.875% due 6/1/2053	500,000	513,655

Pfizer Investment Enterprises Pte Ltd. 4.75% due 5/19/2033	1,400,000	1,395,310

		2,907,225
Pipelines – 0.8%

Cheniere Energy Partners LP 5.95% due 6/30/2033(1)	500,000	502,750

Energy Transfer LP 3.75% due 5/15/2030	500,000	452,010
5.00% due 5/15/2050	200,000	168,996

ONEOK, Inc. 6.10% due 11/15/2032	400,000	406,896

Western Midstream Operating LP 6.15% due 4/1/2033	600,000	604,014

		2,134,666
Real Estate Investment Trusts (REITs) – 1.1%

American Tower Corp. 5.50% due 3/15/2028	700,000	696,710
5.65% due 3/15/2033	500,000	508,650

Extra Space Storage LP 5.50% due 7/1/2030	800,000	795,296

Realty Income Corp. 4.85% due 3/15/2030	900,000	872,091

		2,872,747

June 30, 2023 (unaudited)	Principal Amount	Value
Semiconductors – 0.7%

Broadcom, Inc. 4.15% due 4/15/2032(1)	$1,100,000	$996,061

Intel Corp. 5.20% due 2/10/2033	600,000	605,592

NXP BV / NXP Funding LLC / NXP USA, Inc. 2.65% due 2/15/2032	250,000	202,130

		1,803,783
Software – 0.5%

Microsoft Corp. 2.921% due 3/17/2052	300,000	222,954

Oracle Corp. 5.55% due 2/6/2053	200,000	193,776
6.25% due 11/9/2032	500,000	530,475
6.90% due 11/9/2052	200,000	224,114

		1,171,319
Telecommunications – 0.4%

T-Mobile USA, Inc. 2.70% due 3/15/2032	750,000	621,420
3.40% due 10/15/2052	400,000	285,476

		906,896
Transportation – 0.4%

Union Pacific Corp. 3.95% due 9/10/2028	300,000	290,685
4.50% due 1/20/2033	200,000	196,852
4.95% due 5/15/2053	500,000	497,980

		985,517

Total Corporate Bonds & Notes (Cost $53,297,134)		52,201,883
Non–Agency Mortgage–Backed Securities – 9.5%

BANK 2019-BNK24 AS 3.283% due 11/15/2062(2)(4)	1,413,000	1,191,255
2022-BNK43 B 5.327% due 8/15/2055(2)(4)	500,000	431,242

BB-UBS Trust 2012-SHOW A 3.43% due 11/5/2036(1)	2,500,000	2,374,769

Citigroup Commercial Mortgage Trust 2014-GC21 A5 3.855% due 5/10/2047	1,330,000	1,301,248
2016-C3 AS 3.366% due 11/15/2049(2)(4)	1,125,000	1,008,783

Commercial Mortgage Trust 2014-CR18 AM 4.103% due 7/15/2047	1,550,000	1,490,385

Freddie Mac STACR REMIC Trust 2021-DNA7 M2 6.867% due 11/25/2041(1)(2)(4)	1,300,000	1,252,072
2021-HQA4 M1 6.017% due 12/25/2041(1)(2)(4)	793,547	769,603
2022-DNA1 M1A 6.067% due 1/25/2042(1)(2)(4)	708,467	696,886
2022-HQA3 M1A 7.367% due 8/25/2042(1)(2)(4)	1,433,796	1,442,418

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

June 30, 2023 (unaudited)	Principal Amount	Value
Non–Agency Mortgage–Backed Securities (continued)

Grace Trust 2020-GRCE C 2.769% due 12/10/2040(1)(2)(4)	$1,100,000	$821,779

GS Mortgage Securities Trust 2013-GC16 A4 4.271% due 11/10/2046	423,827	422,478

Jackson Park Trust 2019-LIC B 2.914% due 10/14/2039(1)	680,000	556,484

Life Mortgage Trust 2021-BMR C 6.362% due 3/15/2038(1)(2)(4)	1,474,455	1,419,546

Morgan Stanley Capital I Trust 2018-H4 A4 4.31% due 12/15/2051	900,000	837,495
2020-L4 AS 2.88% due 2/15/2053	750,000	603,564

NYC Commercial Mortgage Trust 2021-909 C 3.312% due 4/10/2043(1)(2)(4)	580,000	387,620

ONE Park Mortgage Trust 2021-PARK B 6.212% due 3/15/2036(1)(2)(4)	500,000	460,653

SLG Office Trust 2021-OVA A 2.585% due 7/15/2041(1)	1,800,000	1,442,773

Stack Infrastructure Issuer LLC 2021-1A A2 1.877% due 3/26/2046(1)	1,250,000	1,094,220

Wells Fargo Commercial Mortgage Trust 2018-AUS A 4.194% due 8/17/2036(1)(2)(4)	2,000,000	1,805,599
2021-SAVE A 6.343% due 2/15/2040(1)(2)(4)	1,181,728	1,111,419

WFRBS Commercial Mortgage Trust 2014-C19 AS 4.271% due 3/15/2047	1,500,000	1,467,664

Total Non–Agency Mortgage–Backed Securities (Cost $27,032,708)		24,389,955
U.S. Government Securities – 33.3%

U.S. Treasury Bond 3.625% due 5/15/2053	12,500,000	12,019,531
3.875% due 5/15/2043	24,500,000	23,910,469

U.S. Treasury Note 3.75% due 5/31/2030	7,600,000	7,495,500
4.00% due 6/30/2028	23,500,000	23,371,486
4.625% due 6/30/2025	18,800,000	18,714,078

Total U.S. Government Securities (Cost $85,617,096)		85,511,064

June 30, 2023 (unaudited)	Shares	Value
Exchange–Traded Funds – 1.8%

iShares MBS ETF	20,500	$1,911,932

Vanguard Mortgage-Backed Securities ETF	60,000	2,759,400

Total Exchange–Traded Funds (Cost $4,724,266)		4,671,332

	Principal Amount	Value
Repurchase Agreements – 0.9%

Fixed Income Clearing Corp., 1.52%, dated 6/30/2023, proceeds at maturity value of $2,250,842, due 7/3/2023(5)	$2,250,557	2,250,557

Total Repurchase Agreements (Cost $2,250,557)		2,250,557

Total Investments – 98.5% (Cost $259,397,616)		$252,860,273

Assets in excess of other liabilities – 1.5%		3,762,168

Total Net Assets – 100.0%		$256,622,441

(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2023, the aggregate market value of these securities amounted to $63,275,317, representing 24.7% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2023.
(3)

The London Interbank Offered Rate (“LIBOR”) is being phased out completely by June 30, 2023. There remains uncertainty regarding the nature of any replacement rate and the impact of a transition away from LIBOR on the Fund’s investments.

(4)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.625%	3/15/2026	$2,262,200	$2,295,626

8	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

Open futures contracts at June 30, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	September 2023	328	Long	$67,584,461	$66,696,750	$(887,711)
U.S. 5-Year Treasury Note	September 2023	130	Long	14,183,983	13,922,188	(261,795)
Total				$81,768,444	$80,618,938	$(1,149,506)

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Ultra 10-Year Treasury Note	September 2023	4	Short	$(476,862)	$(473,750)	$3,112

Centrally cleared credit default swap agreements — buy protection(6):

Reference Entity	Implied Credit Spread at 6/30/23(7)	Notional Amount(8)	Maturity	(Pay)/Receive Fixed Rate	Periodic Payment Frequency	Upfront Payments	Value	Unrealized Depreciation
CDX.NA.HY.S40	4.29%	USD 20,200,000	6/20/2028	(5.00)%	Quarterly	$(239,238)	$(564,193)	$(324,955)

(6)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(7)

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(8)

The notional amount represents the maximum potential amount the Fund could be required to pay as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Legend:

CLO — Collateralized Loan Obligation

CMT — Constant Maturity Treasury

LIBOR — London Interbank Offered Rate

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage–Backed Securities	$—	$32,070,640	$—	$32,070,640
Asset–Backed Securities	—	51,764,842	—	51,764,842
Corporate Bonds & Notes	—	52,201,883	—	52,201,883
Non–Agency Mortgage–Backed Securities	—	24,389,955	—	24,389,955
U.S. Government Securities	—	85,511,064	—	85,511,064
Exchange–Traded Funds	4,671,332	—	—	4,671,332
Repurchase Agreements	—	2,250,557	—	2,250,557
Total	$4,671,332	$248,188,941	$—	$252,860,273
Other Financial Instruments
Futures Contracts
Assets	$3,112	$—	$—	$3,112
Liabilities	(1,149,506)	—	—	(1,149,506)
Swap Contracts
Liabilities	—	(324,955)	—	(324,955)
Total	$(1,146,394)	$(324,955)	$—	$(1,471,349)

The accompanying notes are an integral part of these financial statements.	9

FINANCIAL INFORMATION — GUARDIAN TOTAL RETURN BOND VIP FUND

Statement of Assets and Liabilities As of June 30, 2023 (unaudited)
Assets

Investments, at value	$252,860,273

Receivable for investments sold	43,250,943

Receivable for variation margin on swap contracts	2,110,874

Interest receivable	1,514,938

Receivable for variation margin on futures contracts	1,329,052

Cash deposits with brokers for futures contracts	606,254

Reimbursement receivable from adviser	5,535

Receivable for fund shares subscribed	3,199

Prepaid expenses	2,977

Total Assets	301,684,045

Liabilities

Payable for investments purchased	43,593,040

Due to broker for swap contracts	1,123,015

Payable for fund shares redeemed	119,152

Investment advisory fees payable	95,964

Distribution fees payable	53,313

Accrued custodian and accounting fees	18,888

Accrued audit fees	18,739

Accrued trustees’ and officers’ fees	5,135

Accrued expenses and other liabilities	34,358

Total Liabilities	45,061,604

Total Net Assets	$256,622,441

Net Assets Consist of:

Paid-in capital	$285,229,708

Distributable loss	(28,607,267)

Total Net Assets	$256,622,441

Investments, at Cost	$259,397,616

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	28,118,005

Net Asset Value Per Share	$9.13

Statement of Operations For the Six Months Ended June 30, 2023 (unaudited)
Investment Income

Interest	$5,696,864

Dividends	75,006

Total Investment Income	5,771,870

Expenses

Investment advisory fees	601,130

Distribution fees	333,961

Professional fees	43,480

Trustees’ and officers’ fees	33,618

Custodian and accounting fees	28,862

Administrative fees	22,160

Transfer agent fees	7,048

Shareholder reports	6,188

Other expenses	7,342

Total Expenses	1,083,789

Less: Fees waived	(28,471)

Total Expenses, Net	1,055,318

Net Investment Income/(Loss)	4,716,552

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Derivative Contracts

Net realized gain/(loss) from investments	(10,971,751)

Net realized gain/(loss) from futures contracts	1,150,669

Net realized gain/(loss) from swap contracts	(2,980,867)

Net change in unrealized appreciation/(depreciation) on investments	11,691,158

Net change in unrealized appreciation/(depreciation) on futures contracts	(969,246)

Net change in unrealized appreciation/(depreciation) on swap contracts	1,711,905

Net Loss on Investments and Derivative Contracts	(368,132)

Net Increase in Net Assets Resulting From Operations	$4,348,420

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN TOTAL RETURN BOND VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/23	For the Year Ended 12/31/22

Operations

Net investment income/(loss)	$4,716,552	$7,566,776

Net realized gain/(loss) from investments and derivative contracts	(12,801,949)	(40,150,372)

Net change in unrealized appreciation/(depreciation) on investments and derivative contracts	12,433,817	(18,967,525)

Net Increase/(Decrease) in Net Assets Resulting from Operations	4,348,420	(51,551,121)

Capital Share Transactions

Proceeds from sales of shares	10,816,723	6,810,826

Cost of shares redeemed	(24,912,277)	(44,092,704)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(14,095,554)	(37,281,878)

Net Decrease in Net Assets	(9,747,134)	(88,832,999)

Net Assets

Beginning of period	266,369,575	355,202,574

End of period	$256,622,441	$266,369,575

Other Information:

Shares

Sold	1,173,456	737,252

Redeemed	(2,709,255)	(4,569,733)

Net Decrease	(1,535,799)	(3,832,481)

The accompanying notes are an integral part of these financial statements.	11

FINANCIAL INFORMATION — GUARDIAN TOTAL RETURN BOND VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/23	$8.98	$0.16	$(0.01)	$0.15	$9.13	1.67%(4)

Year Ended 12/31/22	10.61	0.24	(1.87)	(1.63)	8.98	(15.36)%

Year Ended 12/31/21	10.70	0.18	(0.27)	(0.09)	10.61	(0.84)%

Year Ended 12/31/20	10.03	0.14	0.53	0.67	10.70	6.68%

Period Ended 12/31/19(5)	10.00	0.03	0.00(6)	0.03	10.03	0.30%(4)

12	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN TOTAL RETURN BOND VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets(3)	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$256,622	0.79%(4)	0.81%(4)	3.53%(4)	3.51%(4)	181%(4)

266,370	0.79%	0.80%	2.54%	2.53%	154%

355,203	0.79%	0.79%	1.68%	1.68%	155%

333,391	0.79%	0.81%	1.40%	1.38%	112%

337,312	0.75%(4)	0.85%(4)	1.56%(4)	1.46%(4)	18%(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2019, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on October 21, 2019.

(6)	Rounds to $0.00 per share.

The accompanying notes are an integral part of these financial statements.	13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

June 30, 2023 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Total Return Bond VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 21, 2019. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks total return with an emphasis on current income as well as capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5c). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Exchange-traded financial futures and swap contracts are valued at the last settlement price on the market where they are primarily traded.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2023, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2023 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2023, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

15

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Fund’s asset allocation or risk exposure, (iii) to enhance potential return, or (iv) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into cleared swaps.

In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the swap contracts and may realize a loss. During the six months ended June 30, 2023, the Fund entered into credit default swaps for risk exposure management and to enhance potential return.

e. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of its investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from its current market value. There were no options transactions as of June 30, 2023.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be

16

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.45% of the first $300 million, and 0.40% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Fund has no sub-adviser.

Park Avenue has contractually agreed through April 30, 2024 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.79% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2023, Park Avenue waived fees and/or paid Fund expenses in the amount of $28,471.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2023, the Fund paid distribution fees in the amount of $333,961 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (TBA) securities) for the six months ended June 30, 2023, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$105,239,413	$365,304,237
Sales	108,153,179	355,043,044

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn

17

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

d. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2023, the Fund did not hold any restricted, other than 144A restricted securities or illiquid securities.

f. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

g. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

h. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

18

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

i. Disclosures About Derivative Instruments and Hedging Activities The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2023 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Under certain market conditions, the Fund may use credit default swaps to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve exposure, (iii) manage risk, (iv) enhance returns, or (v) as substitutes for permitted Fund investments. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities.

The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. Cleared swaps are transacted through futures commission merchants (“FCM”s) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. Funds post initial and variation margin by making payments to their clearing member FCMs.

Generally, the Fund will enter into credit default swaps on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Credit default swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to credit default swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a credit default swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

In addition to the risks generally applicable to derivatives, risks associated with credit default swap agreements include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements.

As of June 30, 2023, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

	Interest Rate Contracts	Credit Default Contracts

Asset Derivatives
Futures Contracts[1]	$3,112	$—

Liability Derivatives
Futures Contracts[1]	$(1,149,506)	$—
Swap Contracts[2]	—	(324,955)

[1]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

[2]

Statement of Assets and Liabilities location: Includes the fair value of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative investments for the six months ended June 30, 2023 were as follows:

	Interest Rate Contracts	Credit Default Contracts

Net Realized Gain/(Loss)
Futures Contracts[1]	$1,150,669	$—
Swap Contracts[2]	—	(2,980,867)

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[3]	$(969,246)	$—
Swap Contracts[4]	—	1,711,905

Average Number of Notional Amounts
Futures Contracts[5]	585	—
Swap Contracts — Buy/Sell Protection	$—	$26,342,857

[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net realized gain/(loss) from swap contracts.
[3]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[4]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on swap contracts.
[5]	Amount represents number of contracts.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street

19

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

Bank and Trust Company (the “Credit Agreement”) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 5, 2024. The Fund did not utilize the credit facility during the six months ended June 30, 2023.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the

Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has adversely impacted both local and global economies, including those in which the Fund may invest. These impacts include materially reduced consumer demand and economic output, disrupted supply chains, market closures, travel restrictions and quarantines, and strained healthcare systems. The Fund’s operations may be interrupted as a result, which may have a negative impact on the Fund’s investment performance.

20

SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) Previously approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and otherwise support carrying out the Administrator’s liquidity risk management responsibilities under the Program.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually, taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified, no less than monthly, into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value.

The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets that must be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 29-30, 2023, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented and the investment strategies for each Fund continue to be appropriate since its inception. In addition, the Report summarized the operation of the Program and the information and factors considered by the Administrator in its assessment of the Program’s implementation, such as the liquidity risk assessment framework and liquidity classification methodologies.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

21

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Management Agreement

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 29-30, 2023 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-Advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-Advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Small Cap Core VIP Fund; (ii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund; (iii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iv) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (v) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (vi) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vii) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (viii) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (ix) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (xi) FIAM LLC with respect to Guardian Select Mid Cap Core VIP Fund; and (xii) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting, (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-Adviser) with respect to Guardian International Equity VIP Fund for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses

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SUPPLEMENTAL INFORMATION (UNAUDITED)

from the Manager and each Sub-Adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-Advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-Adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-Advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-Advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-Adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-Advisers to the COVID-19 pandemic, including the continuation of remote work arrangements and return-to-office plans. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-Advisers with respect to the services that the Sub-Advisers would provide under the Sub-Advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-Advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-Advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment

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SUPPLEMENTAL INFORMATION (UNAUDITED)

advisory services provided by the Sub-Advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-Advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-Advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-Adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-Advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-Adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-Advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-Advisers, but noted that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-Advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-Advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in

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SUPPLEMENTAL INFORMATION (UNAUDITED)

light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-Advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-Advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-Advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 4th quintile for its performance universe for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 5-year periods and in the 4th quintile for 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•

The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark

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SUPPLEMENTAL INFORMATION (UNAUDITED)

index for the 1-year period. The Board note that the Fund’s performance was lower than the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The

Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and that the actual total expenses were in the 4th quintile.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was lower than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 2nd quintile of its performance universe for the 3-year period and in the 3rd quintile of its performance universe for the 5-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was higher than the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that the actual total expenses were in the 3rd quintile.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year, 3-year and 5-year periods.
•	The Board noted that the contractual management fee, the actual management fee and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 4th quintile of its performance universe for the 3-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile of its performance universe for the 5-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile and the actual total expenses were in the 3rd quintile.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and the actual management fee and the actual total expenses were in the 1st quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile and the actual management fee was in the 2nd quintile.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and actual total expenses were in the 3rd quintile of the expense group and the actual management fee was in the 1st quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

29

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB10524

Guardian Variable

Products Trust

2023

Semiannual Report

All Data as of June 30, 2023

Guardian U.S. Government Securities VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian U.S. Government Securities VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2023. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $193,142,392

Bond Sector Allocation[1] As of June 30, 2023

Bond Quality Allocation[2] As of June 30, 2023

1

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

Top Ten Holdings[1] As of June 30, 2023

Holding	Coupon Rate	Maturity Date	% of Total Net Assets
U.S. Treasury Note	4.625%	6/30/2025	17.52%
U.S. Treasury Note	4.000%	6/30/2028	16.99%
Vanguard Mortgage-Backed Securities ETF	—	—	4.84%
Fannie Mae ACES	3.610%	2/25/2031	3.64%
Federal National Mortgage Association	2.500%	7/1/2052	3.36%
U.S. Treasury Note	3.750%	5/31/2030	3.07%
Federal Home Loan Bank Discount Notes	2.539%	7/6/2023	2.07%
Federal National Mortgage Association	3.000%	11/1/2052	2.01%
Federal Home Loan Mortgage Corp.	5.000%	12/1/2052	1.95%
iShares MBS ETF	—	—	1.93%
Total			57.38%

[1]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Cash includes short-term investments and net other assets and liabilities.
[2]

The Bond Quality Allocation chart displays the percentage of fund assets allocated to each rating. Rating agencies’ independent ratings of individual securities are aggregated by Bloomberg, and market weights are reported using Standard & Poor’s letter rating conventions. Rating methodology uses the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services, and Fitch Ratings. When a rating from only two of the rating agencies is available, the lower rating is used. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standards of credit quality. Rating agencies may fail to make timely changes in credit ratings, and an issuer’s current financial condition may be better or worse than a rating indicates. In formulating investment decisions for the Fund, Park Avenue Institutional Advisers LLC develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

2

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23-6/30/23	Expense Ratio During Period 1/1/23-6/30/23
Based on Actual Return	$1,000.00	$1,011.70	$3.74	0.75%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,021.08	$3.76	0.75%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

SCHEDULE OF INVESTMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

June 30, 2023 (unaudited)	Principal Amount	Value
Agency Mortgage–Backed Securities – 36.4%

Fannie Mae ACES 2019-M4 A2 3.61% due 2/25/2031	$7,467,755	$7,019,687
2021-M4 A2 1.513% due 2/25/2031(1)(2)	1,000,000	802,639

Federal Home Loan Mortgage Corp. 2.50% due 9/1/2037	1,791,420	1,630,297
3.00% due 4/1/2052	2,912,238	2,565,734
3.50% due 11/1/2052	3,204,053	2,918,252
4.00% due 10/1/2052	2,807,750	2,633,808
4.50% due 2/1/2053	1,605,488	1,543,050
5.00% due 12/1/2052	3,849,864	3,771,369

Federal National Mortgage Association 2.00% due 6/1/2037	2,003,215	1,774,628
2.00% due 9/1/2037	1,916,903	1,698,164
2.50% due 10/1/2037	23,164	21,082
2.50% due 11/1/2037	935,272	851,192
2.50% due 1/1/2052	2,058,404	1,745,437
2.50% due 3/1/2052	1,971,192	1,670,633
2.50% due 4/1/2052	1,937,853	1,644,256
2.50% due 5/1/2052	1,939,448	1,645,609
2.50% due 7/1/2052	7,656,932	6,489,435
3.00% due 11/1/2037	1,146,129	1,069,360
3.00% due 7/1/2051	1,614,141	1,423,262
3.00% due 3/1/2052	769,960	678,378
3.00% due 4/1/2052	969,365	853,952
3.00% due 11/1/2052	4,412,252	3,884,364
3.50% due 10/1/2052	1,747,994	1,592,167
3.50% due 11/1/2052	3,403,186	3,099,658
4.50% due 9/1/2052	1,084,537	1,042,398
4.50% due 2/1/2053	1,605,588	1,543,157

Freddie Mac Multifamily Structured Pass-Through Certificates K048 A2 3.284% due 6/25/2025(1)(2)	2,045,000	1,972,819
K078 A2 3.854% due 6/25/2028	600,000	580,861
K082 A2 3.92% due 9/25/2028(1)(2)	3,385,000	3,283,312
K102 A2 2.537% due 10/25/2029	2,000,000	1,779,891
K124 A2 1.658% due 12/25/2030	4,200,000	3,432,783
K730 A2 3.59% due 1/25/2025(1)(2)	3,714,695	3,610,901

Total Agency Mortgage–Backed Securities (Cost $73,312,439)		70,272,535
Asset–Backed Securities – 8.1%

AmeriCredit Automobile Receivables Trust 2019-2 C 2.74% due 4/18/2025	457,673	455,739

Barings CLO Ltd. 2020-1A AR 6.41% (3 mo. USD LIBOR + 1.15%) due 10/15/2036(1)(3)(4)	1,100,000	1,073,838

June 30, 2023 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

BlueMountain CLO Ltd. 2014-2A BR2 7.00% (3 mo. USD LIBOR + 1.75%) due 10/20/2030(1)(3)(4)	$600,000	$587,280

BMW Vehicle Lease Trust 2023-1 A3 5.16% due 11/25/2025	1,000,000	993,552

Cathedral Lake VI Ltd. 2021-6A AN 6.505% (3 mo. USD LIBOR + 1.25%) due 4/25/2034(1)(3)(4)	1,200,000	1,179,596

Ford Credit Auto Lease Trust 2021-B A3 0.37% due 10/15/2024	758,041	753,560

GM Financial Automobile Leasing Trust 2023-1 A3 5.16% due 4/20/2026	810,000	803,925

Gulf Stream Meridian 6 Ltd. 2021-6A A1 6.45% (3 mo. USD LIBOR + 1.19%) due 1/15/2037(1)(3)(4)	1,000,000	982,100

Honda Auto Receivables Owner Trust 2021-2 A3 0.33% due 8/15/2025	1,155,265	1,123,250

KKR CLO 38 Ltd. 38A A1 6.306% (3 mo. USD Term SOFR + 1.32%) due 4/15/2033(1)(3)	1,250,000	1,229,115

NextGear Floorplan Master Owner Trust 2022-1A A2 2.80% due 3/15/2027(3)	1,750,000	1,660,843

Santander Retail Auto Lease Trust 2021-C A3 0.50% due 3/20/2025(3)	675,404	669,337

Toyota Lease Owner Trust 2021-A A4 0.50% due 8/20/2025(3)	1,000,000	989,827

Verizon Owner Trust 2020-A B 1.98% due 7/22/2024	76,302	76,179

Voya CLO Ltd. 2016-3A A3R 7.012% (3 mo. USD LIBOR + 1.75%) due 10/18/2031(1)(3)(4)	925,000	899,100

Westlake Automobile Receivables Trust 2022-3A A2 5.24% due 7/15/2025(3)	684,487	682,975

World Omni Auto Receivables Trust 2023-A A2A 5.18% due 7/15/2026	1,500,000	1,492,791

Total Asset–Backed Securities (Cost $15,829,022)		15,653,007

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

June 30, 2023 (unaudited)	Principal Amount	Value
Non–Agency Mortgage–Backed Securities – 5.8%

BB-UBS Trust 2012-SHOW A 3.43% due 11/5/2036(3)	$1,000,000	$949,908

Citigroup Commercial Mortgage Trust 2014-GC21 A5 3.855% due 5/10/2047	1,700,000	1,663,248
2019-PRM B 3.644% due 5/10/2036(3)	1,309,824	1,293,026

Commercial Mortgage Trust 2014-UBS3 A4 3.819% due 6/10/2047	1,550,000	1,510,668
2015-CR23 A4 3.497% due 5/10/2048	2,500,000	2,379,711

GS Mortgage Securities Trust 2013-GC16 A4 4.271% due 11/10/2046	796,794	794,259

Hudson Yards Mortgage Trust 2016-10HY A 2.835% due 8/10/2038(3)	600,000	538,943

ONE Park Mortgage Trust 2021-PARK A 5.962% due 3/15/2036(1)(2)(3)	500,000	472,646

Wells Fargo Commercial Mortgage Trust 2021-SAVE A 6.343% due 2/15/2040(1)(2)(3)	636,315	598,456

WFRBS Commercial Mortgage Trust 2014-C19 AS 4.271% due 3/15/2047	1,000,000	978,443

Total Non–Agency Mortgage–Backed Securities (Cost $11,933,146)		11,179,308
U.S. Government Agencies – 2.1%

Federal Home Loan Bank Discount Notes 2.539% due 7/6/2023(5)	4,000,000	3,998,352

Total U.S. Government Agencies (Cost $3,997,333)		3,998,352
U.S. Government Securities – 39.2%

U.S. Treasury Inflation-Indexed Note 0.125% due 4/15/2027	547,873	507,208

U.S. Treasury Note 3.375% due 5/15/2033	2,800,000	2,700,687
3.75% due 5/31/2030	6,000,000	5,917,500
4.00% due 6/30/2028	33,000,000	32,819,533
4.625% due 6/30/2025	34,000,000	33,844,610

Total U.S. Government Securities (Cost $75,888,310)		75,789,538

June 30, 2023 (unaudited)	Shares	Value
Exchange–Traded Funds – 6.8%

iShares MBS ETF	40,000	$3,730,600

Vanguard Mortgage-Backed Securities ETF	203,100	9,340,569

Total Exchange–Traded Funds (Cost $13,004,999)		13,071,169

	Principal Amount	Value
Repurchase Agreements – 0.6%

Fixed Income Clearing Corp., 1.52%, dated 6/30/2023, proceeds at maturity value of $1,232,600, due 7/3/2023(6)	$1,232,444	1,232,444

Total Repurchase Agreements (Cost $1,232,444)		1,232,444

Total Investments – 99.0% (Cost $195,197,693)		191,196,353

Assets in excess of other liabilities – 1.0%		1,946,039

Total Net Assets – 100.0%		$193,142,392

(1)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2023.
(2)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(3)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2023, the aggregate market value of these securities amounted to $13,806,990, representing 7.1% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(4)

The London Interbank Offered Rate (“LIBOR”) is being phased out completely by June 30, 2023. There remains uncertainty regarding the nature of any replacement rate and the impact of a transition away from LIBOR on the Fund’s investments.

(5)	Interest rate shown reflects the discount rate at time of purchase.
(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.625%	3/15/2026	$1,238,800	$1,257,104

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

Open futures contracts at June 30, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	September 2023	173	Long	$35,604,062	$35,178,469	$(425,593)
U.S. Long Bond	September 2023	39	Long	4,958,488	4,949,344	(9,144)
Total				$40,562,550	$40,127,813	$(434,737)

Centrally cleared credit default swap agreements — buy protection(7):

Reference Entity	Implied Credit Spread at 6/30/23(8)	Notional Amount(9)		Maturity	(Pay)/Receive Fixed Rate	Periodic Payment Frequency	Upfront Payments	Value	Unrealized Depreciation
CDX.NA.IG.S40	0.66%	USD	20,400,000	6/20/2028	(1.00)%	Quarterly	$(238,587)	$(305,199)	$(66,612)

(7)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(8)

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(9)

The notional amount represents the maximum potential amount the Fund could be required to pay as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America Investment Grade Index.

Legend:

CLO — Collateralized Loan Obligation

LIBOR — London Interbank Offered Rate

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage–Backed Securities	$—	$70,272,535	$—	$70,272,535
Asset–Backed Securities	—	15,653,007	—	15,653,007
Non–Agency Mortgage–Backed Securities	—	11,179,308	—	11,179,308
U.S. Government Agencies	—	3,998,352	—	3,998,352
U.S. Government Securities	—	75,789,538	—	75,789,538
Exchange–Traded Funds	13,071,169	—	—	13,071,169
Repurchase Agreements	—	1,232,444	—	1,232,444
Total	$13,071,169	$178,125,184	$—	$191,196,353
Other Financial Instruments
Futures Contracts
Liabilities	$(434,737)	$—	$—	$(434,737)
Swap Contracts
Liabilities	—	(66,612)	—	(66,612)
Total	$(434,737)	$(66,612)	$—	$(501,349)

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

Statement of Assets and Liabilities As of June 30, 2023 (unaudited)
Assets

Investments, at value	$191,196,353

Receivable for investments sold	67,073,983

Receivable for variation margin on futures contracts	821,092

Receivable for variation margin on swap contracts	506,292

Cash deposits with brokers for futures contracts	399,025

Interest receivable	370,597

Reimbursement receivable from adviser	14,869

Receivable for fund shares subscribed	8,467

Prepaid expenses	2,342

Total Assets	260,393,020

Liabilities

Payable for investments purchased	66,707,213

Due to broker for swap contracts	264,418

Payable for fund shares redeemed	102,157

Investment advisory fees payable	75,663

Distribution fees payable	40,246

Accrued audit fees	17,132

Accrued custodian and accounting fees	10,012

Accrued trustees’ and officers’ fees	3,938

Accrued expenses and other liabilities	29,849

Total Liabilities	67,250,628

Total Net Assets	$193,142,392

Net Assets Consist of:

Paid-in capital	$205,060,303

Distributable loss	(11,917,911)

Total Net Assets	$193,142,392

Investments, at Cost	$195,197,693

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	20,259,997

Net Asset Value Per Share	$9.53

Statement of Operations For the Six Months Ended June 30, 2023 (unaudited)
Investment Income

Interest	$3,182,079

Dividends	187,496

Total Investment Income	3,369,575

Expenses

Investment advisory fees	474,818

Distribution fees	252,563

Professional fees	35,840

Trustees’ and officers’ fees	25,419

Administrative fees	19,614

Custodian and accounting fees	18,761

Transfer agent fees	7,553

Shareholder reports	5,591

Other expenses	5,738

Total Expenses	845,897

Less: Fees waived	(88,208)

Total Expenses, Net	757,689

Net Investment Income/(Loss)	2,611,886

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Derivative Contracts

Net realized gain/(loss) from investments	(8,696,076)

Net realized gain/(loss) from futures contracts	17,827

Net realized gain/(loss) from swap contracts	75,901

Net change in unrealized appreciation/(depreciation) on investments	8,832,349

Net change in unrealized appreciation/(depreciation) on futures contracts	(300,796)

Net change in unrealized appreciation/(depreciation) on swap contracts	(66,612)

Net Loss on Investments and Derivative Contracts	(137,407)

Net Increase in Net Assets Resulting From Operations	$2,474,479

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/23	For the Year Ended 12/31/22

Operations

Net investment income/(loss)	$2,611,886	$2,717,472

Net realized gain/(loss) from investments and derivative contracts	(8,602,348)	(12,681,535)

Net change in unrealized appreciation/(depreciation) on investments and derivative contracts	8,464,941	(11,542,754)

Net Increase/(Decrease) in Net Assets Resulting from Operations	2,474,479	(21,506,817)

Capital Share Transactions

Proceeds from sales of shares	10,917,606	2,100,820

Cost of shares redeemed	(21,572,410)	(53,178,924)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(10,654,804)	(51,078,104)

Net Decrease in Net Assets	(8,180,325)	(72,584,921)

Net Assets

Beginning of period	201,322,717	273,907,638

End of period	$193,142,392	$201,322,717

Other Information:

Shares

Sold	1,136,233	218,217

Redeemed	(2,244,280)	(5,509,979)

Net Decrease	(1,108,047)	(5,291,762)

8	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

9

FINANCIAL INFORMATION — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/23	$9.42	$0.12	$(0.01)	$0.11	$9.53	1.17%	(4)

Year Ended 12/31/22	10.27	0.11	(0.96)	(0.85)	9.42	(8.28)%

Year Ended 12/31/21	10.53	0.06	(0.32)	(0.26)	10.27	(2.47)%

Year Ended 12/31/20	10.00	0.09	0.44	0.53	10.53	5.30%

Period Ended 12/31/19(5)	10.00	0.02	(0.02)	0.00	10.00	0.00%	(4)

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$193,142	0.75%	(4)	0.84%	(4)	2.59%	(4)	2.50%	(4)	193%	(4)

201,323	0.75%		0.83%		1.18%		1.10%		52%

273,908	0.75%		0.82%		0.61%		0.54%		64%

263,190	0.75%		0.84%		0.84%		0.75%		76%

270,003	0.70%	(4)	0.89%	(4)	1.29%	(4)	1.10%	(4)	31%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2019, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on October 21, 2019.

The accompanying notes are an integral part of these financial statements.	11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

June 30, 2023 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian U.S. Government Securities VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 21, 2019. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks total return with an emphasis on current income as well as capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Exchange-traded financial futures contracts are valued at the last settlement price on the market where they are primarily traded.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2023, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2023 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2023, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The Fund may use these investments to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve positioning, (iii) manage risk, (iv) enhance potential returns, or (v) as substitutes for permitted Fund investments. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into cleared swaps.

In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the swap contracts and may realize a loss. During the six months ended June 30, 2023, the Fund entered into credit default swaps for risk exposure management and to enhance potential return.

e. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of its investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from its current market value. There were no options transactions as of June 30, 2023.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.47% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Fund has no sub-adviser.

Park Avenue has contractually agreed through April 30, 2024 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.75% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2023, Park Avenue waived fees and/or paid Fund expenses in the amount of $88,208.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2023, the Fund paid distribution fees in the amount of $252,563 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (TBA) securities) for the six months ended June 30, 2023, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$19,586,004	$361,803,047
Sales	23,126,568	362,379,257

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund

15

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

f. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2023, the

Fund did not hold any restricted, other than 144A restricted securities or illiquid securities.

g. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

h. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

i. Disclosures About Derivative Instruments and Hedging Activities The Fund entered into futures contracts for the six months ended June 30, 2023 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the

16

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Under certain market conditions, the Fund may use credit default swaps to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve exposure, (iii) manage risk, (iv) enhance returns, or (v) as substitutes for permitted Fund investments. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities.

The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. Cleared swaps are transacted through futures commission merchants (“FCM”s) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. Funds post initial and variation margin by making payments to their clearing member FCMs.

Generally, the Fund will enter into credit default swaps on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Credit default swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to credit default swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a credit default swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

In addition to the risks generally applicable to derivatives, risks associated with credit default swap agreements include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements.

As of June 30, 2023, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

	Interest Rate Contracts	Credit Default Contracts

Liability Derivatives
Futures Contracts[1]	$(434,737)	$—
Swap Contracts[2]	—	(66,612)
[1]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

[2]

Statement of Assets and Liabilities location: Includes the fair value of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative investments for the six months ended June 30, 2023 were as follows:

	Interest Rate Contracts	Credit Default Contracts

Net Realized Gain/(Loss)
Futures Contracts[1]	$17,827	$—
Swap Contracts[2]	—	75,901

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[3]	$(300,796)	$—
Swap Contracts[4]	—	(66,612)

Average Number of Notional Amounts
Futures Contracts[5]	156	—
Swap Contracts — Buy/Sell Protection	$—	$11,600,000
[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net realized gain/(loss) from swap contracts.
[3]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[4]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on swap contracts.
[5]	Amount represents number of contracts.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit

17

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 5, 2024. The Fund did not utilize the credit facility during the six months ended June 30, 2023.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has adversely impacted both local and global economies, including those in which the Fund may invest. These impacts include materially reduced consumer demand and economic output, disrupted supply chains, market closures, travel restrictions and quarantines, and strained healthcare systems. The Fund’s operations may be interrupted as a result, which may have a negative impact on the Fund’s investment performance.

18

SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”)

Previously approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and otherwise support carrying out the Administrator’s liquidity risk management responsibilities under the Program.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually, taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified, no less than monthly, into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value.

The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets that must be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 29-30, 2023, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented and the investment strategies for each Fund continue to be appropriate since its inception. In addition, the Report summarized the operation of the Program and the information and factors considered by the Administrator in its assessment of the Program’s implementation, such as the liquidity risk assessment framework and liquidity classification methodologies.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

19

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Management Agreement

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 29-30, 2023 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-Advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-Advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Small Cap Core VIP Fund; (ii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund; (iii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iv) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (v) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (vi) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vii) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (viii) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (ix) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (xi) FIAM LLC with respect to Guardian Select Mid Cap Core VIP Fund; and (xii) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting, (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-Adviser) with respect to Guardian International Equity VIP Fund for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses

20

SUPPLEMENTAL INFORMATION (UNAUDITED)

from the Manager and each Sub-Adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-Advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-Adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-Advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-Advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-Adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-Advisers to the COVID-19 pandemic, including the continuation of remote work arrangements and return-to-office plans. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-Advisers with respect to the services that the Sub-Advisers would provide under the Sub-Advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-Advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-Advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment

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advisory services provided by the Sub-Advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-Advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-Advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-Adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-Advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-Adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-Advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-Advisers, but noted that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-Advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-Advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-Advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in

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SUPPLEMENTAL INFORMATION (UNAUDITED)

light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-Advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-Advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-Advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 4th quintile for its performance universe for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 5-year periods and in the 4th quintile for 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board note that the Fund’s performance was lower than the benchmark index for the 3-year and 5-year periods.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and that the actual total expenses were in the 4th quintile.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was lower than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and the actual total expenses were in the 3rd quintile of the expense group.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period. The Board acknowledged the Fund’s short operational history. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 2nd quintile of its performance universe for the 3-year period and in the 3rd quintile of its performance universe for the 5-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was higher than the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that the actual total expenses were in the 3rd quintile.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period and in the 4th quintile of its performance universe for the 3-year period. The Board noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 3-year periods and in the 4th quintile of its performance universe for the 5-year period. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods. The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual management fee were in the 2nd quintile and the actual total expenses were in the 3rd quintile.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and the actual management fee and the actual total expenses were in the 1st quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods The Board also noted that the Fund’s performance was lower than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile and the actual management fee was in the 2nd quintile.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund had less than one-year of operational history and was not able to evaluate an investment performance record for the Fund. The

Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and actual total expenses were in the 3rd quintile of the expense group and the actual management fee was in the 1st quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 2nd quintile of its performance universe for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the actual total expenses were in the 2nd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

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This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB10527

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.	Investments.

(a)	The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	None.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures, the registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a)(1) Code of ethics – Not applicable to this semi-annual report.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are attached hereto.

(b) Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) and 18 U.S.C. Section 1350 (as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guardian Variable Products Trust

By (Signature and Title)*	/s/ Dominique Baede
Dominique Baede, President
(Principal Executive Officer)
Date: September 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Dominique Baede
Dominique Baede, President
(Principal Executive Officer)

Date: September 5, 2023

By (Signature and Title)*	/s/ John H Walter
John H Walter, Treasurer
(Principal Financial and Accounting Officer)
Date: September 5, 2023